UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Biotechnology Discovery Fund
Class A [FBDIX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Biotechnology Discovery Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$134	1.01%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class A shares of Franklin Biotechnology Discovery Fund returned 65.03%. The Fund compares its performance to the  NASDAQ Biotechnology Index and the S&P 500 Index, which returned 37.61% and 31.05%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Overweighted portfolio exposure to mid-, small-, and micro-cap biotechnology stocks, which generally performed well. Performance also benefited from a focus on companies with proven drug delivery platforms, favorable clinical trial catalysts, and strong balance sheets. In addition, an emphasis on identifying clinically or commercially “de-risked” assets appears to have supported relative returns.

↑
Successful stock selection in the biotech industry, where numerous overweighted or off-benchmark holdings more than doubled in value, including key contributors Abivax, Ascendis Pharma, Praxis Precision Medicines, Merus, Spyre Therapeutics, Oruka Therapeutics, Centessa Pharmaceuticals, Dianthus Therapeutics and uniQure.

↑
Stock selection and overweighting in the pharmaceuticals industry, where much larger-than-index positions in Terns Pharmaceuticals and Jazz Pharmaceuticals topped a fairly long list of contributors. To a lesser extent, additional relative-return gains were achieved in three other industries: health care services (due to overweighting), managed health care (not an index component), and health care equipment (lack of exposure).

Top detractors from performance:
↓
Detrimental stock selection created a wide total-return gap in the life sciences tools and services industry; the combined value of the Fund’s related holdings declined, while those tracked by the benchmark index increased sharply.

↓
Several overweighted or off-benchmark biotech and pharma holdings either sold off amid company-specific setbacks or posted muted one-year gains. The key detractors in this regard were LENZ Therapeutics (purchased during the period), Benitec Biopharma, Soleno Therapeutics, ARS Pharmaceuticals, Ionis Pharmaceuticals (purchased during the period), Eli Lilly, MoonLake Immunotherapeutics (bought and sold during the period), Zealand Pharma, Ultragenyx Pharmaceuticals and Day One Biopharmaceuticals. Several of these positions were liquidated by year-end.

↓
The Fund lacked exposure to several index component companies—such as Roivant Sciences, Arrowhead Pharmaceuticals, United Therapeutics, Viatris, and Axsome Therapeutics—that significantly outperformed the benchmark. In addition, the portfolio’s cash allocation (averaging about 2.1% of total net assets) diluted relative performance during a time of robust and broad-based gains across the biotech and pharma industries.

Franklin Biotechnology Discovery Fund	PAGE 1	402-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class A	65.03	8.13	10.09
Class A (with sales charge)	55.94	6.91	9.47
Russell 3000 Index	31.01	11.91	14.76
NASDAQ Biotechnology Index	37.61	3.80	7.65
S&P 500 Index	31.05	13.14	15.26
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the end of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,037,360,270
Total Number of Portfolio Holdings	110
Total Management Fee Paid	$5,300,115
Portfolio Turnover Rate	37.62%
Franklin Biotechnology Discovery Fund	PAGE 2	402-ATSR-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Biotechnology Discovery Fund	PAGE 3	402-ATSR-0626

Franklin Biotechnology Discovery Fund
Class C [FBTDX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Biotechnology Discovery Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$232	1.76%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class C shares of Franklin Biotechnology Discovery Fund returned 63.82%. The Fund compares its performance to the  NASDAQ Biotechnology Index and the S&P 500 Index, which returned 37.61% and 31.05%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Overweighted portfolio exposure to mid-, small-, and micro-cap biotechnology stocks, which generally performed well. Performance also benefited from a focus on companies with proven drug delivery platforms, favorable clinical trial catalysts, and strong balance sheets. In addition, an emphasis on identifying clinically or commercially “de-risked” assets appears to have supported relative returns.

↑
Successful stock selection in the biotech industry, where numerous overweighted or off-benchmark holdings more than doubled in value, including key contributors Abivax, Ascendis Pharma, Praxis Precision Medicines, Merus, Spyre Therapeutics, Oruka Therapeutics, Centessa Pharmaceuticals, Dianthus Therapeutics and uniQure.

↑
Stock selection and overweighting in the pharmaceuticals industry, where much larger-than-index positions in Terns Pharmaceuticals and Jazz Pharmaceuticals topped a fairly long list of contributors. To a lesser extent, additional relative-return gains were achieved in three other industries: health care services (due to overweighting), managed health care (not an index component), and health care equipment (lack of exposure).

Top detractors from performance:
↓
Detrimental stock selection created a wide total-return gap in the life sciences tools and services industry; the combined value of the Fund’s related holdings declined, while those tracked by the benchmark index increased sharply.

↓
Several overweighted or off-benchmark biotech and pharma holdings either sold off amid company-specific setbacks or posted muted one-year gains. The key detractors in this regard were LENZ Therapeutics (purchased during the period), Benitec Biopharma, Soleno Therapeutics, ARS Pharmaceuticals, Ionis Pharmaceuticals (purchased during the period), Eli Lilly, MoonLake Immunotherapeutics (bought and sold during the period), Zealand Pharma, Ultragenyx Pharmaceuticals and Day One Biopharmaceuticals. Several of these positions were liquidated by year-end.

↓
The Fund lacked exposure to several index component companies—such as Roivant Sciences, Arrowhead Pharmaceuticals, United Therapeutics, Viatris, and Axsome Therapeutics—that significantly outperformed the benchmark. In addition, the portfolio’s cash allocation (averaging about 2.1% of total net assets) diluted relative performance during a time of robust and broad-based gains across the biotech and pharma industries.

Franklin Biotechnology Discovery Fund	PAGE 1	242-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class C	63.82	7.35	9.28
Russell 3000 Index	31.01	11.91	14.76
NASDAQ Biotechnology Index	37.61	3.80	7.65
S&P 500 Index	31.05	13.14	15.26
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the end of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,037,360,270
Total Number of Portfolio Holdings	110
Total Management Fee Paid	$5,300,115
Portfolio Turnover Rate	37.62%
Franklin Biotechnology Discovery Fund	PAGE 2	242-ATSR-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Biotechnology Discovery Fund	PAGE 3	242-ATSR-0626

Franklin Biotechnology Discovery Fund
Class R6 [FRBRX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Biotechnology Discovery Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$89	0.67%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class R6 shares of Franklin Biotechnology Discovery Fund returned 65.61%. The Fund compares its performance to the  NASDAQ Biotechnology Index and the S&P 500 Index, which returned 37.61% and 31.05%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Overweighted portfolio exposure to mid-, small-, and micro-cap biotechnology stocks, which generally performed well. Performance also benefited from a focus on companies with proven drug delivery platforms, favorable clinical trial catalysts, and strong balance sheets. In addition, an emphasis on identifying clinically or commercially “de-risked” assets appears to have supported relative returns.

↑
Successful stock selection in the biotech industry, where numerous overweighted or off-benchmark holdings more than doubled in value, including key contributors Abivax, Ascendis Pharma, Praxis Precision Medicines, Merus, Spyre Therapeutics, Oruka Therapeutics, Centessa Pharmaceuticals, Dianthus Therapeutics and uniQure.

↑
Stock selection and overweighting in the pharmaceuticals industry, where much larger-than-index positions in Terns Pharmaceuticals and Jazz Pharmaceuticals topped a fairly long list of contributors. To a lesser extent, additional relative-return gains were achieved in three other industries: health care services (due to overweighting), managed health care (not an index component), and health care equipment (lack of exposure).

Top detractors from performance:
↓
Detrimental stock selection created a wide total-return gap in the life sciences tools and services industry; the combined value of the Fund’s related holdings declined, while those tracked by the benchmark index increased sharply.

↓
Several overweighted or off-benchmark biotech and pharma holdings either sold off amid company-specific setbacks or posted muted one-year gains. The key detractors in this regard were LENZ Therapeutics (purchased during the period), Benitec Biopharma, Soleno Therapeutics, ARS Pharmaceuticals, Ionis Pharmaceuticals (purchased during the period), Eli Lilly, MoonLake Immunotherapeutics (bought and sold during the period), Zealand Pharma, Ultragenyx Pharmaceuticals and Day One Biopharmaceuticals. Several of these positions were liquidated by year-end.

↓
The Fund lacked exposure to several index component companies—such as Roivant Sciences, Arrowhead Pharmaceuticals, United Therapeutics, Viatris, and Axsome Therapeutics—that significantly outperformed the benchmark. In addition, the portfolio’s cash allocation (averaging about 2.1% of total net assets) diluted relative performance during a time of robust and broad-based gains across the biotech and pharma industries.

Franklin Biotechnology Discovery Fund	PAGE 1	342-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class R6	65.61	8.53	10.50
Russell 3000 Index	31.01	11.91	14.76
NASDAQ Biotechnology Index	37.61	3.80	7.65
S&P 500 Index	31.05	13.14	15.26
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the end of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,037,360,270
Total Number of Portfolio Holdings	110
Total Management Fee Paid	$5,300,115
Portfolio Turnover Rate	37.62%
Franklin Biotechnology Discovery Fund	PAGE 2	342-ATSR-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Biotechnology Discovery Fund	PAGE 3	342-ATSR-0626

Franklin Biotechnology Discovery Fund
Advisor Class [FTDZX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Biotechnology Discovery Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$101	0.76%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Advisor Class shares of Franklin Biotechnology Discovery Fund returned 65.45%. The Fund compares its performance to the  NASDAQ Biotechnology Index and the S&P 500 Index, which returned 37.61% and 31.05%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Overweighted portfolio exposure to mid-, small-, and micro-cap biotechnology stocks, which generally performed well. Performance also benefited from a focus on companies with proven drug delivery platforms, favorable clinical trial catalysts, and strong balance sheets. In addition, an emphasis on identifying clinically or commercially “de-risked” assets appears to have supported relative returns.

↑
Successful stock selection in the biotech industry, where numerous overweighted or off-benchmark holdings more than doubled in value, including key contributors Abivax, Ascendis Pharma, Praxis Precision Medicines, Merus, Spyre Therapeutics, Oruka Therapeutics, Centessa Pharmaceuticals, Dianthus Therapeutics and uniQure.

↑
Stock selection and overweighting in the pharmaceuticals industry, where much larger-than-index positions in Terns Pharmaceuticals and Jazz Pharmaceuticals topped a fairly long list of contributors. To a lesser extent, additional relative-return gains were achieved in three other industries: health care services (due to overweighting), managed health care (not an index component), and health care equipment (lack of exposure).

Top detractors from performance:
↓
Detrimental stock selection created a wide total-return gap in the life sciences tools and services industry; the combined value of the Fund’s related holdings declined, while those tracked by the benchmark index increased sharply.

↓
Several overweighted or off-benchmark biotech and pharma holdings either sold off amid company-specific setbacks or posted muted one-year gains. The key detractors in this regard were LENZ Therapeutics (purchased during the period), Benitec Biopharma, Soleno Therapeutics, ARS Pharmaceuticals, Ionis Pharmaceuticals (purchased during the period), Eli Lilly, MoonLake Immunotherapeutics (bought and sold during the period), Zealand Pharma, Ultragenyx Pharmaceuticals and Day One Biopharmaceuticals. Several of these positions were liquidated by year-end.

↓
The Fund lacked exposure to several index component companies—such as Roivant Sciences, Arrowhead Pharmaceuticals, United Therapeutics, Viatris, and Axsome Therapeutics—that significantly outperformed the benchmark. In addition, the portfolio’s cash allocation (averaging about 2.1% of total net assets) diluted relative performance during a time of robust and broad-based gains across the biotech and pharma industries.

Franklin Biotechnology Discovery Fund	PAGE 1	42-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Advisor Class	65.45	8.40	10.36
Russell 3000 Index	31.01	11.91	14.76
NASDAQ Biotechnology Index	37.61	3.80	7.65
S&P 500 Index	31.05	13.14	15.26
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the end of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,037,360,270
Total Number of Portfolio Holdings	110
Total Management Fee Paid	$5,300,115
Portfolio Turnover Rate	37.62%
Franklin Biotechnology Discovery Fund	PAGE 2	42-ATSR-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Biotechnology Discovery Fund	PAGE 3	42-ATSR-0626

Franklin Core Plus Bond Fund
Class A [FRSTX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Core Plus Bond Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$73	0.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class A shares of Franklin Core Plus Bond Fund returned 4.78%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 4.06% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocation to high-yield (HY) and investment-grade (IG) corporate bonds, agency mortgage-backed securities (MBS), commercial MBS and sovereign emerging market debt.
↑	Out-of-index exposure to residential MBS and collateralized loan obligations (CLOs).
↑	Exposure to the five-, 20- and 30-year portions of the yield curve.

Top detractors from performance:
↓	Security selection in HY corporate bonds, senior secured floating-rate bank loans and IG corporate bonds.
↓	Exposure to the 10-year segment of the yield curve.
Use of derivatives and the impact on performance:
The Fund utilized bond futures to manage duration exposure and high-yield credit default swap (CDS) to manage the Fund’s credit exposure. In aggregate, these instruments detracted slightly from performance.
Franklin Core Plus Bond Fund	PAGE 1	194-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class A	4.78	1.81	2.80
Class A (with sales charge)	0.87	1.03	2.41
Bloomberg U.S. Aggregate Index	4.06	0.18	1.67
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
Effective December 11, 2024, the Fund changed its name and adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,747,319,270
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	866
Total Management Fee Paid	$6,862,755
Portfolio Turnover Rate	349.54%
Franklin Core Plus Bond Fund	PAGE 2	194-ATSR-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective September 1, 2025, the Fund’s principal investment strategies were changed to reflect the Fund’s increased investments in collateralized mortgage obligations.
Related risk disclosure was added to the prospectus.
Effective September 30, 2025, Benjamin Cryer and Thomas Runkel no longer serve as portfolio managers of the Fund and Albert Chan was added as a portfolio manager of the Fund.
Effective May 8, 2025, the investment manager contractually agreed to waive fees and/or reimburse operating expenses (excluding the Rule 12b-1 fees and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.47% for each share class except Class R6 and 0.37% for Class R6 until August 31, 2026.
Additionally, effective May 8, 2025, the Fund’s contractual management fee schedule was reduced to a fee equal to an annual rate based on the value of the Fund’s average daily net assets, as follows: 0.350% up to and including $5 billion; 0.330% over $5 billion up to and including $10 billion; 0.310% over $10 billion up to and including $20 billion; and 0.290% over $20 billion.
This is a summary of certain changes and planned changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Core Plus Bond Fund	PAGE 3	194-ATSR-0626

Franklin Core Plus Bond Fund
Class C [FSGCX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Core Plus Bond Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$113	1.11%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class C shares of Franklin Core Plus Bond Fund returned 4.35%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 4.06% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocation to high-yield (HY) and investment-grade (IG) corporate bonds, agency mortgage-backed securities (MBS), commercial MBS and sovereign emerging market debt.
↑	Out-of-index exposure to residential MBS and collateralized loan obligations (CLOs).
↑	Exposure to the five-, 20- and 30-year portions of the yield curve.

Top detractors from performance:
↓	Security selection in HY corporate bonds, senior secured floating-rate bank loans and IG corporate bonds.
↓	Exposure to the 10-year segment of the yield curve.
Use of derivatives and the impact on performance:
The Fund utilized bond futures to manage duration exposure and high-yield credit default swap (CDS) to manage the Fund’s credit exposure. In aggregate, these instruments detracted slightly from performance.
Franklin Core Plus Bond Fund	PAGE 1	294-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class C	4.35	1.40	2.40
Class C (with sales charge)	3.35	1.40	2.40
Bloomberg U.S. Aggregate Index	4.06	0.18	1.67
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
Effective December 11, 2024, the Fund changed its name and adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,747,319,270
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	866
Total Management Fee Paid	$6,862,755
Portfolio Turnover Rate	349.54%
Franklin Core Plus Bond Fund	PAGE 2	294-ATSR-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective September 1, 2025, the Fund’s principal investment strategies were changed to reflect the Fund’s increased investments in collateralized mortgage obligations.
Related risk disclosure was added to the prospectus.
Effective September 30, 2025, Benjamin Cryer and Thomas Runkel no longer serve as portfolio managers of the Fund and Albert Chan was added as a portfolio manager of the Fund.
Effective May 8, 2025, the investment manager contractually agreed to waive fees and/or reimburse operating expenses (excluding the Rule 12b-1 fees and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.47% for each share class except Class R6 and 0.37% for Class R6 until August 31, 2026.
Additionally, effective May 8, 2025, the Fund’s contractual management fee schedule was reduced to a fee equal to an annual rate based on the value of the Fund’s average daily net assets, as follows: 0.350% up to and including $5 billion; 0.330% over $5 billion up to and including $10 billion; 0.310% over $10 billion up to and including $20 billion; and 0.290% over $20 billion.
This is a summary of certain changes and planned changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Core Plus Bond Fund	PAGE 3	294-ATSR-0626

Franklin Core Plus Bond Fund
Class R [FKSRX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Core Plus Bond Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$98	0.96%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class R shares of Franklin Core Plus Bond Fund returned 4.67%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 4.06% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocation to high-yield (HY) and investment-grade (IG) corporate bonds, agency mortgage-backed securities (MBS), commercial MBS and sovereign emerging market debt.
↑	Out-of-index exposure to residential MBS and collateralized loan obligations (CLOs).
↑	Exposure to the five-, 20- and 30-year portions of the yield curve.

Top detractors from performance:
↓	Security selection in HY corporate bonds, senior secured floating-rate bank loans and IG corporate bonds.
↓	Exposure to the 10-year segment of the yield curve.
Use of derivatives and the impact on performance:
The Fund utilized bond futures to manage duration exposure and high-yield credit default swap (CDS) to manage the Fund’s credit exposure. In aggregate, these instruments detracted slightly from performance.
Franklin Core Plus Bond Fund	PAGE 1	894-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class R	4.67	1.56	2.56
Bloomberg U.S. Aggregate Index	4.06	0.18	1.67
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
Effective December 11, 2024, the Fund changed its name and adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,747,319,270
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	866
Total Management Fee Paid	$6,862,755
Portfolio Turnover Rate	349.54%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Core Plus Bond Fund	PAGE 2	894-ATSR-0626

HOW HAS THE FUND CHANGED?
Effective September 1, 2025, the Fund’s principal investment strategies were changed to reflect the Fund’s increased investments in collateralized mortgage obligations.
Related risk disclosure was added to the prospectus.
Effective September 30, 2025, Benjamin Cryer and Thomas Runkel no longer serve as portfolio managers of the Fund and Albert Chan was added as a portfolio manager of the Fund.
Effective May 8, 2025, the investment manager contractually agreed to waive fees and/or reimburse operating expenses (excluding the Rule 12b-1 fees and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.47% for each share class except Class R6 and 0.37% for Class R6 until August 31, 2026.
Additionally, effective May 8, 2025, the Fund’s contractual management fee schedule was reduced to a fee equal to an annual rate based on the value of the Fund’s average daily net assets, as follows: 0.350% up to and including $5 billion; 0.330% over $5 billion up to and including $10 billion; 0.310% over $10 billion up to and including $20 billion; and 0.290% over $20 billion.
This is a summary of certain changes and planned changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Core Plus Bond Fund	PAGE 3	894-ATSR-0626

Franklin Core Plus Bond Fund
Class R6 [FGKNX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Core Plus Bond Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$37	0.36%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class R6 shares of Franklin Core Plus Bond Fund returned 5.27%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 4.06% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocation to high-yield (HY) and investment-grade (IG) corporate bonds, agency mortgage-backed securities (MBS), commercial MBS and sovereign emerging market debt.
↑	Out-of-index exposure to residential MBS and collateralized loan obligations (CLOs).
↑	Exposure to the five-, 20- and 30-year portions of the yield curve.

Top detractors from performance:
↓	Security selection in HY corporate bonds, senior secured floating-rate bank loans and IG corporate bonds.
↓	Exposure to the 10-year segment of the yield curve.
Use of derivatives and the impact on performance:
The Fund utilized bond futures to manage duration exposure and high-yield credit default swap (CDS) to manage the Fund’s credit exposure. In aggregate, these instruments detracted slightly from performance.
Franklin Core Plus Bond Fund	PAGE 1	314-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class R6	5.27	2.20	3.19
Bloomberg U.S. Aggregate Index	4.06	0.18	1.67
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
Effective December 11, 2024, the Fund changed its name and adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,747,319,270
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	866
Total Management Fee Paid	$6,862,755
Portfolio Turnover Rate	349.54%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Core Plus Bond Fund	PAGE 2	314-ATSR-0626

HOW HAS THE FUND CHANGED?
Effective September 1, 2025, the Fund’s principal investment strategies were changed to reflect the Fund’s increased investments in collateralized mortgage obligations.
Related risk disclosure was added to the prospectus.
Effective September 30, 2025, Benjamin Cryer and Thomas Runkel no longer serve as portfolio managers of the Fund and Albert Chan was added as a portfolio manager of the Fund.
Effective May 8, 2025, the investment manager contractually agreed to waive fees and/or reimburse operating expenses (excluding the Rule 12b-1 fees and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.47% for each share class except Class R6 and 0.37% for Class R6 until August 31, 2026.
Additionally, effective May 8, 2025, the Fund’s contractual management fee schedule was reduced to a fee equal to an annual rate based on the value of the Fund’s average daily net assets, as follows: 0.350% up to and including $5 billion; 0.330% over $5 billion up to and including $10 billion; 0.310% over $10 billion up to and including $20 billion; and 0.290% over $20 billion.
This is a summary of certain changes and planned changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Core Plus Bond Fund	PAGE 3	314-ATSR-0626

Franklin Core Plus Bond Fund
Advisor Class [FKSAX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Core Plus Bond Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$47	0.46%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Advisor Class shares of Franklin Core Plus Bond Fund returned 5.04%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 4.06% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocation to high-yield (HY) and investment-grade (IG) corporate bonds, agency mortgage-backed securities (MBS), commercial MBS and sovereign emerging market debt.
↑	Out-of-index exposure to residential MBS and collateralized loan obligations (CLOs).
↑	Exposure to the five-, 20- and 30-year portions of the yield curve.

Top detractors from performance:
↓	Security selection in HY corporate bonds, senior secured floating-rate bank loans and IG corporate bonds.
↓	Exposure to the 10-year segment of the yield curve.
Use of derivatives and the impact on performance:
The Fund utilized bond futures to manage duration exposure and high-yield credit default swap (CDS) to manage the Fund’s credit exposure. In aggregate, these instruments detracted slightly from performance.
Franklin Core Plus Bond Fund	PAGE 1	694-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Advisor Class	5.04	2.06	3.05
Bloomberg U.S. Aggregate Index	4.06	0.18	1.67
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
Effective December 11, 2024, the Fund changed its name and adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,747,319,270
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	866
Total Management Fee Paid	$6,862,755
Portfolio Turnover Rate	349.54%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Core Plus Bond Fund	PAGE 2	694-ATSR-0626

HOW HAS THE FUND CHANGED?
Effective September 1, 2025, the Fund’s principal investment strategies were changed to reflect the Fund’s increased investments in collateralized mortgage obligations.
Related risk disclosure was added to the prospectus.
Effective September 30, 2025, Benjamin Cryer and Thomas Runkel no longer serve as portfolio managers of the Fund and Albert Chan was added as a portfolio manager of the Fund.
Effective May 8, 2025, the investment manager contractually agreed to waive fees and/or reimburse operating expenses (excluding the Rule 12b-1 fees and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.47% for each share class except Class R6 and 0.37% for Class R6 until August 31, 2026.
Additionally, effective May 8, 2025, the Fund’s contractual management fee schedule was reduced to a fee equal to an annual rate based on the value of the Fund’s average daily net assets, as follows: 0.350% up to and including $5 billion; 0.330% over $5 billion up to and including $10 billion; 0.310% over $10 billion up to and including $20 billion; and 0.290% over $20 billion.
This is a summary of certain changes and planned changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Core Plus Bond Fund	PAGE 3	694-ATSR-0626

Franklin Growth Opportunities Fund
Class A [FGRAX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$97	0.88%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class A shares of Franklin Growth Opportunities Fund returned 20.74%. The Fund compares its performance to the Russell 3000 Growth Index and the S&P 500 Index, which returned 30.98% and 31.05%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
In the communications services sector, Google parent company Alphabet was a leading relative contributor. The company saw a favorable resolution to its antitrust trial and benefited from the positive impacts of artificial intelligence (AI) on its business.

↑
The Fund benefited most from stock selection in the information technology (IT) sector. Within IT, Monolithic Power Systems was the leading contributor to relative returns. Shares of the analog semiconductor manufacturer advanced sharply amid growing confidence around AI infrastructure-related demand, capped by sharp earnings beat and guidance raise.

↑
In the industrials sector, an off index holding in private company Space Exploration Technologies (SpaceX) was a leading contributor to relative returns. The merger with xAI boosted the private market share price of the company, and expectations increased around a 2026 initial public offering for the aerospace and technology company.

Top detractors from performance:
↓
By sector, stock selection in communication services sector was the largest detractor from relative returns. Among individual detractors, in the IT sector, underweight in AI chip designer NVIDIA held back relative returns. The company continued to benefit from increased AI infrastructure spending, and demand for its advanced chips remained strong across cloud computing, data centers and enterprise AI applications. NVIDIA was the largest position in the Fund on an absolute basis, but the Fund was underweighted on a relative basis due to position size constraints.

↓
In the consumer staples sector, an off-benchmark holding in BellRing Brands was a leading detractor. The nutrition products company reported shrinking profit margins and saw increased competition in the protein shake category. Retailer inventory adjustments and reduced full year 2025 guidance were also headwinds for the company.

↓
In the industrials sector, Axon shares fell as investors expressed concerns about near-term margin pressure from higher investment spending, even though the company continued to report strong revenue growth and solid demand from public safety agencies.

Franklin Growth Opportunities Fund	PAGE 1	462-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class A	20.74	6.62	13.94
Class A (with sales charge)	14.10	5.43	13.30
Russell 3000 Index	31.01	11.91	14.76
Russell 3000 Growth Index	30.98	13.23	17.82
S&P 500 Index	31.05	13.14	15.26
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$4,394,400,813
Total Number of Portfolio Holdings	92
Total Management Fee Paid	$24,181,309
Portfolio Turnover Rate	39.14%
Franklin Growth Opportunities Fund	PAGE 2	462-ATSR-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Growth Opportunities Fund	PAGE 3	462-ATSR-0626

Franklin Growth Opportunities Fund
Class C [FKACX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$180	1.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class C shares of Franklin Growth Opportunities Fund returned 19.82%. The Fund compares its performance to the Russell 3000 Growth Index and the S&P 500 Index, which returned 30.98% and 31.05%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
In the communications services sector, Google parent company Alphabet was a leading relative contributor. The company saw a favorable resolution to its antitrust trial and benefited from the positive impacts of artificial intelligence (AI) on its business.

↑
The Fund benefited most from stock selection in the information technology (IT) sector. Within IT, Monolithic Power Systems was the leading contributor to relative returns. Shares of the analog semiconductor manufacturer advanced sharply amid growing confidence around AI infrastructure-related demand, capped by sharp earnings beat and guidance raise.

↑
In the industrials sector, an off index holding in private company Space Exploration Technologies (SpaceX) was a leading contributor to relative returns. The merger with xAI boosted the private market share price of the company, and expectations increased around a 2026 initial public offering for the aerospace and technology company.

Top detractors from performance:
↓
By sector, stock selection in communication services sector was the largest detractor from relative returns. Among individual detractors, in the IT sector, underweight in AI chip designer NVIDIA held back relative returns. The company continued to benefit from increased AI infrastructure spending, and demand for its advanced chips remained strong across cloud computing, data centers and enterprise AI applications. NVIDIA was the largest position in the Fund on an absolute basis, but the Fund was underweighted on a relative basis due to position size constraints.

↓
In the consumer staples sector, an off-benchmark holding in BellRing Brands was a leading detractor. The nutrition products company reported shrinking profit margins and saw increased competition in the protein shake category. Retailer inventory adjustments and reduced full year 2025 guidance were also headwinds for the company.

↓
In the industrials sector, Axon shares fell as investors expressed concerns about near-term margin pressure from higher investment spending, even though the company continued to report strong revenue growth and solid demand from public safety agencies.

Franklin Growth Opportunities Fund	PAGE 1	562-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class C	19.82	5.83	13.09
Class C (with sales charge)	18.92	5.83	13.09
Russell 3000 Index	31.01	11.91	14.76
Russell 3000 Growth Index	30.98	13.23	17.82
S&P 500 Index	31.05	13.14	15.26
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$4,394,400,813
Total Number of Portfolio Holdings	92
Total Management Fee Paid	$24,181,309
Portfolio Turnover Rate	39.14%
Franklin Growth Opportunities Fund	PAGE 2	562-ATSR-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Growth Opportunities Fund	PAGE 3	562-ATSR-0626

Franklin Growth Opportunities Fund
Class R [FKARX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$126	1.14%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class R shares of Franklin Growth Opportunities Fund returned 20.42%. The Fund compares its performance to the Russell 3000 Growth Index and the S&P 500 Index, which returned 30.98% and 31.05%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
In the communications services sector, Google parent company Alphabet was a leading relative contributor. The company saw a favorable resolution to its antitrust trial and benefited from the positive impacts of artificial intelligence (AI) on its business.

↑
The Fund benefited most from stock selection in the information technology (IT) sector. Within IT, Monolithic Power Systems was the leading contributor to relative returns. Shares of the analog semiconductor manufacturer advanced sharply amid growing confidence around AI infrastructure-related demand, capped by sharp earnings beat and guidance raise.

↑
In the industrials sector, an off index holding in private company Space Exploration Technologies (SpaceX) was a leading contributor to relative returns. The merger with xAI boosted the private market share price of the company, and expectations increased around a 2026 initial public offering for the aerospace and technology company.

Top detractors from performance:
↓
By sector, stock selection in communication services sector was the largest detractor from relative returns. Among individual detractors, in the IT sector, underweight in AI chip designer NVIDIA held back relative returns. The company continued to benefit from increased AI infrastructure spending, and demand for its advanced chips remained strong across cloud computing, data centers and enterprise AI applications. NVIDIA was the largest position in the Fund on an absolute basis, but the Fund was underweighted on a relative basis due to position size constraints.

↓
In the consumer staples sector, an off-benchmark holding in BellRing Brands was a leading detractor. The nutrition products company reported shrinking profit margins and saw increased competition in the protein shake category. Retailer inventory adjustments and reduced full year 2025 guidance were also headwinds for the company.

↓
In the industrials sector, Axon shares fell as investors expressed concerns about near-term margin pressure from higher investment spending, even though the company continued to report strong revenue growth and solid demand from public safety agencies.

Franklin Growth Opportunities Fund	PAGE 1	862-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class R	20.42	6.35	13.66
Russell 3000 Index	31.01	11.91	14.76
Russell 3000 Growth Index	30.98	13.23	17.82
S&P 500 Index	31.05	13.14	15.26
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$4,394,400,813
Total Number of Portfolio Holdings	92
Total Management Fee Paid	$24,181,309
Portfolio Turnover Rate	39.14%
Franklin Growth Opportunities Fund	PAGE 2	862-ATSR-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Growth Opportunities Fund	PAGE 3	862-ATSR-0626

Franklin Growth Opportunities Fund
Class R6 [FOPPX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$63	0.57%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class R6 shares of Franklin Growth Opportunities Fund returned 21.11%. The Fund compares its performance to the Russell 3000 Growth Index and the S&P 500 Index, which returned 30.98% and 31.05%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
In the communications services sector, Google parent company Alphabet was a leading relative contributor. The company saw a favorable resolution to its antitrust trial and benefited from the positive impacts of artificial intelligence (AI) on its business.

↑
The Fund benefited most from stock selection in the information technology (IT) sector. Within IT, Monolithic Power Systems was the leading contributor to relative returns. Shares of the analog semiconductor manufacturer advanced sharply amid growing confidence around AI infrastructure-related demand, capped by sharp earnings beat and guidance raise.

↑
In the industrials sector, an off index holding in private company Space Exploration Technologies (SpaceX) was a leading contributor to relative returns. The merger with xAI boosted the private market share price of the company, and expectations increased around a 2026 initial public offering for the aerospace and technology company.

Top detractors from performance:
↓
By sector, stock selection in communication services sector was the largest detractor from relative returns. Among individual detractors, in the IT sector, underweight in AI chip designer NVIDIA held back relative returns. The company continued to benefit from increased AI infrastructure spending, and demand for its advanced chips remained strong across cloud computing, data centers and enterprise AI applications. NVIDIA was the largest position in the Fund on an absolute basis, but the Fund was underweighted on a relative basis due to position size constraints.

↓
In the consumer staples sector, an off-benchmark holding in BellRing Brands was a leading detractor. The nutrition products company reported shrinking profit margins and saw increased competition in the protein shake category. Retailer inventory adjustments and reduced full year 2025 guidance were also headwinds for the company.

↓
In the industrials sector, Axon shares fell as investors expressed concerns about near-term margin pressure from higher investment spending, even though the company continued to report strong revenue growth and solid demand from public safety agencies.

Franklin Growth Opportunities Fund	PAGE 1	352-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class R6	21.11	6.97	14.35
Russell 3000 Index	31.01	11.91	14.76
Russell 3000 Growth Index	30.98	13.23	17.82
S&P 500 Index	31.05	13.14	15.26
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$4,394,400,813
Total Number of Portfolio Holdings	92
Total Management Fee Paid	$24,181,309
Portfolio Turnover Rate	39.14%
Franklin Growth Opportunities Fund	PAGE 2	352-ATSR-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Growth Opportunities Fund	PAGE 3	352-ATSR-0626

Franklin Growth Opportunities Fund
Advisor Class [FRAAX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$70	0.63%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Advisor Class shares of Franklin Growth Opportunities Fund returned 21.04%. The Fund compares its performance to the Russell 3000 Growth Index and the S&P 500 Index, which returned 30.98% and 31.05%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
In the communications services sector, Google parent company Alphabet was a leading relative contributor. The company saw a favorable resolution to its antitrust trial and benefited from the positive impacts of artificial intelligence (AI) on its business.

↑
The Fund benefited most from stock selection in the information technology (IT) sector. Within IT, Monolithic Power Systems was the leading contributor to relative returns. Shares of the analog semiconductor manufacturer advanced sharply amid growing confidence around AI infrastructure-related demand, capped by sharp earnings beat and guidance raise.

↑
In the industrials sector, an off index holding in private company Space Exploration Technologies (SpaceX) was a leading contributor to relative returns. The merger with xAI boosted the private market share price of the company, and expectations increased around a 2026 initial public offering for the aerospace and technology company.

Top detractors from performance:
↓
By sector, stock selection in communication services sector was the largest detractor from relative returns. Among individual detractors, in the IT sector, underweight in AI chip designer NVIDIA held back relative returns. The company continued to benefit from increased AI infrastructure spending, and demand for its advanced chips remained strong across cloud computing, data centers and enterprise AI applications. NVIDIA was the largest position in the Fund on an absolute basis, but the Fund was underweighted on a relative basis due to position size constraints.

↓
In the consumer staples sector, an off-benchmark holding in BellRing Brands was a leading detractor. The nutrition products company reported shrinking profit margins and saw increased competition in the protein shake category. Retailer inventory adjustments and reduced full year 2025 guidance were also headwinds for the company.

↓
In the industrials sector, Axon shares fell as investors expressed concerns about near-term margin pressure from higher investment spending, even though the company continued to report strong revenue growth and solid demand from public safety agencies.

Franklin Growth Opportunities Fund	PAGE 1	662-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Advisor Class	21.04	6.89	14.23
Russell 3000 Index	31.01	11.91	14.76
Russell 3000 Growth Index	30.98	13.23	17.82
S&P 500 Index	31.05	13.14	15.26
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$4,394,400,813
Total Number of Portfolio Holdings	92
Total Management Fee Paid	$24,181,309
Portfolio Turnover Rate	39.14%
Franklin Growth Opportunities Fund	PAGE 2	662-ATSR-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Growth Opportunities Fund	PAGE 3	662-ATSR-0626

Franklin Natural Resources Fund
Class A [FRNRX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Natural Resources Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$127	0.96%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class A shares of Franklin Natural Resources Fund returned 64.73%. The Fund compares its performance to the S&P North American Natural Resources Sector Index and the S&P Global Natural Resources Index, which returned 53.73% and 49.88%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Among metals producers, exceptionally strong gains for overweighted or off-benchmark positions in the diversified metals and mining industry, including rare earth development and production companies like Aclara Resources, MP Materials and Lindian Resources (purchased during the period); Copper-focused producers like Lundin Mining, ERO Copper and Antofagasta; and gold miners such as Barrick Mining and Newmont. Many of these stocks more than doubled in value as prices for copper, gold, silver, and other metals rose to all-time or multiyear highs.

↑
In the energy sector, beneficial underweighting and stock selection in the oil and gas storage and transportation industry (led by a much lighter-than-index exposure to Enbridge); overweighting and stock selection in oilfield services, where the Fund’s holdings collectively increased more than 100%; and effective stock selection in integrated oil and gas, as well as oil and gas exploration and production.

↑
Triple-digit percentage gains for select off-benchmark industry allocations, including specialty chemicals (led by key contributor Albemarle); electrical components and equipment (led by T1 Energy); and heavy electrical equipment (led by GE Vernova).

Top detractors from performance:
↓
Benchmark-lagging gains for off-index positions in Linde, as well as Air Products and Chemicals, in the industrial gases industry and, to a lesser extent, Corteva and Nutrien in fertilizers and agricultural chemicals.

↓
Underweighted exposures to select oil and gas refining and marketing companies that rallied well beyond the benchmark averages, including key detractor Valero Energy. Relative returns were further pressured by underweighting’s in other energy-related outliers to the upside, including uranium fuel producer Cameco and drilling contractor Baker Hughes.

↓
Negative returns in some of the Fund’s single-asset, off-benchmark industry allocations, with the detractors focused on water infrastructure plays such as Badger Meter (electronic equipment and instruments industry) and Xylem (industrial machinery, supplies and components).

Franklin Natural Resources Fund	PAGE 1	403-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class A	64.73	20.21	8.15
Class A (with sales charge)	55.67	18.86	7.54
Russell 3000 Index	31.01	11.91	14.76
S&P North American Natural Resources Sector Index	53.73	20.81	10.34
S&P Global Natural Resources Index	49.88	12.01	10.96
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$538,915,982
Total Number of Portfolio Holdings	100
Total Management Fee Paid	$1,953,759
Portfolio Turnover Rate	27.09%
Franklin Natural Resources Fund	PAGE 2	403-ATSR-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Natural Resources Fund	PAGE 3	403-ATSR-0626

Franklin Natural Resources Fund
Class C [FNCRX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Natural Resources Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$225	1.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class C shares of Franklin Natural Resources Fund returned 63.49%. The Fund compares its performance to the S&P North American Natural Resources Sector Index and the S&P Global Natural Resources Index, which returned 53.73% and 49.88%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Among metals producers, exceptionally strong gains for overweighted or off-benchmark positions in the diversified metals and mining industry, including rare earth development and production companies like Aclara Resources, MP Materials and Lindian Resources (purchased during the period); Copper-focused producers like Lundin Mining, ERO Copper and Antofagasta; and gold miners such as Barrick Mining and Newmont. Many of these stocks more than doubled in value as prices for copper, gold, silver, and other metals rose to all-time or multiyear highs.

↑
In the energy sector, beneficial underweighting and stock selection in the oil and gas storage and transportation industry (led by a much lighter-than-index exposure to Enbridge); overweighting and stock selection in oilfield services, where the Fund’s holdings collectively increased more than 100%; and effective stock selection in integrated oil and gas, as well as oil and gas exploration and production.

↑
Triple-digit percentage gains for select off-benchmark industry allocations, including specialty chemicals (led by key contributor Albemarle); electrical components and equipment (led by T1 Energy); and heavy electrical equipment (led by GE Vernova).

Top detractors from performance:
↓
Benchmark-lagging gains for off-index positions in Linde, as well as Air Products and Chemicals, in the industrial gases industry and, to a lesser extent, Corteva and Nutrien in fertilizers and agricultural chemicals.

↓
Underweighted exposures to select oil and gas refining and marketing companies that rallied well beyond the benchmark averages, including key detractor Valero Energy. Relative returns were further pressured by underweighting’s in other energy-related outliers to the upside, including uranium fuel producer Cameco and drilling contractor Baker Hughes.

↓
Negative returns in some of the Fund’s single-asset, off-benchmark industry allocations, with the detractors focused on water infrastructure plays such as Badger Meter (electronic equipment and instruments industry) and Xylem (industrial machinery, supplies and components).

Franklin Natural Resources Fund	PAGE 1	503-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class C	63.49	19.31	7.34
Class C (with sales charge)	62.49	19.31	7.34
Russell 3000 Index	31.01	11.91	14.76
S&P North American Natural Resources Sector Index	53.73	20.81	10.34
S&P Global Natural Resources Index	49.88	12.01	10.96
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$538,915,982
Total Number of Portfolio Holdings	100
Total Management Fee Paid	$1,953,759
Portfolio Turnover Rate	27.09%
Franklin Natural Resources Fund	PAGE 2	503-ATSR-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Natural Resources Fund	PAGE 3	503-ATSR-0626

Franklin Natural Resources Fund
Class R6 [FNCSX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Natural Resources Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$78	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class R6 shares of Franklin Natural Resources Fund returned 65.36%. The Fund compares its performance to the S&P North American Natural Resources Sector Index and the S&P Global Natural Resources Index, which returned 53.73% and 49.88%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Among metals producers, exceptionally strong gains for overweighted or off-benchmark positions in the diversified metals and mining industry, including rare earth development and production companies like Aclara Resources, MP Materials and Lindian Resources (purchased during the period); Copper-focused producers like Lundin Mining, ERO Copper and Antofagasta; and gold miners such as Barrick Mining and Newmont. Many of these stocks more than doubled in value as prices for copper, gold, silver, and other metals rose to all-time or multiyear highs.

↑
In the energy sector, beneficial underweighting and stock selection in the oil and gas storage and transportation industry (led by a much lighter-than-index exposure to Enbridge); overweighting and stock selection in oilfield services, where the Fund’s holdings collectively increased more than 100%; and effective stock selection in integrated oil and gas, as well as oil and gas exploration and production.

↑
Triple-digit percentage gains for select off-benchmark industry allocations, including specialty chemicals (led by key contributor Albemarle); electrical components and equipment (led by T1 Energy); and heavy electrical equipment (led by GE Vernova).

Top detractors from performance:
↓
Benchmark-lagging gains for off-index positions in Linde, as well as Air Products and Chemicals, in the industrial gases industry and, to a lesser extent, Corteva and Nutrien in fertilizers and agricultural chemicals.

↓
Underweighted exposures to select oil and gas refining and marketing companies that rallied well beyond the benchmark averages, including key detractor Valero Energy. Relative returns were further pressured by underweighting’s in other energy-related outliers to the upside, including uranium fuel producer Cameco and drilling contractor Baker Hughes.

↓
Negative returns in some of the Fund’s single-asset, off-benchmark industry allocations, with the detractors focused on water infrastructure plays such as Badger Meter (electronic equipment and instruments industry) and Xylem (industrial machinery, supplies and components).

Franklin Natural Resources Fund	PAGE 1	803-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class R6	65.36	20.70	8.64
Russell 3000 Index	31.01	11.91	14.76
S&P North American Natural Resources Sector Index	53.73	20.81	10.34
S&P Global Natural Resources Index	49.88	12.01	10.96
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$538,915,982
Total Number of Portfolio Holdings	100
Total Management Fee Paid	$1,953,759
Portfolio Turnover Rate	27.09%
Franklin Natural Resources Fund	PAGE 2	803-ATSR-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Natural Resources Fund	PAGE 3	803-ATSR-0626

Franklin Natural Resources Fund
Advisor Class [FNRAX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Natural Resources Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$93	0.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Advisor Class shares of Franklin Natural Resources Fund returned 65.18%. The Fund compares its performance to the S&P North American Natural Resources Sector Index and the S&P Global Natural Resources Index, which returned 53.73% and 49.88%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Among metals producers, exceptionally strong gains for overweighted or off-benchmark positions in the diversified metals and mining industry, including rare earth development and production companies like Aclara Resources, MP Materials and Lindian Resources (purchased during the period); Copper-focused producers like Lundin Mining, ERO Copper and Antofagasta; and gold miners such as Barrick Mining and Newmont. Many of these stocks more than doubled in value as prices for copper, gold, silver, and other metals rose to all-time or multiyear highs.

↑
In the energy sector, beneficial underweighting and stock selection in the oil and gas storage and transportation industry (led by a much lighter-than-index exposure to Enbridge); overweighting and stock selection in oilfield services, where the Fund’s holdings collectively increased more than 100%; and effective stock selection in integrated oil and gas, as well as oil and gas exploration and production.

↑
Triple-digit percentage gains for select off-benchmark industry allocations, including specialty chemicals (led by key contributor Albemarle); electrical components and equipment (led by T1 Energy); and heavy electrical equipment (led by GE Vernova).

Top detractors from performance:
↓
Benchmark-lagging gains for off-index positions in Linde, as well as Air Products and Chemicals, in the industrial gases industry and, to a lesser extent, Corteva and Nutrien in fertilizers and agricultural chemicals.

↓
Underweighted exposures to select oil and gas refining and marketing companies that rallied well beyond the benchmark averages, including key detractor Valero Energy. Relative returns were further pressured by underweighting’s in other energy-related outliers to the upside, including uranium fuel producer Cameco and drilling contractor Baker Hughes.

↓
Negative returns in some of the Fund’s single-asset, off-benchmark industry allocations, with the detractors focused on water infrastructure plays such as Badger Meter (electronic equipment and instruments industry) and Xylem (industrial machinery, supplies and components).

Franklin Natural Resources Fund	PAGE 1	613-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Advisor Class	65.18	20.52	8.42
Russell 3000 Index	31.01	11.91	14.76
S&P North American Natural Resources Sector Index	53.73	20.81	10.34
S&P Global Natural Resources Index	49.88	12.01	10.96
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$538,915,982
Total Number of Portfolio Holdings	100
Total Management Fee Paid	$1,953,759
Portfolio Turnover Rate	27.09%
Franklin Natural Resources Fund	PAGE 2	613-ATSR-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Natural Resources Fund	PAGE 3	613-ATSR-0626

Franklin Small Cap Growth Fund
Class A [FSGRX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$123	1.07%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class A shares of Franklin Small Cap Growth Fund returned 30.13%. The Fund compares its performance to the Russell 2000 Growth Index and the S&P 500 Index, which returned 42.64% and 31.05%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
By sector, the largest contributor to relative returns was stock selection in the health care sector. However, the largest individual contributors all came from the information technology (IT) sector. An off-benchmark position in phototonics specialist Lumentum Holdings led relative contributors after the company reported strong fiscal second quarter 2026 financial results and upbeat forward guidance, driven by surging demand for artificial intelligence (AI) data center optics.

↑
Semiconductor manufacturer SiTime also advanced relative returns. Shares in the company, which makes precision timing chips, soared late in the period after the company posted strong revenue growth amid increased demand from AI data centers.

↑	Onto Innovation supported relative returns. The process control solutions company benefited from surging demand for advanced semiconductor packaging and metrology tools driven by AI chip growth.

Top detractors from performance:
↓
Stock selection and an overweight in the consumer staples sector held back relative returns. Within the sector, an off-benchmark holding in BellRing Brands was the leading detractor. The nutrition products company reported shrinking profit margins and decreasing demand for its protein shakes. Retailer inventory adjustments and reduced full year 2025 guidance were also headwinds for the company.

↓	Within IT, a broader market pivot away from software stocks had a negative impact on shares of software development platform GitLab, despite the company’s positive earnings reports.
↓
In the health care sector, relative performance was hurt by a position in health care software company Phreesia. The company reduced guidance for 2027, reporting that it is losing visibility into spending commitments from some of its clients.

Franklin Small Cap Growth Fund	PAGE 1	465-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class A	30.13	0.99	11.19
Class A (with sales charge)	22.96	-0.14	10.57
Russell 3000 Index	31.01	11.91	14.76
Russell 2000 Growth Index	42.64	4.00	11.19
S&P 500 Index	31.05	13.14	15.26
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,435,287,399
Total Number of Portfolio Holdings	129
Total Management Fee Paid	$15,084,958
Portfolio Turnover Rate	48.01%
Franklin Small Cap Growth Fund	PAGE 2	465-ATSR-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, Michael McCarthy no longer served as a portfolio manager of the Fund and Jacob Swartz was added as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Small Cap Growth Fund	PAGE 3	465-ATSR-0626

Franklin Small Cap Growth Fund
Class C [FCSGX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$209	1.82%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class C shares of Franklin Small Cap Growth Fund returned 29.21%. The Fund compares its performance to the Russell 2000 Growth Index and the S&P 500 Index, which returned 42.64% and 31.05%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
By sector, the largest contributor to relative returns was stock selection in the health care sector. However, the largest individual contributors all came from the information technology (IT) sector. An off-benchmark position in phototonics specialist Lumentum Holdings led relative contributors after the company reported strong fiscal second quarter 2026 financial results and upbeat forward guidance, driven by surging demand for artificial intelligence (AI) data center optics.

↑
Semiconductor manufacturer SiTime also advanced relative returns. Shares in the company, which makes precision timing chips, soared late in the period after the company posted strong revenue growth amid increased demand from AI data centers.

↑	Onto Innovation supported relative returns. The process control solutions company benefited from surging demand for advanced semiconductor packaging and metrology tools driven by AI chip growth.

Top detractors from performance:
↓
Stock selection and an overweight in the consumer staples sector held back relative returns. Within the sector, an off-benchmark holding in BellRing Brands was the leading detractor. The nutrition products company reported shrinking profit margins and decreasing demand for its protein shakes. Retailer inventory adjustments and reduced full year 2025 guidance were also headwinds for the company.

↓	Within IT, a broader market pivot away from software stocks had a negative impact on shares of software development platform GitLab, despite the company’s positive earnings reports.
↓
In the health care sector, relative performance was hurt by a position in health care software company Phreesia. The company reduced guidance for 2027, reporting that it is losing visibility into spending commitments from some of its clients.

Franklin Small Cap Growth Fund	PAGE 1	565-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class C	29.21	0.26	10.38
Class C (with sales charge)	28.21	0.26	10.38
Russell 3000 Index	31.01	11.91	14.76
Russell 2000 Growth Index	42.64	4.00	11.19
S&P 500 Index	31.05	13.14	15.26
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,435,287,399
Total Number of Portfolio Holdings	129
Total Management Fee Paid	$15,084,958
Portfolio Turnover Rate	48.01%
Franklin Small Cap Growth Fund	PAGE 2	565-ATSR-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, Michael McCarthy no longer served as a portfolio manager of the Fund and Jacob Swartz was added as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Small Cap Growth Fund	PAGE 3	565-ATSR-0626

Franklin Small Cap Growth Fund
Class R [FSSRX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$152	1.32%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class R shares of Franklin Small Cap Growth Fund returned 29.79%. The Fund compares its performance to the Russell 2000 Growth Index and the S&P 500 Index, which returned 42.64% and 31.05%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
By sector, the largest contributor to relative returns was stock selection in the health care sector. However, the largest individual contributors all came from the information technology (IT) sector. An off-benchmark position in phototonics specialist Lumentum Holdings led relative contributors after the company reported strong fiscal second quarter 2026 financial results and upbeat forward guidance, driven by surging demand for artificial intelligence (AI) data center optics.

↑
Semiconductor manufacturer SiTime also advanced relative returns. Shares in the company, which makes precision timing chips, soared late in the period after the company posted strong revenue growth amid increased demand from AI data centers.

↑	Onto Innovation supported relative returns. The process control solutions company benefited from surging demand for advanced semiconductor packaging and metrology tools driven by AI chip growth.

Top detractors from performance:
↓
Stock selection and an overweight in the consumer staples sector held back relative returns. Within the sector, an off-benchmark holding in BellRing Brands was the leading detractor. The nutrition products company reported shrinking profit margins and decreasing demand for its protein shakes. Retailer inventory adjustments and reduced full year 2025 guidance were also headwinds for the company.

↓	Within IT, a broader market pivot away from software stocks had a negative impact on shares of software development platform GitLab, despite the company’s positive earnings reports.
↓
In the health care sector, relative performance was hurt by a position in health care software company Phreesia. The company reduced guidance for 2027, reporting that it is losing visibility into spending commitments from some of its clients.

Franklin Small Cap Growth Fund	PAGE 1	865-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class R	29.79	0.74	10.91
Russell 3000 Index	31.01	11.91	14.76
Russell 2000 Growth Index	42.64	4.00	11.19
S&P 500 Index	31.05	13.14	15.26
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,435,287,399
Total Number of Portfolio Holdings	129
Total Management Fee Paid	$15,084,958
Portfolio Turnover Rate	48.01%
Franklin Small Cap Growth Fund	PAGE 2	865-ATSR-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, Michael McCarthy no longer served as a portfolio manager of the Fund and Jacob Swartz was added as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Small Cap Growth Fund	PAGE 3	865-ATSR-0626

Franklin Small Cap Growth Fund
Class R6 [FSMLX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$76	0.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class R6 shares of Franklin Small Cap Growth Fund returned 30.66%. The Fund compares its performance to the Russell 2000 Growth Index and the S&P 500 Index, which returned 42.64% and 31.05%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
By sector, the largest contributor to relative returns was stock selection in the health care sector. However, the largest individual contributors all came from the information technology (IT) sector. An off-benchmark position in phototonics specialist Lumentum Holdings led relative contributors after the company reported strong fiscal second quarter 2026 financial results and upbeat forward guidance, driven by surging demand for artificial intelligence (AI) data center optics.

↑
Semiconductor manufacturer SiTime also advanced relative returns. Shares in the company, which makes precision timing chips, soared late in the period after the company posted strong revenue growth amid increased demand from AI data centers.

↑	Onto Innovation supported relative returns. The process control solutions company benefited from surging demand for advanced semiconductor packaging and metrology tools driven by AI chip growth.

Top detractors from performance:
↓
Stock selection and an overweight in the consumer staples sector held back relative returns. Within the sector, an off-benchmark holding in BellRing Brands was the leading detractor. The nutrition products company reported shrinking profit margins and decreasing demand for its protein shakes. Retailer inventory adjustments and reduced full year 2025 guidance were also headwinds for the company.

↓	Within IT, a broader market pivot away from software stocks had a negative impact on shares of software development platform GitLab, despite the company’s positive earnings reports.
↓
In the health care sector, relative performance was hurt by a position in health care software company Phreesia. The company reduced guidance for 2027, reporting that it is losing visibility into spending commitments from some of its clients.

Franklin Small Cap Growth Fund	PAGE 1	335-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class R6	30.66	1.40	11.65
Russell 3000 Index	31.01	11.91	14.76
Russell 2000 Growth Index	42.64	4.00	11.19
S&P 500 Index	31.05	13.14	15.26
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,435,287,399
Total Number of Portfolio Holdings	129
Total Management Fee Paid	$15,084,958
Portfolio Turnover Rate	48.01%
Franklin Small Cap Growth Fund	PAGE 2	335-ATSR-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, Michael McCarthy no longer served as a portfolio manager of the Fund and Jacob Swartz was added as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Small Cap Growth Fund	PAGE 3	335-ATSR-0626

Franklin Small Cap Growth Fund
Advisor Class [FSSAX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$95	0.82%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Advisor Class shares of Franklin Small Cap Growth Fund returned 30.50%. The Fund compares its performance to the Russell 2000 Growth Index and the S&P 500 Index, which returned 42.64% and 31.05%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
By sector, the largest contributor to relative returns was stock selection in the health care sector. However, the largest individual contributors all came from the information technology (IT) sector. An off-benchmark position in phototonics specialist Lumentum Holdings led relative contributors after the company reported strong fiscal second quarter 2026 financial results and upbeat forward guidance, driven by surging demand for artificial intelligence (AI) data center optics.

↑
Semiconductor manufacturer SiTime also advanced relative returns. Shares in the company, which makes precision timing chips, soared late in the period after the company posted strong revenue growth amid increased demand from AI data centers.

↑	Onto Innovation supported relative returns. The process control solutions company benefited from surging demand for advanced semiconductor packaging and metrology tools driven by AI chip growth.

Top detractors from performance:
↓
Stock selection and an overweight in the consumer staples sector held back relative returns. Within the sector, an off-benchmark holding in BellRing Brands was the leading detractor. The nutrition products company reported shrinking profit margins and decreasing demand for its protein shakes. Retailer inventory adjustments and reduced full year 2025 guidance were also headwinds for the company.

↓	Within IT, a broader market pivot away from software stocks had a negative impact on shares of software development platform GitLab, despite the company’s positive earnings reports.
↓
In the health care sector, relative performance was hurt by a position in health care software company Phreesia. The company reduced guidance for 2027, reporting that it is losing visibility into spending commitments from some of its clients.

Franklin Small Cap Growth Fund	PAGE 1	665-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Advisor Class	30.50	1.25	11.47
Russell 3000 Index	31.01	11.91	14.76
Russell 2000 Growth Index	42.64	4.00	11.19
S&P 500 Index	31.05	13.14	15.26
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,435,287,399
Total Number of Portfolio Holdings	129
Total Management Fee Paid	$15,084,958
Portfolio Turnover Rate	48.01%
Franklin Small Cap Growth Fund	PAGE 2	665-ATSR-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, Michael McCarthy no longer served as a portfolio manager of the Fund and Jacob Swartz was added as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Small Cap Growth Fund	PAGE 3	665-ATSR-0626

Franklin Small-Mid Cap Growth Fund
Class A [FRSGX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$90	0.84%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class A shares of Franklin Small-Mid Cap Growth Fund returned 14.38%. The Fund compares its performance to the Russell  Midcap Growth Index and the S&P 500 Index, which returned 12.86% and 31.05%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The Fund was helped most by stock selection in the information technology (IT) sector, where an off-benchmark holding in Arteris was a leading relative contributor. The company, which develops network-on-chip (NoC) technology, has been a beneficiary of the artificial intelligence (AI) chip boom, and has seen strong adoption of its Smart NoC product.

↑
Also in IT, Lattice Semiconductor lifted relative returns. The chipmaker reported solid fourth-quarter 2025 financial results and issued strong forward guidance, highlighting accelerating growth in AI and data-center applications.

↑
In the industrials sector, nuclear power components supplier BWX Technologies was a contributor. Shares in the company traded higher on the back of strong operational momentum and major national security contracts.

Top detractors from performance:
↓
Stock selection in the industrials sector weighed on relative returns over the period. Within the sector, data analytics and risk assessment firm, Verisk, was a leading detractor as investors worried that generative AI tools could weaken traditional data and analytics businesses.

↓
In financials, alternative asset manager Blue Owl Capital hampered relative returns. The company put a cap on withdrawals after investors tried to pull over $5 billion from two key funds, amid concerns about unregulated private lending markets.

↓
In the consumer staples sector, an off-benchmark holding in BellRing Brands was the leading detractor. The nutrition products company reported shrinking profit margins and decreasing demand for its protein shakes. Retailer inventory adjustments and reduced full year 2025 guidance were also headwinds for the company.

Franklin Small-Mid Cap Growth Fund	PAGE 1	198-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class A	14.38	0.50	10.62
Class A (with sales charge)	8.08	-0.63	9.99
Russell 3000 Index	31.01	11.91	14.76
Russell Midcap Growth Index	12.86	5.54	12.40
S&P 500 Index	31.05	13.14	15.26
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$3,532,752,879
Total Number of Portfolio Holdings	87
Total Management Fee Paid	$16,900,774
Portfolio Turnover Rate	32.96%
Franklin Small-Mid Cap Growth Fund	PAGE 2	198-ATSR-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, Michael McCarthy no longer served as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Small-Mid Cap Growth Fund	PAGE 3	198-ATSR-0626

Franklin Small-Mid Cap Growth Fund
Class C [FRSIX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$170	1.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class C shares of Franklin Small-Mid Cap Growth Fund returned 13.55%. The Fund compares its performance to the Russell  Midcap Growth Index and the S&P 500 Index, which returned 12.86% and 31.05%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The Fund was helped most by stock selection in the information technology (IT) sector, where an off-benchmark holding in Arteris was a leading relative contributor. The company, which develops network-on-chip (NoC) technology, has been a beneficiary of the artificial intelligence (AI) chip boom, and has seen strong adoption of its Smart NoC product.

↑
Also in IT, Lattice Semiconductor lifted relative returns. The chipmaker reported solid fourth-quarter 2025 financial results and issued strong forward guidance, highlighting accelerating growth in AI and data-center applications.

↑
In the industrials sector, nuclear power components supplier BWX Technologies was a contributor. Shares in the company traded higher on the back of strong operational momentum and major national security contracts.

Top detractors from performance:
↓
Stock selection in the industrials sector weighed on relative returns over the period. Within the sector, data analytics and risk assessment firm, Verisk, was a leading detractor as investors worried that generative AI tools could weaken traditional data and analytics businesses.

↓
In financials, alternative asset manager Blue Owl Capital hampered relative returns. The company put a cap on withdrawals after investors tried to pull over $5 billion from two key funds, amid concerns about unregulated private lending markets.

↓
In the consumer staples sector, an off-benchmark holding in BellRing Brands was the leading detractor. The nutrition products company reported shrinking profit margins and decreasing demand for its protein shakes. Retailer inventory adjustments and reduced full year 2025 guidance were also headwinds for the company.

Franklin Small-Mid Cap Growth Fund	PAGE 1	298-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class C	13.55	-0.25	9.79
Class C (with sales charge)	12.60	-0.25	9.79
Russell 3000 Index	31.01	11.91	14.76
Russell Midcap Growth Index	12.86	5.54	12.40
S&P 500 Index	31.05	13.14	15.26
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$3,532,752,879
Total Number of Portfolio Holdings	87
Total Management Fee Paid	$16,900,774
Portfolio Turnover Rate	32.96%
Franklin Small-Mid Cap Growth Fund	PAGE 2	298-ATSR-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, Michael McCarthy no longer served as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Small-Mid Cap Growth Fund	PAGE 3	298-ATSR-0626

Franklin Small-Mid Cap Growth Fund
Class R [FSMRX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$117	1.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class R shares of Franklin Small-Mid Cap Growth Fund returned 14.07%. The Fund compares its performance to the Russell  Midcap Growth Index and the S&P 500 Index, which returned 12.86% and 31.05%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The Fund was helped most by stock selection in the information technology (IT) sector, where an off-benchmark holding in Arteris was a leading relative contributor. The company, which develops network-on-chip (NoC) technology, has been a beneficiary of the artificial intelligence (AI) chip boom, and has seen strong adoption of its Smart NoC product.

↑
Also in IT, Lattice Semiconductor lifted relative returns. The chipmaker reported solid fourth-quarter 2025 financial results and issued strong forward guidance, highlighting accelerating growth in AI and data-center applications.

↑
In the industrials sector, nuclear power components supplier BWX Technologies was a contributor. Shares in the company traded higher on the back of strong operational momentum and major national security contracts.

Top detractors from performance:
↓
Stock selection in the industrials sector weighed on relative returns over the period. Within the sector, data analytics and risk assessment firm, Verisk, was a leading detractor as investors worried that generative AI tools could weaken traditional data and analytics businesses.

↓
In financials, alternative asset manager Blue Owl Capital hampered relative returns. The company put a cap on withdrawals after investors tried to pull over $5 billion from two key funds, amid concerns about unregulated private lending markets.

↓
In the consumer staples sector, an off-benchmark holding in BellRing Brands was the leading detractor. The nutrition products company reported shrinking profit margins and decreasing demand for its protein shakes. Retailer inventory adjustments and reduced full year 2025 guidance were also headwinds for the company.

Franklin Small-Mid Cap Growth Fund	PAGE 1	898-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class R	14.07	0.26	10.35
Russell 3000 Index	31.01	11.91	14.76
Russell Midcap Growth Index	12.86	5.54	12.40
S&P 500 Index	31.05	13.14	15.26
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$3,532,752,879
Total Number of Portfolio Holdings	87
Total Management Fee Paid	$16,900,774
Portfolio Turnover Rate	32.96%
Franklin Small-Mid Cap Growth Fund	PAGE 2	898-ATSR-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, Michael McCarthy no longer served as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Small-Mid Cap Growth Fund	PAGE 3	898-ATSR-0626

Franklin Small-Mid Cap Growth Fund
Class R6 [FMGGX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$54	0.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class R6 shares of Franklin Small-Mid Cap Growth Fund returned 14.79%. The Fund compares its performance to the Russell  Midcap Growth Index and the S&P 500 Index, which returned 12.86% and 31.05%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The Fund was helped most by stock selection in the information technology (IT) sector, where an off-benchmark holding in Arteris was a leading relative contributor. The company, which develops network-on-chip (NoC) technology, has been a beneficiary of the artificial intelligence (AI) chip boom, and has seen strong adoption of its Smart NoC product.

↑
Also in IT, Lattice Semiconductor lifted relative returns. The chipmaker reported solid fourth-quarter 2025 financial results and issued strong forward guidance, highlighting accelerating growth in AI and data-center applications.

↑
In the industrials sector, nuclear power components supplier BWX Technologies was a contributor. Shares in the company traded higher on the back of strong operational momentum and major national security contracts.

Top detractors from performance:
↓
Stock selection in the industrials sector weighed on relative returns over the period. Within the sector, data analytics and risk assessment firm, Verisk, was a leading detractor as investors worried that generative AI tools could weaken traditional data and analytics businesses.

↓
In financials, alternative asset manager Blue Owl Capital hampered relative returns. The company put a cap on withdrawals after investors tried to pull over $5 billion from two key funds, amid concerns about unregulated private lending markets.

↓
In the consumer staples sector, an off-benchmark holding in BellRing Brands was the leading detractor. The nutrition products company reported shrinking profit margins and decreasing demand for its protein shakes. Retailer inventory adjustments and reduced full year 2025 guidance were also headwinds for the company.

Franklin Small-Mid Cap Growth Fund	PAGE 1	318-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class R6	14.79	0.86	11.05
Russell 3000 Index	31.01	11.91	14.76
Russell Midcap Growth Index	12.86	5.54	12.40
S&P 500 Index	31.05	13.14	15.26
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$3,532,752,879
Total Number of Portfolio Holdings	87
Total Management Fee Paid	$16,900,774
Portfolio Turnover Rate	32.96%
Franklin Small-Mid Cap Growth Fund	PAGE 2	318-ATSR-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, Michael McCarthy no longer served as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Small-Mid Cap Growth Fund	PAGE 3	318-ATSR-0626

Franklin Small-Mid Cap Growth Fund
Advisor Class [FSGAX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$63	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Advisor Class shares of Franklin Small-Mid Cap Growth Fund returned 14.69%. The Fund compares its performance to the Russell  Midcap Growth Index and the S&P 500 Index, which returned 12.86% and 31.05%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The Fund was helped most by stock selection in the information technology (IT) sector, where an off-benchmark holding in Arteris was a leading relative contributor. The company, which develops network-on-chip (NoC) technology, has been a beneficiary of the artificial intelligence (AI) chip boom, and has seen strong adoption of its Smart NoC product.

↑
Also in IT, Lattice Semiconductor lifted relative returns. The chipmaker reported solid fourth-quarter 2025 financial results and issued strong forward guidance, highlighting accelerating growth in AI and data-center applications.

↑
In the industrials sector, nuclear power components supplier BWX Technologies was a contributor. Shares in the company traded higher on the back of strong operational momentum and major national security contracts.

Top detractors from performance:
↓
Stock selection in the industrials sector weighed on relative returns over the period. Within the sector, data analytics and risk assessment firm, Verisk, was a leading detractor as investors worried that generative AI tools could weaken traditional data and analytics businesses.

↓
In financials, alternative asset manager Blue Owl Capital hampered relative returns. The company put a cap on withdrawals after investors tried to pull over $5 billion from two key funds, amid concerns about unregulated private lending markets.

↓
In the consumer staples sector, an off-benchmark holding in BellRing Brands was the leading detractor. The nutrition products company reported shrinking profit margins and decreasing demand for its protein shakes. Retailer inventory adjustments and reduced full year 2025 guidance were also headwinds for the company.

Franklin Small-Mid Cap Growth Fund	PAGE 1	698-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Advisor Class	14.69	0.75	10.89
Russell 3000 Index	31.01	11.91	14.76
Russell Midcap Growth Index	12.86	5.54	12.40
S&P 500 Index	31.05	13.14	15.26
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$3,532,752,879
Total Number of Portfolio Holdings	87
Total Management Fee Paid	$16,900,774
Portfolio Turnover Rate	32.96%
Franklin Small-Mid Cap Growth Fund	PAGE 2	698-ATSR-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, Michael McCarthy no longer served as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Small-Mid Cap Growth Fund	PAGE 3	698-ATSR-0626

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending April 30, 2025 and April 30, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $433,006 in April 30, 2025 and $473,742 in April 30, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in April 30, 2025 and $0 in April 30, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $60,750 in April 30, 2025 and $60,750 in April 30, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in April 30, 2025 and $0 in April 30, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $377,023 in April 30, 2025 and $1,690,011 in April 30, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Franklin
Strategic Series
Financial Statements and Other Important Information
Annual | April 30, 2026
Franklin Biotechnology Discovery Fund
Franklin Core Plus Bond Fund
Franklin Growth Opportunities Fund
Franklin Natural Resources Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedules of Investments 2
Financial Statements 109
Notes to Financial Statements 119
Report of Independent Registered Public Accounting Firm 159
Tax Information 160
Changes In and Disagreements with Accountants 161
Results of Meeting(s) of Shareholders 161
Remuneration Paid to Directors, Officers and Others 161
Board Approval of Management and Subadvisory Agreements 161

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $116.24 $132.38 $112.50 $101.90 $163.50
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.67) (0.44) (0.48) (0.47) (0.75)
Net realized and unrealized gains (losses) ........... 75.98 (3.94) 20.36 11.21 (43.17)
Total from investment operations .................... 75.31 (4.38) 19.88 10.74 (43.92)
Less distributions from:
Net investment income .......................... (3.50) — — (0.14) (1.01)
Net realized gains ............................. (14.42) (11.76) — — (16.67)
Total distributions ............................... (17.92) (11.76) — (0.14) (17.68)
Net asset value, end of year ....................... $173.63 $116.24 $132.38 $112.50 $101.90
Total return
c
................................... 65.28% (3.64)% 17.67% 10.58% (28.56)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.02% 1.02% 1.05% 1.06% 1.04%
Expenses net of waiver and payments by affiliates ....... 1.01% 1.01% 1.04%
d
1.06%
e
1.04%
d,e
Net investment (loss) ............................ (0.45)% (0.33)% (0.41)% (0.45)% (0.54)%
Supplemental data
Net assets , end of year (000’s) ..................... $861,886 $588,965 $705,301 $686,534 $705,915
Portfolio turnover rate ............................ 37.62% 21.87% 35.87% 24.08% 26.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $104.63 $121.21 $103.78 $94.59 $152.95
Income from investment operations
a
:
Net investment (loss)
b
.......................... (1.60) (1.31) (1.26) (1.16) (1.51)
Net realized and unrealized gains (losses) ........... 68.13 (3.51) 18.69 10.35 (40.18)
Total from investment operations .................... 66.53 (4.82) 17.43 9.19 (41.69)
Less distributions from:
Net investment income .......................... (2.61) — — — —
Net realized gains ............................. (14.42) (11.76) — — (16.67)
Total distributions ............................... (17.03) (11.76) — — (16.67)
Net asset value, end of year ....................... $154.13 $104.63 $121.21 $103.78 $94.59
Total return
c
................................... 64.06% (4.36)% 16.80% 9.75% (29.00)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.77% 1.77% 1.80% 1.81% 1.66%
Expenses net of waiver and payments by affiliates ....... 1.76% 1.76% 1.79%
d
1.81%
e
1.66%
d,e
Net investment (loss) ............................ (1.20)% (1.07)% (1.16)% (1.20)% (1.16)%
Supplemental data
Net assets , end of year (000’s) ..................... $22,572 $17,197 $27,332 $29,573 $33,905
Portfolio turnover rate ............................ 37.62% 21.87% 35.87% 24.08% 26.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $124.93 $140.93 $119.33 $108.06 $172.21
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.18) 0.04 (0.06) (0.08) (0.23)
Net realized and unrealized gains (losses) ........... 81.85 (4.28) 21.66 11.94 (45.64)
Total from investment operations .................... 81.67 (4.24) 21.60 11.86 (45.87)
Less distributions from:
Net investment income .......................... (3.98) — — (0.59) (1.61)
Net realized gains ............................. (14.42) (11.76) — — (16.67)
Total distributions ............................... (18.40) (11.76) — (0.59) (18.28)
Net asset value, end of year ....................... $188.20 $124.93 $140.93 $119.33 $108.06
Total return .................................... 65.86% (3.31)% 18.10% 11.03% (28.29)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.78% 0.76% 0.76% 0.80% 0.74%
Expenses net of waiver and payments by affiliates ....... 0.67% 0.66% 0.68%
c
0.65% 0.66%
c
Net investment income (loss) ...................... (0.11)% 0.03% (0.05)% (0.08)% (0.16)%
Supplemental data
Net assets , end of year (000’s) ..................... $13,158 $6,758 $10,333 $11,692 $9,614
Portfolio turnover rate ............................ 37.62% 21.87% 35.87% 24.08% 26.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2026 2025 2024 2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $122.62 $138.67 $117.54 $106.46 $169.95
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.31) (0.09) (0.19) (0.22) (0.42)
Net realized and unrealized gains (losses) ........... 80.26 (4.20) 21.32 11.72 (44.99)
Total from investment operations .................... 79.95 (4.29) 21.13 11.50 (45.41)
Less distributions from:
Net investment income .......................... (3.81) — — (0.42) (1.41)
Net realized gains ............................. (14.42) (11.76) — — (16.67)
Total distributions ............................... (18.23) (11.76) — (0.42) (18.08)
Net asset value, end of year ....................... $184.34 $122.62 $138.67 $117.54 $106.46
Total return .................................... 65.70% (3.41)% 17.98% 10.86% (28.39)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.77% 0.77% 0.80% 0.81% 0.79%
Expenses net of waiver and payments by affiliates ....... 0.76% 0.76% 0.79%
c
0.81%
d
0.79%
c,d
Net investment (loss) ............................ (0.20)% (0.07)% (0.15)% (0.20)% (0.29)%
Supplemental data
Net assets , end of year (000’s) ..................... $139,744 $94,497 $131,350 $110,607 $110,726
Portfolio turnover rate ............................ 37.62% 21.87% 35.87% 24.08% 26.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, April 30, 2026
Franklin Biotechnology Discovery Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

1
a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.5%
Biotechnology 76.1%
a
Abivax SA , ADR .................................... France 141,080 $ 16,559,970
a,b,c
Achieve Life Sciences, Inc. ............................ United States 706,649 2,976,339
a,d
Achieve Life Sciences, Inc. ............................ United States 1,575,682 6,917,244
a,c
Acumen Pharmaceuticals, Inc. ......................... United States 223,305 533,699
a
Acumen Pharmaceuticals, Inc. ......................... United States 826,400 1,975,096
a
Adicet Bio, Inc. ..................................... United States 225,186 1,700,154
a
Alkermes plc ....................................... United States 232,937 7,852,306
a
Alnylam Pharmaceuticals, Inc. .......................... United States 54,138 16,755,170
Amgen, Inc. ....................................... United States 141,974 49,158,497
a
Apogee Therapeutics, Inc. ............................. United States 82,737 6,858,070
a
Arcutis Biotherapeutics, Inc. ........................... United States 505,651 11,741,216
a
Argenx SE , ADR .................................... Netherlands 48,962 38,274,575
a,d
Artiva Biotherapeutics, Inc. ............................ South Korea 192,871 1,974,999
a
Ascendis Pharma A/S ................................ Denmark 129,742 29,760,220
a,d
Aura Biosciences, Inc. ................................ United States 765,617 5,397,600
a,d
Avalo Therapeutics, Inc. .............................. United States 111,577 1,495,132
a
Avalyn Pharma, Inc. ................................. United States 137,059 4,041,870
a
Benitec Biopharma, Inc. .............................. Australia 995,152 11,991,582
a
BeOne Medicines Ltd. , ADR ........................... United States 33,421 9,868,219
a
Bicara Therapeutics, Inc. .............................. United States 387,402 8,360,135
a
BioNTech SE , ADR .................................. Germany 73,400 7,593,230
a
Bridgebio Pharma, Inc. ............................... United States 241,119 17,145,972
a,d
Cardiff Oncology, Inc. ................................ United States 438,961 759,402
a
CG oncology, Inc. ................................... United States 188,240 12,563,138
a
Cytokinetics, Inc. .................................... United States 161,063 10,303,200
a
Dianthus Therapeutics, Inc. ............................ United States 270,799 23,776,152
a
Dyne Therapeutics, Inc. .............................. United States 519,232 9,112,522
a,d
Eikon Therapeutics, Inc. .............................. United States 127,376 1,224,720
a
enGene Therapeutics, Inc. ............................ Canada 486,579 3,537,429
Gilead Sciences, Inc. ................................ United States 368,999 48,279,829
a
GRAIL, Inc. ........................................ United States 46,433 2,529,670
a
Ideaya Biosciences, Inc. .............................. United States 81,852 2,381,893
a,d
Immix Biopharma, Inc. ............................... United States 357,034 3,188,314
a,d
IN8bio, Inc. ........................................ United States 332,083 488,162
a
Insmed, Inc. ....................................... United States 214,314 29,217,428
a,d
Inventiva SACA , ADR ................................ France 969,588 4,973,986
a
Ionis Pharmaceuticals, Inc. ............................ United States 205,400 15,355,704
a
Jade Biosciences, Inc. ............................... United States 148,736 3,629,158
a,d
Kailera Therapeutics, Inc. ............................. United States 146,385 3,659,625
a
Mineralys Therapeutics, Inc. ........................... United States 567,545 15,125,074
a
Mirum Pharmaceuticals, Inc. ........................... United States 215,190 20,940,139
a
Neurocrine Biosciences, Inc. ........................... United States 135,273 17,811,396
a,d
Newamsterdam Pharma Co. NV ........................ Netherlands 187,726 5,361,455
a
Nuvalent, Inc. , A .................................... United States 75,535 7,574,650
a
Olema Pharmaceuticals, Inc. ........................... United States 379,464 5,468,076
a
ORIC Pharmaceuticals, Inc. ........................... United States 659,005 6,510,969
a
Oruka Therapeutics, Inc. .............................. United States 316,426 21,646,703
a
Palisade Bio, Inc. ................................... United States 2,119,910 4,239,820
a
Praxis Precision Medicines, Inc. ........................ United States 81,426 25,961,052
a
PTC Therapeutics, Inc. ............................... United States 319,652 20,796,559
Regeneron Pharmaceuticals, Inc. ....................... United States 61,019 43,144,094
a
Relay Therapeutics, Inc. .............................. United States 237,869 3,082,782
a
Revolution Medicines, Inc. ............................. United States 202,430 29,174,212
a
Satellos Bioscience, Inc. , ( CAD Traded) .................. Canada 96,830 766,314
a
Satellos Bioscience, Inc. , ( USD Traded) .................. Canada 246,407 1,958,936
a,d
Sensei Biotherapeutics, Inc. ........................... United States 48,771 1,298,284
a,d
Sionna Therapeutics, Inc. ............................. United States 60,891 2,356,482
a
Solid Biosciences, Inc. ............................... United States 1,253,978 9,103,880

Franklin Strategic Series
Schedule of Investments
Franklin Biotechnology Discovery Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
a
Spyre Therapeutics, Inc. .............................. United States 323,584 $ 24,090,829
a
Syndax Pharmaceuticals, Inc. .......................... United States 492,743 10,559,482
a
Tango Therapeutics, Inc. .............................. United States 447,635 9,677,869
a
Ultragenyx Pharmaceutical, Inc. ........................ United States 108,067 2,668,174
a
uniQure NV ........................................ Netherlands 175,121 3,493,664
a
Vaxcyte, Inc. ....................................... United States 145,674 8,338,380
a
Verastem, Inc. ...................................... United States 401,744 2,193,522
a
Vertex Pharmaceuticals, Inc. ........................... United States 97,436 41,642,198
a
Vicore Pharma Holding AB ............................ Sweden 1,307,598 1,413,428
a
Xenon Pharmaceuticals, Inc. ........................... Canada 123,767 6,935,903
a
Zentalis Pharmaceuticals, Inc. .......................... United States 440,039 1,764,556
789,010,509
Capital Markets 0.1%
a
JATT II Acquisition Corp. .............................. United States 146,753 1,542,374
Health Care Providers & Services 2.1%
a
Guardant Health, Inc. ................................ United States 248,985 21,681,614
Life Sciences Tools & Services 0.6%
Sartorius Stedim Biotech .............................. France 10,100 1,866,598
Thermo Fisher Scientific, Inc. .......................... United States 8,579 4,108,998
5,975,596
Pharmaceuticals 16.6%
a
Alto Neuroscience, Inc. ............................... United States 165,070 4,235,696
a,d
Alto Neuroscience, Inc. ............................... United States 240,205 6,163,661
a
Amylyx Pharmaceuticals, Inc. .......................... United States 649,259 10,388,144
AstraZeneca plc .................................... United Kingdom 102,531 19,211,233
a
BioAge Labs, Inc. ................................... United States 90,709 1,528,447
a
Context Therapeutics, Inc. ............................. United States 1,398,833 3,301,246
a
Contineum Therapeutics, Inc. , A ........................ United States 676,121 8,667,871
Eli Lilly & Co. ...................................... United States 14,071 13,150,757
a
EyePoint, Inc. ...................................... United States 1,123,495 14,830,134
a
Indivior Pharmaceuticals, Inc. .......................... United States 332,496 12,229,203
a
Jazz Pharmaceuticals plc ............................. United States 283,073 57,469,480
a,d
LENZ Therapeutics, Inc. .............................. United States 176,891 1,588,481
a
Neumora Therapeutics, Inc. ........................... United States 186,984 461,851
a
Phathom Pharmaceuticals, Inc. ......................... United States 487,012 5,454,534
a,d
SpyGlass Pharma, Inc. ............................... United States 109,328 2,507,984
a
Structure Therapeutics, Inc. , ADR ....................... United States 136,424 5,654,775
a,d
VeraDermics, Inc. ................................... United States 53,904 5,336,496
172,179,993
Total Common Stocks (Cost $ 479,739,791 ) ...................................
990,390,086
Convertible Preferred Stocks 0.9%
Biotechnology 0.7%
a,b,c
Ray Therapeutics, Inc. , B ............................. United States 1,389,029 3,399,269
a,b,c
Sensei Biotherapeutics, Inc. , B ......................... United States 132 3,363,564
6,762,833
Household Products 0.2%
a,b,c
Candid, Inc. , B ..................................... United States 1,519,609 2,372,462
Total Convertible Preferred Stocks (Cost $ 7,322,109 ) ..........................
9,135,295

Franklin Strategic Series
Schedule of Investments
Franklin Biotechnology Discovery Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 0.5%
Life Sciences Tools & Services 0.2%
e
Sartorius AG , 0 .34% ................................. Germany 9,200 $ 2,350,384
Real Estate Management & Development 0.3%
a,b,c
Lycia LLC , C ....................................... Japan 859,370 3,017,588
Total Preferred Stocks (Cost $ 5,938,609 ) .....................................
5,367,972
Warrants
Warrants 0.8%
Biotechnology 0.8%
a,b,c
Achieve Life Sciences, Inc. , 4/10/28 ..................... United States 706,649 621,851
a,b
Achieve Life Sciences, Inc. , 6/26/30 ..................... United States 698,900 1,235,342
a,b
Assembly Biosciences, Inc. , A , 8/11/30 ................... United States 44,450 451,057
a,b
Assembly Biosciences, Inc. , B , 12/31/26 .................. United States 44,450 28,190
a,b
Benitec Biopharma, Inc. , 2/20/49 ........................ Australia 310,881 3,746,085
a,b,c
IN8bio, Inc. , C , 10/04/27 .............................. United States 69,673 5,665
a,b
Palisade Bio, Inc. , 10/01/30 ............................ United States 1,447,549 2,894,953
8,983,143
Total Warrants (Cost $ 1,620,146 ) ............................................
8,983,143
Shares
Escrows and Litigation Trusts 0.1%
a,b
Carmot Therapeutics, Inc., Escrow Account ................ United States 83,100 534,289
a
Sanofi SA, Escrow Account ............................ France 2,333,755 —
Total Escrows and Litigation Trusts (Cost $ – ) .................................
534,289
Total Long Term Investments (Cost $ 494,620,655 ) .............................
1,014,410,785
a
Short Term Investments 5.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.5%
f,g
Franklin Institutional U.S. Government Money Market Fund ,
3.593% ......................................... United States 25,985,537 25,985,537
Total Money Market Funds (Cost $ 25,985,537 ) ................................
25,985,537

Franklin Strategic Series
Schedule of Investments
Franklin Biotechnology Discovery Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
h
Investments from Cash Collateral Received for
Loaned Securities 3.1%
Money Market Funds 3.1%
f,g
Franklin Institutional U.S. Government Money Market Fund ,
3.593% ......................................... United States 31,626,763 $ 31,626,763
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 31,626,763 ) .........................................................
31,626,763
Total Short Term Investments (Cost $ 57,612,300 ) ..............................
57,612,300
a
Total Investments (Cost $ 552,232,955 ) 103.4% ................................
$1,072,023,085
Other Assets, less Liabilities (3.4) % .........................................
(34,662,815)
Net Assets 100.0% .........................................................
$1,037,360,270
a a a
See Abbreviations on page 158.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
c
See Note 7 regarding restricted securities.
d
A portion or all of the security is on loan at April 30, 2026. See Note 1 ( e ).
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 3 ( f ) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1 ( e ) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Core Plus Bond Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.27 $8.10 $8.23 $8.55 $9.44
Income from investment operations
a
:
Net investment income
b
......................... 0.37 0.38 0.37 0.36 0.29
Net realized and unrealized gains (losses) ........... 0.02 0.18 (0.12) (0.31) (0.84)
Total from investment operations .................... 0.39 0.56 0.25 0.05 (0.55)
Less distributions from:
Net investment income .......................... (0.36) (0.39) (0.38) (0.37) (0.34)
Net asset value, end of year ....................... $8.30 $8.27 $8.10 $8.23 $8.55
Total return
c
................................... 4.78% 6.98% 3.12% 0.73% (6.07)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.80% 0.90% 0.94% 0.94% 0.90%
Expenses net of waiver and payments by affiliates ....... 0.71% 0.85% 0.91%
d
0.89%
d
0.84%
d
Net investment income ........................... 4.44% 4.64% 4.55% 4.34% 3.11%
Supplemental data
Net assets , end of year (000’s) ..................... $2,044,094 $1,989,034 $2,079,060 $2,285,374 $2,609,533
Portfolio turnover rate ............................ 349.54% 156.08% 65.73%
e
69.77% 52.98%
Portfolio turnover rate excluding mortgage dollar rolls .... 156.76%
f
84.71%
f
55.51%
e,f
69.77% 41.46%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.
f
See Note 1(f) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.28 $8.11 $8.23 $8.55 $9.44
Income from investment operations
a
:
Net investment income
b
......................... 0.34 0.35 0.34 0.32 0.25
Net realized and unrealized gains (losses) ........... 0.02 0.17 (0.12) (0.30) (0.84)
Total from investment operations .................... 0.36 0.52 0.22 0.02 (0.59)
Less distributions from:
Net investment income .......................... (0.33) (0.35) (0.34) (0.34) (0.30)
Net asset value, end of year ....................... $8.31 $8.28 $8.11 $8.23 $8.55
Total return
c
................................... 4.35% 6.53% 2.80% 0.30% (6.48)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.20% 1.30% 1.34% 1.34% 1.29%
Expenses net of waiver and payments by affiliates ....... 1.11% 1.26% 1.31%
d
1.29%
d
1.24%
d
Net investment income ........................... 4.03% 4.24% 4.14% 3.92% 2.70%
Supplemental data
Net assets , end of year (000’s) ..................... $45,168 $49,796 $64,894 $100,037 $171,374
Portfolio turnover rate ............................ 349.54% 156.08% 65.73%
e
69.77% 52.98%
Portfolio turnover rate excluding mortgage dollar rolls .... 156.76%
f
84.71%
f
55.51%
e,f
69.77% 41.46%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.
f
See Note 1(f) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2026 2025 2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.23 $8.06 $8.19 $8.51 $9.40
Income from investment operations
a
:
Net investment income
b
......................... 0.35 0.36 0.35 0.33 0.27
Net realized and unrealized gains (losses) ........... 0.02 0.18 (0.12) (0.30) (0.85)
Total from investment operations .................... 0.37 0.54 0.23 0.03 (0.58)
Less distributions from:
Net investment income .......................... (0.34) (0.37) (0.36) (0.35) (0.31)
Net asset value, end of year ....................... $8.26 $8.23 $8.06 $8.19 $8.51
Total return .................................... 4.67% 6.62% 2.87% 0.48% (6.33)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.05% 1.15% 1.19% 1.19% 1.15%
Expenses net of waiver and payments by affiliates ....... 0.96% 1.10% 1.16%
c
1.14%
c
1.09%
c
Net investment income ........................... 4.19% 4.39% 4.30% 4.09% 2.86%
Supplemental data
Net assets , end of year (000’s) ..................... $33,525 $34,949 $36,034 $40,939 $48,447
Portfolio turnover rate ............................ 349.54% 156.08% 65.73%
d
69.77% 52.98%
Portfolio turnover rate excluding mortgage dollar rolls .... 156.76%
e
84.71%
e
55.51%
d,e
69.77% 41.46%
e
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions.
e
See Note 1(f) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.28 $8.11 $8.24 $8.56 $9.45
Income from investment operations
a
:
Net investment income
b
......................... 0.40 0.41 0.40 0.39 0.32
Net realized and unrealized gains (losses) ........... 0.03 0.18 (0.12) (0.31) (0.84)
Total from investment operations .................... 0.43 0.59 0.28 0.08 (0.52)
Less distributions from:
Net investment income .......................... (0.39) (0.42) (0.41) (0.40) (0.37)
Net asset value, end of year ....................... $8.32 $8.28 $8.11 $8.24 $8.56
Total return .................................... 5.27% 7.35% 3.49% 1.12% (5.72)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.45% 0.56% 0.58% 0.58% 0.55%
Expenses net of waiver and payments by affiliates ....... 0.36% 0.50% 0.55%
c
0.51%
c
0.48%
c
Net investment income ........................... 4.79% 4.99% 4.92% 4.73% 3.47%
Supplemental data
Net assets , end of year (000’s) ..................... $282,964 $130,729 $133,098 $132,950 $136,184
Portfolio turnover rate ............................ 349.54% 156.08% 65.73%
d
69.77% 52.98%
Portfolio turnover rate excluding mortgage dollar rolls .... 156.76%
e
84.71%
e
55.51%
d,e
69.77% 41.46%
e
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions.
e
See Note 1(f) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2026 2025 2024 2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.28 $8.11 $8.24 $8.56 $9.45
Income from investment operations
a
:
Net investment income
b
......................... 0.39 0.41 0.39 0.38 0.31
Net realized and unrealized gains (losses) ........... 0.02 0.17 (0.12) (0.31) (0.84)
Total from investment operations .................... 0.41 0.58 0.27 0.07 (0.53)
Less distributions from:
Net investment income .......................... (0.38) (0.41) (0.40) (0.39) (0.36)
Net asset value, end of year ....................... $8.31 $8.28 $8.11 $8.24 $8.56
Total return .................................... 5.04% 7.24% 3.37% 0.98% (5.83)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.55% 0.65% 0.69% 0.69% 0.65%
Expenses net of waiver and payments by affiliates ....... 0.46% 0.60% 0.66%
c
0.64%
c
0.59%
c
Net investment income ........................... 4.68% 4.89% 4.80% 4.59% 3.36%
Supplemental data
Net assets , end of year (000’s) ..................... $341,568 $263,738 $272,301 $311,142 $390,465
Portfolio turnover rate ............................ 349.54% 156.08% 65.73%
d
69.77% 52.98%
Portfolio turnover rate excluding mortgage dollar rolls .... 156.76%
e
84.71%
e
55.51%
d,e
69.77% 41.46%
e
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions.
e
See Note 1(f) regarding mortgage dollar rolls.

Franklin Strategic Series
Schedule of Investments, April 30, 2026
Franklin Core Plus Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.1%
Machinery 0.1%
a
UTEX Industries, Inc. ................................ United States 16,788 $ 738,049
Oil, Gas & Consumable Fuels 0.0%
†
b
Amplify Energy Corp. ................................ United States 5,288 33,843
Birch Permian Holdings, Inc. ........................... United States 46,176 267,821
301,664
Total Common Stocks (Cost $11,360,259) ....................................
1,039,713
Principal
Amount
*
Corporate Bonds 38.6%
Aerospace & Defense 1.1%
c
Axon Enterprise, Inc. ,
Senior Note, 144A, 6.125%, 3/15/30 ................... United States 1,000,000 1,025,016
Senior Note, 144A, 6.25%, 3/15/33 .................... United States 750,000 770,078
Boeing Co. (The) ,
Senior Bond, 3.625%, 2/01/31 ........................ United States 5,000,000 4,771,338
Senior Bond, 6.875%, 3/15/39 ........................ United States 2,600,000 2,883,003
Senior Note, 5.15%, 5/01/30 ......................... United States 8,100,000 8,232,960
c
Bombardier, Inc. , Senior Note , 144A, 6.75% , 6/15/33 ......... Canada 1,025,000 1,070,052
c
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 1,600,000 1,595,551
c
Honeywell Aerospace, Inc. ,
Senior Bond, 144A, 4.95%, 3/16/36 .................... United States 2,020,000 1,997,843
Senior Bond, 144A, 5.732%, 3/16/56 ................... United States 1,150,000 1,131,875
Senior Bond, 144A, 5.852%, 3/16/66 ................... United States 770,000 758,494
Senior Note, 144A, 4.6%, 3/16/33 ..................... United States 1,010,000 997,586
Howmet Aerospace, Inc. ,
Senior Bond, 4.75%, 4/15/36 ......................... United States 2,250,000 2,186,554
Senior Note, 4.85%, 10/15/31 ........................ United States 2,100,000 2,118,620
29,538,970
Air Freight & Logistics 0.0%
†
FedEx Corp. , Senior Bond , 4.05% , 2/15/48 ................
United States 1,200,000 909,258
Automobile Components 0.1%
c
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 2,830,000 2,839,614
Automobiles 0.3%
c
Hyundai Capital America ,
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 1,300,000 1,323,679
Senior Note, 144A, 4.75%, 9/26/31 .................... United States 6,000,000 5,952,364
7,276,043
Banks 4.8%
c
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339%
to 9/17/26, FRN thereafter , 9/18/27 ..................... Netherlands 2,100,000 2,114,761
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 .........
Spain 3,000,000 2,714,288
Bank of America Corp. ,
Senior Bond, 2.299% to 7/20/31, FRN thereafter, 7/21/32 ... United States 3,500,000 3,096,719
Senior Bond, 4.571% to 4/26/32, FRN thereafter, 4/27/33 ... United States 8,000,000 7,874,810
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 1,434,000 1,332,564
c
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 4.541% , 1/15/31 .............................. France 2,070,000 2,046,445
c
BPCE SA , Senior Non-Preferred Note , 144A, 2.045% to 10/18/26,
FRN thereafter , 10/19/27 ............................ France 7,900,000 7,810,970

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Citigroup, Inc. , Senior Bond , 4.412% to 3/30/30, FRN thereafter ,
3/31/31 ......................................... United States 5,600,000 $ 5,539,991
Fifth Third Bancorp , Senior Note , 5.631% to 1/28/31, FRN
thereafter , 1/29/32 ................................. United States 7,300,000 7,538,047
HSBC Holdings plc ,
Senior Bond, 2.848% to 6/03/30, FRN thereafter, 6/04/31 ... United Kingdom 8,300,000 7,689,339
Senior Note, 5.21% to 8/10/27, FRN thereafter, 8/11/28 ..... United Kingdom 5,850,000 5,898,578
Huntington Bancshares, Inc. , Senior Bond , 5.709% to 2/01/34,
FRN thereafter , 2/02/35 ............................. United States 7,300,000 7,473,184
JPMorgan Chase & Co. ,
Senior Bond, 2.522% to 4/21/30, FRN thereafter, 4/22/31 ... United States 9,400,000 8,693,278
Senior Bond, 1.953% to 2/03/31, FRN thereafter, 2/04/32 ... United States 3,400,000 3,000,967
Senior Bond, 5.336% to 1/22/34, FRN thereafter, 1/23/35 ... United States 2,500,000 2,534,809
Sub. Bond, 5.576% to 7/22/35, FRN thereafter, 7/23/36 ..... United States 1,620,000 1,644,284
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28,
FRN thereafter , 7/06/29 ............................. Japan 5,100,000 5,237,979
Royal Bank of Canada , Senior Note , 5.2% , 8/01/28 ..........
Canada 1,800,000 1,833,938
Santander UK Group Holdings plc , Senior Note , 1.673% to
6/23/26, FRN thereafter , 6/14/27 ...................... United Kingdom 6,700,000 6,675,406
c
Societe Generale SA ,
Senior Non-Preferred Bond, 144A, 2.889% to 6/08/31, FRN
thereafter, 6/09/32 ................................. France 7,500,000 6,762,598
Senior Non-Preferred Note, 144A, 1.792% to 6/08/26, FRN
thereafter, 6/09/27 ................................. France 7,200,000 7,178,996
Toronto-Dominion Bank (The) , Senior Note , 4.693% , 9/15/27 ...
Canada 9,900,000 9,954,277
c
UniCredit SpA , Senior Preferred Bond , 144A, 3.127% to 6/02/31,
FRN thereafter , 6/03/32 ............................. Italy 5,300,000 4,885,875
Wells Fargo & Co. ,
Senior Note, 6.303% to 10/22/28, FRN thereafter, 10/23/29 .. United States 7,400,000 7,704,007
Senior Note, 5.198% to 1/22/29, FRN thereafter, 1/23/30 .... United States 4,400,000 4,475,098
131,711,208
Beverages 0.0%
†
Keurig Dr. Pepper, Inc. , Senior Bond , 5.3% , 3/15/34 .........
United States 1,330,000 1,327,410
Biotechnology 0.5%
AbbVie, Inc. ,
Senior Bond, 4.75%, 3/15/36 ......................... United States 520,000 508,676
Senior Note, 4.4%, 3/15/33 .......................... United States 1,510,000 1,482,798
Amgen, Inc. ,
Senior Bond, 4.2%, 3/01/33 .......................... United States 4,000,000 3,863,207
Senior Bond, 5.25%, 3/02/33 ......................... United States 6,600,000 6,756,043
c
Genmab A/S / Genmab Finance LLC , Senior Secured Note ,
144A, 6.25% , 12/15/32 .............................. Denmark 2,230,000 2,289,820
14,900,544
Broadline Retail 0.3%
Amazon.com, Inc. ,
Senior Bond, 4.875%, 3/13/36 ........................ United States 1,829,000 1,802,877
Senior Bond, 5.8%, 3/13/56 .......................... United States 260,000 256,082
Senior Bond, 6.05%, 3/13/76 ......................... United States 1,636,000 1,613,250
Senior Note, 4.55%, 3/13/33 ......................... United States 1,235,000 1,220,564
a,c,d
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, 3% ,
12/31/22 ........................................ South Africa 10,914,248 —

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Broadline Retail (continued)
a,c,d
K2016470260 South Africa Ltd. , Senior Secured Note , 144A,
25% , 12/31/22 .................................... South Africa 4,807,777 $ —
c
Wayfair LLC , Senior Secured Note , 144A, 7.25% , 10/31/29 .... United States 2,500,000 2,563,532
7,456,305
Building Products 0.3%
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 665,000 668,599
c
JH North America Holdings, Inc. , Senior Secured Note , 144A,
5.875% , 1/31/31 ................................... United States 475,000 475,152
Owens Corning , Senior Bond , 5.7% , 6/15/34 ...............
United States 7,300,000 7,573,553
8,717,304
Capital Markets 2.6%
Deutsche Bank AG , Senior Preferred Note , 5.371% , 9/09/27 ...
Germany 4,800,000 4,874,083
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 2.383% to 7/20/31, FRN thereafter, 7/21/32 ... United States 6,500,000 5,757,005
Senior Bond, 5.536% to 1/27/35, FRN thereafter, 1/28/36 ... United States 9,800,000 9,964,461
Senior Bond, 5.065% to 1/20/36, FRN thereafter, 1/21/37 ... United States 1,035,000 1,012,237
Senior Note, 4.387% to 6/14/26, FRN thereafter, 6/15/27 .... United States 3,400,000 3,399,696
Senior Note, 1.948% to 10/20/26, FRN thereafter, 10/21/27 .. United States 3,000,000 2,965,605
Senior Note, 5.094% to 4/19/33, FRN thereafter, 4/20/34 .... United States 895,000 893,149
c
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.125% , 11/01/32 ............................. United States 3,600,000 3,620,979
Morgan Stanley ,
Senior Bond, 3.591%, 7/22/28 ........................ United States 10,000,000 9,890,980
Senior Bond, 1.794% to 2/12/31, FRN thereafter, 2/13/32 ... United States 5,000,000 4,353,024
Senior Bond, 5.466% to 1/17/34, FRN thereafter, 1/18/35 ... United States 1,900,000 1,936,628
Senior Bond, 5.073% to 1/29/36, FRN thereafter, 1/30/37 ... United States 1,585,000 1,551,454
Senior Bond, 5.9% to 3/12/46, FRN thereafter, 3/13/47 ..... United States 1,615,000 1,618,931
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .... United States 1,555,000 1,530,420
Senior Note, 4.708% to 3/11/31, FRN thereafter, 3/12/32 .... United States 2,325,000 2,307,571
Sub. Bond, 5.948% to 1/18/33, FRN thereafter, 1/19/38 ..... United States 542,000 558,560
c
MSCI, Inc. , Senior Bond , 144A, 3.25% , 8/15/33 ............. United States 11,800,000 10,345,681
c
Prologis Targeted US Logistics Fund LP , Senior Note , 144A,
5.25% , 4/01/29 ................................... United States 2,400,000 2,447,541
c
StoneX Group, Inc. , Secured Note , 144A, 7.875% , 3/01/31 .... United States 2,600,000 2,739,329
71,767,334
Chemicals 0.3%
c
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 1,000,000 962,500
c
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 3,000,000 2,926,790
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 875,000 580,487
c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 2,550,000 2,686,111
7,155,888
Commercial Services & Supplies 0.5%
c
Neptune Bidco US, Inc. , Senior Secured Note , 144A, 9.5% ,
2/15/33 ......................................... United States 800,000 801,635
Republic Services, Inc. , Senior Note , 5.15% , 3/15/35 .........
United States 5,300,000 5,401,397
c
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 2,000,000 2,066,020
Waste Connections, Inc. , Senior Bond , 4.8% , 7/15/36 ........
United States 1,895,000 1,855,795
c
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 800,000 816,964

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
c
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 2,500,000 $ 2,581,020
13,522,831
Communications Equipment 0.3%
Motorola Solutions, Inc. , Senior Bond , 5.4% , 4/15/34 .........
United States 7,300,000 7,399,781
Construction & Engineering 0.1%
c
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ........... United States 2,000,000 1,954,328
Consumer Finance 1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.4%, 10/29/33 ......................... Ireland 7,700,000 6,845,494
Senior Note, 4.125%, 2/28/29 ........................ Ireland 710,000 701,375
American Express Co. , Senior Bond , 5.442% to 1/29/35, FRN
thereafter , 1/30/36 ................................. United States 10,000,000 10,223,177
c
Avolon Holdings Funding Ltd. , Senior Note , 144A, 4.9% , 10/10/30 Ireland 7,735,000 7,697,454
Capital One Financial Corp. , Senior Bond , 5.268% to 5/09/32,
FRN thereafter , 5/10/33 ............................. United States 8,600,000 8,633,033
c
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 3,000,000 3,078,392
General Motors Financial Co., Inc. ,
Senior Bond, 5.45%, 9/06/34 ......................... United States 1,265,000 1,265,078
Senior Note, 4.2%, 10/27/28 ......................... United States 815,000 808,488
c
Jefferson Capital Holdings LLC , Senior Note , 144A, 8.25% ,
5/15/30 ......................................... United States 3,000,000 3,141,123
OneMain Finance Corp. , Senior Note , 6.75% , 9/15/33 ........
United States 2,000,000 1,969,696
44,363,310
Consumer Staples Distribution & Retail 0.1%
c
US Foods, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ......... United States 2,300,000 2,251,194
Containers & Packaging 0.2%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 1,550,000 1,539,563
c
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 1,300,000 1,224,141
c
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 500,000 438,559
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ..................
United States 3,600,000 3,168,733
6,370,996
Diversified Consumer Services 0.1%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....
United States 1,700,000 1,688,571
Diversified REITs 0.3%
c
Global Net Lease, Inc. / Global Net Lease Operating Partnership
LP , Senior Note , 144A, 3.75% , 12/15/27 ................. United States 3,000,000 2,934,215
VICI Properties LP , Senior Note , 5.625% , 4/01/35 ...........
United States 5,000,000 5,018,152
7,952,367
Diversified Telecommunication Services 1.4%
c
APLD ComputeCo 2 LLC , Senior Secured Note , 144A, 6.75% ,
3/15/31 ......................................... United States 1,545,000 1,530,624
c
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 2,100,000 2,258,361
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 ........................ United States 5,000,000 4,228,974
Senior Bond, 5.125%, 4/30/36 ........................ United States 1,320,000 1,298,857

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
AT&T, Inc., (continued)
Senior Bond, 6.2%, 10/30/56 ......................... United States 1,150,000 $ 1,139,975
Senior Bond, 3.65%, 9/15/59 ......................... United States 4,000,000 2,559,604
c
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 900,000 914,254
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
4.5% , 5/01/32 .................................... United States 2,000,000 1,757,535
c
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 895,000 928,794
Comcast Corp. , Senior Bond , 4.8% , 5/15/33 ...............
United States 5,200,000 5,167,367
c
PR RNO Property Owner 1 LLC , Senior Secured Note , 144A,
6.5% , 5/01/31 .................................... United States 515,000 510,751
c
RD Michigan Property Owner I LLC , Senior Secured Bond , 144A,
7.5% , 3/30/45 .................................... United States 3,785,000 3,786,144
c
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 1,385,000 1,359,791
Verizon Communications, Inc. ,
Senior Bond, 5.25%, 4/02/35 ......................... United States 697,000 697,123
Senior Note, 2.355%, 3/15/32 ........................ United States 8,400,000 7,347,287
Senior Note, 4.75%, 1/15/33 ......................... United States 1,386,000 1,368,139
c
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 1,310,000 1,377,609
38,231,189
Electric Utilities 2.6%
American Electric Power Co., Inc. ,
C, Junior Sub. Bond, 5.8% to 3/14/31, FRN thereafter, 3/15/56 United States 2,600,000 2,587,151
D, Junior Sub. Bond, 6.05% to 3/14/36, FRN thereafter,
3/15/56 ......................................... United States 865,000 862,659
c
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 2,000,000 1,988,921
DTE Electric Co. ,
Senior Bond, 5.25%, 5/15/35 ......................... United States 740,000 750,779
A, Senior Bond, 4.85%, 3/01/36 ....................... United States 1,530,000 1,496,589
Duke Energy Corp. ,
Senior Bond, 2.45%, 6/01/30 ......................... United States 6,200,000 5,720,470
Senior Bond, 3.75%, 9/01/46 ......................... United States 1,600,000 1,179,350
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ........
United States 1,000,000 1,022,487
c
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 2,770,000 2,725,470
Exelon Corp. ,
Senior Bond, 4.05%, 4/15/30 ......................... United States 13,400,000 13,130,012
Senior Bond, 4.45%, 4/15/46 ......................... United States 1,400,000 1,150,667
c
NRG Energy, Inc. , Senior Bond , 144A, 6% , 1/15/36 .......... United States 2,300,000 2,285,387
Pacific Gas and Electric Co. ,
Senior Bond, 5.2%, 5/01/36 .......................... United States 770,000 750,310
Senior Secured Bond, 3.25%, 6/01/31 .................. United States 6,000,000 5,557,790
Southern Co. (The) ,
Senior Bond, 4.4%, 7/01/46 .......................... United States 5,000,000 4,122,841
Senior Note, 5.5%, 3/15/29 .......................... United States 6,100,000 6,273,207
Virginia Electric and Power Co. ,
Senior Bond, 4.95%, 3/15/36 ......................... United States 2,970,000 2,896,597
Senior Bond, 6.35%, 11/30/37 ........................ United States 820,000 889,500
c
Vistra Operations Co. LLC ,
Senior Bond, 144A, 5.25%, 10/15/35 ................... United States 1,000,000 971,037

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
c
Vistra Operations Co. LLC, (continued)
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 3,000,000 $ 2,949,021
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 6,000,000 5,889,887
Xcel Energy, Inc. ,
Senior Bond, 4.6%, 6/01/32 .......................... United States 2,900,000 2,855,670
Senior Bond, 5.45%, 8/15/33 ......................... United States 4,500,000 4,598,273
72,654,075
Electrical Equipment 0.2%
Eaton Corp. , Senior Bond , 4.8% , 3/06/36 .................
United States 1,600,000 1,575,766
Vertiv Holdings Co. ,
Senior Bond, 4.85%, 3/15/36 ......................... United States 2,669,000 2,599,221
Senior Bond, 5.8%, 3/15/56 .......................... United States 620,000 601,707
4,776,694
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. , Senior Note , 4.4% , 2/15/33 ...............
United States 2,845,000 2,782,095
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 5,000,000 4,780,620
Flex Ltd. , Senior Bond , 4.875% , 5/12/30 ..................
United States 7,100,000 7,105,268
c
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 2,000,000 1,936,162
16,604,145
Energy Equipment & Services 0.3%
c
Archrock Services LP / Archrock Partners Finance Corp. , Senior
Note , 144A, 6% , 2/01/34 ............................ United States 1,045,000 1,052,274
c
Kodiak Gas Services LLC , Senior Note , 144A, 5.875% , 4/01/31 . United States 1,185,000 1,194,125
c
Transocean International Ltd. , Senior Secured Note , 144A,
8.75% , 2/15/30 ................................... United States 2,800,000 2,934,025
c
Weatherford International Ltd. , Senior Note , 144A, 6.75% ,
10/15/33 ........................................ United States 1,805,000 1,873,337
7,053,761
Entertainment 0.2%
c
Banijay Entertainment SAS ,
Senior Secured Note, 144A, 7%, 5/01/29 ................ France 1,200,000 EUR 1,452,104
Senior Secured Note, 144A, 8.125%, 5/01/29 ............ France 308,809 318,943
Discovery Global Holdings, Inc. , Senior Note , 4.054% , 3/15/29 .
United States 2,100,000 2,045,043
c
OAK-Eagle Acquireco, Inc. ,
Senior Note, 144A, 8.75%, 7/01/34 .................... United States 590,000 614,330
Senior Secured Note, 144A, 7.25%, 7/01/33 ............. United States 705,000 726,764
5,157,184
Financial Services 0.3%
Corebridge Financial, Inc. , Senior Note , 6.05% , 9/15/33 .......
United States 4,900,000 5,152,587
c
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 2,000,000 2,028,910
c
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 2,540,000 2,601,805
9,783,302
Food Products 0.7%
c
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 970,000 959,932
c
Industrial F&B Investments III, Inc. , Senior Secured Note , 144A,
7.75% , 2/11/33 .................................... United States 1,075,000 1,087,186

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
c
Senior Bond, 144A, 5.625%, 3/10/37 ................... United States 595,000 $ 594,283
c
Senior Bond, 144A, 6.4%, 5/10/57 ..................... United States 580,000 571,115
Senior Note, 3%, 2/02/29 ........................... United States 1,500,000 1,441,584
Senior Note, 3.625%, 1/15/32 ........................ United States 3,500,000 3,240,829
Kraft Heinz Foods Co. , Senior Bond , 5% , 6/04/42 ...........
United States 3,175,000 2,808,818
c
Mars, Inc. , Senior Note , 144A, 5.2% , 3/01/35 ............... United States 8,580,000 8,659,536
19,363,283
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 ..
United States 2,800,000 1,894,327
Ground Transportation 0.5%
c
Ashtead Capital, Inc. , Senior Bond , 144A, 5.8% , 4/15/34 ...... United Kingdom 900,000 923,777
Burlington Northern Santa Fe LLC , Senior Bond , 5.55% , 3/15/56
United States 1,355,000 1,311,802
c
SMBC Aviation Capital Finance DAC ,
Senior Bond, 144A, 5.7%, 7/25/33 ..................... Ireland 7,300,000 7,490,278
Senior Note, 144A, 5.1%, 4/01/30 ..................... Ireland 1,400,000 1,411,865
c
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 1,700,000 1,768,002
c
XPO, Inc. , Senior Note , 144A, 7.125% , 2/01/32 ............. United States 2,000,000 2,087,104
14,992,828
Health Care Equipment & Supplies 0.4%
c
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 3,000,000 3,101,250
Baxter International, Inc. , Senior Note , 2.272% , 12/01/28 ......
United States 4,700,000 4,397,652
c
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 3,355,000 3,261,270
10,760,172
Health Care Providers & Services 1.6%
c
CHS/Community Health Systems, Inc. ,
Senior Secured Note, 144A, 6%, 1/15/29 ................ United States 1,800,000 1,786,941
Senior Secured Note, 144A, 9.75%, 1/15/34 ............. United States 1,000,000 1,032,660
Cigna Group (The) , Senior Bond , 5.25% , 2/15/34 ...........
United States 7,300,000 7,406,102
c
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 1,500,000 1,556,311
CVS Health Corp. ,
Senior Bond, 1.75%, 8/21/30 ......................... United States 4,000,000 3,542,737
Senior Bond, 1.875%, 2/28/31 ........................ United States 990,000 868,315
Senior Bond, 5.3%, 6/01/33 .......................... United States 3,000,000 3,040,921
Senior Bond, 2.7%, 8/21/40 .......................... United States 6,300,000 4,416,135
c
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ........... United States 3,000,000 2,905,508
Elevance Health, Inc. , Senior Bond , 3.7% , 9/15/49 ..........
United States 1,400,000 1,002,074
HCA, Inc. ,
Senior Bond, 3.5%, 9/01/30 .......................... United States 11,900,000 11,316,894
Senior Note, 4.6%, 11/15/32 ......................... United States 1,385,000 1,351,723
Icon Investments Six DAC ,
Senior Secured Bond, 6%, 5/08/34 .................... United States 460,000 470,295
Senior Secured Note, 5.849%, 5/08/29 ................. United States 765,000 779,639
c
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 2,000,000 1,959,972
c,e
MPH Acquisition Holdings LLC , Senior Secured Note , 144A, PIK,
11.5% , 12/31/30 ................................... United States 332 307

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
c
Tenet Healthcare Corp. , Senior Note , 144A, 6% , 11/15/33 ..... United States 1,360,000 $ 1,375,265
44,811,799
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc. ,
Senior Bond, 1.875%, 2/01/33 ........................ United States 6,400,000 5,158,376
Senior Bond, 5.25%, 5/15/36 ......................... United States 2,200,000 2,144,981
7,303,357
Health Care Technology 0.1%
c
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 3,000,000 3,058,938
Hotel & Resort REITs 0.1%
c
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 6.5% , 4/01/32 ............................... United States 2,500,000 2,566,842
Hotels, Restaurants & Leisure 0.7%
c
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 2,000,000 1,903,797
c,f
A&K Travel Group Holdings Ltd. , Senior Note , 144A, 7.5% ,
5/15/33 ......................................... Jersey 570,000 573,522
Airbnb, Inc. ,
Senior Bond, 5.25%, 3/16/36 ......................... United States 605,000 603,599
Senior Note, 4.65%, 3/16/31 ......................... United States 1,205,000 1,203,305
c
Carnival Corp. ,
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 2,500,000 2,537,610
Senior Note, 144A, 5.75%, 8/01/32 .................... United States 670,000 674,206
Marriott International, Inc. , Senior Note , 4.5% , 5/01/33 ........
United States 1,640,000 1,590,047
c
NCL Corp. Ltd. , Senior Note , 144A, 6.25% , 9/15/33 .......... United States 600,000 581,119
c
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 645,000 656,447
c
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 1,500,000 1,520,869
Senior Note, 144A, 6%, 2/01/33 ...................... United States 5,500,000 5,585,750
c
Viking Cruises Ltd. , Senior Note , 144A, 5.875% , 10/15/33 ..... United States 2,030,000 2,036,163
19,466,434
Household Durables 0.3%
c
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 940,000 923,426
Toll Brothers Finance Corp. , Senior Bond , 3.8% , 11/01/29 .....
United States 4,900,000 4,775,779
c
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 2,000,000 1,958,565
7,657,770
Independent Power and Renewable Electricity Producers 0.6%
c
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 1,080,000 1,119,699
c
Atlantica Sustainable Infrastructure Ltd. , Senior Note , 144A,
4.125% , 6/15/28 ................................... Spain 1,528,000 1,493,403
c
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% ,
2/15/31 ......................................... United States 2,800,000 2,621,613
Constellation Energy Generation LLC ,
Senior Bond, 5.8%, 3/01/33 .......................... United States 3,000,000 3,146,624
Senior Bond, 6.125%, 1/15/34 ........................ United States 2,000,000 2,143,845
Senior Note, 4.4%, 1/15/31 .......................... United States 1,110,000 1,098,721

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
c
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ................................... United States 2,300,000 $ 2,201,767
c
Talen Energy Supply LLC , Senior Note , 144A, 6.375% , 5/01/33 . United States 1,740,000 1,743,108
15,568,780
Insurance 1.9%
c
AIA Group Ltd. , Senior Bond , 144A, 4.95% , 4/04/33 ......... Hong Kong 3,100,000 3,171,727
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .......
United States 6,400,000 4,592,041
Arthur J Gallagher & Co. , Senior Note , 5% , 2/15/32 ..........
United States 2,075,000 2,081,297
c
Asurion LLC / Asurion Co-Issuer, Inc. ,
Senior Secured Note, 144A, 8%, 12/31/32 ............... United States 1,100,000 1,149,719
Senior Secured Note, 144A, 8.375%, 2/01/34 ............ United States 1,600,000 1,579,861
c
Athene Global Funding ,
Secured Note, 144A, 5.033%, 7/17/30 .................. United States 3,800,000 3,765,739
Senior Secured Bond, 144A, 5.543%, 8/22/35 ............ United States 1,200,000 1,179,488
Brown & Brown, Inc. , Senior Bond , 5.65% , 6/11/34 ..........
United States 7,300,000 7,379,432
c
Corebridge Global Funding , Secured Note , 144A, 5.9% , 9/19/28 United States 2,100,000 2,163,876
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 2,200,000 2,226,921
c
Metropolitan Life Global Funding I ,
Secured Note, 144A, 5.05%, 1/06/28 ................... United States 9,600,000 9,701,735
Secured Note, 144A, 4.3%, 8/25/29 .................... United States 3,000,000 2,986,774
c
RGA Global Funding , Secured Note , 144A, 5.5% , 1/11/31 ..... United States 6,400,000 6,599,877
c
Sammons Financial Group, Inc. , Senior Bond , 144A, 6.875% ,
4/15/34 ......................................... United States 3,700,000 3,920,626
52,499,113
Interactive Media & Services 0.1%
Meta Platforms, Inc. ,
Senior Bond, 5.25%, 5/15/36 ......................... United States 1,790,000 1,787,048
Senior Bond, 6.3%, 5/15/56 .......................... United States 1,280,000 1,284,544
3,071,592
IT Services 0.2%
c
Beignet Investor LLC , Senior Secured Bond , 144A, 6.581% ,
5/30/49 ......................................... United States 1,532,000 1,583,537
c
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 2,000,000 1,857,200
c
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 2,000,000 2,022,466
5,463,203
Leisure Products 0.0%
†
Brunswick Corp. , Senior Bond , 2.4% , 8/18/31 ..............
United States 1,300,000 1,133,408
Life Sciences Tools & Services 0.0%
†
Thermo Fisher Scientific, Inc. , Senior Bond , 4.902% , 2/12/36 ...
United States 1,380,000 1,366,649
Machinery 0.2%
c
ESAB Corp. , Senior Note , 144A, 6.25% , 4/15/29 ............ United States 2,900,000 2,941,928
c
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 2,000,000 2,034,434
4,976,362
Media 1.1%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 2.8%, 4/01/31 ................... United States 15,900,000 14,241,763

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp., (continued)
Senior Secured Bond, 5.85%, 12/01/35 ................. United States 1,255,000 $ 1,225,236
c
Clear Channel Outdoor Holdings, Inc. , Senior Secured Note ,
144A, 7.5% , 3/15/33 ............................... United States 2,000,000 2,102,308
c
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 1,440,000 1,468,399
Fox Corp. , Senior Bond , 6.5% , 10/13/33 ..................
United States 5,500,000 5,908,094
c
Nexstar Media, Inc. , Senior Note , 144A, 7.25% , 4/15/34 ...... United States 1,545,000 1,555,979
c
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 2,000,000 2,072,430
c
Univision Communications, Inc. ,
Senior Secured Note, 144A, 9.375%, 8/01/32 ............ United States 500,000 517,802
Senior Secured Note, 144A, 8.875%, 4/15/33 ............ United States 385,000 387,385
c
VZ Secured Financing BV , Senior Secured Note , 144A, 7.5% ,
1/15/33 ......................................... Netherlands 1,000,000 970,057
30,449,453
Metals & Mining 0.3%
c
Anglo American Capital plc , Senior Note , 144A, 5% , 3/21/33 ... South Africa 2,155,000 2,132,042
c
Commercial Metals Co. ,
Senior Bond, 144A, 6%, 12/15/35 ..................... United States 1,040,000 1,039,480
Senior Note, 144A, 5.75%, 11/15/33 ................... United States 520,000 521,166
c
Glencore Funding LLC , Senior Bond , 144A, 5.508% , 4/01/36 ... Australia 2,165,000 2,181,031
c
Mineral Resources Ltd. ,
Senior Note, 144A, 7%, 4/01/31 ...................... Australia 685,000 711,625
Senior Note, 144A, 6%, 5/01/32 ...................... Australia 335,000 332,704
c
Novelis Corp. , Senior Note , 144A, 6.375% , 8/15/33 .......... United States 2,480,000 2,492,157
9,410,205
Multi-Utilities 0.7%
Dominion Energy, Inc. ,
A, Senior Note, 4.35%, 8/15/32 ....................... United States 3,200,000 3,105,315
C, Senior Note, 3.375%, 4/01/30 ...................... United States 7,800,000 7,454,317
DTE Energy Co. , Senior Note , 4.875% , 6/01/28 .............
United States 5,700,000 5,745,928
Public Service Enterprise Group, Inc. , Senior Bond , 5.4% , 3/15/35
United States 2,225,000 2,248,260
18,553,820
Oil, Gas & Consumable Fuels 4.2%
c
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 ............ Norway 8,700,000 7,970,893
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Secured Note , 144A, 9.25% , 7/15/29 .............. United States 2,400,000 2,436,000
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30
Canada 8,200,000 7,715,757
Cheniere Energy, Inc. ,
c
Senior Bond, 144A, 5.2%, 7/30/36 ..................... United States 430,000 425,266
Senior Note, 5.65%, 4/15/34 ......................... United States 1,600,000 1,648,779
c
Crescent Energy Finance LLC ,
Senior Note, 144A, 7.375%, 1/15/33 ................... United States 750,000 768,006
Senior Note, 144A, 8.375%, 1/15/34 ................... United States 1,865,000 1,973,291
c
DT Midstream, Inc. , Senior Bond , 144A, 4.375% , 6/15/31 ..... United States 6,600,000 6,381,587
Eastern Energy Gas Holdings LLC , Senior Bond , 5.8% , 1/15/35
United States 6,700,000 6,974,226
Energy Transfer LP ,
Senior Note, 6.4%, 12/01/30 ......................... United States 6,000,000 6,405,926
c
Senior Note, 144A, 6%, 2/01/29 ...................... United States 4,000,000 4,037,762
c
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 2,700,000 2,767,824

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
c
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Bond , 144A,
6.25% , 4/15/32 ................................... United States 910,000 $ 904,616
c
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 1,120,000 1,140,864
c
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 3,000,000 3,011,799
MPLX LP , Senior Bond , 5.4% , 4/01/35 ....................
United States 9,100,000 9,100,456
Murphy Oil Corp. ,
Senior Note, 6%, 10/01/32 .......................... United States 135,000 135,971
Senior Note, 6.5%, 2/15/34 .......................... United States 500,000 504,141
ONEOK, Inc. ,
Senior Bond, 5.375%, 6/01/29 ........................ United States 10,900,000 11,129,140
c
Senior Note, 144A, 5.625%, 1/15/28 ................... United States 1,700,000 1,721,202
c
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 1,700,000 1,718,903
Sabine Pass Liquefaction LLC , Senior Secured Note , 4.5% ,
5/15/30 ......................................... United States 10,000,000 9,990,556
c
Sunoco LP ,
Senior Note, 144A, 5.375%, 7/15/31 ................... United States 1,075,000 1,070,577
Senior Note, 144A, 5.625%, 7/15/34 ................... United States 640,000 631,738
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........
United States 1,320,000 1,294,342
Transcontinental Gas Pipe Line Co. LLC , Senior Note , 5.1% ,
3/15/36 ......................................... United States 1,525,000 1,513,730
c
Var Energi ASA , Senior Bond , 144A, 8% , 11/15/32 .......... Norway 9,000,000 10,248,673
c
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 ............ United States 2,600,000 2,437,086
Senior Secured Bond, 144A, 6%, 5/01/36 ............... United States 1,080,000 1,088,913
c
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 2,500,000 2,607,760
c
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 900,000 1,012,652
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 730,000 776,366
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 500,000 554,699
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 1,840,000 1,868,950
c
Western Midstream Operating LP , Senior Note , 144A, 7.25% ,
4/01/30 ......................................... United States 1,900,000 2,003,845
115,972,296
Paper & Forest Products 0.1%
c
Georgia-Pacific LLC , Senior Note , 144A, 4.9% , 5/15/33 ....... United States 2,055,000 2,051,461
Personal Care Products 0.4%
c
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC , Senior Secured Note , 144A, 4.75% ,
1/15/29 ......................................... United States 8,000,000 7,753,960
c
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 2,000,000 2,037,354
9,791,314
Pharmaceuticals 1.1%
c
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 Germany 11,700,000 11,616,909
Merck & Co., Inc. ,
Senior Bond, 4.75%, 12/04/35 ........................ United States 1,190,000 1,165,321
Senior Note, 4.45%, 12/04/32 ........................ United States 740,000 733,254
Novartis Capital Corp. ,
Senior Bond, 4.9%, 3/18/36 .......................... United States 1,780,000 1,768,360
Senior Bond, 5.7%, 3/18/56 .......................... United States 955,000 957,258
Senior Note, 4.1%, 11/05/30 ......................... United States 5,305,000 5,237,050
Senior Note, 4.6%, 3/18/33 .......................... United States 1,445,000 1,435,440

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75% ,
5/19/33 ......................................... United States 3,500,000 $ 3,486,249
Royalty Pharma plc ,
Senior Bond, 5.2%, 9/25/35 .......................... United States 1,250,000 1,239,192
Senior Bond, 3.3%, 9/02/40 .......................... United States 5,300,000 4,060,787
31,699,820
Residential REITs 0.1%
Essex Portfolio LP , Senior Bond , 5.375% , 4/01/35 ...........
United States 2,600,000 2,644,537
Semiconductors & Semiconductor Equipment 0.7%
Broadcom, Inc. ,
Senior Bond, 4.95%, 1/15/36 ......................... United States 1,230,000 1,218,379
Senior Bond, 5.7%, 1/15/56 .......................... United States 185,000 184,048
c
Foundry JV Holdco LLC ,
Senior Secured Bond, 144A, 6.25%, 1/25/35 ............. United States 7,400,000 7,821,414
Senior Secured Bond, 144A, 6.4%, 1/25/38 .............. United States 1,315,000 1,406,272
Senior Secured Note, 144A, 5.9%, 1/25/33 .............. United States 1,565,000 1,629,604
Intel Corp. ,
Senior Bond, 5.3%, 5/15/36 .......................... United States 1,310,206 1,305,208
Senior Bond, 6.125%, 5/15/56 ........................ United States 806,577 801,129
Marvell Technology, Inc. , Senior Bond , 5.3% , 4/15/36 ........
United States 3,370,000 3,373,139
c
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 320,000 327,801
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 550,000 555,979
18,622,973
Software 0.7%
c
Gen Digital, Inc. , Senior Note , 144A, 6.25% , 4/01/33 ......... United States 750,000 731,314
Oracle Corp. ,
Senior Bond, 4.3%, 7/08/34 .......................... United States 8,000,000 7,118,896
Senior Bond, 5.7%, 2/04/36 .......................... United States 2,855,000 2,743,234
Senior Bond, 6.7%, 2/04/56 .......................... United States 935,000 862,388
Senior Note, 4.8%, 9/26/32 .......................... United States 915,000 870,385
Salesforce, Inc. , Senior Note , 5.2% , 3/15/33 ...............
United States 3,505,000 3,499,733
Synopsys, Inc. , Senior Bond , 5.15% , 4/01/35 ...............
United States 4,631,000 4,633,137
20,459,087
Specialized REITs 0.2%
American Tower Corp. , Senior Note , 4.7% , 12/15/32 .........
United States 925,000 913,872
c
Iron Mountain, Inc. , Senior Note , 144A, 7% , 2/15/29 ......... United States 2,700,000 2,760,861
c
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 1,995,000 2,021,940
5,696,673
Specialty Retail 0.1%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 .............
United States 1,900,000 1,892,026
Technology Hardware, Storage & Peripherals 0.5%
Dell International LLC / EMC Corp. , Senior Bond , 5.4% , 4/15/34
United States 7,800,000 7,940,235
Hewlett Packard Enterprise Co. , Senior Note , 4.85% , 10/15/31 .
United States 4,500,000 4,475,448
c
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A,
5.875% , 7/15/30 ................................... United States 1,600,000 1,635,883
14,051,566

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Textiles, Apparel & Luxury Goods 0.1%
Tapestry, Inc. , Senior Bond , 5.5% , 3/11/35 .................
United States 1,820,000 $ 1,829,278
Tobacco 0.5%
BAT Capital Corp. ,
Senior Bond, 4.39%, 8/15/37 ......................... United Kingdom 1,700,000 1,549,053
Senior Note, 4.625%, 3/22/33 ........................ United Kingdom 4,985,000 4,886,551
Philip Morris International, Inc. , Senior Bond , 5.375% , 2/15/33 ..
United States 7,200,000 7,407,594
13,843,198
Trading Companies & Distributors 0.1%
c
EquipmentShare.com, Inc. , Secured Note , 144A, 8.625% , 5/15/32 United States 1,500,000 1,592,722
c
WESCO Distribution, Inc. , Senior Note , 144A, 6.375% , 3/15/29 . United States 2,000,000 2,041,870
3,634,592
Transportation Infrastructure 0.0%
†
c,g
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, 2.6% ,
9/30/36 ......................................... United States 196,000 149,940
Wireless Telecommunication Services 0.8%
c
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 2,500,000 2,639,842
a,g
Digicel Group Holdings Ltd. ,
29.35%, 11/17/33 ................................. Bermuda 677,343 21,434
32.05%, 11/17/33 ................................. Bermuda 72,906 8,936
T-Mobile USA, Inc. ,
Senior Bond, 5%, 2/15/36 ........................... United States 2,485,000 2,432,675
Senior Bond, 3.3%, 2/15/51 .......................... United States 4,800,000 3,113,867
Senior Note, 3.875%, 4/15/30 ........................ United States 13,400,000 13,050,268
21,267,022
Total Corporate Bonds (Cost $1,086,608,718) .................................
1,061,337,724
h
Senior Floating Rate Interests 3.0%
i
Aerospace & Defense 0.1%
TransDigm, Inc., First Lien, CME Term Loan, K, 5.902%, (1-month
SOFR + 2.25%), 3/22/30 ............................ United States 1,020,872 1,023,603
f
TransDigm, Inc., First Lien, CME Term Loan, N, 6.152%, (1-month
SOFR + 2.5%), 2/14/33 ............................. United States 1,186,047 1,189,350
f
VSE Corp., First Lien, CME Term Loan, B, 5.474%, (12-month
SOFR + 2%), 3/17/33 ............................... United States 150,961 151,842
2,364,795
a a a a a a
i
Air Freight & Logistics 0.1%
Rand Parent LLC, First Lien, CME Term Loan, B, 6.7%, (3-month
SOFR + 3%), 3/18/30 ............................... United States 392,381 394,454
Stonepeak Nile Parent LLC, First Lien, Amendment No. 1 CME
Term Loan, 5.919%, (3-month SOFR + 2.25%), 4/09/32 ..... United States 1,097,250 1,102,226
1,496,680
a a a a a a
i
Automobile Components 0.0%
†
American Axle & Manufacturing, Inc., First Lien, CME Term Loan,
C, 6.912%, (3-month SOFR + 3.25%), 2/03/33 ............ United States 292,444 292,809
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan, 6.402%, (1-month SOFR + 2.75%), 1/28/32 ......... United States 766,091 770,722
e
First Brands Group LLC, First Lien, 2021 CME Term Loan, PIK,
3.779%, (1-month SOFR + 7%), 3/30/27 ................ United States 71,058 166

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
i
Automobile Components (continued)
e
First Brands Group LLC, First Lien, Debtor-In-Possession Roll Up
CME Term Loan, PIK, 10.661%, (1-month SOFR + 7%), 6/29/26 United States 705,417 $ 2,776
e
First Brands Group LLC, First Lien, USD Debtor-In-Possession
New Money CME Term Loan, PIK, 13.657%, (1-month SOFR +
10%), 6/29/26 .................................... United States 276,894 68,446
e
First Brands Group LLC, Second Lien, 2021 CME Term Loan,
PIK, 14.279%, (1-month SOFR + 10.615%), 3/30/28 ........ United States 1,132,040 1,528
1,136,447
a a a a a a
Beverages 0.0%
†
i
Primo Brands Corp., First Lien, 2026 Refinancing CME Term
Loan, 6.45%, (3-month SOFR + 2.75%), 3/31/31 .......... United States 316,298 318,658
Biotechnology 0.1%
f,i
BioMarin Pharmaceutical, Inc., First Lien, CME Term Loan, B,
5.174%, (12-month SOFR + 1.75%), 1/28/33 ............. United States 2,657,291 2,668,093
Broadline Retail 0.0%
†
i
Peer Holding III BV, First Lien, CME Term Loan, B5B, 6.2%,
(3-month SOFR + 2.5%), 7/01/31 ...................... Netherlands 316,236 317,501
i
Building Products 0.0%
†
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan, 5.95%, (1-month SOFR + 2.25%), 8/04/31 .. United States 218,578 219,130
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2, 5.902%,
(1-month SOFR + 2.25%), 3/19/29 ..................... United States 400,116 400,991
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3, 5.902%,
(1-month SOFR + 2.25%), 2/10/32 ..................... United States 273,103 273,641
893,762
a a a a a a
i
Capital Markets 0.2%
Citadel Securities Global Holdings LLC, First Lien, 2024 CME
Term Loan, 5.7%, (3-month SOFR + 2%), 10/31/31 ........ United States 696,724 700,110
f
CPI Holdco B LLC, First Lien, 2025 Fourth Amendment
Incremental CME Term Loan, 5.652%, (1-month SOFR + 2%),
5/19/31 ......................................... United States 1,000,000 1,001,020
Jane Street Group LLC, First Lien, Extended CME Term Loan,
5.673%, (3-month SOFR + 2%), 12/15/31 ................ United States 2,696,776 2,695,428
4,396,558
a a a a a a
i
Chemicals 0.1%
Albaugh LLC, First Lien, Initial CME Term Loan, 7.413%,
(1-month SOFR + 3.75; 3-month SOFR + 3.75), 4/06/29 ..... United States 611,336 594,742
f
Minerals Technologies, Inc., First Lien, CME Term Loan, B,
5.652%, (1-month SOFR + 2%), 11/26/31 ................ United States 1,000,000 1,003,750
Solstice Advanced Materials, Inc., First Lien, CME Term Loan, B,
5.413%, (3-month SOFR + 1.75%), 10/29/32 ............. United States 225,090 226,955
1,825,447
a a a a a a
i
Commercial Services & Supplies 0.1%
APi Group DE, Inc., First Lien, 2021 Incremental CME Term Loan,
5.402%, (1-month SOFR + 1.75%), 1/03/29 .............. United States 1,100,000 1,104,587
Cimpress USA, Inc., First Lien, 2024-2 Refinancing CME Term
Loan, B1, 6.168%, (1-month SOFR + 2.5%), 5/17/28 ....... Ireland 459,268 460,990
Prime Security Services Borrower LLC, First Lien, 2025
Incremental CME Term Loan, B2, 5.407%, (1-month SOFR +
1.75%), 3/08/32 ................................... United States 1,097,229 1,087,371

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
i
Commercial Services & Supplies (continued)
Spin Holdco, Inc., First Lien, Initial CME Term Loan, 7.928%,
(3-month SOFR + 4%), 9/04/30 ....................... United States 131,898 $ 93,318
f
WMB Holdings, Inc., First Lien, USD CME Term Loan, B, 5.652%,
(1-month SOFR + 2%), 11/05/29 ...................... United States 1,042,559 1,046,145
3,792,411
a a a a a a
Communications Equipment 0.0%
†
i
Viavi Solutions, Inc., First Lien, CME Term Loan, 6.18%, (3-month
SOFR + 2.5%), 10/18/32 ............................ United States 155,709 156,732
i
Containers & Packaging 0.1%
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B, 6.902%, (1-month SOFR +
3.25%), 4/01/32 ................................... United States 585,040 544,368
f
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B1, 6.652%, (1-month SOFR + 3%), 9/30/32 ......... United States 1,006,577 995,254
1,539,622
a a a a a a
Distributors 0.0%
†
i
Core & Main LP, First Lien, CME Term Loan, D, 5.654%, (1-month
SOFR + 2%), 7/27/28 ............................... United States 453,446 455,239
i
Electric Utilities 0.3%
Alpha Generation LLC, First Lien, Initial CME Term Loan, B,
5.402%, (1-month SOFR + 1.75%), 9/30/31 .............. United States 2,643,661 2,646,912
Astoria Energy LLC, First Lien, Advance CME Term Loan, B,
5.919%, (1-month SOFR + 2.25; 3-month SOFR + 2.25),
6/23/32 ......................................... United States 164,017 164,799
Constellation Renewables LLC, First Lien, CME Term Loan,
5.673%, (3-month SOFR + 2%), 12/15/27 ................ United States 2,700,000 2,704,225
f
NRG Energy, Inc., First Lien, Incremental CME Term Loan, B,
5.561%, (12-month SOFR + 1.75%), 4/15/33 ............. United States 2,746,199 2,759,587
8,275,523
a a a a a a
i
Entertainment 0.2%
f
Delta 2 (Lux) SARL, First Lien, CME Term Loan, B, 5.45%,
(1-month SOFR + 1.75%), 9/30/31 ..................... Luxembourg 750,000 752,438
f
Live Nation Entertainment, Inc., First Lien, Initial CME Term Loan,
B, 5.657%, (1-month SOFR + 2%), 10/21/32 ............. United States 1,000,000 1,002,500
Playtika Holding Corp., First Lien, CME Term Loan, B1, 6.517%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 683,423 658,912
f
TKO Worldwide Holdings LLC, First Lien, CME Term Loan, B5,
5.664%, (3-month SOFR + 2%), 11/21/31 ................ United States 2,629,463 2,639,507
5,053,357
a a a a a a
i
Financial Services 0.1%
Colossus Acquireco LLC, First Lien, Initial CME Term Loan,
5.38%, (1-day SOFR + 1.75%), 7/30/32 ................. United States 2,697,243 2,700,615
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan, 7.2%,
(3-month SOFR + 3.5%), 8/16/32 ...................... United States 482,834 482,298
3,182,913
a a a a a a
i
Food Products 0.1%
Chobani LLC, First Lien, Closing Date CME Term Loan, 5.918%,
(1-month SOFR + 2.25%), 10/28/32 .................... United States 271,960 273,805

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
i
Food Products (continued)
f
Froneri International Ltd., First Lien, CME Term Loan, B4,
5.877%, (6-month SOFR + 2.25%), 9/30/31 .............. United Kingdom 2,374,387 $ 2,360,508
f
Wayne-Sanderson Farms LLC, First Lien, CME Term Loan, B,
5.652%, (1-month SOFR + 2%), 5/21/32 ................ United States 1,000,000 1,001,250
3,635,563
a a a a a a
i
Ground Transportation 0.2%
Aggreko Holdings, Inc., First Lien, 2025 Amended USD CME
Term Loan, 6.664%, (3-month SOFR + 3%), 5/21/31 ....... United Kingdom 87,316 87,851
f
First Student Bidco, Inc., First Lien, Initial CME Term Loan, B,
5.95%, (3-month SOFR + 2.25%), 8/15/30 ............... United States 1,075,527 1,077,318
f
First Student Bidco, Inc., First Lien, Initial CME Term Loan, C,
5.95%, (3-month SOFR + 2.25%), 8/15/30 ............... United States 196,795 197,123
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
5.45%, (3-month SOFR + 1.75%), 4/10/31 ............... United States 2,697,215 2,702,569
4,064,861
a a a a a a
Health Care Equipment & Supplies 0.0%
†
i
Hologic, Inc., First Lien, CME Term Loan, B, 5.924%, (3-month
SOFR + 2.25%), 4/07/33 ............................ United States 500,000 497,815
i
Health Care Providers & Services 0.0%
†
Medical Solutions Holdings, Inc., First Lien, CME Term Loan,
7.263%, (3-month SOFR + 3.5%), 11/01/28 .............. United States 636,821 105,477
Paradigm Parent LLC, First Lien, Initial CME Term Loan, 8.2%,
(3-month SOFR + 4.5%), 4/16/32 ...................... United States 248,750 217,113
Surgery Center Holdings, Inc., First Lien, 2025 Refinancing CME
Term Loan, 6.168%, (1-month SOFR + 2.5%), 12/19/30 ..... United States 57,487 57,706
380,296
a a a a a a
Health Care Technology 0.0%
†
i
Cotiviti, Inc., First Lien, New CME Term Loan, B, 6.415%,
(1-month SOFR + 2.75%), 5/01/31 ..................... United States 310,139 285,715
i
Hotels, Restaurants & Leisure 0.3%
1011778 BC ULC, First Lien, CME Term Loan, B5, 5.418%,
(1-month SOFR + 1.75%), 9/20/30 ..................... Canada 2,700,000 2,705,899
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B, 5.902%, (1-month SOFR + 2.25%), 2/06/30 ... United States 299,208 291,106
DK Crown Holdings, Inc., First Lien, CME Term Loan, B, 5.411%,
(1-month SOFR + 1.75%), 3/04/32 ..................... United States 1,097,229 1,100,274
f
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 5.45%, (3-month SOFR + 1.75%), 12/02/30 ....... Ireland 1,300,000 1,298,375
f
Raising Cane's Restaurants LLC, First Lien, First Amendment
New CME Term Loan, 5.652%, (1-month SOFR + 2%), 11/03/32 United States 2,697,250 2,703,157
8,098,811
a a a a a a
Household Products 0.0%
†
i
Energizer Holdings, Inc., First Lien, Initial CME Term Loan,
5.652%, (1-month SOFR + 2%), 3/19/32 ................ United States 1,096,911 1,100,564
i
Independent Power and Renewable Electricity Producers 0.0%
†
Calpine Construction Finance Co. LP, First Lien, 2025
Refinancing CME Term Loan, 5.402%, (1-month SOFR +
1.75%), 7/31/30 ................................... United States 300,000 301,354

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
i
Independent Power and Renewable Electricity Producers (continued)
Talen Energy Supply LLC, First Lien, 2024-1 Incremental CME
Term Loan, B, 6.153%, (3-month SOFR + 2.5%), 12/15/31 ... United States 132,848 $ 133,500
434,854
a a a a a a
i
Insurance 0.1%
Asurion LLC, First Lien, New CME Term Loan, B10, 7.763%,
(3-month SOFR + 4%), 8/21/28 ....................... United States 234,752 235,316
Asurion LLC, First Lien, New CME Term Loan, B11, 8.013%,
(3-month SOFR + 4.25%), 8/21/28 ..................... United States 10,216 10,232
f
Lockton, Inc., First Lien, CME Term Loan, B, 5.811%, (12-month
SOFR + 2%), 4/25/33 ............................... United States 2,290,000 2,298,587
2,544,135
a a a a a a
IT Services 0.0%
†
i
MH Sub I LLC, First Lien, 2024 December New CME Term Loan,
7.902%, (1-month SOFR + 4.25%), 12/31/31 ............. United States 101,386 80,405
Machinery 0.0%
†
i
Columbus McKinnon Corp., First Lien, Initial CME Term Loan,
7.2%, (3-month SOFR + 3.5%), 2/03/33 ................. United States 63,934 64,121
i
Media 0.2%
Advantage Sales & Marketing, Inc., First Lien, Exchange CME
Term Loan, 9.93%, (3-month SOFR + 6%), 4/19/30 ........ United States 280,556 230,408
Charter Communications Operating LLC, First Lien, CME Term
Loan B5, 5.942%, (3-month SOFR + 2.25%), 12/15/31 ...... United States 1,097,222 1,097,853
Nexstar Media, Inc., First Lien, CME Term Loan, B7, 6.402%,
(1-month SOFR + 2.75%), 3/18/33 ..................... United States 2,685,000 2,686,477
4,014,738
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
i
Starwood Property Mortgage LLC, First Lien, CME Term Loan,
B5, 5.668%, (1-month SOFR + 2%), 1/02/30 ............. United States 246,884 248,119
i
Oil, Gas & Consumable Fuels 0.2%
f
CQP Holdco LP, First Lien, CME Term Loan, B, 5.45%, (3-month
SOFR + 1.75%), 12/31/32 ........................... United States 2,700,000 2,701,863
Delek US Holdings, Inc., First Lien, CME Term Loan, B, 7.268%,
(1-month SOFR + 3.5%), 11/19/29 ..................... United States 446,538 447,690
UGI Energy Services LLC, First Lien, Initial CME Term Loan,
6.152%, (1-month SOFR + 2.5%), 2/22/30 ............... United States 517,472 521,353
f
Venture Global Calcasieu Pass LLC, First Lien, Initial CME Term
Loan, 6.724%, (12-month SOFR + 3.25%), 4/11/33 ........ United States 2,652,382 2,663,986
6,334,892
a a a a a a
i
Passenger Airlines 0.1%
AAdvantage Loyalty IP Ltd., First Lien, 2025 Incremental CME
Term Loan, 6.425%, (3-month SOFR + 2.75%), 5/28/32 ..... United States 1,097,229 1,094,371
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 5.925%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 291,067 289,873
AS Mileage Plan IP Ltd., First Lien, Initial CME Term Loan,
5.425%, (3-month SOFR + 1.75%), 10/15/31 ............. United States 421,541 422,529
United Airlines, Inc., First Lien, CME Term Loan, B, 5.404%,
(1-month SOFR + 1.75%), 2/24/31 ..................... United States 1,059,455 1,063,762
2,870,535
a a a a a a

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
i
Professional Services 0.1%
Maximus, Inc., First Lien, CME Term Loan, B, 5.652%, (1-month
SOFR + 2%), 5/30/31 ............................... United States 278,276 $ 278,536
f
SS&C Technologies, Inc., First Lien, CME Term Loan, B8,
5.652%, (1-month SOFR + 2%), 5/09/31 ................ United States 2,600,000 2,603,237
2,881,773
a a a a a a
Real Estate Management & Development 0.0%
†
f,i
Greystar Real Estate Partners LLC, First Lien, CME Term Loan,
B3, 6.173%, (3-month SOFR + 2.5%), 8/21/30 ............ United States 362,500 363,859
Software 0.1%
i
Adeia, Inc., First Lien, Initial CME Term Loan, B6, 6.168%,
(1-month SOFR + 2.5%), 6/08/28 ...................... United States 999,911 1,002,411
i
Gen Digital, Inc., First Lien, CME Term Loan, B, 5.402%, (1-month
SOFR + 1.75%), 9/12/29 ............................ United States 1,000,000 986,180
a,d
WorkCapital BSD SARL, Term Loan, 6.5%, 1/01/38 .......... Luxembourg 20,000,000 —
1,988,591
a a a a a a
i
Specialty Retail 0.1%
e
GNC Holdings, Inc., Second Lien, CME Term Loan, PIK, 9.768%,
(1-month SOFR + 6%), 10/07/26 ...................... United States 3,335,320 2,597,380
Great Outdoors Group LLC, First Lien, CME Term Loan, B,
6.902%, (1-month SOFR + 3.25%), 1/23/32 .............. United States 439,451 442,802
3,040,182
a a a a a a
i
Trading Companies & Distributors 0.1%
Herc Holdings, Inc., First Lien, CME Term Loan, B, 5.402%,
(1-month SOFR + 1.75%), 6/02/32 ..................... United States 463,003 465,649
QXO Building Products, Inc., First Lien, CME Term Loan, B,
5.652%, (1-month SOFR + 2%), 4/30/32 ................ United States 1,100,000 1,101,694
1,567,343
a a a a a a
Water Utilities 0.0%
†
i
Deep Blue Operating I LLC, First Lien, Initial CME Term Loan,
6.411%, (1-month SOFR + 2.75%), 10/01/32 ............. United States 124,304 125,081
Total Senior Floating Rate Interests (Cost $104,939,861) .......................
82,495,991
j
Marketplace Loans 0.1%
a
Financial Services 0.1%
a a a a a a
Total Marketplace Loans (Cost $9,189,510) ...................................
2,232,026
Foreign Government and Agency Securities 2.7%
c
Angola Government Bond , Senior Bond , 144A, 8.25% , 5/09/28 . Angola 1,560,000 1,600,534
c
Bank Gospodarstwa Krajowego , Senior Bond , Reg S, 5.375% ,
5/22/33 ......................................... Poland 1,560,000 1,595,066
c
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 1,660,000 EUR 1,762,612
Brazil Government Bond ,
Senior Bond, 3.875%, 6/12/30 ........................ Brazil 3,100,000 2,978,325
Senior Bond, 6%, 10/20/33 ........................... Brazil 720,000 728,136
c
Bulgaria Government Bond ,
Senior Bond, Reg S, 5%, 3/05/37 ...................... Bulgaria 530,000 517,453
Senior Note, Reg S, 3.625%, 9/05/32 ................... Bulgaria 1,230,000 EUR 1,460,425
Chile Government Bond , Senior Note , 4.85% , 1/22/29 ........
Chile 1,660,000 1,682,825

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Colombia Government Bond ,
Senior Bond, 7.5%, 2/02/34 .......................... Colombia 1,550,000 $ 1,625,175
Senior Note, 4.5%, 11/26/30 .......................... Colombia 1,030,000 EUR 1,189,578
c
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ......................................... Mexico 2,000,000 1,817,740
c
Corp. Nacional del Cobre de Chile , Senior Bond , Reg S, 3.75% ,
1/15/31 ......................................... Chile 1,570,000 1,495,224
c
Costa Rica Government Bond , Senior Bond , 144A, 6.125% ,
2/19/31 ......................................... Costa Rica 1,930,000 2,010,964
c
Dominican Republic Government Bond ,
Senior Bond, Reg S, 6%, 7/19/28 ...................... Dominican
Republic 1,540,000 1,564,871
Senior Bond, Reg S, 4.875%, 9/23/32 .................. Dominican
Republic 1,630,000 1,541,898
c
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 1,100,000 1,109,845
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 880,000 793,367
c
Egypt Government Bond , Senior Bond , Reg S, 7.6% , 3/01/29 .. Egypt 1,120,000 1,151,514
c
El Salvador Government Bond , Senior Bond , Reg S, 8.625% ,
2/28/29 ......................................... El Salvador 1,430,000 1,524,401
c
Electricite de France SA , Senior Note , 144A, 5.7% , 5/23/28 .... France 1,700,000 1,738,406
c
Guatemala Government Bond ,
Senior Bond, Reg S, 6.6%, 6/13/36 .................... Guatemala 2,200,000 2,365,000
Senior Note, 144A, 7.05%, 10/04/32 .................... Guatemala 710,000 775,125
c
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 1,680,000 1,710,033
c
Indonesia Government Bond , Senior Bond , Reg S, 4.35% ,
1/08/27 ......................................... Indonesia 1,570,000 1,573,672
c
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 2,470,000 2,418,580
c
Kazakhstan Government Bond , Senior Bond , Reg S, 4.714% ,
4/09/35 ......................................... Kazakhstan 1,890,000 1,864,026
Mexico Government Bond , Senior Bond , 2.659% , 5/24/31 .....
Mexico 1,990,000 1,771,399
c
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 990,000 EUR 1,169,647
c
Nigeria Government Bond , Senior Note , 144A, 8.375% , 3/24/29 Nigeria 1,450,000 1,551,268
c
North Macedonia Government Bond , Senior Note , 144A, 4.75% ,
1/21/34 ......................................... North Macedonia 450,000 EUR 515,181
c
Paraguay Government Bond , Senior Bond , 144A, 3.849% ,
6/28/33 ......................................... Paraguay 2,950,000 2,770,787
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 2,660,000 2,451,057
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 980,000 983,807
Philippines Government Bond , Senior Bond , 5.5% , 2/04/35 ....
Philippines 2,360,000 2,424,809
c
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 1,690,000 1,636,730
c
Romania Government Bond ,
Senior Bond, Reg S, 5.625%, 2/22/36 .................. Romania 1,960,000 EUR 2,243,358
Senior Note, Reg S, 3%, 2/27/27 ...................... Romania 1,990,000 1,960,872
c
Serbia Government Bond , Senior Note , 144A, 6.25% , 5/26/28 .. Serbia 1,880,000 1,931,326
South Africa Government Bond ,
Senior Bond, 4.85%, 9/27/27 ......................... South Africa 1,470,000 1,473,961
Senior Bond, 5.875%, 4/20/32 ........................ South Africa 1,530,000 1,553,013
Turkiye Government Bond , Senior Bond , 5.95% , 1/15/31 ......
Turkiye 3,430,000 3,368,805
Uruguay Government Bond , Senior Bond , 4.375% , 1/23/31 ....
Uruguay 2,660,000 2,672,768
c
Uzbekistan Government Bond , Senior Note , 144A, 6.9% , 2/28/32 Uzbekistan 1,620,000 1,739,774
Total Foreign Government and Agency Securities (Cost $71,803,891) ............
72,813,357
U.S. Government and Agency Securities 14.6%
FFCB , 2.1%, 2/25/36 .................................
United States 7,700,000 6,160,168

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Bonds ,
3.875%, 2/15/43 .................................. United States 19,000,000 $ 16,753,399
4.125%, 8/15/44 .................................. United States 18,500,000 16,638,076
2.5%, 5/15/46 .................................... United States 40,450,000 27,529,701
2.875%, 5/15/49 .................................. United States 55,250,000 38,851,973
4.25%, 8/15/54 ................................... United States 134,700,000 119,175,298
4.75%, 8/15/55 ................................... United States 1,105,000 1,063,217
U.S. Treasury Notes ,
3.625%, 5/15/26 .................................. United States 3,500,000 3,499,825
4.375%, 8/15/26 .................................. United States 12,100,000 12,122,817
1.875%, 2/28/27 .................................. United States 48,200,000 47,464,672
3.875%, 11/30/27 ................................. United States 43,700,000 43,698,293
2.875%, 5/15/28 .................................. United States 37,000,000 36,269,395
4.5%, 5/31/29 .................................... United States 6,930,000 7,045,861
4.375%, 11/30/30 ................................. United States 24,000,000 24,361,406
Total U.S. Government and Agency Securities (Cost $415,225,550) ..............
400,634,101
Asset-Backed Securities 9.2%
Consumer Finance 0.2%
GM Financial Consumer Automobile Receivables Trust , 2026-2 ,
A3 , 4.15% , 8/18/31 . ................................ United States 6,067,000 6,065,334
Financial Services 9.0%
c,i
Allegro CLO XIII Ltd. , 2021-1A , D1R , 144A, FRN , 6.825% ,
( 3-month SOFR + 3.15% ), 7/20/38 . .................... United States 2,500,000 2,513,595
c,i
Angel Oak Mortgage Trust , 2025-HB1 , A1 , 144A, FRN , 5.445% ,
( 30-day SOFR Average + 1.8% ), 2/25/55 . ................ United States 1,155,255 1,161,691
c,i
Apex Credit CLO LLC , 2021-2A , A1AR , 144A, FRN , 4.855% ,
( 3-month SOFR + 1.18% ), 10/20/34 . ................... United States 5,100,000 5,105,905
c,i
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 4.814% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 5,200,000 5,205,144
c,i
Black Diamond CLO Ltd. , 2021-1A , A1AR , 144A, FRN , 4.914% ,
( 3-month SOFR + 1.25% ), 11/22/34 . .................... United States 4,132,000 4,137,685
c,i
BlueMountain CLO XXXI Ltd. , 2021-31A , A1R , 144A, FRN ,
4.775% , ( 3-month SOFR + 1.1% ), 4/19/34 . ............... United States 12,470,000 12,481,173
c
BofA Auto Trust , 2026-1A , A3 , 144A, 4.18% , 10/15/30 . ....... United States 8,620,000 8,603,470
c
BRAVO Residential Funding Trust ,
2024-CES1, A1A, 144A, 6.377%, 4/25/54 ................ United States 2,489,631 2,512,508
i
2025-HE1, A1, 144A, FRN, 4.995%, (30-day SOFR Average +
1.35%), 9/25/72 ................................... United States 2,612,774 2,620,190
c,i
Carlyle Global Market Strategies CLO Ltd. , 2014-2RA , B , 144A,
FRN , 5.739% , ( 3-month SOFR + 2.087% ), 5/15/31 . ........ United States 580,000 581,762
CarMax Auto Owner Trust ,
2026-2, A2A, 4.11%, 8/15/29 ......................... United States 8,288,000 8,295,857
2026-2, A3, 4.22%, 6/16/31 .......................... United States 5,086,000 5,089,342
c,i
CIFC Funding Ltd. ,
2017-4A, A2R, 144A, FRN, 5.479%, (3-month SOFR +
1.812%), 10/24/30 ................................. United States 4,319,957 4,320,042
2020-1A, A1R, 144A, FRN, 5.085%, (3-month SOFR +
1.412%), 7/15/36 .................................. United States 6,090,000 6,101,190
c
Compass Datacenters Issuer II LLC ,
2024-2A, A1, 144A, 5.022%, 8/25/49 ................... United States 1,191,000 1,190,676
2025-1A, A1, 144A, 5.316%, 5/25/50 ................... United States 1,279,000 1,284,775
2025-2A, A1, 144A, 4.926%, 11/25/50 .................. United States 6,207,000 6,101,459
c
Compass Datacenters Issuer III LLC , 2025-1A , A2 , 144A,
5.656% , 2/25/50 . .................................. United States 3,900,000 3,926,788

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
c,i
Dryden 53 CLO Ltd. , 2017-53A , AR , 144A, FRN , 4.673% ,
( 3-month SOFR + 1% ), 1/15/31 . ....................... United States 3,070,379 $ 3,070,414
c,i
Dryden 75 CLO Ltd. , 2019-75A , AR3 , 144A, FRN , 4.713% ,
( 3-month SOFR + 1.04% ), 4/14/34 . .................... United States 12,600,000 12,590,891
c
FIGRE Trust ,
2025-FL1, A1, 144A, 5.265%, 7/25/55 .................. United States 1,917,296 1,917,539
2025-FL2, A1, 144A, 5.053%, 11/25/55 ................. United States 1,620,604 1,612,232
k
2025-HE4, A, 144A, FRN, 5.408%, 7/25/55 .............. United States 4,634,844 4,649,144
k
2025-HE5, A, 144A, FRN, 5.285%, 8/25/55 .............. United States 1,390,593 1,390,082
c,i
Greywolf CLO II Ltd. , 2013-1A , A1SR , 144A, FRN , 5.073% ,
( 3-month SOFR + 1.4% ), 4/15/34 . ..................... United States 1,000,000 1,001,665
c
GS Mortgage-Backed Securities Trust ,
2025-CES2, A1, 144A, 5.18%, 9/25/55 .................. United States 2,102,907 2,099,132
i
2025-HE1, A1, 144A, FRN, 5.195%, (30-day SOFR Average +
1.55%), 10/25/55 .................................. United States 3,091,097 3,101,102
c
Home Partners of America Trust ,
2021-2, B, 144A, 2.302%, 12/17/26 .................... United States 11,867,096 11,678,566
2021-3, B, 144A, 2.649%, 1/17/41 ..................... United States 4,265,909 3,998,349
c,f
Iskandar Enterprise LLC , 2026-1A , A21 , 144A, 5.049% , 4/17/56 . United States 10,262,000 10,285,730
c
J.P. Morgan Mortgage Trust ,
2024-CES1, A1A, 144A, 5.919%, 6/25/54 ................ United States 893,964 898,466
k
2025-CES2, A1, 144A, FRN, 5.592%, 6/25/55 ............ United States 2,789,998 2,801,106
i
2025-HE3, A1, 144A, FRN, 4.99%, (30-day SOFR Average +
1.35%), 3/20/56 ................................... United States 1,594,376 1,600,596
c,i
LCM 34 Ltd. , 34A , A1R , 144A, FRN , 4.855% , ( 3-month SOFR +
1.18% ), 10/20/34 . ................................. United States 10,900,000 10,905,295
c,i
MidOcean Credit CLO XVIII LLC , 2025-18A , A1 , 144A, FRN ,
4.845% , ( 3-month SOFR + 1.17% ), 10/18/35 . ............. United States 10,000,000 10,006,767
c,i
Neuberger Berman Loan Advisers CLO 45 Ltd. , 2021-45A , AR ,
144A, FRN , 4.729% , ( 3-month SOFR + 1.06% ), 10/14/36 . ... United States 850,000 850,850
c,i
Neuberger Berman Loan Advisers CLO 50 Ltd. , 2022-50A , AR2 ,
144A, FRN , 4.706% , ( 3-month SOFR + 1.04% ), 7/23/36 . .... Jersey 1,820,000 1,818,071
c,i
Neuberger Berman Loan Advisers CLO 51 Ltd. , 2022-51A , AR2 ,
144A, FRN , 4.666% , ( 3-month SOFR + 1% ), 10/23/36 . ...... Jersey 11,300,000 11,276,616
c,i
Octagon 57 Ltd. , 2021-1A , AR , 144A, FRN , 4.743% , ( 3-month
SOFR + 1.07% ), 10/15/34 . ........................... United States 2,125,000 2,125,000
c,i
Octagon Investment Partners 45 Ltd. , 2019-1A , A1RR , 144A,
FRN , 4.823% , ( 3-month SOFR + 1.15% ), 4/15/35 . ......... United States 7,180,000 7,187,131
c
PK ALIFT Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . United States 1,194,037 1,182,830
c
PK ALIFT Loan Funding 8 LP , 2026-1 , A , 144A, 4.614% , 9/15/43 . United States 1,186,000 1,163,264
c
PRET LLC , 2026-NPL3 , A1 , 144A, 4.968% , 2/25/56 . ......... United States 8,406,045 8,347,845
c
Sabey Data Center Issuer LLC , 2026-1 , A2 , 144A, 5.482% ,
1/20/51 . ......................................... United States 4,974,000 4,937,821
c,i
Trinitas CLO XVIII Ltd. , 2021-18A , A1R , 144A, FRN , 4.895% ,
( 3-month SOFR + 1.22% ), 1/20/35 . .................... United States 10,000,000 10,013,904
c
Truist Bank Auto Credit-Linked Notes , 2025-1 , B , 144A, 4.728% ,
9/26/33 . ......................................... United States 2,842,774 2,843,214
c,i
Venture 45 CLO Ltd. , 2022-45A , A1R , 144A, FRN , 4.945% ,
( 3-month SOFR + 1.27% ), 7/20/35 . .................... Jersey 13,000,000 13,019,046
c,i
Voya CLO Ltd. ,
2013-2A, A2AR, 144A, FRN, 5.328%, (3-month SOFR +
1.662%), 4/25/31 .................................. United States 1,760,885 1,764,387
2013-2A, BR, 144A, FRN, 5.778%, (3-month SOFR + 2.112%),
4/25/31 ......................................... United States 5,770,000 5,789,907
2016-1A, BR, 144A, FRN , 5.737%, (3-month SOFR + 2.062%),
1/20/31 ......................................... United States 590,000 591,986

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
c,i
Voya CLO Ltd., (continued)
2019-3A, AR, 144A, FRN, 5.022%, (3-month SOFR + 1.342%),
10/17/32 ........................................ United States 1,449,634 $ 1,449,657
c,i
Wind River CLO Ltd. , 2021-4A , AR , 144A, FRN , 4.902% ,
( 3-month SOFR + 1.23% ), 1/20/35 . .................... United States 6,500,000 6,509,144
245,711,001
a a a a a a
Total Asset-Backed Securities (Cost $252,262,099) ............................
251,776,335
Commercial Mortgage-Backed Securities 6.2%
Financial Services 6.1%
k
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B ,
FRN , 4.429% , 9/15/48 .............................. United States 1,059,534 1,049,290
k,l
BANK , 2020-BN26 , XA , IO, FRN , 1.305% , 3/15/63 .......... United States 26,468,234 879,500
k
BANK5 Trust ,
c,l
2025-5YR13, XA, IO, 144A, FRN, 1.284%, 1/15/58 ......... United States 49,381,938 1,762,244
l
2025-5YR14, XA, IO, FRN, 1.2%, 4/15/58 ............... United States 50,114,123 1,734,325
2025-5YR18, AS, FRN, 5.466%, 12/15/58 ............... United States 3,758,000 3,793,309
k,l
BBCMS Mortgage Trust ,
2024-5C31, XA, IO, FRN, 1.281%, 12/15/57 .............. United States 38,512,897 1,296,895
2025-5C33, XA, IO, FRN, 1.038%, 3/15/58 ............... United States 89,250,615 2,508,129
k
BBCMS Trust , 2026-5C41 , C , FRN , 1% , 5/15/69 ............ United States 3,000,000 3,029,876
Benchmark Mortgage Trust ,
2019-B13, A2, 2.889%, 8/15/57 ....................... United States 5,285,807 5,084,721
k,l
2020-B20, XA, IO, FRN, 1.62%, 10/15/53 ................ United States 35,780,061 1,605,999
k,l
2020-B22, XA, IO, FRN, 1.602%, 1/15/54 ................ United States 26,297,137 1,458,952
k,l
2024-V12, XA, IO, FRN, 1.067%, 12/15/57 ............... United States 51,021,128 1,449,163
k,l
2025-V13, XA, IO, FRN, 1.132%, 2/15/58 ................ United States 46,939,000 1,325,487
k,l
2025-V14, XA, IO, FRN, 0.981%, 4/15/57 ................ United States 78,337,435 2,106,838
k
2025-V19, AS, FRN, 5.597%, 1/15/58 ................... United States 3,779,000 3,858,609
2026-V21, AS, 5.506%, 3/15/59 ....................... United States 2,696,000 2,745,892
k,l
2026-V21, XA, IO, FRN, 1.648%, 3/15/59 ................ United States 24,070,864 1,481,304
k,l
BMO Mortgage Trust ,
2024-5C8, XA, IO, FRN, 1.239%, 12/15/57 ............... United States 47,149,769 1,576,669
2025-5C9, XA, IO, FRN, 0.923%, 4/15/58 ................ United States 73,077,203 1,821,895
c,i
BX Commercial Mortgage Trust , 2026-CSMO , B , 144A, FRN ,
5.355% , ( 1-month SOFR + 1.7% ), 2/15/43 ............... United States 5,400,000 5,419,508
c
BX Trust ,
k
2025-ARIA, C, 144A, FRN, 5.701%, 12/13/42 ............. United States 5,210,000 5,233,936
i
2025-VOLT, A, 144A, FRN, 5.355%, (1-month SOFR + 1.7%),
12/15/44 ........................................ United States 1,834,000 1,836,043
CFCRE Commercial Mortgage Trust ,
2016-C6, B, 3.804%, 11/10/49 ........................ United States 3,371,000 3,224,719
2016-C7, A3, 3.839%, 12/10/54 ....................... United States 2,540,000 2,527,317
k
CGMS Commercial Mortgage Trust , 2017-B1 , AS , FRN , 3.711% ,
8/15/50 ......................................... United States 3,326,000 3,259,006
Citigroup Commercial Mortgage Trust , 2016-C3 , A4 , 3.154% ,
11/15/49 ........................................ United States 6,526,137 6,481,947
COMM Mortgage Trust ,
c
2012-CR3, B, 144A, 3.922%, 10/15/45 .................. United States 3,404,473 3,323,096
2012-CR4, AM, 3.251%, 10/15/45 ..................... United States 2,790,000 2,728,436
k
2014-CR14, C, FRN, 3.246%, 2/10/47 .................. United States 1,548,000 1,517,956
2014-CR17, B, 4.377%, 5/10/47 ....................... United States 2,634,330 2,611,404
c,k
2014-UBS6, D, 144A, FRN, 3.959%, 12/10/47 ............ United States 2,766,321 2,679,672
k
2015-CR26, B, FRN, 4.837%, 10/10/48 ................. United States 905,026 887,859
k
2015-LC19, C, FRN, 4.567%, 2/10/48 .................. United States 1,119,500 1,092,261

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
k,l
CSAIL Commercial Mortgage Trust , 2021-C20 , XA , IO, FRN ,
1.11% , 3/15/54 .................................... United States 39,258,253 $ 1,371,063
c,k
CSTL Commercial Mortgage Trust , 2025-GATE2 , A , 144A, FRN ,
4.712% , 11/10/42 .................................. United States 3,422,000 3,371,075
GS Mortgage Securities Trust ,
c,k
2013-GC13, AS, 144A, FRN, 3.983%, 7/10/46 ............ United States 999,559 992,293
k
2014-GC24, B, FRN, 4.447%, 9/10/47 .................. United States 1,378,580 1,334,969
2016-GS2, A4, 3.05%, 5/10/49 ........................ United States 412,771 412,159
2016-GS3, A3, 2.592%, 10/10/49 ...................... United States 4,989,001 4,973,862
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2016-JP2, AS, 3.056%, 8/15/49 ....................... United States 2,684,000 2,642,960
2016-JP3, AS, 3.144%, 8/15/49 ....................... United States 3,990,000 3,869,651
k
2016-JP3, B, FRN, 3.397%, 8/15/49 .................... United States 1,368,000 1,278,054
c,k
JPMBB Commercial Mortgage Securities Trust , 2014-C19 , F ,
144A, FRN , 3.75% , 4/15/47 .......................... United States 3,098,225 3,043,645
JPMCC Commercial Mortgage Securities Trust , 2016-C4 , AS ,
3.385% , 12/15/49 .................................. United States 5,571,000 5,360,267
c,k
MAD Commercial Mortgage Trust , 2025-11MD , D , 144A, FRN ,
6.571% , 10/15/42 .................................. United States 4,951,000 5,014,492
Morgan Stanley Bank of America Merrill Lynch Trust ,
k
2013-C10, B, FRN, 4.082%, 7/15/46 ................... United States 3,221,993 3,065,743
k
2013-C10, C, FRN, 4.082%, 7/15/46 ................... United States 4,935,000 4,574,484
k
2013-C9, B, FRN, 3.708%, 5/15/46 .................... United States 2,886,507 2,757,476
k
2013-C9, C, FRN, 3.829%, 5/15/46 .................... United States 3,888,000 3,599,506
k,l
2025-5C1, XA, IO, FRN, 1.377%, 3/15/58 ................ United States 39,340,212 1,522,222
2025-5C2, AS, 5.384%, 11/15/58 ...................... United States 4,968,000 5,025,397
k
Morgan Stanley Capital I Trust ,
2018-H3, AS, FRN, 4.429%, 7/15/51 ................... United States 2,265,000 2,232,636
l
2021-L5, XA, IO, FRN, 1.382%, 5/15/54 ................. United States 32,952,093 1,484,960
c,k
NYC Commercial Mortgage Trust , 2025-28L , A , 144A, FRN ,
4.824% , 11/05/38 .................................. United States 4,200,000 4,190,886
c,k
VEGAS , 2024-GCS , D , 144A, FRN , 6.424% , 7/10/36 ......... United States 2,750,000 2,734,996
c,k
VRTX Trust , 2025-HQ , D , 144A, FRN , 6.815% , 8/05/42 ....... United States 3,960,000 3,960,459
Wells Fargo Commercial Mortgage Trust ,
c
2016-C33, D, 144A, 3.123%, 3/15/59 ................... United States 2,482,514 2,428,209
c,k
2016-C34, D, 144A, FRN, 5.294%, 6/15/49 .............. United States 2,819,995 2,754,761
2018-C46, AS, 4.382%, 8/15/51 ....................... United States 2,363,000 2,321,777
k,l
2025-5C3, XA, IO, FRN, 1.044%, 1/15/58 ................ United States 41,712,264 1,143,316
2025-5C4, AS, 6.093%, 5/15/58 ....................... United States 3,517,000 3,641,533
k
WFRBS Commercial Mortgage Trust ,
2014-C21, B, FRN, 4.213%, 8/15/47 ................... United States 2,301,088 2,267,601
2014-C23, B, FRN, 4.408%, 10/15/57 ................... United States 1,881,000 1,849,041
168,611,750
a a a a a a
Retail REITs 0.1%
c,k
Fashion Show Mall LLC , 2024-SHOW , A , 144A, FRN , 5.274% ,
10/10/41 ........................................ United States 2,962,000 2,986,492
Total Commercial Mortgage-Backed Securities (Cost $171,321,140) .............
171,598,242
Mortgage-Backed Securities 30.7%
m
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 5.848%, (1-year CMT T-Note +/- MBS Margin), 1/01/33 United States 6,556 6,680
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 3.5%
FHLMC Gold Pool, 20 Year, 5%, 5/01/27 - 5/01/30 ........... United States 32,279 32,500

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Gold Pool, 30 Year, 4.5%, 10/01/40 ............... United States 28,719 $ 28,527
FHLMC Gold Pool, 30 Year, 5%, 3/01/34 - 2/01/38 ........... United States 148,988 150,197
FHLMC Gold Pool, 30 Year, 5.5%, 6/01/33 - 6/01/36 ......... United States 239,553 246,027
FHLMC Gold Pool, 30 Year, 6%, 6/01/33 - 6/01/37 ........... United States 119,619 124,108
FHLMC Gold Pool, 30 Year, 6.5%, 6/01/29 - 6/01/36 ......... United States 24,079 25,455
FHLMC Gold Pool, 30 Year, 7%, 8/01/32 .................. United States 1,074 1,135
FHLMC Gold Pool, 30 Year, 7.5%, 1/01/31 ................ United States 862 890
FHLMC Pool, 30 Year, 2%, 3/01/52 ...................... United States 30,227,648 24,322,475
FHLMC Pool, 30 Year, 4%, 6/01/52 ...................... United States 31,212,528 29,363,712
FHLMC Pool, 30 Year, 4.5%, 8/01/52 ..................... United States 21,188,032 20,459,284
FHLMC Pool, 30 Year, 5.5%, 11/01/52 .................... United States 21,191,294 21,425,138
96,179,448
m
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 6.05%, (1-year CMT T-Note +/- MBS Margin), 12/01/34 . United States 24,417 25,068
Federal National Mortgage Association (FNMA) Fixed Rate 18.6%
FNMA, 15 Year, 2.5%, 7/01/27 ......................... United States 10,989 10,887
FNMA, 20 Year, 4.5%, 3/01/28 ......................... United States 1,964 1,961
FNMA, 20 Year, 5%, 3/01/28 - 6/01/31 .................... United States 54,021 54,316
FNMA, 30 Year, 2%, 4/01/52 ........................... United States 91,977,236 74,002,276
FNMA, 30 Year, 3%, 9/01/48 - 9/01/51 .................... United States 12,817,309 11,383,038
FNMA, 30 Year, 3.5%, 8/01/52 ......................... United States 29,816,427 27,380,575
FNMA, 30 Year, 4%, 2/01/49 ........................... United States 6,373,621 6,101,913
FNMA, 30 Year, 4.5%, 2/01/41 ......................... United States 93,600 92,862
FNMA, 30 Year, 5%, 10/01/35 .......................... United States 187,849 190,241
FNMA, 30 Year, 5%, 4/01/53 ........................... United States 20,426,406 20,235,354
FNMA, 30 Year, 5.5%, 9/01/33 - 12/01/35 ................. United States 275,432 281,425
FNMA, 30 Year, 6%, 6/01/34 - 5/01/38 .................... United States 471,619 487,063
FNMA, 30 Year, 6%, 8/01/53 ........................... United States 16,693,055 17,133,415
FNMA, 30 Year, 6.5%, 3/01/28 - 10/01/37 ................. United States 76,304 80,308
FNMA, 30 Year, 7.5%, 10/01/29 ......................... United States 958 980
n
Uniform Mortgage-Backed Securities, 1.5%, TBA, 5/25/56 ..... United States 15,910,000 12,189,343
n
Uniform Mortgage-Backed Securities, 2%, TBA, 5/25/56 ...... United States 7,099,000 5,681,772
n
Uniform Mortgage-Backed Securities, 2.5%, TBA, 5/25/56 ..... United States 110,861,000 92,847,788
n
Uniform Mortgage-Backed Securities, 3%, TBA, 5/25/56 ...... United States 51,901,000 45,444,776
n
Uniform Mortgage-Backed Securities, 4.5%, TBA, 5/25/56 ..... United States 46,500,000 44,734,862
n
Uniform Mortgage-Backed Securities, 5%, TBA, 5/25/56 ...... United States 43,050,000 42,418,225
n
Uniform Mortgage-Backed Securities, 5.5%, TBA, 5/25/56 ..... United States 79,590,000 79,998,345
n
Uniform Mortgage-Backed Securities, 6%, TBA, 5/25/56 ...... United States 29,040,000 29,649,514
510,401,239
Government National Mortgage Association (GNMA) Fixed Rate 8.6%
GNMA I, Single-family, 30 Year, 5%, 6/15/34 - 7/15/34 ........ United States 22,778 22,958
GNMA I, Single-family, 30 Year, 5.5%, 2/15/33 - 6/15/36 ...... United States 116,170 117,030
GNMA I, Single-family, 30 Year, 6%, 8/15/36 ............... United States 5,272 5,523
GNMA I, Single-family, 30 Year, 7.5%, 5/15/27 .............. United States 56 57
n
GNMA II, Single-family, 30 Year, 2%, 5/15/56 ............... United States 34,310,000 28,237,765
n
GNMA II, Single-family, 30 Year, 2.5%, 5/15/56 ............. United States 14,570,000 12,482,616
n
GNMA II, Single-family, 30 Year, 3.5%, 5/15/56 ............. United States 19,960,000 18,045,867
n
GNMA II, Single-family, 30 Year, 4.5%, 5/15/56 ............. United States 23,000,000 22,184,219
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 11/20/33 ....... United States 46,030 46,580
n
GNMA II, Single-family, 30 Year, 5%, 5/15/56 ............... United States 18,439,000 18,281,816
GNMA II, Single-family, 30 Year, 5.5%, 6/20/34 ............. United States 25,006 25,777
n
GNMA II, Single-family, 30 Year, 5.5%, 5/15/56 ............. United States 27,833,000 28,032,938
GNMA II, Single-family, 30 Year, 6%, 11/20/34 .............. United States 28,178 29,510
n
GNMA II, Single-family, 30 Year, 6%, 5/15/56 ............... United States 81,518,000 83,116,894

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, 6.5%, 7/20/28 - 12/20/31 ..... United States 12,992 $ 13,598
n
GNMA II, Single-family, 30 Year, 6.5%, 5/15/56 ............. United States 23,635,000 24,690,741
GNMA II, Single-family, 30 Year, 7.5%, 4/20/32 ............. United States 3,810 3,895
235,337,784
Total Mortgage-Backed Securities (Cost $842,876,345) .........................
841,950,219
Residential Mortgage-Backed Securities 3.0%
Financial Services 3.0%
c,i
Bellemeade Re Ltd. , 2021-3A , B1 , 144A, FRN , 7.495% , ( 30-day
SOFR Average + 3.85% ), 9/25/31 ..................... United States 2,675,000 2,749,788
c
BRAVO Residential Funding Trust ,
k
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................. United States 1,663,600 1,598,234
2023-NQM6, A1, 144A, 6.602%, 9/25/63 ................ United States 820,828 822,961
2024-NQM3, A1, 144A, 6.191%, 3/25/64 ................ United States 780,395 786,334
c,i
Chase Home Lending Mortgage Trust ,
2025-3, A11, 144A, FRN, 4.945%, ( 30-day SOFR Average +
1.3%), 2/25/56 .................................... United States 1,788,235 1,786,735
2025-7, A11, 144A, FRN, 5.045%, (30-day SOFR Average +
1.4%), 5/25/56 .................................... United States 1,577,870 1,583,936
c,k
CIM Trust ,
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 ................ United States 368,820 352,562
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 ................ United States 1,085,630 1,029,429
c,i
Citigroup Mortgage Loan Trust , 2025-4 , A28 , 144A, FRN , 4.945% ,
( 30-day SOFR Average + 1.3% ), 10/25/55 ............... United States 1,426,211 1,431,094
c
Cross Mortgage Trust , 2024-H1 , A1 , 144A, 6.085% , 12/25/68 .. United States 584,285 587,518
c,i
FHLMC STACR REMIC Trust ,
2023-DNA2, M1A, 144A, FRN, 5.745%, (30-day SOFR Average
+ 2.1%), 4/25/43 .................................. United States 1,348,666 1,366,040
2025-DNA1, A1, 144A, FRN, 4.595%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 1,750,770 1,752,683
2025-DNA3, M1, 144A, FRN, 4.745%, (30-day SOFR Average
+ 1.1%), 9/25/45 .................................. United States 2,655,378 2,656,685
c,i
FNMA Connecticut Avenue Securities Trust ,
2025-R01, 1M1, 144A, FRN, 4.745%, (30-day SOFR Average +
1.1%), 1/25/45 .................................... United States 944,679 945,056
2025-R02, 1A1, 144A, FRN, 4.645%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 1,076,263 1,078,382
2025-R03, 2A1, 144A, FRN, 5.095%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 1,398,972 1,407,189
2025-R04, 1A1, 144A, FRN, 4.645%, (30-day SOFR Average +
1%), 5/25/45 ..................................... United States 1,300,303 1,302,503
2026-R01, 2M1, 144A, FRN, 4.645%, (30-day SOFR Average +
1%), 1/25/46 ..................................... United States 3,175,594 3,177,587
2026-R03, 2A1, 144A, FRN, 4.74%, (30-day SOFR Average +
1.1%), 4/25/46 .................................... United States 8,991,000 9,055,721
c,i
GS Mortgage-Backed Securities Trust , 2025-PJ8 , A27 , 144A,
FRN , 4.945% , ( 30-day SOFR Average + 1.3% ), 2/25/56 ..... United States 719,423 721,376
c,i
Home Re Ltd. , 2026-1 , M1C , 144A, FRN , 6.245% , ( 30-day SOFR
Average + 2.6% ), 1/25/36 ............................ United States 978,000 984,890
c
HOMES Trust , 2024-NQM1 , A1 , 144A, 5.915% , 7/25/69 ...... United States 563,192 567,048
c
Imperial Fund Mortgage Trust , 2023-NQM1 , A1 , 144A, 5.941% ,
2/25/68 ......................................... United States 1,669,896 1,673,082
c
J.P. Morgan Mortgage Trust ,
k
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................. United States 3,110,898 2,787,051
2025-VIS2, A2, 144A, 5.638%, 12/25/55 ................. United States 2,937,729 2,943,580

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
c,k
LHOME Mortgage Trust , 2025-RTL2 , A1 , 144A, FRN , 5.612% ,
4/25/40 ......................................... United States 897,000 $ 901,552
c,k
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ......................................... United States 3,156,124 3,106,246
c
Morgan Stanley Residential Mortgage Loan Trust , 2024-NQM1 ,
A1 , 144A, 6.152% , 12/25/68 .......................... United States 1,658,416 1,669,296
c
OBX Trust ,
k
2021-J3, A4, 144A, FRN, 2.5%, 10/25/51 ................ United States 881,829 792,841
2023-NQM7, A1, 144A, 6.844%, 4/25/63 ................ United States 1,504,543 1,512,104
2024-NQM2, A1, 144A, 5.878%, 12/25/63 ............... United States 948,739 953,300
2024-NQM3, A1, 144A, 6.129%, 12/25/63 ............... United States 1,262,363 1,270,794
2024-NQM8, A1, 144A, 6.233%, 5/25/64 ................ United States 1,936,039 1,954,879
i
2025-J2, AF, 144A, FRN, 4.945%, ( 30-day SOFR Average +
1.3%), 9/25/55 .................................... United States 3,016,134 3,026,662
c,k
OLIT , 2025-HB2 , A , 144A, FRN , 3% , 11/25/38 .............. United States 2,001,781 1,957,411
c,k
Onity Loan Investment Trust , 2025-HB1 , A , 144A, FRN , 3% ,
6/25/38 ......................................... United States 1,249,794 1,227,347
c,i
PMT Loan Trust , 2025-J2 , A11 , 144A, FRN , 4.995% , ( 30-day
SOFR Average + 1.35% ), 8/25/56 ..................... United States 456,006 458,161
c,k
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN ,
2.5% , 2/20/49 .................................... United States 1,428,306 1,277,022
c,k
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 ........................................ United States 1,215,806 1,059,082
c
PRPM LLC , 2026-1 , A1 , 144A, 5.185% , 2/25/31 ............ United States 3,800,130 3,767,265
c,k
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ......... United States 7,790,182 7,044,184
c,i
Radian Mortgage Capital Trust , 2025-J3 , A25 , 144A, FRN ,
5.145% , ( 30-day SOFR Average + 1.5% ), 12/25/55 ........ United States 2,186,648 2,198,380
c,i
Sequoia Mortgage Trust , 2025-8 , A26F , 144A, FRN , 5.045% , ( 30-
day SOFR Average + 1.4% ), 9/25/55 ................... United States 1,633,825 1,641,078
c
Verus Securitization Trust ,
2023-6, A1, 144A, 6.665%, 9/25/68 .................... United States 363,884 365,476
2024-4, A1, 144A, 6.218%, 6/25/69 .................... United States 1,259,235 1,273,187
82,603,731
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $84,420,817) ...............
82,603,731
Agency Commercial Mortgage-Backed Securities 4.5%
Financial Services 4.5%
l
FHLMC ,
4988, LI, IO, 4%, 7/25/50 ............................ United States 25,548,481 5,888,858
5052, KI, IO, 4%, 12/25/50 ........................... United States 19,247,359 3,944,660
5070, HI, IO, 3.5%, 2/25/51 .......................... United States 28,976,200 5,420,949
5124, YI, IO, 3%, 7/25/51 ............................ United States 14,700,640 2,543,539
5125, IL, IO, 4.5%, 11/15/47 .......................... United States 22,106,705 4,660,124
5147, NI, IO, 3%, 10/25/46 ........................... United States 66,099,337 9,394,652
5164, IC, IO, 4%, 11/25/51 ........................... United States 22,592,216 4,700,618
5187, EI, IO, 4.5%, 1/25/52 .......................... United States 11,843,493 2,723,019
5206, IV, IO, 4%, 1/25/50 ............................ United States 30,592,534 4,991,701
5365, IO, 2.5%, 7/25/51 ............................. United States 46,673,093 7,445,586
5457, IO, 5%, 10/25/54 ............................. United States 15,440,818 3,260,712
5529, EI, IO, 4.5%, 11/25/51 ......................... United States 18,813,393 4,147,941
FNMA ,
l
2021-12, MI, IO, 3%, 3/25/51 ......................... United States 15,683,918 2,938,327
i
2024-105, KF, FRN, 4.645%, (30-day SOFR Average + 1%),
1/25/55 ......................................... United States 8,374,242 8,433,253

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
FNMA, (continued)
i
2024-87, FB, FRN, 4.745%, (30-day SOFR Average + 1.1%),
12/25/54 ........................................ United States 8,364,979 $ 8,446,386
GNMA ,
l
2019-137, PI, IO, 3.5%, 11/20/49 ...................... United States 28,937,421 5,633,005
l
2020-151, MI, IO, 2.5%, 10/20/50 ...................... United States 27,935,517 4,160,825
l
2022-78, IO, 3%, 8/20/51 ............................ United States 23,102,220 3,864,877
l
2023-168, IE, IO, 3%, 11/20/51 ....................... United States 33,531,376 5,457,768
l
2023-171, IO, 3%, 2/20/51 ........................... United States 14,852,389 2,434,700
l
2023-40, CI, IO, 2%, 10/20/50 ........................ United States 20,843,062 2,073,949
l
2024-79, IN, IO, 3%, 11/20/51 ........................ United States 22,190,257 4,687,618
i
2025-169, FB, FRN, 4.64%, (30-day SOFR Average + 1%),
10/20/55 ........................................ United States 5,898,651 5,938,680
l
2025-173, DI, IO, 3%, 8/20/51 ........................ United States 25,450,062 4,414,440
l
2025-25, IG, IO, 4.5%, 12/20/52 ....................... United States 10,921,180 2,182,067
l
2025-5, IO, 3.5%, 4/20/51 ........................... United States 26,434,098 4,984,427
124,772,681
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $123,805,800) ......
124,772,681
Municipal Bonds 0.9%
California 0.4%
California Health Facilities Financing Authority , State of California
Personal Income Tax , Revenue , 2022 , 4.19% , 6/01/37 ...... United States 2,875,000 2,693,267
City of Orange , Revenue , 2021 , Refunding , 2.65% , 6/01/34 ....
United States 1,305,000 1,119,354
City of Pomona , Revenue , 2020 BJ , 3.716% , 8/01/40 ........
United States 795,000 683,620
County of Fresno , Revenue , 2004 A , NATL Insured , 4.71%,
8/15/32 ......................................... United States 1,710,000 1,280,055
County of Tulare , Revenue , 2018 , 4.445% , 6/01/37 ..........
United States 2,495,000 2,377,064
State of California , GO , 4.35% , 11/01/32 ..................
United States 3,575,000 3,570,935
11,724,295
Florida 0.1%
State Board of Administration Finance Corp. , Florida Hurricane
Catastrophe Fund , Revenue , 2024 A , 5.526% , 7/01/34 ...... United States 2,540,000 2,656,664
Georgia 0.0%
†
Georgia Higher Education Facilities Authority , University System
of Georgia , Revenue , 2026 A , 5.273% , 1/01/40 ........... United States 615,000 614,961
Illinois 0.1%
State of Illinois , GO , 2026 A , 4.954% , 4/01/33 ..............
United States 2,390,000 2,417,780
New Jersey 0.0%
†
New Jersey Transportation Trust Fund Authority , State of New
Jersey , Revenue , 2010 B , 6.561% , 12/15/40 ............. United States 525,000 575,281
New York 0.1%
New York City Transitional Finance Authority , Future Tax Secured ,
Revenue , 2026 F-2 , 4.66% , 2/01/36 .................... United States 1,925,000 1,887,291
Ohio 0.0%
†
JobsOhio Beverage System , Revenue, Senior Lien , 2020 A , ETM,
2.833% , 1/01/38 ................................... United States 1,575,000 1,316,401

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania 0.2%
Pennsylvania Economic Development Financing Authority ,
Revenue , 2025 , 5.689% , 6/01/54 ...................... United States 1,855,000 $ 1,862,680
Redevelopment Authority of the City of Philadelphia , City of
Philadelphia , Revenue , 2026 A , 5.002% , 11/01/38 ......... United States 2,895,000 2,852,990
4,715,670
Total Municipal Bonds (Cost $26,342,800) ....................................
25,908,343
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
All Day Electric, Inc., Escrow Account .................... United States 291 —
a,b
K2016470219 South Africa Ltd., Escrow Account ............ South Africa 620,001 9,813
b
Mesquite Energy, Inc., Escrow Account ................... United States 6,000,000 30,300
Total Escrows and Litigation Trusts (Cost $5,707,489) .........................
40,113
Total Long Term Investments (Cost $3,205,864,279) ...........................
3,119,202,576
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.1%
Puts - Over-the-Counter
Interest Rate Swaptions 0.1%
Receive Floating 1-day SOFR, Pay Fixed 3.88%, Counterparty
CITI, Expires 7/10/26 ............................... 1 25,374,000 374,491
Receive Floating 1-day SOFR, Pay Fixed 4.3%, Counterparty
CITI, Expires 7/10/26 ............................... 1 50,748,000 145,602
Receive Floating 3-month EURIBOR, Pay Fixed 2.765%,
Counterparty BOFA, Expires 3/19/27 ................... 1 248,789,000 EUR 1,073,850
1,593,943
Total Options Purchased (Cost $1,482,034) ...................................
1,593,943
Short Term Investments 8.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 8.6%
o,p
Franklin Institutional U.S. Government Money Market Fund,
3.593% ......................................... United States 234,995,433 234,995,433
Total Money Market Funds (Cost $234,995,433) ...............................
234,995,433
Total Short Term Investments (Cost $234,995,433 ) .............................
234,995,433
a
Total Investments (Cost $3,442,341,746) 122.3% ..............................
$3,355,791,952
TBA Sale Commitments (0.8)% ..............................................
(21,469,454)
Options Written (0.1)% .....................................................
(1,611,285)
Other Assets, less Liabilities (21.4)% ........................................
(585,391,943)
Net Assets 100.0% .........................................................
$2,747,319,270
a a a

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
a a
Country
Principal
Amount
*
a Value
q
TBA Sale Commitments (0.8)%
Mortgage-Backed Securities (0.8)%
Federal National Mortgage Association (FNMA) Fixed Rate (0.8)%
Uniform Mortgage-Backed Securities ,
3.5%, TBA, 5/25/56 ................................ United States (5,811,000) $ (5,290,164)
4%, TBA, 5/25/56 .................................. United States (17,250,000) (16,179,290)
(21,469,454)
Total TBA Sale Commitments (Proceeds $(21,612,812)) ........................
$(21,469,454)
Number of
Contracts
Notional
Amount
#
r
Options Written (0.1)%
Puts - Over-the-Counter
Interest Rate Swaptions (0.1)%
Receive Floating 1-day SOFR, Pay Fixed 4.09%, Counterparty
CITI, Expires 7/10/26 ............................... 1 (76,122,000) (509,880)
Receive Floating 3-month EURIBOR, Pay Fixed 3.165%,
Counterparty BOFA, Expires 3/19/27 ................... 1 (248,789,000) EUR (667,713)
Receive Floating 3-month EURIBOR, Pay Fixed 3.565%,
Counterparty BOFA, Expires 3/19/27 ................... 1 (248,789,000) EUR (433,692)
(1,611,285)
Total Options Written (Premiums received $1,504,514) .........................
$ (1,611,285)

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2026, the aggregate value of these securities was $818,189,185, representing 29.8% of net assets.
d
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
e
Income may be received in additional securities and/or cash.
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
g
The rate shown represents the yield at period end.
h
See Note 1(g) regarding senior floating rate interests.
i
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
j
See Note 1(h) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
k
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
l
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
m
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
n
Security purchased on a to-be-announced (TBA) basis. See Note 1(c).
o
See Note 3(f) regarding investments in affiliated management investment companies.
p
The rate shown is the annualized seven-day effective yield at period end.
q
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1(c).
r
See Note 1(d) regarding written options.

Franklin Strategic Series
Schedule of Investments, April 30, 2026
Franklin Core Plus Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At April 30, 2026, the Fund had the following marketplace loans outstanding. See Note 1(h).
Description
Principal
Amount Value
Marketplace Loans - 0.1%
Block, Inc.
a
8440181.SQ.FTS.B, 5.639%, 6/02/26 .... $ 1,263 $ 595
a
8439564.SQ.FTS.B, 5.908%, 6/02/26 .... 671 420
a,b
8439931.SQ.FTS.B, 6.559%, 6/02/26 .... 1,480 40
a
8444430.SQ.FTS.B, 5.666%, 6/03/26 .... 386 333
a,b
8445397.SQ.FTS.B, 6.325%, 6/03/26 .... 12,637 224
a
8452856.SQ.FTS.B, 4.769%, 6/04/26 .... 29 29
a,b
8451575.SQ.FTS.B, 5.409%, 6/04/26 .... 20,874 971
a
8449424.SQ.FTS.B, 6.419%, 6/04/26 .... 1,146 668
a,b
8458127.SQ.FTS.B, 5.114%, 6/05/26 .... 19,354 344
a
8461445.SQ.FTS.B, 4.78%, 6/06/26 ..... 3,192 2,911
a
8463921.SQ.FTS.B, 4.948%, 6/06/26 .... 582 351
a,b
8463484.SQ.FTS.B, 6.672%, 6/06/26 .... 9,869 172
a
8467646.SQ.FTS.B, 6.657%, 6/08/26 .... 915 470
a,b
8470542.SQ.FTS.B, 5.114%, 6/09/26 .... 9,729 6,556
a,b
8471165.SQ.FTS.B, 5.635%, 6/09/26 .... 18,441 491
a,b
8470455.SQ.FTS.B, 6.325%, 6/09/26 .... 984 22
a
8476774.SQ.FTS.B, 6.326%, 6/10/26 .... 341 191
a
8480113.SQ.FTS.B, 6.533%, 6/11/26 .... 309 157
a
8485153.SQ.FTS.B, 4.78%, 6/12/26 ..... 786 609
a
8488063.SQ.FTS.B, 4.957%, 6/12/26 .... 1,079 459
a,b
8485522.SQ.FTS.B, 6.42%, 6/12/26 ..... 13,205 254
a
8490622.SQ.FTS.B, 4.781%, 6/13/26 .... 855 783
a
8492444.SQ.FTS.B, 5.11%, 6/14/26 ..... 710 652
a
8497694.SQ.FTS.B, 5.11%, 6/16/26 ..... 584 567
a
8496689.SQ.FTS.B, 6.15%, 6/16/26 ..... 2,010 998
a
8506309.SQ.FTS.B, 4.778%, 6/18/26 .... 1,411 1,198
a,b
8503138.SQ.FTS.B, 6.415%, 6/18/26 .... 1,828 40
a,b
8512865.SQ.FTS.B, 5.912%, 6/19/26 .... 21,196 545
a
8520522.SQ.FTS.B, 6.114%, 6/22/26 .... 176 126
a,b
8520316.SQ.FTS.B, 6.442%, 6/22/26 .... 2,461 1,093
a
8524499.SQ.FTS.B, 4.707%, 6/23/26 .... 594 497
a,b
8523060.SQ.FTS.B, 4.979%, 6/23/26 .... 1,036 15
a,b
8523082.SQ.FTS.B, 6.335%, 6/23/26 .... 3,415 60
a
8525381.SQ.FTS.B, 4.776%, 6/24/26 .... 2,135 1,630
a
8526175.SQ.FTS.B, 4.927%, 6/24/26 .... 187 105
a,b
8530595.SQ.FTS.B, 6.289%, 6/25/26 .... 11,746 191
a
8533616.SQ.FTS.B, 5.338%, 6/26/26 .... 682 558
a
8531192.SQ.FTS.B, 5.914%, 6/26/26 .... 2,730 1,667
a,b
8534044.SQ.FTS.B, 6.448%, 6/26/26 .... 11,141 226
a,b
8539874.SQ.FTS.B, 5.031%, 6/28/26 .... 8,313 101
a,b
8540718.SQ.FTS.B, 5.343%, 6/29/26 .... 3,501 89
a
8546597.SQ.FTS.B, 4.717%, 6/30/26 .... 593 515
a,b
8557100.SQ.FTS.B, 4.945%, 7/03/26 .... 2,142 30
a
8560945.SQ.FTS.B, 5.904%, 7/05/26 .... 568 384
a
8586236.SQ.FTS.B, 5.029%, 7/06/26 .... 322 315
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
8590354.SQ.FTS.B, 5.348%, 7/06/26 .... $ 2,989 $ 40
a,b
8592557.SQ.FTS.B, 6.095%, 7/06/26 .... 2,028 51
a
8593881.SQ.FTS.B, 4.717%, 7/07/26 .... 44 43
a,b
8596048.SQ.FTS.B, 5.598%, 7/07/26 .... 15,182 551
a
8598300.SQ.FTS.B, 4.717%, 7/08/26 .... 57 57
a
8598520.SQ.FTS.B, 5.031%, 7/08/26 .... 2,831 2,578
a
8598846.SQ.FTS.B, 5.596%, 7/08/26 .... 2,941 2,505
a,b
8603241.SQ.FTS.B, 5.031%, 7/09/26 .... 5,719 117
a,b
8604154.SQ.FTS.B, 5.031%, 7/09/26 .... 26,722 17,752
a
8605739.SQ.FTS.B, 5.621%, 7/09/26 .... 63 37
a,b
8608202.SQ.FTS.B, 5.66%, 7/10/26 ..... 340 4
a,b
8606413.SQ.FTS.B, 6.45%, 7/10/26 ..... 5,442 100
a
8609461.SQ.FTS.B, 5.031%, 7/11/26 .... 159 148
a
8613403.SQ.FTS.B, 4.717%, 7/13/26 .... 1,904 1,832
a
8611635.SQ.FTS.B, 4.722%, 7/13/26 .... 1,498 1,067
a
8612102.SQ.FTS.B, 6.099%, 7/13/26 .... 903 748
a
8617158.SQ.FTS.B, 6.101%, 7/14/26 .... 645 569
a
8618340.SQ.FTS.B, 4.95%, 7/15/26 ..... 151 56
a
8621156.SQ.FTS.B, 5.347%, 7/15/26 .... 7,890 7,076
a,b
8621035.SQ.FTS.B, 6.443%, 7/15/26 .... 1,808 37
a
8627682.SQ.FTS.B, 4.721%, 7/16/26 .... 1,343 1,259
a,b
8627433.SQ.FTS.B, 5.603%, 7/16/26 .... 2,693 1,580
a
8625165.SQ.FTS.B, 5.64%, 7/16/26 ..... 1,051 550
a,b
8625097.SQ.FTS.B, 6.081%, 7/16/26 .... 1,551 28
a,b
8625055.SQ.FTS.B, 6.44%, 7/16/26 ..... 1,294 21
a,b
8624623.SQ.FTS.B, 6.445%, 7/16/26 .... 1,687 951
a,b
8630161.SQ.FTS.B, 4.928%, 7/17/26 .... 738 345
a,b
8630113.SQ.FTS.B, 6.11%, 7/17/26 ..... 3,058 43
a,b
8632209.SQ.FTS.B, 5.619%, 7/18/26 .... 348 5
a
8633413.SQ.FTS.B, 5.028%, 7/20/26 .... 860 751
a
8633610.SQ.FTS.B, 5.918%, 7/20/26 .... 67 59
a
8633174.SQ.FTS.B, 6.289%, 7/20/26 .... 413 203
a
8634408.SQ.FTS.B, 4.715%, 7/21/26 .... 2,896 1,876
a
8635256.SQ.FTS.B, 5.031%, 7/21/26 .... 16,661 12,113
a
8639095.SQ.FTS.B, 5.031%, 7/22/26 .... 18,046 11,279
a
8637462.SQ.FTS.B, 6.1%, 7/22/26 ...... 4,426 3,781
a
8640249.SQ.FTS.B, 6.448%, 7/22/26 .... 2,329 1,417
a
8646055.SQ.FTS.B, 6.094%, 7/23/26 .... 790 618
a,b
8652314.SQ.FTS.B, 6.447%, 7/26/26 .... 1,492 23
a,b
8659412.SQ.FTS.B, 4.72%, 7/28/26 ..... 7,284 3,876
a
8656818.SQ.FTS.B, 5.031%, 7/28/26 .... 2,451 1,823
a,b
8661211.SQ.FTS.B, 6.499%, 7/28/26 .... 130 3
a
8665558.SQ.FTS.B, 4.719%, 7/29/26 .... 2,284 1,996
a
8666384.SQ.FTS.B, 6.1%, 7/29/26 ...... 15,283 11,241
a,b
8662647.SQ.FTS.B, 6.445%, 7/29/26 .... 3,734 80

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8673280.SQ.FTS.B, 5.036%, 7/30/26 .... $ 2,193 $ 1,728
a
8674563.SQ.FTS.B, 5.344%, 7/30/26 .... 4,294 3,149
a,b
8671964.SQ.FTS.B, 5.346%, 7/30/26 .... 6,031 2,311
a,b
8674744.SQ.FTS.B, 6.472%, 7/30/26 .... 879 447
a
8677309.SQ.FTS.B, 4.719%, 7/31/26 .... 5,220 4,395
a
8680247.SQ.FTS.B, 5.027%, 8/01/26 .... 23 22
a
8680461.SQ.FTS.B, 5.031%, 8/01/26 .... 2,569 2,372
a
8684229.SQ.FTS.B, 4.722%, 8/03/26 .... 675 605
a
8689297.SQ.FTS.B, 5.031%, 8/04/26 .... 1,843 1,755
a
8688026.SQ.FTS.B, 5.912%, 8/04/26 .... 291 277
a,b
8692180.SQ.FTS.B, 5.912%, 8/04/26 .... 34,128 718
a
8693676.SQ.FTS.B, 5.031%, 8/05/26 .... 874 844
a,b
8697792.SQ.FTS.B, 5.343%, 8/05/26 .... 5,744 113
a
8704195.SQ.FTS.B, 5.612%, 8/06/26 .... 69 65
a
8706579.SQ.FTS.B, 5.597%, 8/07/26 .... 7,714 5,191
a
8712364.SQ.FTS.B, 6.447%, 8/09/26 .... 662 369
a
8715175.SQ.FTS.B, 5.361%, 8/10/26 .... 319 267
a,b
8713665.SQ.FTS.B, 5.6%, 8/10/26 ...... 951 22
a
8720364.SQ.FTS.B, 5.353%, 8/11/26 .... 1,341 939
a
8719381.SQ.FTS.B, 6.102%, 8/11/26 .... 1,820 1,660
a,b
8723059.SQ.FTS.B, 4.717%, 8/12/26 .... 20,170 550
a,b
8723864.SQ.FTS.B, 5.627%, 8/12/26 .... 9,920 231
a,b
8722338.SQ.FTS.B, 5.63%, 8/12/26 ..... 1,713 35
a
8734581.SQ.FTS.B, 4.717%, 8/13/26 .... 1,610 1,339
a,b
8734472.SQ.FTS.B, 6.444%, 8/13/26 .... 3,490 46
a,b
8738312.SQ.FTS.B, 6.45%, 8/14/26 ..... 6,129 62
a,b
8739327.SQ.FTS.B, 6.447%, 8/15/26 .... 10,390 220
a,b
8740558.SQ.FTS.B, 5.031%, 8/16/26 .... 23,179 648
a,b
8740399.SQ.FTS.B, 5.597%, 8/16/26 .... 6,482 4,680
a,b
8741215.SQ.FTS.B, 5.595%, 8/17/26 .... 5,716 1,826
a
8744200.SQ.FTS.B, 5.342%, 8/18/26 .... 2,707 1,787
a
8748954.SQ.FTS.B, 4.719%, 8/19/26 .... 2,844 2,747
a
8757818.SQ.FTS.B, 5.348%, 8/21/26 .... 3,346 3,146
a
8760036.SQ.FTS.B, 5.598%, 8/21/26 .... 664 450
a
8757666.SQ.FTS.B, 6.102%, 8/21/26 .... 21 20
a,b
8757027.SQ.FTS.B, 6.105%, 8/21/26 .... 3,241 67
a
8763721.SQ.FTS.B, 4.72%, 8/24/26 ..... 2,579 1,909
a,b
8764217.SQ.FTS.B, 5.346%, 8/24/26 .... 8,186 194
a
8769719.SQ.FTS.B, 6.287%, 8/25/26 .... 890 669
a,b
8767996.SQ.FTS.B, 6.447%, 8/25/26 .... 7,938 144
a,b
8768460.SQ.FTS.B, 6.451%, 8/25/26 .... 4,904 60
a
8775913.SQ.FTS.B, 5.031%, 8/26/26 .... 3,961 1,877
a
8772121.SQ.FTS.B, 5.6%, 8/26/26 ...... 6,091 4,479
a
8775615.SQ.FTS.B, 5.6%, 8/26/26 ...... 1,993 1,302
a
8773308.SQ.FTS.B, 6.103%, 8/26/26 .... 2,766 1,425
a
8783977.SQ.FTS.B, 5.036%, 8/28/26 .... 2,718 1,932
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
8784101.SQ.FTS.B, 6.095%, 8/28/26 .... $ 1,625 $ 25
a
8786222.SQ.FTS.B, 6.453%, 8/28/26 .... 701 443
a
8789099.SQ.FTS.B, 6.459%, 9/01/26 .... 409 376
a,b
8789983.SQ.FTS.B, 5.031%, 9/02/26 .... 9,342 206
a
8794574.SQ.FTS.B, 4.941%, 9/03/26 .... 172 79
a
8793937.SQ.FTS.B, 6.439%, 9/03/26 .... 180 151
a,b
8798528.SQ.FTS.B, 4.937%, 9/04/26 .... 15,404 7,387
a
8797084.SQ.FTS.B, 5.346%, 9/04/26 .... 1,553 1,429
a
8797688.SQ.FTS.B, 6.1%, 9/04/26 ...... 7,998 5,666
a,b
8799251.SQ.FTS.B, 6.293%, 9/04/26 .... 2,686 742
a
8797465.SQ.FTS.B, 6.314%, 9/04/26 .... 333 153
a
8800909.SQ.FTS.B, 4.717%, 9/05/26 .... 1,172 1,111
a,b
8803302.SQ.FTS.B, 5.031%, 9/05/26 .... 7,833 175
a
8803453.SQ.FTS.B, 6.289%, 9/05/26 .... 2,970 857
a,b
8803185.SQ.FTS.B, 6.448%, 9/05/26 .... 6,688 121
a
8810202.SQ.FTS.B, 4.714%, 9/06/26 .... 433 419
a,b
8808155.SQ.FTS.B, 4.949%, 9/06/26 .... 713 15
a
8814570.SQ.FTS.B, 4.719%, 9/07/26 .... 3,206 2,792
a
8813700.SQ.FTS.B, 5.031%, 9/07/26 .... 6,146 5,626
a
8811330.SQ.FTS.B, 5.346%, 9/07/26 .... 20,477 17,057
a
8810676.SQ.FTS.B, 5.591%, 9/07/26 .... 1,694 692
a
8816217.SQ.FTS.B, 4.717%, 9/09/26 .... 10,239 8,468
a
8817896.SQ.FTS.B, 4.718%, 9/10/26 .... 3,728 3,308
a
8819695.SQ.FTS.B, 5.342%, 9/10/26 .... 1,495 1,270
a
8824350.SQ.FTS.B, 4.717%, 9/11/26 .... 6,229 5,175
a,b
8824912.SQ.FTS.B, 4.939%, 9/11/26 .... 7,671 3,826
a
8823852.SQ.FTS.B, 5.027%, 9/11/26 .... 1,602 1,155
a
8822169.SQ.FTS.B, 5.348%, 9/11/26 .... 1,927 1,733
a,b
8822671.SQ.FTS.B, 6.099%, 9/11/26 .... 2,827 64
a
8825752.SQ.FTS.B, 4.715%, 9/12/26 .... 190 189
a
8830042.SQ.FTS.B, 4.721%, 9/12/26 .... 597 587
a
8829866.SQ.FTS.B, 6.1%, 9/12/26 ...... 5,460 4,003
a,b
8836466.SQ.FTS.B, 5.911%, 9/13/26 .... 1,364 922
a
8838758.SQ.FTS.B, 5.918%, 9/13/26 .... 419 379
a
8841697.SQ.FTS.B, 5.031%, 9/14/26 .... 3,170 2,498
a
8842210.SQ.FTS.B, 5.583%, 9/14/26 .... 313 294
a
8845787.SQ.FTS.B, 4.946%, 9/15/26 .... 1,151 552
a
8844470.SQ.FTS.B, 5.041%, 9/15/26 .... 253 245
a,b
8846019.SQ.FTS.B, 6.095%, 9/15/26 .... 1,341 27
a
8846996.SQ.FTS.B, 5.6%, 9/16/26 ...... 1,684 1,475
a
8848129.SQ.FTS.B, 5.597%, 9/17/26 .... 7,312 4,656
a,b
8855947.SQ.FTS.B, 5.358%, 9/18/26 .... 1,680 39
a,b
8862132.SQ.FTS.B, 6.1%, 9/19/26 ...... 4,940 110
a,b
8860499.SQ.FTS.B, 6.455%, 9/19/26 .... 1,554 35
a
8867824.SQ.FTS.B, 4.719%, 9/20/26 .... 5,060 4,147
a
8869520.SQ.FTS.B, 4.719%, 9/20/26 .... 1,371 1,339

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
8867817.SQ.FTS.B, 4.953%, 9/20/26 .... $ 580 $ 12
a
8865647.SQ.FTS.B, 5.031%, 9/20/26 .... 163 156
a,b
8865093.SQ.FTS.B, 5.914%, 9/20/26 .... 5,963 1,791
a
8866511.SQ.FTS.B, 6.289%, 9/20/26 .... 6,099 1,645
a
8869364.SQ.FTS.B, 6.289%, 9/20/26 .... 1,157 713
a,b
8866657.SQ.FTS.B, 6.447%, 9/20/26 .... 26,140 417
a
8871615.SQ.FTS.B, 4.719%, 9/21/26 .... 2,563 2,186
a
8873146.SQ.FTS.B, 4.719%, 9/21/26 .... 3,331 3,242
a
8873449.SQ.FTS.B, 5.35%, 9/21/26 ..... 2,347 2,054
a,b
8870696.SQ.FTS.B, 5.618%, 9/21/26 .... 1,558 27
a
8875640.SQ.FTS.B, 6.102%, 9/22/26 .... 1,015 800
a
8876611.SQ.FTS.B, 4.717%, 9/23/26 .... 2,825 2,789
a
8876148.SQ.FTS.B, 4.72%, 9/23/26 ..... 2,705 1,729
a
8877024.SQ.FTS.B, 6.45%, 9/24/26 ..... 948 812
a
8881961.SQ.FTS.B, 4.717%, 9/25/26 .... 804 798
a
8881760.SQ.FTS.B, 5.038%, 9/25/26 .... 1,663 1,363
a
8882306.SQ.FTS.B, 5.595%, 9/25/26 .... 1 1
a
8886794.SQ.FTS.B, 5.346%, 9/26/26 .... 8,127 6,770
a
8890340.SQ.FTS.B, 5.597%, 9/26/26 .... 3,604 2,067
a
8888248.SQ.FTS.B, 6.436%, 9/26/26 .... 774 291
a,b
8886342.SQ.FTS.B, 6.445%, 9/26/26 .... 4,893 1,377
a
8888165.SQ.FTS.B, 6.457%, 9/26/26 .... 767 527
a
8895373.SQ.FTS.B, 5.026%, 9/27/26 .... 1,349 1,235
a,b
8894126.SQ.FTS.B, 6.447%, 9/27/26 .... 4,659 92
a
8898889.SQ.FTS.B, 5.031%, 9/28/26 .... 746 628
a
8898952.SQ.FTS.B, 5.598%, 9/28/26 .... 4,199 3,996
a
8898743.SQ.FTS.B, 6.105%, 9/28/26 .... 545 363
a
8903852.SQ.FTS.B, 4.717%, 9/29/26 .... 8,267 7,801
a
8908825.SQ.FTS.B, 4.719%, 9/30/26 .... 4,528 3,256
a
8904946.SQ.FTS.B, 5.346%, 9/30/26 .... 741 719
a,b
8906652.SQ.FTS.B, 6.102%, 9/30/26 .... 6,028 107
a
8913761.SQ.FTS.B, 5.342%, 10/01/26 ... 894 315
a
8913778.SQ.FTS.B, 5.355%, 10/01/26 ... 483 466
a
8914772.SQ.FTS.B, 4.714%, 10/02/26 ... 1,449 1,323
a,b
8916787.SQ.FTS.B, 4.717%, 10/02/26 ... 5,743 141
a
8918904.SQ.FTS.B, 4.717%, 10/02/26 ... 4,173 3,358
a,b
8916567.SQ.FTS.B, 6.316%, 10/02/26 ... 645 10
a
8918224.SQ.FTS.B, 6.476%, 10/02/26 ... 306 248
a
8922950.SQ.FTS.B, 4.717%, 10/03/26 ... 4,496 4,374
a
8923924.SQ.FTS.B, 4.717%, 10/03/26 ... 2,706 2,624
a
8925868.SQ.FTS.B, 4.962%, 10/03/26 ... 444 214
a
8925982.SQ.FTS.B, 5.031%, 10/03/26 ... 1,877 1,673
a,b
8925548.SQ.FTS.B, 6.099%, 10/03/26 ... 5,133 115
a,b
8921608.SQ.FTS.B, 6.473%, 10/03/26 ... 711 14
a,b
8928016.SQ.FTS.B, 5.6%, 10/04/26 ..... 4,939 65
a,b
8927566.SQ.FTS.B, 6.449%, 10/04/26 ... 6,399 108
Description
Principal
Amount Value
Block, Inc. (continued)
a
8927942.SQ.FTS.B, 6.452%, 10/04/26 ... $ 753 $ 453
a
8930299.SQ.FTS.B, 4.717%, 10/05/26 ... 2,286 2,271
a
8935811.SQ.FTS.B, 5.031%, 10/07/26 ... 7,208 4,984
a
8940929.SQ.FTS.B, 4.717%, 10/08/26 ... 2,785 2,653
a
8939540.SQ.FTS.B, 4.719%, 10/08/26 ... 3,231 2,680
a
8937064.SQ.FTS.B, 6.447%, 10/08/26 ... 925 609
a
8942058.SQ.FTS.B, 5.031%, 10/09/26 ... 20,415 15,462
a
8942926.SQ.FTS.B, 5.603%, 10/09/26 ... 318 313
a,b
8943220.SQ.FTS.B, 6.447%, 10/09/26 ... 9,148 233
a
8942798.SQ.FTS.B, 6.45%, 10/09/26 .... 1,355 1,189
a
8948714.SQ.FTS.B, 5.912%, 10/10/26 ... 3,433 3,039
a
8955300.SQ.FTS.B, 6.478%, 10/11/26 ... 239 203
a
8958970.SQ.FTS.B, 4.717%, 10/13/26 ... 2,951 2,903
a
8963717.SQ.FTS.B, 5.034%, 10/14/26 ... 3,668 2,567
a,b
8964612.SQ.FTS.B, 6.446%, 10/15/26 ... 5,657 1,536
a
8971413.SQ.FTS.B, 5.338%, 10/16/26 ... 550 496
a
8977614.SQ.FTS.B, 5.037%, 10/17/26 ... 800 692
a
8979331.SQ.FTS.B, 6.1%, 10/17/26 ..... 1,533 1,450
a,b
8977675.SQ.FTS.B, 6.277%, 10/17/26 ... 971 15
a
8978308.SQ.FTS.B, 6.447%, 10/17/26 ... 655 568
a,b
8983195.SQ.FTS.B, 6.11%, 10/18/26 .... 1,220 553
a
8985653.SQ.FTS.B, 4.969%, 10/19/26 ... 620 284
a
8985454.SQ.FTS.B, 5.029%, 10/19/26 ... 293 288
a
8985623.SQ.FTS.B, 5.36%, 10/19/26 .... 846 775
a
8986677.SQ.FTS.B, 5.031%, 10/20/26 ... 1,852 1,680
a
8995697.SQ.FTS.B, 5.346%, 10/22/26 ... 9,400 6,148
a,b
8995610.SQ.FTS.B, 6.1%, 10/22/26 ..... 6,434 92
a
8996846.SQ.FTS.B, 4.719%, 10/23/26 ... 3,685 3,573
a
8999594.SQ.FTS.B, 5.92%, 10/23/26 .... 1,089 744
a
8999514.SQ.FTS.B, 6.441%, 10/23/26 ... 1,232 1,038
a
9006035.SQ.FTS.B, 4.722%, 10/24/26 ... 818 797
a,b
9006269.SQ.FTS.B, 5.597%, 10/24/26 ... 20,237 320
a
9009247.SQ.FTS.B, 4.712%, 10/25/26 ... 2,108 1,837
a
9008810.SQ.FTS.B, 4.717%, 10/25/26 ... 2,392 2,220
a
9009735.SQ.FTS.B, 6.447%, 10/25/26 ... 10,663 7,983
a
9012361.SQ.FTS.B, 4.717%, 10/26/26 ... 1,226 1,101
a,b
4578615.SQ.FTS.B, 4.717%, 4/01/33 .... 1,525 –
a,b
4583983.SQ.FTS.B, 4.403%, 4/04/33 .... 3,383 –
a,b
4585288.SQ.FTS.B, 4.874%, 4/04/33 .... 13,554 –
a,b
4587010.SQ.FTS.B, 3.938%, 4/05/33 .... 1,755 –
a,b
4590358.SQ.FTS.B, 3.953%, 4/05/33 .... 226 –
a,b
4588245.SQ.FTS.B, 4.558%, 4/05/33 .... 3,204 –
a,b
4589702.SQ.FTS.B, 4.569%, 4/05/33 .... 3,489 –
a,b
4598182.SQ.FTS.B, 4.574%, 4/07/33 .... 1,281 –
a,b
4602285.SQ.FTS.B, 4.403%, 4/08/33 .... 31,712 –
a,b
4604615.SQ.FTS.B, 4.56%, 4/09/33 ..... 13,726 –

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
4604886.SQ.FTS.B, 4.717%, 4/10/33 .... $ 2,273 $ –
a,b
4606179.SQ.FTS.B, 3.932%, 4/11/33 .... 10,364 –
a,b
4606464.SQ.FTS.B, 4.403%, 4/11/33 .... 12,284 1
a,b
4606335.SQ.FTS.B, 4.882%, 4/11/33 .... 2,103 –
a,b
4609551.SQ.FTS.B, 4.56%, 4/12/33 ..... 5,454 –
a,b
4612920.SQ.FTS.B, 3.314%, 4/13/33 .... 2,172 –
a,b
4610443.SQ.FTS.B, 4.403%, 4/13/33 .... 10,147 –
a,b
4622639.SQ.FTS.B, 3.928%, 4/15/33 .... 3,183 –
a,b
4624869.SQ.FTS.B, 4.554%, 4/17/33 .... 1,488 –
a,b
4626298.SQ.FTS.B, 3.934%, 4/18/33 .... 10,268 –
a,b
4627586.SQ.FTS.B, 4.403%, 4/18/33 .... 4,624 –
a,b
4626514.SQ.FTS.B, 5.031%, 4/18/33 .... 2,949 1
a,b
4629149.SQ.FTS.B, 4.403%, 4/19/33 .... 6,425 –
a,b
4632596.SQ.FTS.B, 4.705%, 4/20/33 .... 848 –
a,b
4635753.SQ.FTS.B, 4.874%, 4/21/33 .... 11,156 –
a,b
4642502.SQ.FTS.B, 4.868%, 4/25/33 .... 662 –
a,b
4643970.SQ.FTS.B, 4.56%, 4/26/33 ..... 2,081 –
a,b
4657373.SQ.FTS.B, 3.296%, 4/30/33 .... 3,122 –
a,b
4656958.SQ.FTS.B, 4.717%, 4/30/33 .... 3,103 –
a,b
4661015.SQ.FTS.B, 4.566%, 5/01/33 .... 2,307 –
a,b
4661890.SQ.FTS.B, 3.931%, 5/02/33 .... 2,289 –
a,b
4663096.SQ.FTS.B, 4.403%, 5/02/33 .... 27,120 –
a,b
4663916.SQ.FTS.B, 4.403%, 5/02/33 .... 24,742 1
a,b
4662184.SQ.FTS.B, 5.031%, 5/02/33 .... 2,428 –
a,b
4665676.SQ.FTS.B, 4.564%, 5/03/33 .... 4,604 –
a,b
4675799.SQ.FTS.B, 3.306%, 5/05/33 .... 3,282 –
a,b
4677893.SQ.FTS.B, 5.031%, 5/06/33 .... 2,173 –
a,b
4693423.SQ.FTS.B, 4.403%, 5/09/33 .... 7,036 –
a,b
4693941.SQ.FTS.B, 4.561%, 5/09/33 .... 8,872 –
a,b
4692191.SQ.FTS.B, 4.562%, 5/09/33 .... 9,113 –
a,b
4692982.SQ.FTS.B, 4.591%, 5/09/33 .... 430 –
a,b
4691756.SQ.FTS.B, 4.715%, 5/09/33 .... 7,269 –
a,b
4706450.SQ.FTS.B, 4.561%, 5/10/33 .... 6,009 –
a,b
4706808.SQ.FTS.B, 4.563%, 5/10/33 .... 4,870 –
a,b
4701939.SQ.FTS.B, 4.717%, 5/10/33 .... 1,446 –
a,b
4707248.SQ.FTS.B, 4.732%, 5/11/33 .... 641 –
a,b
4711828.SQ.FTS.B, 5.031%, 5/12/33 .... 3,618 –
a,b
4714060.SQ.FTS.B, 5.031%, 5/13/33 .... 1,082 –
a,b
4714469.SQ.FTS.B, 3.27%, 5/14/33 ..... 828 –
a,b
4738688.SQ.FTS.B, 4.418%, 5/18/33 .... 840 –
a,b
4747188.SQ.FTS.B, 3.31%, 5/19/33 ..... 553 –
a,b
4750103.SQ.FTS.B, 4.403%, 5/20/33 .... 8,831 –
a,b
4750803.SQ.FTS.B, 4.403%, 5/21/33 .... 3,382 –
a,b
4764584.SQ.FTS.B, 5.031%, 5/23/33 .... 523 –
a,b
4773604.SQ.FTS.B, 4.403%, 5/24/33 .... 9,605 –
a,b
4777853.SQ.FTS.B, 4.565%, 5/24/33 .... 1,347 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
4774144.SQ.FTS.B, 4.57%, 5/24/33 ..... $ 1,718 $ –
a,b
4779678.SQ.FTS.B, 3.301%, 5/25/33 .... 899 –
a,b
4796651.SQ.FTS.B, 4.564%, 6/01/33 .... 3,524 –
a,b
4808500.SQ.FTS.B, 4.403%, 6/02/33 .... 7,711 –
a,b
4807880.SQ.FTS.B, 4.56%, 6/02/33 ..... 19,691 2
a,b
4815646.SQ.FTS.B, 4.403%, 6/05/33 .... 5,300 –
a,b
4820091.SQ.FTS.B, 4.564%, 6/07/33 .... 1,630 –
a,b
4820553.SQ.FTS.B, 4.875%, 6/07/33 .... 10,164 –
a,b
4821904.SQ.FTS.B, 4.56%, 6/08/33 ..... 796 –
a,b
4831001.SQ.FTS.B, 3.774%, 6/10/33 .... 847 –
a,b
4831653.SQ.FTS.B, 3.926%, 6/10/33 .... 2,099 –
a,b
4830931.SQ.FTS.B, 4.528%, 6/10/33 .... 27 –
a,b
4831110.SQ.FTS.B, 4.57%, 6/10/33 ..... 962 –
a,b
4834162.SQ.FTS.B, 4.574%, 6/12/33 .... 208 –
a,b
4839102.SQ.FTS.B, 3.296%, 6/14/33 .... 1,596 –
a,b
4838333.SQ.FTS.B, 3.941%, 6/14/33 .... 750 –
a,b
4842631.SQ.FTS.B, 3.302%, 6/15/33 .... 5,776 –
a,b
4842605.SQ.FTS.B, 3.937%, 6/15/33 .... 4,000 –
a,b
4841116.SQ.FTS.B, 4.562%, 6/15/33 .... 11,234 –
a,b
4848622.SQ.FTS.B, 3.302%, 6/16/33 .... 2,069 –
a,b
4862341.SQ.FTS.B, 2.982%, 6/18/33 .... 522 –
a,b
4862443.SQ.FTS.B, 4.227%, 6/18/33 .... 7,578 –
a,b
4863062.SQ.FTS.B, 4.391%, 6/19/33 .... 3,882 –
a,b
4863238.SQ.FTS.B, 4.42%, 6/19/33 ..... 2,993 –
a,b
4862998.SQ.FTS.B, 4.559%, 6/19/33 .... 1,027 –
a,b
4863412.SQ.FTS.B, 4.56%, 6/19/33 ..... 11,561 –
a,b
4862938.SQ.FTS.B, 5.031%, 6/19/33 .... 691 –
a,b
4867257.SQ.FTS.B, 3.939%, 6/20/33 .... 607 –
a,b
4867843.SQ.FTS.B, 3.675%, 6/21/33 .... 493 –
a,b
4868757.SQ.FTS.B, 4.406%, 6/21/33 .... 3,219 1
a,b
4869815.SQ.FTS.B, 4.56%, 6/21/33 ..... 7,257 –
a,b
4873297.SQ.FTS.B, 3.376%, 6/22/33 .... 113 –
a,b
4871837.SQ.FTS.B, 3.928%, 6/22/33 .... 1,490 –
a,b
4872072.SQ.FTS.B, 4.557%, 6/22/33 .... 4,085 –
a,b
4873405.SQ.FTS.B, 4.56%, 6/22/33 ..... 5,886 –
a,b
4873313.SQ.FTS.B, 5.031%, 6/22/33 .... 1,287 –
a,b
4874535.SQ.FTS.B, 3.306%, 6/23/33 .... 977 –
a,b
4875940.SQ.FTS.B, 4.539%, 6/23/33 .... 7,944 1
a,b
4874845.SQ.FTS.B, 4.559%, 6/23/33 .... 3,811 –
a,b
4874157.SQ.FTS.B, 4.877%, 6/23/33 .... 3,873 –
a,b
4877067.SQ.FTS.B, 3.562%, 6/24/33 .... 1,174 –
a,b
4877254.SQ.FTS.B, 3.774%, 6/25/33 .... 1,462 –
a,b
4877394.SQ.FTS.B, 4.225%, 6/25/33 .... 4,239 –
a,b
4877534.SQ.FTS.B, 4.931%, 6/25/33 .... 1,841 –
a,b
4879828.SQ.FTS.B, 2.958%, 6/27/33 .... 1,403 –
a,b
4879371.SQ.FTS.B, 3.443%, 6/27/33 .... 536 –

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
4879124.SQ.FTS.B, 4.073%, 6/27/33 .... $ 4,098 $ –
a,b
4878787.SQ.FTS.B, 4.233%, 6/27/33 .... 4,067 –
a,b
4880273.SQ.FTS.B, 4.416%, 6/27/33 .... 32,499 1
a,b
4879728.SQ.FTS.B, 4.695%, 6/27/33 .... 2,694 –
a,b
4878103.SQ.FTS.B, 5.346%, 6/27/33 .... 627 –
a,b
4881967.SQ.FTS.B, 2.297%, 6/28/33 .... 358 –
a,b
4881632.SQ.FTS.B, 2.333%, 6/28/33 .... 5,202 –
a,b
4880881.SQ.FTS.B, 2.411%, 6/28/33 .... 274 –
a,b
4882630.SQ.FTS.B, 3.643%, 6/28/33 .... 5,042 1
a,b
4881595.SQ.FTS.B, 4.069%, 6/28/33 .... 1,106 –
a,b
4881625.SQ.FTS.B, 4.427%, 6/28/33 .... 1,074 –
a,b
4881933.SQ.FTS.B, 4.55%, 6/28/33 ..... 502 –
a,b
4882127.SQ.FTS.B, 4.561%, 6/28/33 .... 35,043 –
a,b
4880840.SQ.FTS.B, 4.719%, 6/28/33 .... 1,128 –
a,b
4886903.SQ.FTS.B, 3.296%, 6/30/33 .... 2,071 –
a,b
4889268.SQ.FTS.B, 3.31%, 6/30/33 ..... 524 –
a,b
4886912.SQ.FTS.B, 4.563%, 6/30/33 .... 2,287 –
a,b
4889574.SQ.FTS.B, 4.877%, 7/01/33 .... 2,517 –
a,b
4894101.SQ.FTS.B, 4.717%, 7/04/33 .... 12,955 1
a,b
4893066.SQ.FTS.B, 5.031%, 7/04/33 .... 3,265 –
a,b
4896547.SQ.FTS.B, 5.849%, 7/05/33 .... 4,712 –
a,b
4899151.SQ.FTS.B, 4.563%, 7/06/33 .... 3,147 –
a,b
4898852.SQ.FTS.B, 4.874%, 7/06/33 .... 2,213 –
a,b
4908064.SQ.FTS.B, 4.403%, 7/11/33 .... 16,814 1
a,b
4907364.SQ.FTS.B, 5.031%, 7/11/33 .... 1,373 –
a,b
4922562.SQ.FTS.B, 4.56%, 7/14/33 ..... 6,112 –
a,b
4916400.SQ.FTS.B, 4.569%, 7/14/33 .... 955 –
a,b
4916673.SQ.FTS.B, 4.719%, 7/14/33 .... 9,163 –
a,b
4923493.SQ.FTS.B, 3.354%, 7/15/33 .... 134 –
a,b
4925329.SQ.FTS.B, 4.145%, 7/18/33 .... 1,389 –
a,b
4928876.SQ.FTS.B, 3.333%, 7/19/33 .... 514 –
a,b
4931020.SQ.FTS.B, 4.56%, 7/20/33 ..... 10,152 –
a,b
4935511.SQ.FTS.B, 4.403%, 7/22/33 .... 450 –
a,b
4941224.SQ.FTS.B, 5.031%, 7/25/33 .... 4,401 –
a,b
4947272.SQ.FTS.B, 4.885%, 7/27/33 .... 1,224 –
a,b
4954105.SQ.FTS.B, 4.557%, 7/28/33 .... 2,531 –
a,b
4961597.SQ.FTS.B, 3.303%, 7/31/33 .... 6,826 –
a,b
4964338.SQ.FTS.B, 4.886%, 8/01/33 .... 1,028 –
a,b
4975322.SQ.FTS.B, 4.539%, 8/05/33 .... 1,106 –
a,b
4976561.SQ.FTS.B, 4.553%, 8/07/33 .... 2,306 –
a,b
4977248.SQ.FTS.B, 4.56%, 8/07/33 ..... 23,393 1
a,b
4980976.SQ.FTS.B, 4.557%, 8/08/33 .... 3,062 –
a,b
4978982.SQ.FTS.B, 4.561%, 8/08/33 .... 8,763 1
a,b
4979694.SQ.FTS.B, 6.253%, 8/08/33 .... 7,423 –
a,b
4981159.SQ.FTS.B, 4.717%, 8/09/33 .... 3,017 –
a,b
4983108.SQ.FTS.B, 5.031%, 8/09/33 .... 419 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
4989442.SQ.FTS.B, 6.239%, 8/11/33 .... $ 717 $ –
a,b
4990668.SQ.FTS.B, 3.935%, 8/12/33 .... 1,655 –
a,b
4995431.SQ.FTS.B, 4.556%, 8/15/33 .... 6,247 –
a,b
5004424.SQ.FTS.B, 4.56%, 8/16/33 ..... 1,829 –
a,b
5016072.SQ.FTS.B, 5.435%, 8/17/33 .... 5,014 –
a,b
5025752.SQ.FTS.B, 2.033%, 8/19/33 .... 6,406 –
a,b
5025882.SQ.FTS.B, 4.885%, 8/19/33 .... 1,669 –
a,b
5027373.SQ.FTS.B, 4.018%, 8/21/33 .... 8,844 –
a,b
5030831.SQ.FTS.B, 4.56%, 8/22/33 ..... 5,213 –
a,b
5031471.SQ.FTS.B, 4.563%, 8/22/33 .... 5,258 –
a,b
5033148.SQ.FTS.B, 3.906%, 8/23/33 .... 471 –
a,b
5035669.SQ.FTS.B, 4.725%, 8/23/33 .... 3,399 –
a,b
5044258.SQ.FTS.B, 5.149%, 8/27/33 .... 8,147 2
a,b
5045662.SQ.FTS.B, 4.574%, 8/28/33 .... 2,040 –
a,b
5047314.SQ.FTS.B, 4.591%, 8/28/33 .... 460 –
a,b
5047321.SQ.FTS.B, 4.717%, 8/28/33 .... 5,110 –
a,b
5044794.SQ.FTS.B, 4.807%, 8/28/33 .... 5,731 –
a,b
5059326.SQ.FTS.B, 4.561%, 9/04/33 .... 13,048 –
a,b
5062512.SQ.FTS.B, 2.6%, 9/06/33 ...... 3,648 –
a,b
5062340.SQ.FTS.B, 4.883%, 9/06/33 .... 2,074 –
a,b
5065404.SQ.FTS.B, 4.572%, 9/07/33 .... 2,639 –
a,b
5067242.SQ.FTS.B, 4.382%, 9/08/33 .... 5,352 –
a,b
5067403.SQ.FTS.B, 5.351%, 9/08/33 .... 2,045 –
a,b
5071139.SQ.FTS.B, 3.848%, 9/09/33 .... 2,742 1
a,b
5075119.SQ.FTS.B, 3.748%, 9/10/33 .... 1,106 –
a,b
5072967.SQ.FTS.B, 4.066%, 9/10/33 .... 542 –
a,b
5074442.SQ.FTS.B, 4.861%, 9/10/33 .... 1,909 –
a,b
5077583.SQ.FTS.B, 5.031%, 9/11/33 .... 3,691 –
a,b
5081612.SQ.FTS.B, 4.666%, 9/14/33 .... 1,324 –
a,b
5084934.SQ.FTS.B, 3.774%, 9/16/33 .... 33,929 –
a,b
5085858.SQ.FTS.B, 3.936%, 9/16/33 .... 884 –
a,b
5090272.SQ.FTS.B, 4.563%, 9/17/33 .... 4,187 –
a,b
5093863.SQ.FTS.B, 4.558%, 9/19/33 .... 9,864 –
a,b
5094427.SQ.FTS.B, 3.774%, 9/20/33 .... 2,121 –
a,b
5096674.SQ.FTS.B, 4.56%, 9/21/33 ..... 13,763 1
a,b
5095917.SQ.FTS.B, 5.031%, 9/21/33 .... 17,638 –
a,b
5098275.SQ.FTS.B, 6.063%, 9/22/33 .... 6,026 –
a,b
5100485.SQ.FTS.B, 5.722%, 9/23/33 .... 4,264 –
a,b
5106538.SQ.FTS.B, 4.562%, 9/24/33 .... 11,727 –
a,b
5107353.SQ.FTS.B, 5.031%, 9/24/33 .... 1,383 –
a,b
5109145.SQ.FTS.B, 5.031%, 9/25/33 .... 1,195 –
a,b
5111024.SQ.FTS.B, 4.724%, 9/27/33 .... 670 –
a,b
5112445.SQ.FTS.B, 3.774%, 9/28/33 .... 344 –
a,b
5114206.SQ.FTS.B, 4.571%, 9/28/33 .... 573 –
a,b
5112955.SQ.FTS.B, 5.031%, 9/28/33 .... 4,811 –
a,b
5113266.SQ.FTS.B, 5.387%, 9/28/33 .... 1,765 –

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
5124518.SQ.FTS.B, 3.351%, 9/30/33 .... $ 11,687 $ –
a,b
5119221.SQ.FTS.B, 4.403%, 9/30/33 .... 2,448 –
a,b
5119131.SQ.FTS.B, 4.56%, 9/30/33 ..... 1,885 –
a,b
5126438.SQ.FTS.B, 3.495%, 10/01/33 ... 22,782 1
a,b
5128413.SQ.FTS.B, 3.917%, 10/02/33 ... 1,332 –
a,b
5131669.SQ.FTS.B, 4.56%, 10/04/33 .... 22,967 –
a,b
5132006.SQ.FTS.B, 5.007%, 10/04/33 ... 790 –
a,b
5138072.SQ.FTS.B, 4.672%, 10/06/33 ... 4,185 –
a,b
5142028.SQ.FTS.B, 3.927%, 10/07/33 ... 612 –
a,b
5142049.SQ.FTS.B, 4.503%, 10/07/33 ... 537 –
a,b
5141482.SQ.FTS.B, 4.508%, 10/07/33 ... 2,827 –
a,b
5149269.SQ.FTS.B, 4.974%, 10/10/33 ... 941 –
a,b
5153369.SQ.FTS.B, 4.559%, 10/11/33 ... 12,680 –
a,b
5153956.SQ.FTS.B, 3.94%, 10/12/33 .... 2,957 –
a,b
5157152.SQ.FTS.B, 4.407%, 10/12/33 ... 4,186 –
a,b
5154314.SQ.FTS.B, 4.567%, 10/12/33 ... 2,780 –
a,b
5154612.SQ.FTS.B, 4.57%, 10/12/33 .... 1,314 –
a,b
5157821.SQ.FTS.B, 4.557%, 10/13/33 ... 4,950 –
a,b
5159643.SQ.FTS.B, 4.886%, 10/13/33 ... 1,281 –
a,b
5163000.SQ.FTS.B, 3.303%, 10/14/33 ... 6,619 –
a,b
5162509.SQ.FTS.B, 4.561%, 10/14/33 ... 55,221 –
a,b
5165754.SQ.FTS.B, 4.566%, 10/14/33 ... 1,218 –
a,b
5170843.SQ.FTS.B, 4.403%, 10/15/33 ... 14,553 –
a,b
5168750.SQ.FTS.B, 4.558%, 10/15/33 ... 2,545 –
a,b
5171656.SQ.FTS.B, 4.053%, 10/16/33 ... 875 –
a,b
5172517.SQ.FTS.B, 3.302%, 10/17/33 ... 3,231 –
a,b
5173148.SQ.FTS.B, 5.012%, 10/17/33 ... 670 –
a,b
5175259.SQ.FTS.B, 3.354%, 10/18/33 ... 30 –
a,b
5176617.SQ.FTS.B, 4.294%, 10/18/33 ... 935 –
a,b
5175826.SQ.FTS.B, 4.557%, 10/18/33 ... 3,657 –
a,b
5176935.SQ.FTS.B, 5.031%, 10/18/33 ... 489 –
a,b
5177078.SQ.FTS.B, 5.189%, 10/18/33 ... 260 –
a,b
5184366.SQ.FTS.B, 3.774%, 10/19/33 ... 3,564 –
a,b
5189604.SQ.FTS.B, 3.774%, 10/20/33 ... 4,636 –
a,b
5203735.SQ.FTS.B, 3.298%, 10/21/33 ... 6,108 –
a,b
5210519.SQ.FTS.B, 5.535%, 10/24/33 ... 11,522 –
a,b
5223636.SQ.FTS.B, 4.563%, 10/27/33 ... 2,509 –
a,b
5230601.SQ.FTS.B, 3.301%, 10/28/33 ... 5,805 –
a,b
5234006.SQ.FTS.B, 4.403%, 10/28/33 ... 25,481 1
a,b
5230330.SQ.FTS.B, 4.717%, 10/28/33 ... 1,320 –
a,b
5238828.SQ.FTS.B, 3.774%, 10/29/33 ... 19,166 –
a,b
5240546.SQ.FTS.B, 3.953%, 10/30/33 ... 1,371 –
a,b
5240481.SQ.FTS.B, 4.563%, 10/30/33 ... 1,280 –
a,b
5240561.SQ.FTS.B, 4.95%, 10/30/33 .... 993 –
a,b
5240923.SQ.FTS.B, 4.56%, 11/01/33 .... 7,658 –
a,b
5245023.SQ.FTS.B, 3.936%, 11/02/33 ... 1,235 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
5252966.SQ.FTS.B, 4.188%, 11/04/33 ... $ 2,234 $ –
a,b
5256925.SQ.FTS.B, 4.403%, 11/04/33 ... 12,494 –
a,b
5251953.SQ.FTS.B, 4.553%, 11/04/33 ... 1,860 –
a,b
5267302.SQ.FTS.B, 3.354%, 11/06/33 ... 212 –
a,b
5267196.SQ.FTS.B, 4.723%, 11/06/33 ... 2,396 –
a,b
5270825.SQ.FTS.B, 4.877%, 11/06/33 ... 4,533 –
a,b
5273714.SQ.FTS.B, 4.563%, 11/08/33 ... 2,002 –
a,b
5276774.SQ.FTS.B, 4.556%, 11/09/33 ... 3,264 –
a,b
5280986.SQ.FTS.B, 4.555%, 11/10/33 ... 1,327 –
a,b
5284007.SQ.FTS.B, 4.403%, 11/11/33 ... 1,049 –
a,b
5289917.SQ.FTS.B, 3.774%, 11/12/33 ... 702 –
a,b
5287039.SQ.FTS.B, 4.475%, 11/12/33 ... 8,749 –
a,b
5288567.SQ.FTS.B, 6.146%, 11/12/33 ... 487 –
a,b
5292026.SQ.FTS.B, 4.719%, 11/13/33 ... 5,106 –
a,b
5293955.SQ.FTS.B, 4.721%, 11/14/33 ... 5,278 –
a,b
5293907.SQ.FTS.B, 4.874%, 11/14/33 ... 2,714 –
a,b
5295255.SQ.FTS.B, 3.303%, 11/16/33 ... 1,890 1
a,b
5296246.SQ.FTS.B, 4.26%, 11/16/33 .... 1,628 –
a,b
5300323.SQ.FTS.B, 4.569%, 11/17/33 ... 1,387 –
a,b
5312373.SQ.FTS.B, 4.56%, 11/18/33 .... 721 –
a,b
5317481.SQ.FTS.B, 4.528%, 11/19/33 ... 593 –
a,b
5319057.SQ.FTS.B, 5.031%, 11/19/33 ... 2,284 –
a,b
5325009.SQ.FTS.B, 3.047%, 11/22/33 ... 6,356 –
a,b
5325109.SQ.FTS.B, 4.114%, 11/22/33 ... 3,741 –
a,b
5325953.SQ.FTS.B, 3.673%, 11/23/33 ... 26,736 1
a,b
5331997.SQ.FTS.B, 3.29%, 11/24/33 .... 1,138 –
a,b
5333772.SQ.FTS.B, 3.324%, 11/24/33 ... 967 –
a,b
5334010.SQ.FTS.B, 3.33%, 11/24/33 .... 435 –
a,b
5332017.SQ.FTS.B, 4.403%, 11/24/33 ... 3,457 –
a,b
5334017.SQ.FTS.B, 4.403%, 11/24/33 ... 710 –
a,b
5334919.SQ.FTS.B, 4.56%, 11/24/33 .... 1,216 –
a,b
5332382.SQ.FTS.B, 4.858%, 11/24/33 ... 1,453 –
a,b
5333523.SQ.FTS.B, 4.881%, 11/24/33 ... 620 –
a,b
5337318.SQ.FTS.B, 3.962%, 11/25/33 ... 1,470 –
a,b
5336258.SQ.FTS.B, 4.558%, 11/25/33 ... 4,115 –
a,b
5365379.SQ.FTS.B, 4.56%, 11/26/33 .... 768 –
a,b
5364900.SQ.FTS.B, 4.571%, 11/26/33 ... 1,391 –
a,b
5377413.SQ.FTS.B, 3.944%, 11/27/33 ... 944 –
a,b
5378585.SQ.FTS.B, 3.953%, 11/27/33 ... 392 –
a,b
5369148.SQ.FTS.B, 4.354%, 11/27/33 ... 969 –
a,b
5377620.SQ.FTS.B, 4.414%, 11/27/33 ... 13,408 2
a,b
5397535.SQ.FTS.B, 3.585%, 11/30/33 ... 5,543 –
a,b
5393796.SQ.FTS.B, 5.031%, 11/30/33 ... 8 –
a,b
5408127.SQ.FTS.B, 3.774%, 12/01/33 ... 1,021 –
a,b
5412734.SQ.FTS.B, 3.992%, 12/01/33 ... 8,127 –
a,b
5413423.SQ.FTS.B, 4.879%, 12/01/33 ... 2,550 –

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
5411388.SQ.FTS.B, 5.031%, 12/01/33 ... $ 563 $ –
a,b
5447961.SQ.FTS.B, 4.557%, 12/02/33 ... 697 –
a,b
5472760.SQ.FTS.B, 4.479%, 12/04/33 ... 3,648 –
a,b
5475686.SQ.FTS.B, 4.56%, 12/06/33 .... 2,736 –
a,b
5479438.SQ.FTS.B, 4.866%, 12/06/33 ... 631 –
a,b
5480752.SQ.FTS.B, 5.031%, 12/06/33 ... 3,098 –
a,b
5505930.SQ.FTS.B, 6.289%, 12/07/33 ... 1,048 –
a,b
5518310.SQ.FTS.B, 3.913%, 12/08/33 ... 390 –
a,b
5515187.SQ.FTS.B, 4.403%, 12/08/33 ... 4,692 –
a,b
5516154.SQ.FTS.B, 4.72%, 12/08/33 .... 12,489 –
a,b
5507000.SQ.FTS.B, 4.758%, 12/08/33 ... 38,614 1
a,b
5533995.SQ.FTS.B, 3.277%, 12/09/33 ... 813 –
a,b
5534121.SQ.FTS.B, 5.031%, 12/09/33 ... 5,159 –
a,b
5534689.SQ.FTS.B, 3.346%, 12/10/33 ... 3,849 –
a,b
5537817.SQ.FTS.B, 4.193%, 12/10/33 ... 798 –
a,b
5537728.SQ.FTS.B, 4.447%, 12/10/33 ... 2,668 –
a,b
5535547.SQ.FTS.B, 4.724%, 12/10/33 ... 4,404 –
a,b
5537953.SQ.FTS.B, 5.029%, 12/10/33 ... 4,030 –
a,b
5539948.SQ.FTS.B, 4.239%, 12/11/33 ... 1,314 –
a,b
5541083.SQ.FTS.B, 2.917%, 12/12/33 ... 114 –
a,b
5541094.SQ.FTS.B, 4.721%, 12/12/33 ... 5,085 –
a,b
5546515.SQ.FTS.B, 4.556%, 12/13/33 ... 2,064 –
a,b
5552344.SQ.FTS.B, 3.537%, 12/14/33 ... 1,674 –
a,b
5547946.SQ.FTS.B, 5.031%, 12/14/33 ... 1,134 –
a,b
5554641.SQ.FTS.B, 3.292%, 12/15/33 ... 62,255 –
a,b
5556696.SQ.FTS.B, 5.344%, 12/15/33 ... 5,553 1
a,b
5563038.SQ.FTS.B, 4.564%, 12/16/33 ... 4,772 –
a,b
5562047.SQ.FTS.B, 4.565%, 12/16/33 ... 3,095 –
a,b
5564628.SQ.FTS.B, 3.302%, 12/17/33 ... 2,787 –
a,b
5565992.SQ.FTS.B, 4.875%, 12/17/33 ... 2,616 –
a,b
5568881.SQ.FTS.B, 3.298%, 12/19/33 ... 1,314 –
a,b
5569070.SQ.FTS.B, 4.568%, 12/19/33 ... 29,610 –
a,b
5572327.SQ.FTS.B, 4.572%, 12/20/33 ... 243 –
a,b
5574351.SQ.FTS.B, 4.403%, 12/21/33 ... 10,696 1
a,b
5573406.SQ.FTS.B, 4.546%, 12/21/33 ... 363 –
a,b
5575886.SQ.FTS.B, 4.557%, 12/21/33 ... 894 –
a,b
5586899.SQ.FTS.B, 3.653%, 12/24/33 ... 2,468 –
a,b
5585522.SQ.FTS.B, 4.55%, 12/24/33 .... 445 –
a,b
5588173.SQ.FTS.B, 3.774%, 12/25/33 ... 2,866 –
a,b
5589322.SQ.FTS.B, 4.564%, 12/26/33 ... 4,040 –
a,b
5588832.SQ.FTS.B, 4.719%, 12/26/33 ... 7,140 –
a,b
5594180.SQ.FTS.B, 2.869%, 12/28/33 ... 732 –
a,b
5595624.SQ.FTS.B, 4.567%, 12/28/33 ... 789 –
a,b
5600496.SQ.FTS.B, 2.664%, 12/29/33 ... 371 –
a,b
5599728.SQ.FTS.B, 2.797%, 12/29/33 ... 4,867 –
a,b
5597497.SQ.FTS.B, 4.56%, 12/29/33 .... 1,451 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
5600632.SQ.FTS.B, 5.031%, 12/29/33 ... $ 3,133 $ –
a,b
5600526.SQ.FTS.B, 5.296%, 12/29/33 ... 1,008 –
a,b
5611517.SQ.FTS.B, 4.558%, 12/30/33 ... 2,001 –
a,b
5612507.SQ.FTS.B, 4.56%, 12/30/33 .... 11,600 1
a,b
5616046.SQ.FTS.B, 2.619%, 1/01/34 .... 1,631 –
a,b
5616216.SQ.FTS.B, 3.563%, 1/01/34 .... 5,841 1
a,b
5614938.SQ.FTS.B, 4.555%, 1/01/34 .... 2,188 –
a,b
5618116.SQ.FTS.B, 4.875%, 1/02/34 .... 8,099 1
a,b
5618863.SQ.FTS.B, 3.774%, 1/03/34 .... 1,492 –
a,b
5619959.SQ.FTS.B, 4.559%, 1/04/34 .... 2,374 –
a,b
5620066.SQ.FTS.B, 4.566%, 1/04/34 .... 2,868 –
a,b
5619464.SQ.FTS.B, 4.582%, 1/04/34 .... 646 –
a,b
5623363.SQ.FTS.B, 4.559%, 1/05/34 .... 10,990 –
a,b
5624299.SQ.FTS.B, 4.712%, 1/05/34 .... 6,091 –
a,b
5630151.SQ.FTS.B, 3.936%, 1/06/34 .... 506 –
a,b
5647775.SQ.FTS.B, 4.257%, 1/07/34 .... 1,305 –
a,b
5654133.SQ.FTS.B, 4.875%, 1/08/34 .... 32,774 –
a,b
5655643.SQ.FTS.B, 3.936%, 1/09/34 .... 4,363 –
a,b
5656207.SQ.FTS.B, 4.559%, 1/09/34 .... 8,733 1
a,b
5663245.SQ.FTS.B, 3.302%, 1/11/34 .... 500 –
a,b
5663983.SQ.FTS.B, 3.826%, 1/11/34 .... 461 –
a,b
5662691.SQ.FTS.B, 4.56%, 1/11/34 ..... 573 –
a,b
5666806.SQ.FTS.B, 3.304%, 1/12/34 .... 13,430 –
a,b
5671581.SQ.FTS.B, 4.559%, 1/12/34 .... 18,583 –
a,b
5673210.SQ.FTS.B, 3.934%, 1/13/34 .... 2,838 –
a,b
5675130.SQ.FTS.B, 4.718%, 1/13/34 .... 490 –
a,b
5695450.SQ.FTS.B, 3.323%, 1/14/34 .... 26,182 1
a,b
5694816.SQ.FTS.B, 3.38%, 1/14/34 ..... 1,074 –
a,b
5689248.SQ.FTS.B, 4.556%, 1/14/34 .... 1,934 –
a,b
5700432.SQ.FTS.B, 4.193%, 1/15/34 .... 929 –
a,b
5696963.SQ.FTS.B, 4.559%, 1/15/34 .... 8,836 –
a,b
5703401.SQ.FTS.B, 5.031%, 1/17/34 .... 1,653 –
a,b
5703743.SQ.FTS.B, 5.031%, 1/17/34 .... 855 –
a,b
5708905.SQ.FTS.B, 3.906%, 1/18/34 .... 553 –
a,b
5709549.SQ.FTS.B, 4.174%, 1/18/34 .... 12,160 –
a,b
5708392.SQ.FTS.B, 4.561%, 1/18/34 .... 9,171 –
a,b
5706022.SQ.FTS.B, 5.179%, 1/18/34 .... 194 –
a,b
5721102.SQ.FTS.B, 4.871%, 1/20/34 .... 1,302 –
a,b
5728577.SQ.FTS.B, 4.56%, 1/21/34 ..... 3,241 –
a,b
5732624.SQ.FTS.B, 4.56%, 1/22/34 ..... 11,619 –
a,b
5731303.SQ.FTS.B, 4.574%, 1/22/34 .... 1,418 –
a,b
5735573.SQ.FTS.B, 4.403%, 1/24/34 .... 5,816 1
a,b
5737632.SQ.FTS.B, 3.931%, 1/25/34 .... 5,796 –
a,b
5741303.SQ.FTS.B, 4.567%, 1/26/34 .... 2,044 –
a,b
5751520.SQ.FTS.B, 3.308%, 1/28/34 .... 2,991 –
a,b
5754310.SQ.FTS.B, 3.164%, 1/29/34 .... 1,070 –

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
5756610.SQ.FTS.B, 3.774%, 1/29/34 .... $ 4,556 $ –
a,b
5757607.SQ.FTS.B, 3.929%, 1/31/34 .... 9,346 –
a,b
5760954.SQ.FTS.B, 4.102%, 2/01/34 .... 2,824 –
a,b
5758291.SQ.FTS.B, 4.565%, 2/01/34 .... 5,772 –
a,b
5767488.SQ.FTS.B, 4.566%, 2/03/34 .... 1,220 –
a,b
5773116.SQ.FTS.B, 4.87%, 2/04/34 ..... 3,729 –
a,b
5777772.SQ.FTS.B, 4.558%, 2/05/34 .... 8,178 –
a,b
5778008.SQ.FTS.B, 4.687%, 2/05/34 .... 4,729 –
a,b
5781951.SQ.FTS.B, 4.557%, 2/08/34 .... 4,019 –
a,b
5784874.SQ.FTS.B, 5.153%, 2/09/34 .... 3,818 –
a,b
5792518.SQ.FTS.B, 4.876%, 2/10/34 .... 16,456 –
a,b
5802478.SQ.FTS.B, 3.774%, 2/11/34 .... 7,637 –
a,b
5812068.SQ.FTS.B, 3.302%, 2/12/34 .... 2,493 –
a,b
5809201.SQ.FTS.B, 3.975%, 2/12/34 .... 718 –
a,b
5812645.SQ.FTS.B, 4.529%, 2/12/34 .... 2,690 –
a,b
5810852.SQ.FTS.B, 4.558%, 2/12/34 .... 3,602 –
a,b
5813253.SQ.FTS.B, 4.558%, 2/12/34 .... 7,311 –
a,b
5813184.SQ.FTS.B, 4.894%, 2/12/34 .... 1,676 –
a,b
5813462.SQ.FTS.B, 4.687%, 2/13/34 .... 1,394 –
a,b
5814016.SQ.FTS.B, 4.876%, 2/13/34 .... 2,868 –
a,b
5814576.SQ.FTS.B, 3.308%, 2/14/34 .... 2,223 –
a,b
5816945.SQ.FTS.B, 4.876%, 2/15/34 .... 4,384 –
a,b
5815447.SQ.FTS.B, 5.156%, 2/15/34 .... 1,227 –
a,b
5817070.SQ.FTS.B, 5.158%, 2/15/34 .... 30,140 –
a,b
5823345.SQ.FTS.B, 3.944%, 2/17/34 .... 1,884 –
a,b
5825002.SQ.FTS.B, 4.56%, 2/17/34 ..... 35,998 –
a,b
5823283.SQ.FTS.B, 4.633%, 2/17/34 .... 18 –
a,b
5824742.SQ.FTS.B, 4.688%, 2/17/34 .... 3,322 –
a,b
5825354.SQ.FTS.B, 4.723%, 2/17/34 .... 4,905 –
a,b
5827842.SQ.FTS.B, 4.561%, 2/18/34 .... 7,668 –
a,b
5830440.SQ.FTS.B, 4.562%, 2/18/34 .... 2,577 –
a,b
5828926.SQ.FTS.B, 4.685%, 2/18/34 .... 17,907 –
a,b
5832209.SQ.FTS.B, 4.403%, 2/19/34 .... 26,120 –
a,b
5832609.SQ.FTS.B, 4.929%, 2/19/34 .... 2,194 –
a,b
5834318.SQ.FTS.B, 3.304%, 2/20/34 .... 8,185 –
a,b
5834294.SQ.FTS.B, 4.537%, 2/20/34 .... 502 –
a,b
5835079.SQ.FTS.B, 5.031%, 2/20/34 .... 683 –
a,b
5837211.SQ.FTS.B, 4.56%, 2/22/34 ..... 2,901 –
a,b
5837315.SQ.FTS.B, 4.561%, 2/22/34 .... 4,547 –
a,b
5837252.SQ.FTS.B, 5.262%, 2/22/34 .... 1,427 –
a,b
5840394.SQ.FTS.B, 4.809%, 2/23/34 .... 7,735 –
a,b
5839815.SQ.FTS.B, 4.859%, 2/23/34 .... 615 –
a,b
5842093.SQ.FTS.B, 4.874%, 2/23/34 .... 1,240 –
a,b
5851647.SQ.FTS.B, 4.534%, 2/25/34 .... 1,396 –
a,b
5848551.SQ.FTS.B, 4.685%, 2/25/34 .... 1,094 –
a,b
5852027.SQ.FTS.B, 4.82%, 2/26/34 ..... 497 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
5854311.SQ.FTS.B, 5.158%, 2/26/34 .... $ 663 $ –
a,b
5853740.SQ.FTS.B, 5.288%, 2/26/34 .... 2,104 –
a,b
5855240.SQ.FTS.B, 5.19%, 2/27/34 ..... 6,098 –
a,b
5866864.SQ.FTS.B, 4.019%, 2/28/34 .... 2,964 –
a,b
5857039.SQ.FTS.B, 4.523%, 2/28/34 .... 219 –
a,b
5861134.SQ.FTS.B, 4.529%, 2/28/34 .... 14,061 2
a,b
5866568.SQ.FTS.B, 4.617%, 2/28/34 .... 2,638 –
a,b
5855911.SQ.FTS.B, 4.687%, 2/28/34 .... 2,925 –
a,b
5861125.SQ.FTS.B, 4.772%, 2/28/34 .... 619 –
a,b
5862630.SQ.FTS.B, 5.067%, 2/28/34 .... 5,065 –
a,b
5873819.SQ.FTS.B, 5.09%, 3/01/34 ..... 1,232 –
a,b
5874482.SQ.FTS.B, 4.762%, 3/02/34 .... 657 –
a,b
5874329.SQ.FTS.B, 5.179%, 3/02/34 .... 422 –
a,b
5877776.SQ.FTS.B, 5.458%, 3/03/34 .... 691 –
a,b
5878846.SQ.FTS.B, 5.302%, 3/05/34 .... 356 –
a,b
5885192.SQ.FTS.B, 5.384%, 3/07/34 .... 2,394 –
a,b
5884477.SQ.FTS.B, 5.518%, 3/07/34 .... 988 –
a,b
5883334.SQ.FTS.B, 5.524%, 3/07/34 .... 1,109 –
a,b
5889080.SQ.FTS.B, 4.718%, 3/08/34 .... 771 –
a,b
5889436.SQ.FTS.B, 4.844%, 3/08/34 .... 14,724 –
a,b
5889875.SQ.FTS.B, 5.174%, 3/08/34 .... 97 –
a,b
5889597.SQ.FTS.B, 5.287%, 3/08/34 .... 1,085 –
a,b
5894091.SQ.FTS.B, 4.599%, 3/09/34 .... 2,167 –
a,b
5893929.SQ.FTS.B, 4.751%, 3/09/34 .... 788 –
a,b
5893541.SQ.FTS.B, 5.441%, 3/09/34 .... 4,112 –
a,b
5893815.SQ.FTS.B, 5.451%, 3/09/34 .... 1,195 –
a,b
5898769.SQ.FTS.B, 3.93%, 3/12/34 ..... 2,169 –
a,b
5898320.SQ.FTS.B, 5.031%, 3/12/34 .... 8,262 –
a,b
5900989.SQ.FTS.B, 3.935%, 3/13/34 .... 5,386 –
a,b
5900390.SQ.FTS.B, 4.434%, 3/13/34 .... 13,495 –
a,b
5900600.SQ.FTS.B, 5.093%, 3/13/34 .... 7,701 –
a,b
5903864.SQ.FTS.B, 5.043%, 3/14/34 .... 2,296 –
a,b
5911495.SQ.FTS.B, 4.309%, 3/16/34 .... 40,359 3
a,b
5910869.SQ.FTS.B, 5.031%, 3/16/34 .... 2,092 –
a,b
5913989.SQ.FTS.B, 5.445%, 3/17/34 .... 1,336 –
a,b
5914396.SQ.FTS.B, 5.177%, 3/18/34 .... 1,467 –
a,b
5915505.SQ.FTS.B, 5.283%, 3/19/34 .... 16,318 1
a,b
5917707.SQ.FTS.B, 5.541%, 3/19/34 .... 3,053 –
a,b
5921285.SQ.FTS.B, 4.747%, 3/20/34 .... 2,698 –
a,b
5921918.SQ.FTS.B, 5.156%, 3/20/34 .... 11,547 –
a,b
5923022.SQ.FTS.B, 5.284%, 3/21/34 .... 1,435 –
a,b
5934059.SQ.FTS.B, 5.076%, 3/24/34 .... 1,242 –
a,b
5934219.SQ.FTS.B, 5.158%, 3/24/34 .... 22,371 –
a,b
5934730.SQ.FTS.B, 4.74%, 3/25/34 ..... 2,564 –
a,b
5936923.SQ.FTS.B, 4.526%, 3/26/34 .... 9,927 –
a,b
5938584.SQ.FTS.B, 5.097%, 3/26/34 .... 6,806 –

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
5937124.SQ.FTS.B, 5.189%, 3/26/34 .... $ 181 $ –
a,b
5941367.SQ.FTS.B, 4.717%, 3/27/34 .... 4,768 –
a,b
5945082.SQ.FTS.B, 3.927%, 3/28/34 .... 2,500 –
a,b
5943947.SQ.FTS.B, 4.74%, 3/28/34 ..... 1,308 –
a,b
5945214.SQ.FTS.B, 5.367%, 3/28/34 .... 656 –
a,b
5950686.SQ.FTS.B, 4.744%, 3/29/34 .... 810 –
a,b
5954440.SQ.FTS.B, 4.843%, 3/30/34 .... 7,514 –
a,b
5953097.SQ.FTS.B, 5.031%, 3/30/34 .... 885 –
a,b
5956888.SQ.FTS.B, 4.221%, 4/02/34 .... 2,980 –
a,b
5956650.SQ.FTS.B, 5.084%, 4/02/34 .... 182 –
a,b
5956268.SQ.FTS.B, 5.096%, 4/02/34 .... 609 –
a,b
5960434.SQ.FTS.B, 5.182%, 4/03/34 .... 375 –
a,b
5959931.SQ.FTS.B, 5.429%, 4/03/34 .... 1,644 –
a,b
5959978.SQ.FTS.B, 5.543%, 4/03/34 .... 1,182 –
a,b
5966156.SQ.FTS.B, 4.03%, 4/05/34 ..... 4,893 –
a,b
5964109.SQ.FTS.B, 5.28%, 4/05/34 ..... 3,134 1
a,b
5980129.SQ.FTS.B, 4.947%, 4/10/34 .... 695 –
a,b
5981924.SQ.FTS.B, 4.843%, 4/11/34 .... 12,026 1
a,b
5983869.SQ.FTS.B, 5.031%, 4/11/34 .... 1,723 –
a,b
5983705.SQ.FTS.B, 5.441%, 4/11/34 .... 4,402 –
a,b
5986027.SQ.FTS.B, 5.095%, 4/12/34 .... 3,601 –
a,b
5991404.SQ.FTS.B, 4.591%, 4/13/34 .... 1,408 1
a,b
5995853.SQ.FTS.B, 4.028%, 4/14/34 .... 7,553 –
a,b
5995769.SQ.FTS.B, 4.938%, 4/14/34 .... 4,698 –
a,b
5996582.SQ.FTS.B, 5.428%, 4/15/34 .... 330 –
a,b
6000328.SQ.FTS.B, 5.275%, 4/17/34 .... 2,618 –
a,b
6001519.SQ.FTS.B, 4.591%, 4/18/34 .... 505 –
a,b
6010572.SQ.FTS.B, 4.216%, 4/20/34 .... 6,145 –
a,b
6010705.SQ.FTS.B, 4.906%, 4/20/34 .... 4,090 –
a,b
6015748.SQ.FTS.B, 4.756%, 4/21/34 .... 3,151 –
a,b
6023977.SQ.FTS.B, 5.196%, 4/25/34 .... 871 –
a,b
6024354.SQ.FTS.B, 5.439%, 4/26/34 .... 4,215 –
a,b
6037378.SQ.FTS.B, 4.751%, 4/29/34 .... 732 –
a,b
6038361.SQ.FTS.B, 4.526%, 4/30/34 .... 2,968 –
a,b
6057823.SQ.FTS.B, 4.905%, 5/04/34 .... 17,364 –
a,b
6063087.SQ.FTS.B, 4.305%, 5/07/34 .... 4,299 –
a,b
6064155.SQ.FTS.B, 5.379%, 5/08/34 .... 694 –
a,b
6064464.SQ.FTS.B, 5.542%, 5/08/34 .... 3,001 –
a,b
6111911.SQ.FTS.B, 5.379%, 5/09/34 ..... 1,257 1
a,b
6120978.SQ.FTS.B, 4.769%, 5/10/34 .... 836 –
a,b
6123828.SQ.FTS.B, 4.906%, 5/10/34 .... 15,343 –
a,b
6122851.SQ.FTS.B, 5.157%, 5/10/34 .... 5,276 –
a,b
6122683.SQ.FTS.B, 5.438%, 5/10/34 .... 9,407 –
a,b
6126543.SQ.FTS.B, 5.457%, 5/12/34 .... 452 –
a,b
6127052.SQ.FTS.B, 5.539%, 5/13/34 .... 2,897 –
a,b
6134462.SQ.FTS.B, 4.527%, 5/15/34 .... 5,519 1
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
6143084.SQ.FTS.B, 5.515%, 5/17/34 .... $ 140 $ –
a,b
6145383.SQ.FTS.B, 5.158%, 5/18/34 .... 25,311 1
a,b
6147718.SQ.FTS.B, 5.373%, 5/20/34 .... 3,339 –
a,b
6147775.SQ.FTS.B, 5.453%, 5/20/34 .... 1,022 –
a,b
6149657.SQ.FTS.B, 4.748%, 5/21/34 .... 8,931 –
a,b
6149268.SQ.FTS.B, 5.031%, 5/21/34 .... 3,411 –
a,b
6154074.SQ.FTS.B, 4.534%, 5/22/34 .... 4,237 –
a,b
6160262.SQ.FTS.B, 4.751%, 5/23/34 .... 4,566 –
a,b
6159444.SQ.FTS.B, 4.901%, 5/23/34 .... 605 –
a,b
6161261.SQ.FTS.B, 5.287%, 5/24/34 .... 1,545 –
a,b
6164819.SQ.FTS.B, 5.444%, 5/26/34 .... 480 –
a,b
6164962.SQ.FTS.B, 5.445%, 5/26/34 .... 3,092 –
a,b
6169262.SQ.FTS.B, 5.444%, 5/28/34 .... 142 –
a,b
6173109.SQ.FTS.B, 4.311%, 5/29/34 .... 732 –
a,b
6173073.SQ.FTS.B, 4.906%, 5/29/34 .... 1,600 –
a,b
6185954.SQ.FTS.B, 5.441%, 6/03/34 .... 1,742 –
a,b
6185770.SQ.FTS.B, 5.547%, 6/03/34 .... 2,564 –
a,b
6190982.SQ.FTS.B, 4.314%, 6/05/34 .... 4,546 –
a,b
6191154.SQ.FTS.B, 5.532%, 6/06/34 .... 2,148 –
a,b
6209210.SQ.FTS.B, 4.309%, 6/09/34 .... 6,712 1
a,b
6209706.SQ.FTS.B, 5.036%, 6/10/34 .... 2,323 –
a,b
6211694.SQ.FTS.B, 5.372%, 6/12/34 .... 3,075 –
a,b
6217699.SQ.FTS.B, 4.748%, 6/13/34 .... 3,192 –
a,b
6217315.SQ.FTS.B, 5.031%, 6/13/34 .... 687 –
a,b
6220586.SQ.FTS.B, 5.031%, 6/14/34 .... 3,429 –
a,b
6220625.SQ.FTS.B, 5.378%, 6/14/34 .... 8,814 –
a,b
6227194.SQ.FTS.B, 5.02%, 6/16/34 ..... 1,771 –
a,b
6236255.SQ.FTS.B, 5.436%, 6/18/34 .... 2,023 –
a,b
6237088.SQ.FTS.B, 4.742%, 6/19/34 .... 1,309 –
a,b
6237213.SQ.FTS.B, 5.438%, 6/19/34 .... 994 –
a,b
6243468.SQ.FTS.B, 4.969%, 6/20/34 .... 12,676 –
a,b
6243792.SQ.FTS.B, 5.374%, 6/21/34 .... 2,999 –
a,b
6245571.SQ.FTS.B, 5.674%, 6/21/34 .... 502 –
a,b
6254473.SQ.FTS.B, 5.251%, 6/23/34 .... 13,950 –
a,b
6254361.SQ.FTS.B, 5.374%, 6/23/34 .... 1,745 –
a,b
6254841.SQ.FTS.B, 5.443%, 6/23/34 .... 4,682 –
a,b
6259695.SQ.FTS.B, 5.545%, 6/27/34 .... 2,225 –
a,b
6265153.SQ.FTS.B, 5.127%, 6/29/34 .... 11,421 –
a,b
6266370.SQ.FTS.B, 5.252%, 6/29/34 .... 5,770 –
a,b
6275326.SQ.FTS.B, 5.44%, 7/03/34 ..... 2,114 –
a,b
6277033.SQ.FTS.B, 5.25%, 7/04/34 ..... 3,011 –
a,b
6278139.SQ.FTS.B, 5.61%, 7/04/34 ..... 931 –
a,b
6282812.SQ.FTS.B, 4.969%, 7/06/34 .... 15,894 –
a,b
6285291.SQ.FTS.B, 4.969%, 7/06/34 .... 21,510 –
a,b
6285821.SQ.FTS.B, 5.609%, 7/07/34 .... 1,998 –
a,b
6300866.SQ.FTS.B, 5.66%, 7/13/34 ..... 274 –

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
6309341.SQ.FTS.B, 5.767%, 7/18/34 .... $ 1,719 $ –
a,b
6314763.SQ.FTS.B, 4.749%, 7/19/34 .... 982 –
a,b
6319056.SQ.FTS.B, 4.748%, 7/21/34 .... 430 –
a,b
6351823.SQ.FTS.B, 4.966%, 7/24/34 .... 1,939 –
a,b
6353581.SQ.FTS.B, 5.118%, 7/24/34 .... 916 –
a,b
6351975.SQ.FTS.B, 5.478%, 7/24/34 .... 2,638 –
a,b
6359468.SQ.FTS.B, 5.627%, 7/26/34 .... 432 –
a,b
6370285.SQ.FTS.B, 5.757%, 7/30/34 .... 1,998 –
a,b
6372961.SQ.FTS.B, 5.377%, 7/31/34 .... 57,137 –
a,b
6379092.SQ.FTS.B, 5.66%, 8/02/34 ..... 954 –
a,b
6382243.SQ.FTS.B, 4.969%, 8/03/34 .... 40,502 –
a,b
6386635.SQ.FTS.B, 4.99%, 8/05/34 ..... 1,423 –
a,b
6389269.SQ.FTS.B, 5.373%, 8/06/34 .... 5,046 –
a,b
6389202.SQ.FTS.B, 5.751%, 8/06/34 .... 3,677 –
a,b
6392987.SQ.FTS.B, 4.75%, 8/07/34 ..... 7,102 –
a,b
6392793.SQ.FTS.B, 5.48%, 8/07/34 ..... 432 –
a,b
6393441.SQ.FTS.B, 4.971%, 8/08/34 .... 2,464 –
a,b
6404033.SQ.FTS.B, 4.755%, 8/11/34 .... 2,159 –
a,b
6410608.SQ.FTS.B, 5.471%, 8/14/34 .... 23,537 –
a,b
6413090.SQ.FTS.B, 5.251%, 8/15/34 .... 14,328 –
a,b
6422493.SQ.FTS.B, 4.96%, 8/17/34 ..... 96 –
a,b
6424176.SQ.FTS.B, 4.969%, 8/18/34 .... 22,930 2
a,b
6427394.SQ.FTS.B, 4.75%, 8/21/34 ..... 24,524 –
a,b
6427044.SQ.FTS.B, 5.471%, 8/21/34 .... 637 –
a,b
6431015.SQ.FTS.B, 4.969%, 8/22/34 .... 2,894 –
a,b
6439616.SQ.FTS.B, 4.969%, 8/23/34 .... 2,924 –
a,b
6439850.SQ.FTS.B, 5.472%, 8/23/34 .... 7,981 –
a,b
6436390.SQ.FTS.B, 5.597%, 8/23/34 .... 3,413 –
a,b
6442480.SQ.FTS.B, 5.383%, 8/24/34 .... 1,919 –
a,b
6451818.SQ.FTS.B, 4.528%, 8/28/34 .... 32,683 1
a,b
6452723.SQ.FTS.B, 4.75%, 8/28/34 ..... 1,840 –
a,b
6454314.SQ.FTS.B, 4.97%, 9/01/34 ..... 6,133 –
a,b
6461434.SQ.FTS.B, 5.252%, 9/03/34 .... 6,632 1
a,b
6464078.SQ.FTS.B, 5.121%, 9/04/34 .... 818 –
a,b
6467555.SQ.FTS.B, 5.377%, 9/06/34 .... 3,596 –
a,b
6465421.SQ.FTS.B, 5.451%, 9/06/34 .... 1,180 –
a,b
6470092.SQ.FTS.B, 5.469%, 9/07/34 .... 3,576 –
a,b
6475454.SQ.FTS.B, 5.126%, 9/08/34 .... 2,557 –
a,b
6475554.SQ.FTS.B, 5.597%, 9/08/34 .... 8,062 –
a,b
6481328.SQ.FTS.B, 4.748%, 9/09/34 .... 6,302 –
a,b
6483513.SQ.FTS.B, 4.528%, 9/10/34 .... 7,992 –
a,b
6484336.SQ.FTS.B, 5.253%, 9/10/34 .... 22,221 1
a,b
6488356.SQ.FTS.B, 5.66%, 9/13/34 ..... 3,633 –
a,b
6496050.SQ.FTS.B, 5.598%, 9/15/34 .... 2,621 –
a,b
6503201.SQ.FTS.B, 4.755%, 9/17/34 .... 1,828 –
a,b
6508534.SQ.FTS.B, 5.66%, 9/20/34 ..... 3,125 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
6523267.SQ.FTS.B, 4.84%, 9/24/34 ..... $ 5,923 $ –
a,b
6531074.SQ.FTS.B, 5.031%, 9/28/34 .... 24,833 –
a,b
6533670.SQ.FTS.B, 5.44%, 9/28/34 ..... 2,210 1
a,b
6537472.SQ.FTS.B, 5.437%, 9/29/34 .... 2,567 –
a,b
6541353.SQ.FTS.B, 5.597%, 9/30/34 .... 727 –
a,b
6547411.SQ.FTS.B, 4.749%, 10/01/34 ... 14,177 1
a,b
6552948.SQ.FTS.B, 5.131%, 10/04/34 ... 1,758 –
a,b
6553144.SQ.FTS.B, 5.44%, 10/04/34 .... 734 –
a,b
6563116.SQ.FTS.B, 5.436%, 10/07/34 ... 626 –
a,b
6566625.SQ.FTS.B, 5.189%, 10/08/34 ... 10,420 –
a,b
6570679.SQ.FTS.B, 5.44%, 10/10/34 .... 15,812 –
a,b
6577981.SQ.FTS.B, 5.251%, 10/12/34 ... 10,021 –
a,b
6581786.SQ.FTS.B, 5.755%, 10/13/34 ... 584 –
a,b
6582337.SQ.FTS.B, 6.008%, 10/13/34 ... 569 –
a,b
6592468.SQ.FTS.B, 5.188%, 10/18/34 ... 26,389 –
a,b
6591444.SQ.FTS.B, 6.157%, 10/18/34 ... 1,914 –
a,b
6608375.SQ.FTS.B, 6.263%, 10/24/34 ... 1,568 –
a,b
6614457.SQ.FTS.B, 5.759%, 10/26/34 ... 2,216 –
a,b
6617414.SQ.FTS.B, 6.006%, 10/27/34 ... 2,152 –
a,b
6623607.SQ.FTS.B, 6.419%, 10/28/34 ... 2,737 –
a,b
6624957.SQ.FTS.B, 6.411%, 10/30/34 ... 3,183 –
a,b
6628247.SQ.FTS.B, 4.937%, 11/01/34 ... 3,665 –
a,b
6626404.SQ.FTS.B, 6.006%, 11/01/34 ... 693 –
a,b
6628104.SQ.FTS.B, 6.162%, 11/01/34 ... 8,424 –
a,b
6629787.SQ.FTS.B, 5.57%, 11/02/34 .... 7,692 –
a,b
6632388.SQ.FTS.B, 6.413%, 11/02/34 ... 6,201 –
a,b
6633231.SQ.FTS.B, 4.745%, 11/03/34 ... 238 –
a,b
6639032.SQ.FTS.B, 5.442%, 11/04/34 ... 11,342 –
a,b
6644191.SQ.FTS.B, 5.189%, 11/05/34 ... 32,363 –
a,b
6641907.SQ.FTS.B, 5.372%, 11/05/34 ... 3,766 –
a,b
6641788.SQ.FTS.B, 5.445%, 11/05/34 ... 1,794 –
a,b
6651688.SQ.FTS.B, 4.654%, 11/09/34 ... 53,478 –
a,b
6649660.SQ.FTS.B, 5.185%, 11/09/34 ... 121 –
a,b
6651437.SQ.FTS.B, 5.454%, 11/09/34 ... 494 –
a,b
6655130.SQ.FTS.B, 5.442%, 11/10/34 ... 888 –
a,b
6663871.SQ.FTS.B, 4.935%, 11/12/34 ... 3,838 –
a,b
6662849.SQ.FTS.B, 4.936%, 11/12/34 ... 4,461 –
a,b
6662189.SQ.FTS.B, 6.013%, 11/12/34 ... 858 –
a,b
6664005.SQ.FTS.B, 6.167%, 11/12/34 ... 3,617 –
a,b
6665226.SQ.FTS.B, 6.006%, 11/13/34 ... 660 –
a,b
6668780.SQ.FTS.B, 5.566%, 11/15/34 ... 9,273 –
a,b
6672424.SQ.FTS.B, 5.377%, 11/16/34 ... 4,203 4
a,b
6670037.SQ.FTS.B, 5.571%, 11/16/34 ... 6,805 –
a,b
6674961.SQ.FTS.B, 5.44%, 11/17/34 .... 5,853 –
a,b
6678696.SQ.FTS.B, 4.936%, 11/18/34 ... 19,360 –
a,b
6681578.SQ.FTS.B, 4.937%, 11/18/34 ... 10,776 –

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
6679343.SQ.FTS.B, 5.379%, 11/18/34 ... $ 3,191 $ –
a,b
6684387.SQ.FTS.B, 4.738%, 11/19/34 ... 1,197 –
a,b
6682519.SQ.FTS.B, 5.381%, 11/19/34 ... 771 –
a,b
6685009.SQ.FTS.B, 5.752%, 11/20/34 ... 2,633 –
a,b
6685907.SQ.FTS.B, 5.568%, 11/21/34 ... 5,699 –
a,b
6686639.SQ.FTS.B, 4.937%, 11/22/34 ... 1,131 –
a,b
6686940.SQ.FTS.B, 4.937%, 11/22/34 ... 2,880 –
a,b
6689856.SQ.FTS.B, 4.659%, 11/23/34 ... 4,087 –
a,b
6692529.SQ.FTS.B, 5.186%, 11/23/34 ... 6,099 –
a,b
6689979.SQ.FTS.B, 5.377%, 11/23/34 ... 12,919 –
a,b
6709316.SQ.FTS.B, 5.767%, 11/29/34 ... 108 –
a,b
6719810.SQ.FTS.B, 6.432%, 12/01/34 ... 1,571 –
a,b
6724464.SQ.FTS.B, 4.747%, 12/02/34 ... 9,907 –
a,b
6729931.SQ.FTS.B, 6.262%, 12/05/34 ... 5,140 –
a,b
6731838.SQ.FTS.B, 4.654%, 12/06/34 ... 5,855 –
a,b
6731255.SQ.FTS.B, 5.188%, 12/06/34 ... 1,286 –
a,b
6730881.SQ.FTS.B, 5.755%, 12/06/34 ... 5,559 –
a,b
6737291.SQ.FTS.B, 5.203%, 12/07/34 ... 1,511 –
a,b
6742103.SQ.FTS.B, 6.26%, 12/08/34 .... 970 –
a,b
6746092.SQ.FTS.B, 4.659%, 12/09/34 ... 1,222 –
a,b
6745247.SQ.FTS.B, 4.74%, 12/09/34 .... 775 –
a,b
6746977.SQ.FTS.B, 5.188%, 12/10/34 ... 15,911 –
a,b
6753247.SQ.FTS.B, 4.655%, 12/13/34 ... 9,691 –
a,b
6753008.SQ.FTS.B, 4.749%, 12/13/34 ... 6,085 –
a,b
6756294.SQ.FTS.B, 5.751%, 12/14/34 ... 756 –
a,b
6764489.SQ.FTS.B, 4.937%, 12/15/34 ... 21,402 –
a,b
6770530.SQ.FTS.B, 5.39%, 12/19/34 .... 1,058 –
a,b
6771134.SQ.FTS.B, 6.006%, 12/19/34 ... 18,256 –
a,b
6774551.SQ.FTS.B, 5.567%, 12/20/34 ... 17,810 –
a,b
6781272.SQ.FTS.B, 5.566%, 12/22/34 ... 37,439 –
a,b
6783369.SQ.FTS.B, 6.27%, 12/23/34 .... 1,854 –
a,b
6792314.SQ.FTS.B, 6.005%, 12/27/34 ... 6,421 –
a,b
6795315.SQ.FTS.B, 6.417%, 12/28/34 ... 1,229 –
a,b
6800044.SQ.FTS.B, 6.258%, 12/29/34 ... 4,752 –
a,b
6804745.SQ.FTS.B, 5.449%, 12/30/34 ... 180 –
a,b
6806677.SQ.FTS.B, 5.568%, 12/30/34 ... 3,293 –
a,b
6808256.SQ.FTS.B, 5.546%, 1/01/35 .... 794 –
a,b
6812850.SQ.FTS.B, 4.652%, 1/03/35 .... 1,848 –
a,b
6812517.SQ.FTS.B, 5.566%, 1/03/35 .... 14,910 –
a,b
6810642.SQ.FTS.B, 6.009%, 1/03/35 .... 5,633 –
a,b
6815367.SQ.FTS.B, 5.371%, 1/05/35 .... 1,775 –
a,b
6822097.SQ.FTS.B, 4.751%, 1/06/35 .... 1,805 –
a,b
6818955.SQ.FTS.B, 4.938%, 1/06/35 .... 7,512 –
a,b
6826532.SQ.FTS.B, 5.749%, 1/08/35 .... 3,960 –
a,b
6836269.SQ.FTS.B, 4.747%, 1/12/35 .... 758 –
a,b
6833875.SQ.FTS.B, 5.189%, 1/12/35 .... 1,457 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
6836478.SQ.FTS.B, 5.749%, 1/12/35 .... $ 673 $ –
a,b
6841626.SQ.FTS.B, 4.748%, 1/13/35 .... 5,625 –
a,b
6838796.SQ.FTS.B, 6.176%, 1/13/35 .... 1,173 –
a,b
6839643.SQ.FTS.B, 6.205%, 1/13/35 .... 576 –
a,b
6843667.SQ.FTS.B, 6.415%, 1/14/35 .... 32,216 –
a,b
6845960.SQ.FTS.B, 4.748%, 1/15/35 .... 2,477 –
a,b
6846131.SQ.FTS.B, 5.747%, 1/15/35 .... 690 –
a,b
6846797.SQ.FTS.B, 5.191%, 1/16/35 .... 623 –
a,b
6846652.SQ.FTS.B, 5.773%, 1/16/35 .... 183 –
a,b
6849498.SQ.FTS.B, 4.655%, 1/17/35 .... 5,530 –
a,b
6849711.SQ.FTS.B, 4.743%, 1/17/35 .... 628 –
a,b
6849119.SQ.FTS.B, 5.563%, 1/17/35 .... 196 –
a,b
6848265.SQ.FTS.B, 6.172%, 1/17/35 .... 1,144 –
a,b
6852615.SQ.FTS.B, 4.756%, 1/18/35 .... 1,041 –
a,b
6855849.SQ.FTS.B, 4.653%, 1/19/35 .... 3,144 –
a,b
6862957.SQ.FTS.B, 6.254%, 1/21/35 .... 4,171 –
a,b
6871369.SQ.FTS.B, 5.567%, 1/25/35 .... 499 –
a,b
6871155.SQ.FTS.B, 6.012%, 1/25/35 .... 3,560 –
a,b
6873383.SQ.FTS.B, 6.15%, 1/26/35 ..... 334 –
a,b
6880856.SQ.FTS.B, 5.366%, 1/28/35 .... 1,568 –
a,b
6884787.SQ.FTS.B, 6.262%, 1/29/35 .... 3,067 –
a,b
6889119.SQ.FTS.B, 6.008%, 1/31/35 .... 3,513 –
a,b
6889109.SQ.FTS.B, 6.258%, 1/31/35 .... 1,082 –
a,b
6891067.SQ.FTS.B, 6.255%, 2/01/35 .... 5,566 –
a,b
6895588.SQ.FTS.B, 4.657%, 2/02/35 .... 10,603 –
a,b
6893023.SQ.FTS.B, 5.378%, 2/02/35 .... 14,273 1
a,b
6899300.SQ.FTS.B, 4.643%, 2/03/35 .... 1,221 –
a,b
6899194.SQ.FTS.B, 4.754%, 2/03/35 .... 463 –
a,b
6903284.SQ.FTS.B, 4.654%, 2/04/35 .... 3,163 –
a,b
6904989.SQ.FTS.B, 5.189%, 2/05/35 .... 22,112 –
a,b
6904822.SQ.FTS.B, 5.573%, 2/05/35 .... 285 –
a,b
6908001.SQ.FTS.B, 5.565%, 2/07/35 .... 23,167 –
a,b
6909141.SQ.FTS.B, 5.379%, 2/08/35 .... 19,068 –
a,b
6913052.SQ.FTS.B, 4.942%, 2/09/35 .... 2,970 –
a,b
6914678.SQ.FTS.B, 5.758%, 2/09/35 .... 3,385 –
a,b
6916173.SQ.FTS.B, 5.577%, 2/10/35 .... 512 –
a,b
6920447.SQ.FTS.B, 6.006%, 2/11/35 .... 24,973 –
a,b
6923496.SQ.FTS.B, 6.258%, 2/15/35 .... 2,278 1
a,b
6934833.SQ.FTS.B, 4.938%, 2/17/35 .... 4,744 –
a,b
6934329.SQ.FTS.B, 6.258%, 2/17/35 .... 12,367 –
a,b
6936990.SQ.FTS.B, 4.748%, 2/18/35 .... 3,340 –
a,b
6937130.SQ.FTS.B, 6.132%, 2/18/35 .... 381 –
a,b
6938552.SQ.FTS.B, 6.416%, 2/18/35 .... 6,233 –
a,b
6942251.SQ.FTS.B, 4.656%, 2/20/35 .... 3,601 –
a,b
6946120.SQ.FTS.B, 6.164%, 2/21/35 .... 10,031 –
a,b
6944161.SQ.FTS.B, 6.261%, 2/21/35 .... 1,708 –

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
6966531.SQ.FTS.B, 4.749%, 2/28/35 .... $ 3,997 $ –
a,b
6978952.SQ.FTS.B, 4.937%, 2/28/35 .... 51,353 1
a,b
6967741.SQ.FTS.B, 5.189%, 2/28/35 .... 1,401 –
a,b
6966362.SQ.FTS.B, 5.376%, 2/28/35 .... 238 –
a,b
6968103.SQ.FTS.B, 5.455%, 2/28/35 .... 537 –
a,b
6966621.SQ.FTS.B, 5.569%, 2/28/35 .... 1,752 –
a,b
6971755.SQ.FTS.B, 5.975%, 2/28/35 .... 353 –
a,b
6970716.SQ.FTS.B, 6.005%, 2/28/35 .... 1,583 –
a,b
6966412.SQ.FTS.B, 6.167%, 2/28/35 .... 2,449 –
a,b
6978418.SQ.FTS.B, 6.247%, 2/28/35 .... 1,258 –
a,b
6966854.SQ.FTS.B, 6.26%, 2/28/35 ..... 3,823 –
a,b
6981964.SQ.FTS.B, 5.376%, 3/01/35 .... 13,283 –
a,b
6984708.SQ.FTS.B, 5.567%, 3/02/35 .... 1,263 –
a,b
6987569.SQ.FTS.B, 5.754%, 3/05/35 .... 3,671 –
a,b
6993089.SQ.FTS.B, 4.76%, 3/06/35 ..... 594 –
a,b
7009269.SQ.FTS.B, 6.165%, 3/12/35 .... 22,063 –
a,b
7014159.SQ.FTS.B, 5.56%, 3/13/35 ..... 1,246 –
a,b
7021732.SQ.FTS.B, 5.376%, 3/15/35 .... 2,798 1
a,b
7022730.SQ.FTS.B, 6.259%, 3/15/35 .... 3,666 –
a,b
7028537.SQ.FTS.B, 5.189%, 3/18/35 .... 66,996 1
a,b
7032279.SQ.FTS.B, 5.567%, 3/19/35 .... 1,308 –
a,b
7043444.SQ.FTS.B, 5.376%, 3/21/35 .... 6,529 –
a,b
7040179.SQ.FTS.B, 5.564%, 3/21/35 .... 8,893 –
a,b
7046836.SQ.FTS.B, 6.261%, 3/22/35 .... 2,078 –
a,b
7050197.SQ.FTS.B, 4.749%, 3/25/35 .... 13,025 –
a,b
7052668.SQ.FTS.B, 4.936%, 3/25/35 .... 1,948 –
a,b
7052092.SQ.FTS.B, 5.754%, 3/25/35 .... 4,535 –
a,b
7050592.SQ.FTS.B, 6.263%, 3/25/35 .... 912 –
a,b
7054612.SQ.FTS.B, 6.006%, 3/26/35 .... 5,385 –
a,b
7061323.SQ.FTS.B, 5.189%, 3/28/35 .... 34,494 –
a,b
7062421.SQ.FTS.B, 6.006%, 3/28/35 .... 896 –
a,b
7062617.SQ.FTS.B, 6.164%, 3/28/35 .... 20,347 –
a,b
7067874.SQ.FTS.B, 6.003%, 3/29/35 .... 3,096 –
a,b
7065573.SQ.FTS.B, 6.258%, 3/29/35 .... 13,691 –
a,b
7071000.SQ.FTS.B, 4.721%, 4/02/35 .... 645 –
a,b
7071948.SQ.FTS.B, 6.248%, 4/02/35 .... 631 –
a,b
7080510.SQ.FTS.B, 6.274%, 4/04/35 .... 1,437 –
a,b
7085620.SQ.FTS.B, 6.007%, 4/05/35 .... 8,877 –
a,b
7089901.SQ.FTS.B, 5.375%, 4/06/35 .... 7,927 –
a,b
7091540.SQ.FTS.B, 5.756%, 4/06/35 .... 10,017 –
a,b
7091737.SQ.FTS.B, 6.421%, 4/06/35 .... 949 –
a,b
7095396.SQ.FTS.B, 5.76%, 4/09/35 ..... 2,090 –
a,b
7098792.SQ.FTS.B, 4.653%, 4/10/35 .... 2,031 –
a,b
7101698.SQ.FTS.B, 5.393%, 4/11/35 .... 1,010 –
a,b
7102724.SQ.FTS.B, 5.566%, 4/11/35 .... 4,584 1
a,b
7102932.SQ.FTS.B, 6.255%, 4/11/35 .... 1,825 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
7105121.SQ.FTS.B, 4.938%, 4/12/35 .... $ 1,161 $ –
a,b
7106451.SQ.FTS.B, 5.377%, 4/12/35 .... 11,899 –
a,b
7108839.SQ.FTS.B, 4.653%, 4/13/35 .... 3,313 –
a,b
7109927.SQ.FTS.B, 6.418%, 4/13/35 .... 8,573 –
a,b
7112255.SQ.FTS.B, 6.155%, 4/14/35 .... 2,323 –
a,b
7115405.SQ.FTS.B, 4.655%, 4/16/35 .... 32,107 1
a,b
7115331.SQ.FTS.B, 5.762%, 4/16/35 .... 561 –
a,b
7121272.SQ.FTS.B, 6.012%, 4/17/35 .... 2,783 –
a,b
7122345.SQ.FTS.B, 4.762%, 4/18/35 .... 402 –
a,b
7123668.SQ.FTS.B, 4.936%, 4/18/35 .... 2,218 –
a,b
7123343.SQ.FTS.B, 6.006%, 4/18/35 .... 2,848 1
a,b
7134939.SQ.FTS.B, 5.756%, 4/19/35 .... 9,292 –
a,b
7137611.SQ.FTS.B, 5.189%, 4/20/35 .... 10,916 1
a,b
7147597.SQ.FTS.B, 5.364%, 4/23/35 .... 1,926 –
a,b
7147279.SQ.FTS.B, 5.38%, 4/23/35 ..... 6,849 –
a,b
7154719.SQ.FTS.B, 5.759%, 4/25/35 .... 6,577 –
a,b
7163900.SQ.FTS.B, 6.413%, 4/27/35 .... 5,443 1
a,b
7164193.SQ.FTS.B, 5.377%, 4/28/35 .... 5,624 –
a,b
7165931.SQ.FTS.B, 5.385%, 4/29/35 .... 1,875 –
a,b
7168044.SQ.FTS.B, 5.764%, 4/30/35 .... 2,062 –
a,b
7176646.SQ.FTS.B, 4.762%, 5/01/35 .... 1,231 –
a,b
7176634.SQ.FTS.B, 5.445%, 5/01/35 .... 1,458 –
a,b
7173920.SQ.FTS.B, 5.759%, 5/01/35 .... 251 –
a,b
7173881.SQ.FTS.B, 6.415%, 5/01/35 .... 2,005 –
a,b
7180807.SQ.FTS.B, 4.654%, 5/02/35 .... 2,907 –
a,b
7180850.SQ.FTS.B, 4.935%, 5/02/35 .... 2,462 –
a,b
7179318.SQ.FTS.B, 5.189%, 5/02/35 .... 11,067 –
a,b
7196096.SQ.FTS.B, 6.003%, 5/07/35 .... 8,216 –
a,b
7201085.SQ.FTS.B, 6.419%, 5/08/35 .... 1,847 –
a,b
7203631.SQ.FTS.B, 4.745%, 5/09/35 .... 1,386 –
a,b
7204614.SQ.FTS.B, 5.184%, 5/09/35 .... 3,537 –
a,b
7206450.SQ.FTS.B, 5.373%, 5/09/35 .... 1,582 –
a,b
7204933.SQ.FTS.B, 5.409%, 5/09/35 .... 381 –
a,b
7206160.SQ.FTS.B, 6.258%, 5/09/35 .... 11,872 –
a,b
7215803.SQ.FTS.B, 4.932%, 5/13/35 .... 3,486 –
a,b
7215930.SQ.FTS.B, 6.257%, 5/13/35 .... 13,761 –
a,b
7224254.SQ.FTS.B, 5.757%, 5/15/35 .... 2,770 –
a,b
7222451.SQ.FTS.B, 6.258%, 5/15/35 .... 1,539 –
a,b
7235145.SQ.FTS.B, 6.008%, 5/18/35 .... 20,605 –
a,b
7237806.SQ.FTS.B, 5.384%, 5/20/35 .... 768 –
a,b
7243413.SQ.FTS.B, 5.382%, 5/21/35 .... 837 6
a,b
7244368.SQ.FTS.B, 6%, 5/21/35 ....... 620 –
a,b
7243236.SQ.FTS.B, 6.26%, 5/21/35 ..... 8,746 –
a,b
7247605.SQ.FTS.B, 5.185%, 5/22/35 .... 1,856 –
a,b
7249679.SQ.FTS.B, 6.422%, 5/22/35 .... 245 –
a,b
7249518.SQ.FTS.B, 6.424%, 5/22/35 .... 1,960 –

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
7253237.SQ.FTS.B, 6.01%, 5/24/35 ..... $ 270 $ –
a,b
7252834.SQ.FTS.B, 6.167%, 5/24/35 .... 4,847 –
a,b
7256122.SQ.FTS.B, 5.365%, 5/25/35 .... 1,533 –
a,b
7256570.SQ.FTS.B, 4.935%, 5/26/35 .... 5,380 4
a,b
7262532.SQ.FTS.B, 4.752%, 5/28/35 .... 3,144 –
a,b
7262602.SQ.FTS.B, 5.43%, 5/28/35 ..... 462 –
a,b
7264204.SQ.FTS.B, 4.654%, 5/29/35 .... 20,052 17
a,b
7275604.SQ.FTS.B, 5.374%, 6/01/35 .... 756 –
a,b
7280873.SQ.FTS.B, 5.192%, 6/04/35 .... 5,514 1
a,b
7281601.SQ.FTS.B, 5.409%, 6/04/35 .... 1,132 –
a,b
7282811.SQ.FTS.B, 6.248%, 6/04/35 .... 529 –
a,b
7281210.SQ.FTS.B, 6.261%, 6/04/35 .... 901 –
a,b
7287176.SQ.FTS.B, 6.006%, 6/05/35 .... 5,152 –
a,b
7284693.SQ.FTS.B, 6.007%, 6/05/35 .... 1,055 –
a,b
7287732.SQ.FTS.B, 6.184%, 6/05/35 .... 300 –
a,b
7287144.SQ.FTS.B, 6.267%, 6/05/35 .... 1,419 –
a,b
7290056.SQ.FTS.B, 5.377%, 6/06/35 .... 5,162 1
a,b
7289261.SQ.FTS.B, 5.565%, 6/06/35 .... 1,039 –
a,b
7299621.SQ.FTS.B, 4.654%, 6/08/35 .... 35,360 40
a,b
7300176.SQ.FTS.B, 6.008%, 6/08/35 .... 136 5
a,b
7303540.SQ.FTS.B, 5.565%, 6/10/35 .... 1,343 1
a,b
7303522.SQ.FTS.B, 6.265%, 6/10/35 .... 335 –
a,b
7314543.SQ.FTS.B, 5.191%, 6/12/35 .... 3,475 –
a,b
7316842.SQ.FTS.B, 4.743%, 6/13/35 .... 1,433 15
a,b
7317981.SQ.FTS.B, 5.434%, 6/13/35 .... 1,348 1
a,b
7314697.SQ.FTS.B, 5.559%, 6/13/35 .... 3,748 62
a,b
7318018.SQ.FTS.B, 5.564%, 6/13/35 .... 6,392 2
a,b
7323718.SQ.FTS.B, 6.006%, 6/14/35 .... 3,869 –
a,b
7327791.SQ.FTS.B, 4.748%, 6/15/35 .... 8,988 4
a,b
7324925.SQ.FTS.B, 5.182%, 6/15/35 .... 1,333 2
a,b
7328914.SQ.FTS.B, 5.566%, 6/16/35 .... 10,484 –
a,b
7329210.SQ.FTS.B, 6.42%, 6/17/35 ..... 3,315 1
a,b
7334014.SQ.FTS.B, 5.459%, 6/18/35 .... 1,044 1
a,b
7330422.SQ.FTS.B, 6.162%, 6/18/35 .... 625 1
a,b
7336581.SQ.FTS.B, 4.937%, 6/19/35 .... 49,530 18
a,b
7335932.SQ.FTS.B, 5.566%, 6/19/35 .... 8,474 –
a,b
7334863.SQ.FTS.B, 5.763%, 6/19/35 .... 1,344 1
a,b
7339897.SQ.FTS.B, 4.653%, 6/20/35 .... 3,395 5
a,b
7340806.SQ.FTS.B, 6.008%, 6/20/35 .... 3,592 3
a,b
7344575.SQ.FTS.B, 6.009%, 6/21/35 .... 4,098 3
a,b
7346393.SQ.FTS.B, 6.164%, 6/21/35 .... 62,612 36
a,b
7348505.SQ.FTS.B, 6.038%, 6/22/35 .... 564 1
a,b
7351981.SQ.FTS.B, 4.654%, 6/23/35 .... 17,215 6
a,b
7352490.SQ.FTS.B, 4.752%, 6/23/35 .... 1,987 1
a,b
7352850.SQ.FTS.B, 6.257%, 6/24/35 .... 12,690 15
a,b
7353901.SQ.FTS.B, 6.167%, 6/25/35 .... 4,755 4
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
7359006.SQ.FTS.B, 5.439%, 6/27/35 .... $ 2,767 $ 2
a,b
7371685.SQ.FTS.B, 5.752%, 6/30/35 .... 3,456 2
a,b
7370367.SQ.FTS.B, 5.764%, 6/30/35 .... 1,662 1
a,b
7370851.SQ.FTS.B, 6.02%, 6/30/35 ..... 664 1
a,b
7375076.SQ.FTS.B, 5.374%, 7/02/35 .... 6,359 3
a,b
7377813.SQ.FTS.B, 5.76%, 7/03/35 ..... 5,830 2
a,b
7387529.SQ.FTS.B, 5.372%, 7/06/35 .... 631 1
a,b
7389966.SQ.FTS.B, 4.756%, 7/08/35 .... 1,331 1
a,b
7389892.SQ.FTS.B, 5.193%, 7/08/35 .... 2,172 1
a,b
7402047.SQ.FTS.B, 5.75%, 7/11/35 ..... 5,039 4
a,b
7401076.SQ.FTS.B, 6.161%, 7/11/35 .... 4,234 4
a,b
7411525.SQ.FTS.B, 6.169%, 7/16/35 .... 946 1
a,b
7412344.SQ.FTS.B, 4.707%, 7/17/35 .... 212 –
a,b
7412972.SQ.FTS.B, 5.377%, 7/17/35 .... 6,512 7
a,b
7416105.SQ.FTS.B, 4.939%, 7/18/35 .... 2,940 3
a,b
7417924.SQ.FTS.B, 5.566%, 7/18/35 .... 5,269 11
a,b
7423387.SQ.FTS.B, 5.574%, 7/21/35 .... 1,914 3
a,b
7426750.SQ.FTS.B, 4.758%, 7/22/35 .... 1,835 2
a,b
7430504.SQ.FTS.B, 4.654%, 7/24/35 .... 68,115 41
a,b
7438053.SQ.FTS.B, 5.566%, 7/25/35 .... 9,004 17
a,b
7441625.SQ.FTS.B, 4.937%, 7/26/35 .... 27,213 1,989
a,b
7443079.SQ.FTS.B, 6.271%, 7/28/35 .... 415 1
a,b
7447048.SQ.FTS.B, 4.749%, 7/29/35 .... 43,825 14
a,b
7446590.SQ.FTS.B, 5.377%, 7/29/35 .... 8,070 51
a,b
7461359.SQ.FTS.B, 6.162%, 8/02/35 .... 10,885 7
a,b
7468484.SQ.FTS.B, 4.653%, 8/06/35 .... 27,792 25
a,b
7473943.SQ.FTS.B, 5.377%, 8/07/35 .... 2,381 2
a,b
7483714.SQ.FTS.B, 5.453%, 8/10/35 .... 442 –
a,b
7484428.SQ.FTS.B, 5.189%, 8/11/35 .... 4,409 12
a,b
7483959.SQ.FTS.B, 5.756%, 8/11/35 .... 2,817 3
a,b
7488673.SQ.FTS.B, 5.581%, 8/13/35 .... 805 1
a,b
7489102.SQ.FTS.B, 5.757%, 8/13/35 .... 1,307 3
a,b
7490203.SQ.FTS.B, 6.424%, 8/13/35 .... 509 1
a,b
7500824.SQ.FTS.B, 6.258%, 8/15/35 .... 27,055 15
a,b
7508686.SQ.FTS.B, 4.934%, 8/16/35 .... 2,765 6
a,b
7508856.SQ.FTS.B, 4.932%, 8/17/35 .... 3,854 7
a,b
7511303.SQ.FTS.B, 4.939%, 8/19/35 .... 5,973 11
a,b
7511680.SQ.FTS.B, 5.381%, 8/19/35 .... 5,184 7
a,b
7511795.SQ.FTS.B, 5.761%, 8/19/35 .... 2,165 5
a,b
7514863.SQ.FTS.B, 4.654%, 8/20/35 .... 9,340 13
a,b
7519968.SQ.FTS.B, 6.415%, 8/21/35 .... 10,143 27
a,b
7533921.SQ.FTS.B, 5.566%, 8/26/35 .... 9,844 32
a,b
7535779.SQ.FTS.B, 4.653%, 8/27/35 .... 3,761 8
a,b
7537580.SQ.FTS.B, 4.937%, 8/27/35 .... 25,953 71
a,b
7539738.SQ.FTS.B, 5.566%, 8/27/35 .... 8,562 1,079
a,b
7542074.SQ.FTS.B, 4.654%, 8/28/35 .... 5,237 12

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
7549987.SQ.FTS.B, 5.732%, 8/29/35 .... $ 653 $ 1
a,b
7552166.SQ.FTS.B, 5.418%, 9/01/35 .... 717 1
a,b
7560015.SQ.FTS.B, 6.262%, 9/04/35 .... 1,773 5
a,b
7573684.SQ.FTS.B, 4.764%, 9/07/35 .... 481 1
a,b
7573640.SQ.FTS.B, 4.937%, 9/07/35 .... 3,544 6
a,b
7573480.SQ.FTS.B, 5.571%, 9/07/35 .... 3,736 14
a,b
7573972.SQ.FTS.B, 6.003%, 9/07/35 .... 4,128 254
a,b
7571507.SQ.FTS.B, 6.169%, 9/07/35 .... 2,659 6
a,b
7578877.SQ.FTS.B, 4.78%, 9/09/35 ..... 61 –
a,b
7580830.SQ.FTS.B, 5.189%, 9/11/35 .... 4,100 13
a,b
7581869.SQ.FTS.B, 6.01%, 9/11/35 ..... 1,493 3
a,b
7581762.SQ.FTS.B, 6.253%, 9/11/35 .... 384 2
a,b
7586278.SQ.FTS.B, 4.654%, 9/12/35 .... 8,025 16
a,b
7586914.SQ.FTS.B, 5.375%, 9/12/35 .... 9,130 18
a,b
7590230.SQ.FTS.B, 5.196%, 9/13/35 .... 855 3
a,b
7596084.SQ.FTS.B, 4.94%, 9/14/35 ..... 7,889 1,304
a,b
7599917.SQ.FTS.B, 6.447%, 9/15/35 .... 492 1
a,b
7600486.SQ.FTS.B, 4.769%, 9/16/35 .... 645 1
a,b
7600104.SQ.FTS.B, 5.752%, 9/16/35 .... 3,186 9
a,b
7601096.SQ.FTS.B, 5.377%, 9/17/35 .... 12,879 17
a,b
7603430.SQ.FTS.B, 5.38%, 9/18/35 ..... 4,283 9
a,b
7602494.SQ.FTS.B, 6.255%, 9/18/35 .... 2,210 3
a,b
7608442.SQ.FTS.B, 5.565%, 9/19/35 .... 5,862 66
a,b
7617942.SQ.FTS.B, 5.758%, 9/21/35 .... 2,823 8
a,b
7621404.SQ.FTS.B, 6.413%, 9/23/35 .... 3,184 7
a,b
7623850.SQ.FTS.B, 5.19%, 9/25/35 ..... 482 52
a,b
7623781.SQ.FTS.B, 5.379%, 9/25/35 .... 1,952 7
a,b
7624159.SQ.FTS.B, 6.261%, 9/25/35 .... 668 2
a,b
7629674.SQ.FTS.B, 5.189%, 9/26/35 .... 7,987 20
a,b
7626558.SQ.FTS.B, 5.564%, 9/26/35 .... 970 3
a,b
7629259.SQ.FTS.B, 5.565%, 9/26/35 .... 2,930 7
a,b
7629134.SQ.FTS.B, 6.413%, 9/26/35 .... 4,696 7
a,b
7630481.SQ.FTS.B, 5.189%, 9/27/35 .... 11,930 25
a,b
7643054.SQ.FTS.B, 6.165%, 9/29/35 .... 373 2
a,b
7639746.SQ.FTS.B, 6.415%, 9/29/35 .... 63,645 129
a,b
7643615.SQ.FTS.B, 6.134%, 9/30/35 .... 212 1
a,b
7648077.SQ.FTS.B, 4.75%, 10/01/35 .... 6,098 19
a,b
7647696.SQ.FTS.B, 5.441%, 10/01/35 ... 11,385 35
a,b
7654130.SQ.FTS.B, 6.264%, 10/03/35 ... 247 16
a,b
7669547.SQ.FTS.B, 5.432%, 10/07/35 ... 1,096 177
a,b
7674523.SQ.FTS.B, 6.289%, 10/09/35 ... 6,179 18
a,b
7675618.SQ.FTS.B, 6.415%, 10/09/35 ... 38,440 79
a,b
7679612.SQ.FTS.B, 5.562%, 10/10/35 ... 2,603 6
a,b
7682366.SQ.FTS.B, 5.376%, 10/11/35 ... 4,325 10
a,b
7684952.SQ.FTS.B, 5.567%, 10/11/35 ... 741 188
a,b
7685699.SQ.FTS.B, 6.305%, 10/11/35 ... 968 3
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
7686665.SQ.FTS.B, 5.569%, 10/12/35 ... $ 2,104 $ 12
a,b
7694250.SQ.FTS.B, 4.749%, 10/15/35 ... 606 2
a,b
7693783.SQ.FTS.B, 5.378%, 10/15/35 ... 11,907 32
a,b
7696123.SQ.FTS.B, 5.912%, 10/16/35 ... 1,117 5
a,b
7696300.SQ.FTS.B, 5.912%, 10/16/35 ... 5,166 20
a,b
7695636.SQ.FTS.B, 6.27%, 10/16/35 .... 276 1
a,b
7703086.SQ.FTS.B, 5.093%, 10/18/35 ... 1,487 6
a,b
7714659.SQ.FTS.B, 5.193%, 10/24/35 ... 5,959 38
a,b
7723470.SQ.FTS.B, 4.78%, 10/25/35 .... 302 3
a,b
7725398.SQ.FTS.B, 5.907%, 10/26/35 ... 3,637 10
a,b
7725775.SQ.FTS.B, 6.163%, 10/26/35 ... 3,004 9
a,b
7729059.SQ.FTS.B, 6.165%, 10/26/35 ... 13,362 38
a,b
7726167.SQ.FTS.B, 6.289%, 10/26/35 ... 224 46
a,b
7735985.SQ.FTS.B, 6.479%, 10/29/35 ... 2,176 8
a,b
7740921.SQ.FTS.B, 4.779%, 10/30/35 ... 11,985 92
a,b
7738357.SQ.FTS.B, 5.723%, 10/30/35 ... 36,237 166
a,b
7742677.SQ.FTS.B, 5.094%, 11/01/35 ... 5,339 45
a,b
7751779.SQ.FTS.B, 5.105%, 11/02/35 ... 894 4
a,b
7755332.SQ.FTS.B, 5.357%, 11/03/35 ... 124 37
a,b
7755761.SQ.FTS.B, 5.723%, 11/03/35 ... 8,935 34
a,b
7756617.SQ.FTS.B, 5.725%, 11/03/35 ... 590 3
a,b
7763863.SQ.FTS.B, 4.783%, 11/06/35 ... 361 1
a,b
7764093.SQ.FTS.B, 4.767%, 11/07/35 ... 1,341 5
a,b
7765591.SQ.FTS.B, 6.162%, 11/07/35 ... 3,020 886
a,b
7769643.SQ.FTS.B, 6.178%, 11/08/35 ... 1,249 7
a,b
7768040.SQ.FTS.B, 6.293%, 11/08/35 ... 1,043 6
a,b
7781183.SQ.FTS.B, 6.289%, 11/10/35 ... 4,278 1,329
a,b
7779968.SQ.FTS.B, 6.479%, 11/10/35 ... 604 4
a,b
7781843.SQ.FTS.B, 6.164%, 11/11/35 ... 675 3
a,b
7782479.SQ.FTS.B, 6.272%, 11/11/35 ... 955 274
a,b
7782836.SQ.FTS.B, 6.302%, 11/12/35 ... 1,154 4
a,b
7786042.SQ.FTS.B, 6.167%, 11/13/35 ... 7,212 30
a,b
7791025.SQ.FTS.B, 4.783%, 11/14/35 ... 6,835 40
a,b
7790524.SQ.FTS.B, 6.16%, 11/14/35 .... 2,565 10
a,b
7794575.SQ.FTS.B, 4.78%, 11/15/35 .... 17,650 170
a,b
7791568.SQ.FTS.B, 5.537%, 11/15/35 ... 2,384 16
a,b
7791405.SQ.FTS.B, 6.16%, 11/15/35 .... 6,235 27
a,b
7794434.SQ.FTS.B, 6.169%, 11/15/35 ... 6,526 22
a,b
7794291.SQ.FTS.B, 6.173%, 11/15/35 ... 1,915 15
a,b
7805584.SQ.FTS.B, 5.536%, 11/19/35 ... 750 240
a,b
7808746.SQ.FTS.B, 5.346%, 11/20/35 ... 13,544 137
a,b
7812943.SQ.FTS.B, 4.765%, 11/21/35 ... 1,044 4
a,b
7811957.SQ.FTS.B, 6.287%, 11/21/35 ... 4,258 28
a,b
7812879.SQ.FTS.B, 6.48%, 11/21/35 .... 2,192 14
a,b
7816821.SQ.FTS.B, 4.749%, 11/22/35 ... 3,477 14
a,b
7815015.SQ.FTS.B, 5.719%, 11/22/35 ... 3,550 23

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
7813617.SQ.FTS.B, 5.91%, 11/22/35 .... $ 9,140 $ 42
a,b
7822474.SQ.FTS.B, 4.781%, 11/23/35 ... 937 357
a,b
7826745.SQ.FTS.B, 5.094%, 11/24/35 ... 2,952 360
a,b
7829173.SQ.FTS.B, 5.912%, 11/24/35 ... 5,086 47
a,b
7830023.SQ.FTS.B, 4.78%, 11/25/35 .... 11,398 3,778
a,b
7831708.SQ.FTS.B, 5.535%, 11/27/35 ... 2,942 15
a,b
7835424.SQ.FTS.B, 4.749%, 11/28/35 ... 17,516 66
a,b
7836267.SQ.FTS.B, 6.475%, 11/28/35 ... 590 5
a,b
7840090.SQ.FTS.B, 4.75%, 11/29/35 .... 1,654 9
a,b
7836996.SQ.FTS.B, 5.912%, 11/29/35 ... 961 313
a,b
7846633.SQ.FTS.B, 4.75%, 11/30/35 .... 5,174 33
a,b
7848953.SQ.FTS.B, 5.723%, 11/30/35 ... 16,191 125
a,b
7851585.SQ.FTS.B, 5.915%, 12/02/35 ... 221 58
a,b
7856432.SQ.FTS.B, 4.776%, 12/03/35 ... 2,066 268
a,b
7854215.SQ.FTS.B, 6.167%, 12/03/35 ... 1,540 9
a,b
7858606.SQ.FTS.B, 5.094%, 12/04/35 ... 11,300 79
a,b
7858486.SQ.FTS.B, 5.954%, 12/04/35 ... 814 4
a,b
7869186.SQ.FTS.B, 4.772%, 12/06/35 ... 226 81
a,b
7867381.SQ.FTS.B, 6.163%, 12/06/35 ... 10,339 83
a,b
7869657.SQ.FTS.B, 6.168%, 12/06/35 ... 1,298 13
a,b
7872677.SQ.FTS.B, 5.094%, 12/07/35 ... 10,160 108
a,b
7874634.SQ.FTS.B, 5.103%, 12/08/35 ... 972 10
a,b
7874816.SQ.FTS.B, 5.921%, 12/08/35 ... 1,135 12
a,b
7875298.SQ.FTS.B, 6.287%, 12/09/35 ... 1,516 188
a,b
7876499.SQ.FTS.B, 4.762%, 12/10/35 ... 600 7
a,b
7883146.SQ.FTS.B, 4.747%, 12/11/35 ... 7,837 44
a,b
7880155.SQ.FTS.B, 6.164%, 12/11/35 ... 1,351 9
a,b
7886840.SQ.FTS.B, 4.747%, 12/12/35 ... 511 3
a,b
7885173.SQ.FTS.B, 5.433%, 12/12/35 ... 636 7
a,b
7886251.SQ.FTS.B, 5.912%, 12/12/35 ... 10,832 112
a,b
7885639.SQ.FTS.B, 6.163%, 12/12/35 ... 3,984 44
a,b
7889998.SQ.FTS.B, 4.78%, 12/13/35 .... 4,101 36
a,b
7895307.SQ.FTS.B, 6.289%, 12/14/35 ... 20,016 115
a,b
7898689.SQ.FTS.B, 5.346%, 12/15/35 ... 7,135 2,778
a,b
7899279.SQ.FTS.B, 6.156%, 12/15/35 ... 1,617 16
a,b
7900211.SQ.FTS.B, 4.745%, 12/16/35 ... 1,260 8
a,b
7901651.SQ.FTS.B, 4.78%, 12/17/35 .... 769 320
a,b
7910537.SQ.FTS.B, 5.346%, 12/19/35 ... 16,066 183
a,b
7914153.SQ.FTS.B, 5.348%, 12/20/35 ... 5,956 36
a,b
7913994.SQ.FTS.B, 6.177%, 12/20/35 ... 1,646 10
a,b
7915978.SQ.FTS.B, 5.094%, 12/21/35 ... 36,680 341
a,b
7919163.SQ.FTS.B, 5.102%, 12/22/35 ... 282 96
a,b
7919471.SQ.FTS.B, 5.912%, 12/22/35 ... 5,680 58
a,b
7923129.SQ.FTS.B, 4.781%, 12/24/35 ... 6,985 86
a,b
7926597.SQ.FTS.B, 5.911%, 12/25/35 ... 3,105 34
a,b
7931961.SQ.FTS.B, 5.439%, 12/26/35 ... 3,056 892
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
7929420.SQ.FTS.B, 6.281%, 12/26/35 ... $ 2,513 $ 26
a,b
7935066.SQ.FTS.B, 4.725%, 12/27/35 ... 208 2
a,b
7935729.SQ.FTS.B, 6.153%, 12/27/35 ... 1,923 11
a,b
7939914.SQ.FTS.B, 5.534%, 12/28/35 ... 7,671 106
a,b
7942180.SQ.FTS.B, 4.757%, 12/29/35 ... 2,229 15
a,b
7942057.SQ.FTS.B, 5.904%, 12/29/35 ... 3,066 30
a,b
7944955.SQ.FTS.B, 5.093%, 1/01/36 .... 24,782 242
a,b
7950936.SQ.FTS.B, 5.347%, 1/02/36 .... 1,955 885
a,b
7951446.SQ.FTS.B, 5.719%, 1/02/36 .... 3,188 36
a,b
7950515.SQ.FTS.B, 5.911%, 1/02/36 .... 1,304 8
a,b
7960559.SQ.FTS.B, 5.912%, 1/05/36 .... 22 9
a,b
7962505.SQ.FTS.B, 6.163%, 1/05/36 .... 20,002 135
a,b
7964764.SQ.FTS.B, 4.759%, 1/07/36 .... 1,606 17
a,b
7968350.SQ.FTS.B, 4.746%, 1/08/36 .... 1,919 15
a,b
7969237.SQ.FTS.B, 5.097%, 1/09/36 .... 667 83
a,b
7970839.SQ.FTS.B, 5.718%, 1/09/36 .... 2,510 1,120
a,b
7978500.SQ.FTS.B, 4.766%, 1/11/36 .... 771 10
a,b
7977115.SQ.FTS.B, 5.436%, 1/11/36 .... 1,089 9
a,b
7983953.SQ.FTS.B, 5.723%, 1/12/36 .... 5,877 2,717
a,b
7984842.SQ.FTS.B, 4.741%, 1/13/36 .... 3,159 17
a,b
7984169.SQ.FTS.B, 6.164%, 1/13/36 .... 24,072 270
a,b
7986712.SQ.FTS.B, 6.165%, 1/15/36 .... 1,216 490
a,b
7990281.SQ.FTS.B, 6.165%, 1/16/36 .... 9,974 90
a,b
7993294.SQ.FTS.B, 6.151%, 1/17/36 .... 1,119 10
a,b
8000517.SQ.FTS.B, 6.284%, 1/17/36 .... 1,021 13
a,b
7997671.SQ.FTS.B, 6.289%, 1/17/36 .... 580 99
a,b
8004096.SQ.FTS.B, 6.163%, 1/18/36 .... 67,437 529
a,b
8008266.SQ.FTS.B, 4.722%, 1/19/36 .... 232 4
a,b
8008601.SQ.FTS.B, 4.78%, 1/19/36 ..... 6,115 93
a,b
8010295.SQ.FTS.B, 5.911%, 1/20/36 .... 13,906 85
a,b
8010866.SQ.FTS.B, 5.547%, 1/21/36 .... 528 8
a,b
8012825.SQ.FTS.B, 5.906%, 1/22/36 .... 779 83
a,b
8015166.SQ.FTS.B, 6.158%, 1/22/36 .... 740 98
a,b
8016257.SQ.FTS.B, 5.095%, 1/23/36 .... 238 109
a,b
8016541.SQ.FTS.B, 6.477%, 1/23/36 .... 4,399 57
a,b
8021419.SQ.FTS.B, 4.759%, 1/24/36 .... 1,975 18
a,b
8021596.SQ.FTS.B, 5.093%, 1/24/36 .... 2,023 34
a,b
8020710.SQ.FTS.B, 6.162%, 1/24/36 .... 5,242 46
a,b
8021730.SQ.FTS.B, 6.478%, 1/24/36 .... 10,299 123
a,b
8025995.SQ.FTS.B, 5.422%, 1/25/36 .... 943 13
a,b
8031599.SQ.FTS.B, 5.346%, 1/27/36 .... 872 157
a,b
8031473.SQ.FTS.B, 5.445%, 1/27/36 .... 3,422 45
a,b
8040547.SQ.FTS.B, 5.351%, 1/30/36 .... 1,219 652
a,b
8037317.SQ.FTS.B, 6.165%, 1/30/36 .... 205 93
a,b
8048220.SQ.FTS.B, 4.78%, 2/01/36 ..... 618 11
a,b
8050429.SQ.FTS.B, 4.78%, 2/01/36 ..... 527 282

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
8051888.SQ.FTS.B, 4.744%, 2/02/36 .... $ 1,531 $ 14
a,b
8052271.SQ.FTS.B, 6.163%, 2/02/36 .... 669 9
a,b
8050565.SQ.FTS.B, 6.164%, 2/02/36 .... 6,532 59
a,b
8056576.SQ.FTS.B, 6.477%, 2/05/36 .... 669 9
a,b
8070315.SQ.FTS.B, 5.902%, 2/08/36 .... 121 57
a,b
8074535.SQ.FTS.B, 4.78%, 2/09/36 ..... 17,750 2,666
a,b
8073409.SQ.FTS.B, 6.296%, 2/09/36 .... 1,109 10
a,b
8076636.SQ.FTS.B, 4.776%, 2/10/36 .... 547 4
a,b
8076650.SQ.FTS.B, 5.094%, 2/10/36 .... 2,948 1,396
a,b
8083196.SQ.FTS.B, 5.347%, 2/13/36 .... 3,791 1,887
a,b
8085032.SQ.FTS.B, 6.48%, 2/14/36 ..... 9,808 155
a,b
8097211.SQ.FTS.B, 5.909%, 2/17/36 .... 1,063 509
a,b
8098527.SQ.FTS.B, 5.72%, 2/18/36 ..... 1,559 220
a,b
8099364.SQ.FTS.B, 5.917%, 2/19/36 .... 855 126
a,b
8104579.SQ.FTS.B, 6.474%, 2/20/36 .... 2,671 26
a,b
8113190.SQ.FTS.B, 6.543%, 2/22/36 .... 2,143 69
a,b
8117156.SQ.FTS.B, 6.152%, 2/23/36 .... 10,731 5,801
a,b
8119065.SQ.FTS.B, 6.155%, 2/24/36 .... 3,355 34
a,b
8122481.SQ.FTS.B, 4.78%, 2/26/36 ..... 12,947 2,245
a,b
8125247.SQ.FTS.B, 4.749%, 2/27/36 .... 2,612 41
a,b
8124817.SQ.FTS.B, 5.644%, 2/27/36 .... 1,528 24
a,b
8137603.SQ.FTS.B, 4.782%, 2/28/36 .... 3,443 2,100
a,b
8139332.SQ.FTS.B, 6.318%, 2/28/36 .... 107 47
a,b
8139400.SQ.FTS.B, 6.423%, 2/28/36 .... 564 10
a,b
8155930.SQ.FTS.B, 5.114%, 3/05/36 .... 651 368
a
8158885.SQ.FTS.B, 5.92%, 3/05/36 ..... 347 176
a,b
8162440.SQ.FTS.B, 6.421%, 3/07/36 .... 6,964 127
a,b
8163826.SQ.FTS.B, 6.4%, 3/08/36 ...... 676 13
a,b
8165084.SQ.FTS.B, 5.41%, 3/09/36 ..... 11,638 218
a,b
8164934.SQ.FTS.B, 6.159%, 3/09/36 .... 802 415
a,b
8165043.SQ.FTS.B, 6.348%, 3/09/36 .... 1,227 503
a,b
8177398.SQ.FTS.B, 4.779%, 3/12/36 .... 7,486 163
a,b
8178539.SQ.FTS.B, 4.78%, 3/12/36 ..... 9,322 178
a,b
8181148.SQ.FTS.B, 5.628%, 3/13/36 .... 3,453 491
a
8180916.SQ.FTS.B, 6.346%, 3/13/36 .... 232 120
a
8185295.SQ.FTS.B, 5.101%, 3/15/36 .... 160 102
a,b
8185861.SQ.FTS.B, 6.336%, 3/15/36 .... 900 18
a,b
8187056.SQ.FTS.B, 4.779%, 3/16/36 .... 28,286 7,451
a
8190366.SQ.FTS.B, 5.119%, 3/17/36 .... 400 90
a,b
8193726.SQ.FTS.B, 5.114%, 3/18/36 .... 14,703 290
a
8203270.SQ.FTS.B, 5.413%, 3/20/36 .... 1,696 1,103
a
8205825.SQ.FTS.B, 5.614%, 3/20/36 .... 290 160
a,b
8205976.SQ.FTS.B, 5.912%, 3/20/36 .... 3,822 986
a,b
8205369.SQ.FTS.B, 6.329%, 3/20/36 .... 1,746 12
a,b
8204610.SQ.FTS.B, 6.682%, 3/20/36 .... 2,461 45
a
8206989.SQ.FTS.B, 6.551%, 3/21/36 .... 1,589 847
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
8209177.SQ.FTS.B, 6.148%, 3/23/36 .... $ 4,860 $ 96
a
8213268.SQ.FTS.B, 4.958%, 3/24/36 .... 1,115 608
a
8215602.SQ.FTS.B, 4.784%, 3/25/36 .... 535 367
a
8216882.SQ.FTS.B, 5.66%, 3/25/36 ..... 3,816 2,212
a,b
8216590.SQ.FTS.B, 6.314%, 3/25/36 .... 1,287 25
a,b
8221997.SQ.FTS.B, 6.536%, 3/26/36 .... 342 7
a
8226398.SQ.FTS.B, 5.627%, 3/27/36 .... 348 209
a
8227883.SQ.FTS.B, 5.913%, 3/27/36 .... 2,327 1,472
a
8228042.SQ.FTS.B, 4.779%, 3/28/36 .... 8,824 5,097
a
8237680.SQ.FTS.B, 4.956%, 4/01/36 .... 9,120 5,208
a,b
8247535.SQ.FTS.B, 6.552%, 4/03/36 .... 1,830 46
a
8248806.SQ.FTS.B, 6.675%, 4/03/36 .... 8,029 4,532
a
8250977.SQ.FTS.B, 4.778%, 4/04/36 .... 1,943 1,365
a
8250191.SQ.FTS.B, 6.334%, 4/04/36 .... 267 128
a,b
8255354.SQ.FTS.B, 4.958%, 4/07/36 .... 655 10
a,b
8255421.SQ.FTS.B, 5.41%, 4/07/36 ..... 7,188 2,437
a
8277202.SQ.FTS.B, 5.113%, 4/11/36 .... 1,713 1,015
a
8276869.SQ.FTS.B, 5.114%, 4/11/36 .... 4,242 2,947
a,b
8283179.SQ.FTS.B, 5.117%, 4/15/36 .... 6,353 157
a,b
8281860.SQ.FTS.B, 5.408%, 4/15/36 .... 3,357 148
a
8284751.SQ.FTS.B, 5.63%, 4/15/36 ..... 86 51
a
8284791.SQ.FTS.B, 5.66%, 4/15/36 ..... 403 242
a
8283828.SQ.FTS.B, 6.324%, 4/15/36 .... 1,079 618
a,b
8287641.SQ.FTS.B, 5.112%, 4/16/36 .... 4,543 205
a,b
8287420.SQ.FTS.B, 5.909%, 4/16/36 .... 2,138 57
a,b
8288479.SQ.FTS.B, 6.326%, 4/16/36 .... 5,431 84
a,b
8286845.SQ.FTS.B, 6.411%, 4/16/36 .... 1,221 29
a,b
8287565.SQ.FTS.B, 6.414%, 4/16/36 .... 553 345
a,b
8286690.SQ.FTS.B, 6.534%, 4/16/36 .... 1,636 39
a
8298827.SQ.FTS.B, 5.41%, 4/19/36 ..... 3,744 2,682
a
8299881.SQ.FTS.B, 4.782%, 4/20/36 .... 1,524 1,135
a
8304334.SQ.FTS.B, 5.409%, 4/21/36 .... 2,178 1,315
a,b
8301755.SQ.FTS.B, 6.326%, 4/21/36 .... 4,584 93
a,b
8304151.SQ.FTS.B, 6.673%, 4/21/36 .... 2,265 60
a,b
8304649.SQ.FTS.B, 6.325%, 4/22/36 .... 2,215 46
a
8308031.SQ.FTS.B, 4.776%, 4/23/36 .... 406 305
a
8318235.SQ.FTS.B, 5.646%, 4/25/36 .... 1,382 766
a,b
8319657.SQ.FTS.B, 5.66%, 4/25/36 ..... 16,364 8,055
a
8322385.SQ.FTS.B, 4.78%, 4/27/36 ..... 1,082 803
a,b
8322107.SQ.FTS.B, 6.54%, 4/27/36 ..... 1,115 485
a
8329865.SQ.FTS.B, 5.114%, 4/29/36 .... 1,179 899
a
8327713.SQ.FTS.B, 5.413%, 4/29/36 .... 782 594
a
8333158.SQ.FTS.B, 5.115%, 4/30/36 .... 418 297
a
8334093.SQ.FTS.B, 5.635%, 4/30/36 .... 2,627 1,518
a,b
8339247.SQ.FTS.B, 6.673%, 4/30/36 .... 8,515 149
a
8340531.SQ.FTS.B, 5.409%, 5/01/36 .... 21,358 12,388

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
8344345.SQ.FTS.B, 6.329%, 5/02/36 .... $ 2,204 $ 1,302
a
8344398.SQ.FTS.B, 6.359%, 5/02/36 .... 109 51
a,b
8345584.SQ.FTS.B, 6.415%, 5/03/36 .... 1,848 40
a,b
8348402.SQ.FTS.B, 4.952%, 5/04/36 .... 328 197
a
8347538.SQ.FTS.B, 5.115%, 5/04/36 .... 1,605 965
a,b
8347967.SQ.FTS.B, 5.117%, 5/04/36 .... 2,187 1,523
a
8348640.SQ.FTS.B, 5.66%, 5/04/36 ..... 675 506
a,b
8349157.SQ.FTS.B, 6.327%, 5/04/36 .... 5,772 114
a
8352758.SQ.FTS.B, 4.78%, 5/05/36 ..... 44,359 32,601
a
8351752.SQ.FTS.B, 6.422%, 5/05/36 .... 4,250 2,009
a
8362642.SQ.FTS.B, 5.113%, 5/07/36 .... 4,698 2,537
a
8360828.SQ.FTS.B, 5.66%, 5/07/36 ..... 8,464 4,997
a
8361678.SQ.FTS.B, 6.141%, 5/07/36 .... 234 142
a,b
8367859.SQ.FTS.B, 4.78%, 5/08/36 ..... 2,964 146
a
8367817.SQ.FTS.B, 4.954%, 5/08/36 .... 1,251 582
a,b
8368633.SQ.FTS.B, 5.675%, 5/09/36 .... 512 260
a,b
8370594.SQ.FTS.B, 5.615%, 5/11/36 .... 252 120
a
8370406.SQ.FTS.B, 6.154%, 5/11/36 .... 135 97
a,b
8370392.SQ.FTS.B, 6.301%, 5/11/36 .... 311 7
a,b
8370612.SQ.FTS.B, 6.42%, 5/11/36 ..... 4,659 98
a,b
8373458.SQ.FTS.B, 5.912%, 5/12/36 .... 2,677 1,747
a,b
8373052.SQ.FTS.B, 6.141%, 5/12/36 .... 2,470 64
a
8372657.SQ.FTS.B, 6.154%, 5/12/36 .... 4,702 2,788
a,b
8373371.SQ.FTS.B, 6.321%, 5/12/36 .... 3,913 100
a
8374700.SQ.FTS.B, 6.424%, 5/12/36 .... 3,675 2,161
a,b
8376661.SQ.FTS.B, 4.956%, 5/13/36 .... 1,560 38
a,b
8376230.SQ.FTS.B, 5.66%, 5/13/36 ..... 4,232 61
a,b
8381919.SQ.FTS.B, 4.965%, 5/14/36 .... 1,506 26
a
8383275.SQ.FTS.B, 5.404%, 5/14/36 .... 938 723
a,b
8382098.SQ.FTS.B, 6.149%, 5/14/36 .... 8,174 229
a,b
8383353.SQ.FTS.B, 6.15%, 5/14/36 ..... 37,881 1,009
a,b
8382493.SQ.FTS.B, 6.55%, 5/14/36 ..... 10,128 144
a
8385298.SQ.FTS.B, 5.66%, 5/15/36 ..... 208 174
a
8387911.SQ.FTS.B, 4.781%, 5/16/36 .... 2,323 1,181
a
8388466.SQ.FTS.B, 5.125%, 5/16/36 .... 624 388
a
8388312.SQ.FTS.B, 5.427%, 5/16/36 .... 618 434
a,b
8392372.SQ.FTS.B, 4.78%, 5/18/36 ..... 3,862 195
a,b
8391986.SQ.FTS.B, 5.112%, 5/18/36 .... 5,055 242
a
8390042.SQ.FTS.B, 5.66%, 5/18/36 ..... 916 482
a
8390639.SQ.FTS.B, 6.427%, 5/18/36 .... 7 4
a,b
8396180.SQ.FTS.B, 4.959%, 5/19/36 .... 1,271 29
a,b
8395941.SQ.FTS.B, 6.146%, 5/19/36 .... 2,108 1,099
a
8396223.SQ.FTS.B, 6.152%, 5/19/36 .... 3,884 2,151
a,b
8398764.SQ.FTS.B, 5.66%, 5/20/36 ..... 21,029 572
a
8406914.SQ.FTS.B, 6.547%, 5/21/36 .... 4,280 2,722
a
8412573.SQ.FTS.B, 4.784%, 5/22/36 .... 3,263 2,213
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
8408339.SQ.FTS.B, 6.551%, 5/22/36 .... $ 5,451 $ 52
a
8414495.SQ.FTS.B, 4.781%, 5/24/36 .... 2,543 1,971
a,b
8418827.SQ.FTS.B, 5.409%, 5/25/36 .... 63,980 1,305
a
8422169.SQ.FTS.B, 5.663%, 5/26/36 .... 4,809 3,358
a
8424605.SQ.FTS.B, 5.911%, 5/26/36 .... 3,964 2,424
a
8423665.SQ.FTS.B, 6.152%, 5/26/36 .... 3,025 2,455
a
8431678.SQ.FTS.B, 6.153%, 5/28/36 .... 991 710
a,b
8435782.SQ.FTS.B, 4.943%, 5/29/36 .... 1,958 38
a
8436467.SQ.FTS.B, 4.962%, 5/29/36 .... 783 446
a,b
8435257.SQ.FTS.B, 5.917%, 5/29/36 .... 1,285 55
615,067
Freedom Financial Asset Management LLC
APP-15053612.FP.FTS.B, 13.99%, 7/26/26 515 517
APP-15053337.FP.FTS.B, 17.99%, 7/26/26 841 855
APP-16719236.FP.FTS.B, 10.49%, 9/04/26 1,801 1,809
APP-16630984.FP.FTS.B, 14.49%, 9/12/26 1,714 1,727
APP-16335651.FP.FTS.B, 14.49%, 9/15/26 1,959 1,971
APP-17464221.FP.FTS.B, 16.74%, 9/15/26 1,169 1,182
APP-16710569.FP.FTS.B, 15.49%, 9/16/26 2,922 2,941
APP-17279512.FP.FTS.B, 16.74%, 9/22/26 1,754 1,785
APP-16676602.FP.FTS.B, 11.24%, 11/05/26 1,440 1,442
APP-11381442.FP.FTS.B, 20.49%, 11/26/26 4,117 4,235
APP-11579549.FP.FTS.B, 13.49%,
12/15/26 .......................... 5,002 5,028
APP-11022370.FP.FTS.B, 16.49%,
12/20/26 .......................... 1,411 1,422
APP-11740523.FP.FTS.B, 10.99%,
12/21/26 .......................... 4,097 4,133
APP-11723942.FP.FTS.B, 19.49%,
12/21/26 .......................... 10,986 11,340
APP-12116526.FP.FTS.B, 18.99%, 1/05/27 2,908 2,961
APP-11410185.FP.FTS.B, 22.49%, 1/10/27 6,718 6,948
APP-12032875.FP.FTS.B, 11.24%, 1/16/27 4,648 4,695
APP-11694985.FP.FTS.B, 12.99%, 1/21/27 3,002 3,036
APP-12169743.FP.FTS.B, 24.24%, 1/22/27 6,973 7,245
APP-12186510.FP.FTS.B, 9.74%, 1/23/27 . 7,297 7,364
APP-11595106.FP.FTS.B, 13.49%, 1/26/27 2,519 2,547
APP-11595260.FP.FTS.B, 18.99%, 1/30/27 796 803
APP-11709701.FP.FTS.B, 16.49%, 2/04/27 2,636 2,659
APP-11725393.FP.FTS.B, 17.99%, 2/04/27 11,267 11,522
APP-11694359.FP.FTS.B, 19.99%, 2/04/27 141 140
APP-11660434.FP.FTS.B, 20.49%, 2/04/27 7,372 7,634
APP-11694079.FP.FTS.B, 10.99%, 2/05/27 4,130 4,162
APP-11722179.FP.FTS.B, 11.99%, 2/05/27 5,541 5,587
APP-11742867.FP.FTS.B, 23.24%, 2/05/27 5,087 5,265
APP-12337990.FP.FTS.B, 16.49%, 2/07/27 1,831 1,848
APP-11738196.FP.FTS.B, 21.99%, 2/15/27 2,861 2,950
APP-12029572.FP.FTS.B, 16.99%, 2/24/27 1,207 1,217
APP-12050224.FP.FTS.B, 11.74%, 3/01/27 9,017 9,087
APP-12168636.FP.FTS.B, 13.24%, 3/01/27 4,318 4,356
APP-12158633.FP.FTS.B, 23.24%, 3/02/27 5,367 5,540
APP-12050159.FP.FTS.B, 13.24%, 3/07/27 7,592 7,672
APP-12105970.FP.FTS.B, 10.99%, 3/08/27 4,763 4,805
APP-12155604.FP.FTS.B, 11.24%, 3/08/27 1,389 1,392

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC
(continued)
APP-12106008.FP.FTS.B, 13.49%, 3/08/27 $ 3,553 $ 3,591
APP-12432804.FP.FTS.B, 13.24%, 3/09/27 7,909 7,986
APP-11508449.FP.FTS.B, 8.49%, 3/10/27 . 6,142 6,194
APP-12203395.FP.FTS.B, 22.49%, 3/10/27 3,750 1,412
APP-12210087.FP.FTS.B, 18.74%, 3/11/27 11,317 11,601
APP-12071137.FP.FTS.B, 19.99%, 3/11/27 7,040 7,253
APP-12460903.FP.FTS.B, 10.99%, 3/15/27 8,368 8,446
APP-12467297.FP.FTS.B, 13.24%, 3/15/27 6,798 6,876
APP-12418630.FP.FTS.B, 17.99%, 3/18/27 4,877 5,018
APP-12463831.FP.FTS.B, 19.99%, 3/18/27 2,189 2,245
APP-12380981.FP.FTS.B, 13.74%, 3/20/27 2,084 2,103
APP-12230901.FP.FTS.B, 20.24%, 3/20/27 11,183 11,524
APP-12424835.FP.FTS.B, 23.99%, 3/20/27 9,053 9,452
APP-12459776.FP.FTS.B, 10.99%, 3/21/27 7,178 7,253
APP-12287335.FP.FTS.B, 13.24%, 3/21/27 5,222 5,292
APP-12270745.FP.FTS.B, 17.74%, 3/23/27 7,597 7,816
APP-12429877.FP.FTS.B, 19.74%, 3/23/27 8,621 8,922
APP-12107351.FP.FTS.B, 16.49%, 3/24/27 5,829 6,016
APP-12468743.FP.FTS.B, 18.24%, 3/24/27 793 795
APP-11397497.FP.FTS.B, 11.99%, 4/19/27 6,131 6,204
APP-12033253.FP.FTS.B, 17.99%, 4/24/27 4,091 4,261
APP-12133804.FP.FTS.B, 10.99%, 4/30/27 5,989 6,051
APP-12097459.FP.FTS.B, 13.24%, 5/08/27 6,658 6,737
APP-12345892.FP.FTS.B, 13.49%, 5/22/27 2,986 3,017
APP-12468566.FP.FTS.B, 19.74%, 6/25/27 13,331 13,910
APP-15007182.FP.FTS.B, 16.99%, 7/11/27 3,584 3,637
APP-15105817.FP.FTS.B, 11.74%, 7/15/27 6,356 6,427
APP-16662334.FP.FTS.B, 15.24%, 7/26/27 8,338 8,458
APP-15116487.FP.FTS.B, 21.49%, 7/28/27 6,075 6,364
APP-16465567.FP.FTS.B, 15.49%, 7/30/27 5,165 5,247
APP-16640475.FP.FTS.B, 12.74%, 8/02/27 5,926 5,988
APP-12159801.FP.FTS.B, 16.99%, 8/15/27 8,933 9,203
APP-15106325.FP.FTS.B, 23.24%, 8/28/27 539 541
APP-16632155.FP.FTS.B, 11.49%, 9/01/27 5,681 5,741
APP-16448250.FP.FTS.B, 13.49%, 9/01/27 2,345 2,374
APP-16676570.FP.FTS.B, 15.24%, 9/01/27 7,132 7,303
APP-12175594.FP.FTS.B, 18.99%, 9/01/27 2,016 2,034
APP-16852920.FP.FTS.B, 10.99%, 9/04/27 12,540 12,679
APP-16640455.FP.FTS.B, 10.99%, 9/05/27 7,274 7,353
APP-15052242.FP.FTS.B, 11.74%, 9/13/27 16,801 17,088
APP-17458875.FP.FTS.B, 16.49%, 9/13/27 1,749 1,769
APP-16687847.FP.FTS.B, 9.49%, 9/15/27 . 6,388 6,470
APP-17490395.FP.FTS.B, 15.24%, 9/26/27 11,640 11,832
APP-17504832.FP.FTS.B, 13.74%, 9/27/27 1,818 1,826
APP-12176796.FP.FTS.B, 8.99%, 10/25/27 3,415 3,438
APP-16627732.FP.FTS.B, 12.99%,
10/25/27 .......................... 9,998 10,158
b
APP-16800634.FP.FTS.B, 15.99%,
10/28/27 .......................... 22,740 2,805
APP-11872544.FP.FTS.B, 19.99%, 11/25/27 1,828 1,867
APP-12199831.FP.FTS.B, 16.99%, 5/22/36 682 688
453,087
LendingClub Corp. - LCX
162966512.LC.FTS.B, 11.02%, 4/12/35 ... 1,591
–
Description
Principal
Amount Value
LendingClub Corp. - LCX PM
172665217.LC.FTS.B, 15.4%, 12/04/35 ... $ 531
$ 531
Prosper Funding LLC
1592846.PS.FTS.B, 15.9%, 7/23/26 ..... 575 581
1599440.PS.FTS.B, 26.4%, 8/05/26 ..... 275 278
1600466.PS.FTS.B, 18.73%, 8/06/26 .... 1,499 1,509
1603759.PS.FTS.B, 20.59%, 8/06/26 .... 1,036 1,042
1611384.PS.FTS.B, 13.88%, 8/09/26 .... 906 905
1611810.PS.FTS.B, 13%, 8/10/26 ....... 223 222
1606042.PS.FTS.B, 14.74%, 8/10/26 .... 2,574 1,821
1611807.PS.FTS.B, 19.33%, 8/10/26 .... 1,545 1,558
1612149.PS.FTS.B, 20.7%, 8/10/26 ..... 660 667
1612140.PS.FTS.B, 23.74%, 8/10/26 .... 715 721
1603532.PS.FTS.B, 20.5%, 8/12/26 ..... 1,156 1,168
1611322.PS.FTS.B, 12.5%, 8/19/26 ..... 3,081 3,084
1618149.PS.FTS.B, 13.7%, 8/19/26 ..... 878 879
1615738.PS.FTS.B, 13.3%, 8/27/26 ..... 358 359
1611798.PS.FTS.B, 25.74%, 9/01/26 .... 1,719 1,751
1625300.PS.FTS.B, 11.79%, 9/23/26 .... 752 755
1631647.PS.FTS.B, 12.7%, 9/28/26 ..... 1,786 1,793
1638105.PS.FTS.B, 13.4%, 9/28/26 ..... 861 865
1648282.PS.FTS.B, 14%, 10/26/26 ...... 2,016 2,047
1645223.PS.FTS.B, 10.5%, 10/27/26 .... 1,127 1,131
1648588.PS.FTS.B, 14.39%, 10/27/26 ... 2,031 2,063
1646309.PS.FTS.B, 9.62%, 10/28/26 .... 2,219 2,227
1646072.PS.FTS.B, 28.23%, 10/28/26 ... 1,987 2,045
1646819.PS.FTS.B, 11.2%, 10/29/26 .... 590 598
1650901.PS.FTS.B, 11.2%, 10/29/26 .... 2,285 2,316
1489833.PS.FTS.B, 16.99%, 10/30/26 ... 1,375 1,383
1649809.PS.FTS.B, 11.1%, 10/31/26 .... 1,272 1,276
1656183.PS.FTS.B, 14.38%, 10/31/26 ... 1,190 1,194
1650023.PS.FTS.B, 14.79%, 11/04/26 .... 1,735 1,737
1649791.PS.FTS.B, 15.1%, 11/05/26 .... 4,017 4,085
1651754.PS.FTS.B, 10.5%, 11/08/26 .... 2,905 2,905
1658080.PS.FTS.B, 14.63%, 11/08/26 .... 2,006 2,024
1666449.PS.FTS.B, 14.6%, 11/09/26 .... 1,807 1,830
1658839.PS.FTS.B, 14.68%, 11/09/26 .... 2,361 2,362
1658842.PS.FTS.B, 17%, 11/09/26 ...... 2,088 2,113
1667757.PS.FTS.B, 18.25%, 11/12/26 .... 2,185 2,219
1661797.PS.FTS.B, 21%, 11/15/26 ...... 437 450
1664327.PS.FTS.B, 13.5%, 11/30/26 .... 813 830
1687146.PS.FTS.B, 11.43%, 12/16/26 .... 2,022 2,023
1680241.PS.FTS.B, 14.38%, 12/16/26 ... 4,445 4,453
1680301.PS.FTS.B, 18.5%, 12/16/26 .... 960 975
1675265.PS.FTS.B, 10.5%, 12/20/26 .... 3,805 3,811
b
1688964.PS.FTS.B, 13.93%, 12/21/26 ... 4,186 –
1689036.PS.FTS.B, 14.6%, 12/21/26 .... 3,783 3,840
1676819.PS.FTS.B, 14.68%, 12/22/26 ... 6,409 5,680
1680116.PS.FTS.B, 14%, 12/29/26 ...... 5,340 5,497
1690116.PS.FTS.B, 23.11%, 12/31/26 .... 3,542 3,665
1694572.PS.FTS.B, 11.6%, 1/13/27 ..... 4,119 4,124
b
1694593.PS.FTS.B, 23.4%, 1/13/27 ..... 5,579 –
1702152.PS.FTS.B, 12.87%, 1/14/27 .... 1,161 1,162
1688534.PS.FTS.B, 12.9%, 1/16/27 ..... 761 759
1704984.PS.FTS.B, 10.29%, 1/19/27 .... 2,397 2,403
1698709.PS.FTS.B, 15.2%, 1/20/27 ..... 3,026 3,074
1674146.PS.FTS.B, 18.78%, 1/20/27 .... 2,417 2,458

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1721439.PS.FTS.B, 12%, 2/15/27 ....... $ 566 $ 566
1708901.PS.FTS.B, 18.33%, 2/15/27 .... 4,689 4,778
1720974.PS.FTS.B, 18.4%, 2/15/27 ..... 4,657 4,735
1709498.PS.FTS.B, 25.9%, 2/16/27 ..... 2,641 2,666
1708466.PS.FTS.B, 18.6%, 2/22/27 ..... 1,544 1,569
1709507.PS.FTS.B, 13.5%, 3/15/27 ..... 929 932
1749006.PS.FTS.B, 19.53%, 3/31/27 .... 3,134 3,163
1749429.PS.FTS.B, 25.9%, 4/01/27 ..... 1,895 1,944
b
1603750.PS.FTS.B, 15.9%, 5/20/27 ..... 3,120 417
1722171.PS.FTS.B, 18.78%, 6/14/27 .... 2,574 1,372
b
1682455.PS.FTS.B, 11.43%, 11/21/27 .... 16,126 992
1739157.PS.FTS.B, 11.5%, 12/18/27 .... 12,327 6,872
1708907.PS.FTS.B, 18.13%, 2/20/28 .... 9,391 9,278
b
1689368.PS.FTS.B, 16.2%, 1/14/35 ..... 354 –
140,001
Upgrade, Inc. - Card
991762816.UG.FTS.B, 29.49%, 6/20/26 .. 35 3
991545568.UG.FTS.B, 29.49%, 8/16/26 .. 477 498
991721350.UG.FTS.B, 29.49%, 8/16/26 .. 516 468
991573331.UG.FTS.B, 29.49%, 9/17/26 .. 94 98
991658250.UG.FTS.B, 16.99%, 1/20/27 .. 100 101
991645022.UG.FTS.B, 29.49%, 1/21/27 .. 37 32
991721939.UG.FTS.B, 16.99%, 2/02/27 .. 325 334
991894965.UG.FTS.B, 16.99%, 2/03/27 .. 1,363 1,397
991579043.UG.FTS.B, 19.99%, 4/17/27 .. 1,291 1,032
991663324.UG.FTS.B, 22.36%, 5/29/27 .. 26 27
b
991727635.UG.FTS.B, 28.98%, 6/07/27 .. 173 –
991579317.UG.FTS.B, 29.49%, 6/16/27 .. 87 91
b
991693097.UG.FTS.B, 26.94%, 9/20/27 .. 317 22
991716805.UG.FTS.B, 22.97%, 11/08/27 . 285 291
991664785.UG.FTS.B, 18.98%, 12/26/27 . 161 111
991735384.UG.FTS.B, 29.49%, 6/06/29 .. 360 373
991587677.UG.FTS.B, 29.49%, 1/17/30 .. 438 464
991719643.UG.FTS.B, 29.49%, 8/22/30 .. 150 92
991883200.UG.FTS.B, 29.49%, 1/07/31 .. 27 27
991758368.UG.FTS.B, 29.49%, 1/20/31 .. 9 9
991754815.UG.FTS.B, 29.49%, 2/24/31 .. 9 9
991695320.UG.FTS.B, 29.49%, 3/05/31 .. 2 –
5,479
Upstart Network, Inc.
L1711804.UP.FTS.B, 9.08%, 9/14/26 ..... 1,015 1,000
L1709773.UP.FTS.B, 9.1%, 9/14/26 ..... 83 82
L1710250.UP.FTS.B, 9.72%, 9/14/26 .... 823 812
L1711112.UP.FTS.B, 12.03%, 9/14/26 .... 573 567
L1711626.UP.FTS.B, 13.98%, 9/14/26 .... 2,242 2,213
L1707201.UP.FTS.B, 16.24%, 9/14/26 .... 1,757 1,737
L1711610.UP.FTS.B, 17.32%, 9/14/26 .... 2,981 2,940
L1708807.UP.FTS.B, 17.72%, 9/14/26 .... 1,202 1,189
L1710981.UP.FTS.B, 17.81%, 9/14/26 .... 1,300 1,282
L1709643.UP.FTS.B, 20.04%, 9/14/26 .... 499 493
L1708429.UP.FTS.B, 20.63%, 9/14/26 .... 381 375
b
L1709924.UP.FTS.B, 24.74%, 9/14/26 .... 420 30
L1710379.UP.FTS.B, 24.83%, 9/14/26 .... 6 6
L1710592.UP.FTS.B, 25.03%, 9/14/26 .... 212 182
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1712014.UP.FTS.B, 25.46%, 9/14/26 .... $ 236 $ 232
L1710375.UP.FTS.B, 25.49%, 9/14/26 .... 272 268
L1711582.UP.FTS.B, 25.87%, 9/14/26 .... 4,270 4,207
L1709668.UP.FTS.B, 25.91%, 9/14/26 .... 209 206
FW1708283.UP.FTS.B, 30.95%, 9/14/26 .. 698 605
b
FW1709045.UP.FTS.B, 31.04%, 9/14/26 .. 686 146
FW1709237.UP.FTS.B, 31.24%, 9/14/26 .. 760 749
FW1712567.UP.FTS.B, 31.44%, 9/14/26 .. 447 441
L1709686.UP.FTS.B, 14.5%, 9/16/26 .... 2,280 2,250
FW1711817.UP.FTS.B, 20.95%, 9/20/26 .. 617 608
b
L1873953.UP.FTS.B, 6.89%, 10/18/26 .... 9,434 796
L1873001.UP.FTS.B, 11.14%, 10/18/26 ... 1,123 942
L1872155.UP.FTS.B, 11.36%, 10/18/26 ... 169 167
L1873842.UP.FTS.B, 11.7%, 10/18/26 .... 2,149 2,120
L1873090.UP.FTS.B, 11.9%, 10/18/26 .... 193 191
FW1873975.UP.FTS.B, 13.55%, 10/18/26 . 863 852
L1874369.UP.FTS.B, 14.32%, 10/18/26 ... 1,088 1,076
FW1874328.UP.FTS.B, 14.8%, 10/18/26 .. 1,363 1,348
L1860167.UP.FTS.B, 14.86%, 10/18/26 ... 269 224
L1873835.UP.FTS.B, 15.93%, 10/18/26 ... 1,407 1,228
L1872814.UP.FTS.B, 16.38%, 10/18/26 ... 1,897 1,877
L1873320.UP.FTS.B, 16.64%, 10/18/26 ... 282 279
L1873707.UP.FTS.B, 17.21%, 10/18/26 ... 913 903
FW1869707.UP.FTS.B, 17.52%, 10/18/26 . 2,150 2,123
L1874163.UP.FTS.B, 17.64%, 10/18/26 ... 975 962
L1873356.UP.FTS.B, 19.63%, 10/18/26 ... 211 208
L1872983.UP.FTS.B, 19.88%, 10/18/26 ... 548 514
FW1873856.UP.FTS.B, 20.15%, 10/18/26 . 904 893
L1873825.UP.FTS.B, 20.43%, 10/18/26 ... 7,565 7,460
L1873221.UP.FTS.B, 20.79%, 10/18/26 ... 307 303
L1873820.UP.FTS.B, 21.93%, 10/18/26 ... 426 420
L1874034.UP.FTS.B, 22.67%, 10/18/26 ... 283 280
L1873180.UP.FTS.B, 24.02%, 10/18/26 ... 161 159
L1873408.UP.FTS.B, 24.34%, 10/18/26 ... 487 481
L1870381.UP.FTS.B, 24.72%, 10/18/26 ... 1,009 995
L1868887.UP.FTS.B, 24.97%, 10/18/26 ... 2,779 1,140
L1872784.UP.FTS.B, 25.04%, 10/18/26 ... 1,073 1,058
L1873304.UP.FTS.B, 25.15%, 10/18/26 ... 174 172
FW1873077.UP.FTS.B, 25.29%, 10/18/26 . 494 488
L1872764.UP.FTS.B, 25.4%, 10/18/26 .... 248 245
L1874416.UP.FTS.B, 25.46%, 10/18/26 ... 4,047 3,993
L1874151.UP.FTS.B, 25.48%, 10/18/26 ... 181 179
L1870887.UP.FTS.B, 26.18%, 10/18/26 ... 284 281
FW1874429.UP.FTS.B, 27.19%, 10/18/26 . 650 641
FW1873344.UP.FTS.B, 27.72%, 10/18/26 . 2,403 2,372
FW1872622.UP.FTS.B, 28.59%, 10/18/26 . 553 546
FW1874208.UP.FTS.B, 29.47%, 10/18/26 . 619 611
FW1873268.UP.FTS.B, 30.52%, 10/18/26 . 324 320
FW1872558.UP.FTS.B, 30.55%, 10/18/26 . 234 231
FW1874112.UP.FTS.B, 31.18%, 10/18/26 . 895 883
L1874280.UP.FTS.B, 15.62%, 11/01/26 ... 4,694 4,645
L2010047.UP.FTS.B, 7.23%, 11/09/26 .... 1,343 1,321
L1982018.UP.FTS.B, 9.85%, 11/09/26 .... 716 704
L2008329.UP.FTS.B, 10.3%, 11/09/26 .... 867 853
L2009188.UP.FTS.B, 10.68%, 11/09/26 ... 3,071 3,028
L2009665.UP.FTS.B, 10.88%, 11/09/26 ... 1,242 1,223
L2006518.UP.FTS.B, 11.38%, 11/09/26 ... 394 388

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2005066.UP.FTS.B, 12.51%, 11/09/26 ... $ 2,293 $ 2,259
FW2004957.UP.FTS.B, 13.66%, 11/09/26 . 385 380
L2006397.UP.FTS.B, 13.66%, 11/09/26 ... 1,545 1,522
L2008524.UP.FTS.B, 14.03%, 11/09/26 ... 2,988 2,944
L2009234.UP.FTS.B, 14.43%, 11/09/26 ... 1,091 1,077
L2008618.UP.FTS.B, 14.73%, 11/09/26 ... 943 929
L2009287.UP.FTS.B, 14.91%, 11/09/26 ... 915 902
L2008691.UP.FTS.B, 15.38%, 11/09/26 ... 740 730
L2008772.UP.FTS.B, 15.55%, 11/09/26 ... 1,596 1,576
L2009243.UP.FTS.B, 15.94%, 11/09/26 ... 1,609 1,589
FW2010280.UP.FTS.B, 16.52%, 11/09/26 . 2,603 2,571
FW2009372.UP.FTS.B, 16.77%, 11/09/26 . 2,448 2,418
L2008272.UP.FTS.B, 17.06%, 11/09/26 ... 3,282 3,241
L2006918.UP.FTS.B, 18.03%, 11/09/26 ... 5,207 5,126
FW2005908.UP.FTS.B, 18.71%, 11/09/26 . 760 749
FW2009511.UP.FTS.B, 18.82%, 11/09/26 . 1,010 994
L2007966.UP.FTS.B, 18.98%, 11/09/26 ... 340 334
L2007377.UP.FTS.B, 19.06%, 11/09/26 ... 2,883 2,847
L2007099.UP.FTS.B, 20.26%, 11/09/26 ... 5,547 5,450
L2008551.UP.FTS.B, 20.27%, 11/09/26 ... 3,780 3,713
FW2004995.UP.FTS.B, 21%, 11/09/26 ... 1,021 1,005
FW2006513.UP.FTS.B, 21.09%, 11/09/26 . 288 283
L2006375.UP.FTS.B, 21.38%, 11/09/26 ... 316 311
FW2009886.UP.FTS.B, 22.16%, 11/09/26 . 722 711
L2009468.UP.FTS.B, 22.18%, 11/09/26 ... 2,331 2,291
L2009034.UP.FTS.B, 22.22%, 11/09/26 ... 473 464
L2007056.UP.FTS.B, 24.37%, 11/09/26 ... 475 467
FW2006718.UP.FTS.B, 24.97%, 11/09/26 . 946 930
L2007001.UP.FTS.B, 25.04%, 11/09/26 ... 283 278
L2009837.UP.FTS.B, 25.1%, 11/09/26 .... 286 281
L2005357.UP.FTS.B, 25.2%, 11/09/26 .... 944 928
L2006252.UP.FTS.B, 25.33%, 11/09/26 ... 399 392
L2007046.UP.FTS.B, 25.34%, 11/09/26 ... 341 336
FW2009941.UP.FTS.B, 25.35%, 11/09/26 . 1,499 1,473
L2009460.UP.FTS.B, 25.35%, 11/09/26 ... 586 577
L2007026.UP.FTS.B, 25.44%, 11/09/26 ... 342 336
L1976857.UP.FTS.B, 25.45%, 11/09/26 ... 1,516 1,491
L2008185.UP.FTS.B, 25.45%, 11/09/26 ... 767 754
FW2007576.UP.FTS.B, 26.1%, 11/09/26 .. 969 952
L2009167.UP.FTS.B, 26.14%, 11/09/26 ... 1,918 1,885
FW2006658.UP.FTS.B, 26.38%, 11/09/26 . 1,155 1,137
FW2008080.UP.FTS.B, 27.3%, 11/09/26 .. 293 288
FW2009450.UP.FTS.B, 27.39%, 11/09/26 . 1,516 1,490
FW2005859.UP.FTS.B, 28.42%, 11/09/26 . 2,752 2,706
FW2005194.UP.FTS.B, 29.14%, 11/09/26 . 1,306 1,285
FW2005025.UP.FTS.B, 31.15%, 11/09/26 . 1,558 1,532
FW2008400.UP.FTS.B, 31.31%, 11/09/26 . 704 695
FW2009323.UP.FTS.B, 31.47%, 11/09/26 . 1,265 1,244
FW2009221.UP.FTS.B, 30.79%, 11/12/26 . 3,104 2,344
L2005604.UP.FTS.B, 7.24%, 11/15/26 .... 3,725 2,985
L2009697.UP.FTS.B, 20.69%, 11/15/26 ... 890 876
L2077278.UP.FTS.B, 10.24%, 11/19/26 ... 237 234
L2079683.UP.FTS.B, 10.46%, 11/19/26 ... 616 607
L2077229.UP.FTS.B, 11.22%, 11/19/26 ... 2,940 2,900
L2079790.UP.FTS.B, 11.54%, 11/19/26 ... 1,271 1,253
L2069545.UP.FTS.B, 12.88%, 11/19/26 ... 911 899
L2080759.UP.FTS.B, 14.39%, 11/19/26 ... 2,192 2,163
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2077934.UP.FTS.B, 15.05%, 11/19/26 ... $ 1,187 $ 1,171
b
L2077136.UP.FTS.B, 16.73%, 11/19/26 ... 2,286 420
FW2080998.UP.FTS.B, 16.87%, 11/19/26 . 117 116
FW2078513.UP.FTS.B, 16.88%, 11/19/26 . 2,947 2,918
L2079147.UP.FTS.B, 16.93%, 11/19/26 ... 2,655 2,629
L2073789.UP.FTS.B, 17.39%, 11/19/26 ... 654 242
L2079089.UP.FTS.B, 19.11%, 11/19/26 ... 1,001 991
L2079136.UP.FTS.B, 19.7%, 11/19/26 .... 2,838 2,801
FW2076082.UP.FTS.B, 20.04%, 11/19/26 . 2,431 2,401
L2077767.UP.FTS.B, 20.73%, 11/19/26 ... 1,752 1,729
FW2080860.UP.FTS.B, 21.93%, 11/19/26 . 3,142 3,100
L2080597.UP.FTS.B, 22.59%, 11/19/26 ... 398 393
L2079001.UP.FTS.B, 24.08%, 11/19/26 ... 1,399 1,380
b
FW2076263.UP.FTS.B, 24.18%, 11/19/26 . 944 66
FW2080275.UP.FTS.B, 26.15%, 11/19/26 . 670 662
L2075827.UP.FTS.B, 27%, 11/19/26 ..... 1,808 1,786
L2078364.UP.FTS.B, 15.16%, 11/20/26 ... 954 944
FW2009687.UP.FTS.B, 29.61%, 11/21/26 . 1,038 1,021
L2008677.UP.FTS.B, 10.77%, 11/23/26 ... 1,466 1,444
L2010117.UP.FTS.B, 24.96%, 11/23/26 ... 764 751
FW2007433.UP.FTS.B, 21.02%, 11/24/26 . 1,305 1,283
L2079956.UP.FTS.B, 14.89%, 12/01/26 ... 1,268 1,255
FW2080677.UP.FTS.B, 18.72%, 12/04/26 . 3,678 2,601
L2196810.UP.FTS.B, 7.42%, 12/07/26 .... 934 917
L2198501.UP.FTS.B, 8.94%, 12/07/26 .... 640 629
L2195995.UP.FTS.B, 9.12%, 12/07/26 .... 692 680
L2197856.UP.FTS.B, 11.23%, 12/07/26 ... 906 892
FW2199260.UP.FTS.B, 12.51%, 12/07/26 . 4,204 4,138
L2200250.UP.FTS.B, 13.28%, 12/07/26 ... 872 858
L2197658.UP.FTS.B, 13.72%, 12/07/26 ... 895 655
b
FW2198593.UP.FTS.B, 14.12%, 12/07/26 . 1,695 122
L2199997.UP.FTS.B, 14.15%, 12/07/26 ... 655 644
L2198350.UP.FTS.B, 15.19%, 12/07/26 ... 139 137
L2199879.UP.FTS.B, 16.31%, 12/07/26 ... 2,346 961
L2198446.UP.FTS.B, 16.58%, 12/07/26 ... 8,555 8,443
b
L2198345.UP.FTS.B, 17.18%, 12/07/26 ... 5,774 1,153
L2198376.UP.FTS.B, 17.42%, 12/07/26 ... 4,226 4,154
L2199726.UP.FTS.B, 18.1%, 12/07/26 .... 1,141 1,126
L2196412.UP.FTS.B, 18.83%, 12/07/26 ... 346 342
L2199248.UP.FTS.B, 19.04%, 12/07/26 ... 2,961 2,922
L2199129.UP.FTS.B, 20.12%, 12/07/26 ... 434 428
L2197655.UP.FTS.B, 20.75%, 12/07/26 ... 999 980
L2196680.UP.FTS.B, 21.47%, 12/07/26 ... 1,199 1,179
L2199874.UP.FTS.B, 22.34%, 12/07/26 ... 1,683 1,651
L2192706.UP.FTS.B, 22.47%, 12/07/26 ... 2,043 2,006
FW2196522.UP.FTS.B, 23.26%, 12/07/26 . 761 55
b
L2200210.UP.FTS.B, 24.56%, 12/07/26 ... 6,477 461
L2198546.UP.FTS.B, 25.32%, 12/07/26 ... 322 317
L2197183.UP.FTS.B, 25.46%, 12/07/26 ... 367 361
L2197844.UP.FTS.B, 25.47%, 12/07/26 ... 601 589
L2199814.UP.FTS.B, 25.68%, 12/07/26 ... 1,297 1,273
FW2199793.UP.FTS.B, 25.9%, 12/07/26 .. 1,735 1,704
FW2200069.UP.FTS.B, 28.54%, 12/07/26 . 774 617
FW2198176.UP.FTS.B, 29.22%, 12/07/26 . 610 598
FW2199632.UP.FTS.B, 32.42%, 12/07/26 . 1,179 1,158
L2201100.UP.FTS.B, 5.82%, 12/08/26 .... 1,508 1,478

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2203382.UP.FTS.B, 6.5%, 12/08/26 .... $ 1,527 $ 1,498
L2206413.UP.FTS.B, 7.44%, 12/08/26 .... 1,024 1,008
L2201126.UP.FTS.B, 7.87%, 12/08/26 .... 1,493 1,473
L2200918.UP.FTS.B, 8.74%, 12/08/26 .... 687 676
FW2202215.UP.FTS.B, 9.76%, 12/08/26 .. 4,165 4,106
L2205258.UP.FTS.B, 10.97%, 12/08/26 ... 504 496
L2202707.UP.FTS.B, 11.01%, 12/08/26 ... 677 668
L2200873.UP.FTS.B, 11.09%, 12/08/26 ... 1,504 1,481
L2205661.UP.FTS.B, 11.13%, 12/08/26 ... 2,006 1,975
FW2202691.UP.FTS.B, 11.21%, 12/08/26 . 502 494
FW2201210.UP.FTS.B, 12.48%, 12/08/26 . 342 337
b
L2202867.UP.FTS.B, 13.27%, 12/08/26 ... 694 158
L2202534.UP.FTS.B, 13.68%, 12/08/26 ... 2,634 2,593
L2200884.UP.FTS.B, 13.99%, 12/08/26 ... 1,307 1,286
L2201701.UP.FTS.B, 14.19%, 12/08/26 ... 1,240 1,221
L2200543.UP.FTS.B, 14.23%, 12/08/26 ... 979 964
FW2206534.UP.FTS.B, 14.38%, 12/08/26 . 567 558
FW2201365.UP.FTS.B, 14.41%, 12/08/26 . 2,578 2,539
L2205970.UP.FTS.B, 14.78%, 12/08/26 ... 471 464
L2203172.UP.FTS.B, 14.86%, 12/08/26 ... 1,795 1,767
L2203888.UP.FTS.B, 15.35%, 12/08/26 ... 543 534
L2205432.UP.FTS.B, 15.94%, 12/08/26 ... 4,228 4,174
L2195672.UP.FTS.B, 16.2%, 12/08/26 .... 2,371 2,341
L2203269.UP.FTS.B, 16.66%, 12/08/26 ... 835 824
L2200406.UP.FTS.B, 17.28%, 12/08/26 ... 825 815
L2203876.UP.FTS.B, 17.53%, 12/08/26 ... 4,698 3,363
L2202653.UP.FTS.B, 17.59%, 12/08/26 ... 2,339 2,309
L2200437.UP.FTS.B, 17.72%, 12/08/26 ... 472 464
L2206114.UP.FTS.B, 17.92%, 12/08/26 ... 385 380
L2201870.UP.FTS.B, 17.98%, 12/08/26 ... 570 561
L2202316.UP.FTS.B, 18.78%, 12/08/26 ... 579 211
L2171699.UP.FTS.B, 19.26%, 12/08/26 ... 1,692 1,661
FW2201480.UP.FTS.B, 19.28%, 12/08/26 . 1,363 1,345
L2201833.UP.FTS.B, 19.78%, 12/08/26 ... 972 957
L2203346.UP.FTS.B, 19.86%, 12/08/26 ... 1,257 1,241
L2200528.UP.FTS.B, 20.47%, 12/08/26 ... 694 683
L2201790.UP.FTS.B, 20.6%, 12/08/26 .... 557 548
L2203266.UP.FTS.B, 21.37%, 12/08/26 ... 1,058 1,039
L2203685.UP.FTS.B, 21.52%, 12/08/26 ... 707 694
L2206634.UP.FTS.B, 21.58%, 12/08/26 ... 444 436
FW2202543.UP.FTS.B, 22.46%, 12/08/26 . 241 237
L2200624.UP.FTS.B, 22.5%, 12/08/26 .... 410 404
L2203293.UP.FTS.B, 22.93%, 12/08/26 ... 351 345
L2203557.UP.FTS.B, 23.55%, 12/08/26 ... 132 130
b
L2197277.UP.FTS.B, 23.68%, 12/08/26 ... 1,999 155
FW2200085.UP.FTS.B, 23.88%, 12/08/26 . 477 35
L2204440.UP.FTS.B, 24.51%, 12/08/26 ... 254 250
L2200752.UP.FTS.B, 24.63%, 12/08/26 ... 213 209
FW2200668.UP.FTS.B, 24.66%, 12/08/26 . 1,550 1,521
L2201876.UP.FTS.B, 24.84%, 12/08/26 ... 236 232
L2200418.UP.FTS.B, 24.91%, 12/08/26 ... 1,407 1,384
L2204236.UP.FTS.B, 25.3%, 12/08/26 .... 353 346
L2204385.UP.FTS.B, 25.38%, 12/08/26 ... 262 257
L2204272.UP.FTS.B, 25.42%, 12/08/26 ... 188 185
L2200539.UP.FTS.B, 25.48%, 12/08/26 ... 1,183 1,162
L2202382.UP.FTS.B, 25.5%, 12/08/26 .... 388 381
L2206619.UP.FTS.B, 25.63%, 12/08/26 ... 1,621 1,593
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2205529.UP.FTS.B, 25.96%, 12/08/26 ... $ 1,520 $ 1,493
FW2200840.UP.FTS.B, 27.39%, 12/08/26 . 1,868 1,836
FW2200263.UP.FTS.B, 28.29%, 12/08/26 . 4,301 4,227
FW2203128.UP.FTS.B, 28.72%, 12/08/26 . 225 221
FW2201641.UP.FTS.B, 29.67%, 12/08/26 . 1,887 1,855
FW2206862.UP.FTS.B, 29.87%, 12/08/26 . 265 261
FW2202866.UP.FTS.B, 30.6%, 12/08/26 .. 329 229
FW2203290.UP.FTS.B, 31.07%, 12/08/26 . 329 324
FW2205002.UP.FTS.B, 31.08%, 12/08/26 . 744 731
FW2200524.UP.FTS.B, 31.14%, 12/08/26 . 784 770
FW2199311.UP.FTS.B, 31.18%, 12/08/26 . 330 325
FW2199186.UP.FTS.B, 25.95%, 12/09/26 . 460 452
FW2200076.UP.FTS.B, 28.24%, 12/13/26 . 11,318 11,117
L2202911.UP.FTS.B, 21.13%, 12/14/26 ... 1,255 1,234
FW2203667.UP.FTS.B, 23.01%, 12/14/26 . 3,066 3,012
L2196899.UP.FTS.B, 24.65%, 12/15/26 ... 1,241 1,219
FW2199126.UP.FTS.B, 31.54%, 12/15/26 . 1,480 1,456
L2200110.UP.FTS.B, 25.93%, 12/16/26 ... 1,768 1,446
L2203117.UP.FTS.B, 13.79%, 12/17/26 ... 1,519 1,495
b
L2201499.UP.FTS.B, 21.34%, 12/17/26 ... 3,493 255
FW2205704.UP.FTS.B, 28.05%, 12/18/26 . 1,127 1,108
L2206448.UP.FTS.B, 16%, 12/19/26 ..... 1,778 1,752
L2196775.UP.FTS.B, 22.04%, 12/19/26 ... 205 202
b
FW2197646.UP.FTS.B, 16.34%, 1/01/27 .. 2,680 193
L2411009.UP.FTS.B, 5.26%, 1/11/27 ..... 5,848 5,726
L2402399.UP.FTS.B, 6.09%, 1/11/27 ..... 4,602 4,507
L2413519.UP.FTS.B, 6.19%, 1/11/27 ..... 3,805 3,730
FW2406810.UP.FTS.B, 7.3%, 1/11/27 .... 761 748
L2408660.UP.FTS.B, 7.61%, 1/11/27 ..... 1,208 1,186
L2412785.UP.FTS.B, 7.81%, 1/11/27 ..... 351 345
L2413727.UP.FTS.B, 8.61%, 1/11/27 ..... 871 304
L2407187.UP.FTS.B, 8.85%, 1/11/27 ..... 891 875
FW2411415.UP.FTS.B, 9.04%, 1/11/27 ... 1,113 1,094
L2410685.UP.FTS.B, 9.48%, 1/11/27 ..... 1,914 1,249
FW2406985.UP.FTS.B, 9.83%, 1/11/27 ... 547 537
L2411458.UP.FTS.B, 10.12%, 1/11/27 .... 404 397
L2413945.UP.FTS.B, 10.53%, 1/11/27 .... 4,069 4,005
L2413044.UP.FTS.B, 11.78%, 1/11/27 .... 1,565 1,540
L2412100.UP.FTS.B, 13.07%, 1/11/27 .... 1,274 1,254
L2411596.UP.FTS.B, 13.42%, 1/11/27 .... 969 954
FW2412839.UP.FTS.B, 13.8%, 1/11/27 ... 2,141 2,107
FW2407206.UP.FTS.B, 13.82%, 1/11/27 .. 1,178 1,160
L2409821.UP.FTS.B, 14.42%, 1/11/27 .... 1,073 1,056
L2410324.UP.FTS.B, 14.46%, 1/11/27 .... 3,988 3,925
L2408774.UP.FTS.B, 14.55%, 1/11/27 .... 796 787
L2408843.UP.FTS.B, 14.84%, 1/11/27 .... 427 421
L2406986.UP.FTS.B, 16.62%, 1/11/27 .... 1,033 1,020
L2412621.UP.FTS.B, 16.62%, 1/11/27 .... 826 816
FW2411635.UP.FTS.B, 17.05%, 1/11/27 .. 1,061 1,044
L2411840.UP.FTS.B, 17.48%, 1/11/27 .... 6,377 4,384
L2406982.UP.FTS.B, 17.53%, 1/11/27 .... 2,170 1,501
FW2411466.UP.FTS.B, 17.75%, 1/11/27 .. 422 416
L2407285.UP.FTS.B, 17.96%, 1/11/27 .... 1,233 431
L2410765.UP.FTS.B, 18.19%, 1/11/27 .... 1,512 1,493
L2412345.UP.FTS.B, 18.51%, 1/11/27 .... 628 618
FW2406958.UP.FTS.B, 18.83%, 1/11/27 .. 328 323
L2407160.UP.FTS.B, 18.83%, 1/11/27 .... 3,753 3,708

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2412374.UP.FTS.B, 19.25%, 1/11/27 .... $ 2,657 $ 2,610
FW2410395.UP.FTS.B, 20.34%, 1/11/27 .. 1,100 1,083
FW2412890.UP.FTS.B, 20.68%, 1/11/27 .. 2,300 2,260
L2407644.UP.FTS.B, 21.08%, 1/11/27 .... 890 875
L2410907.UP.FTS.B, 21.6%, 1/11/27 ..... 808 794
L2410622.UP.FTS.B, 23.11%, 1/11/27 .... 1,105 1,087
FW2412083.UP.FTS.B, 23.34%, 1/11/27 .. 1,061 1,043
FW2412786.UP.FTS.B, 24.26%, 1/11/27 .. 1,744 1,715
FW2407461.UP.FTS.B, 25.01%, 1/11/27 .. 1,187 1,167
L2407824.UP.FTS.B, 25.08%, 1/11/27 .... 975 958
L2406959.UP.FTS.B, 25.22%, 1/11/27 .... 416 409
L2413560.UP.FTS.B, 25.29%, 1/11/27 .... 871 856
b
FW2411982.UP.FTS.B, 25.34%, 1/11/27 .. 1,780 128
b
L2411780.UP.FTS.B, 25.37%, 1/11/27 .... 142 52
L2409900.UP.FTS.B, 25.4%, 1/11/27 ..... 208 205
L2411491.UP.FTS.B, 25.4%, 1/11/27 ..... 131 129
L2411973.UP.FTS.B, 25.47%, 1/11/27 .... 310 305
FW2412928.UP.FTS.B, 25.61%, 1/11/27 .. 480 472
FW2411046.UP.FTS.B, 26.47%, 1/11/27 .. 2,397 1,690
b
L2409231.UP.FTS.B, 26.66%, 1/11/27 .... 1,381 251
FW2406988.UP.FTS.B, 27.86%, 1/11/27 .. 1,241 1,220
FW2410159.UP.FTS.B, 27.94%, 1/11/27 .. 1,008 991
FW2411293.UP.FTS.B, 29.42%, 1/11/27 .. 407 400
FW2407567.UP.FTS.B, 29.43%, 1/11/27 .. 1,132 809
FW2408568.UP.FTS.B, 29.5%, 1/11/27 ... 1,141 1,123
FW2412942.UP.FTS.B, 30.18%, 1/11/27 .. 1,061 1,044
FW2413390.UP.FTS.B, 30.33%, 1/11/27 .. 1,054 1,037
FW2413147.UP.FTS.B, 30.55%, 1/11/27 .. 1,318 896
FW2412502.UP.FTS.B, 30.76%, 1/11/27 .. 3,873 3,811
FW2411299.UP.FTS.B, 30.92%, 1/11/27 .. 430 423
FW2392367.UP.FTS.B, 30.94%, 1/11/27 .. 537 528
FW2411010.UP.FTS.B, 31.02%, 1/11/27 .. 1,172 1,153
FW2407947.UP.FTS.B, 31.05%, 1/11/27 .. 963 707
FW2411738.UP.FTS.B, 31.08%, 1/11/27 .. 439 432
FW2410751.UP.FTS.B, 34.47%, 1/11/27 .. 1,335 1,322
L2414801.UP.FTS.B, 6.11%, 1/12/27 ..... 1,851 1,813
L2419361.UP.FTS.B, 6.41%, 1/12/27 .... 256 251
L2402757.UP.FTS.B, 6.51%, 1/12/27 .... 1,055 1,035
L2416784.UP.FTS.B, 6.53%, 1/12/27 .... 343 336
L2418799.UP.FTS.B, 6.56%, 1/12/27 .... 2,073 2,030
FW2414856.UP.FTS.B, 6.64%, 1/12/27 ... 172 168
L2416695.UP.FTS.B, 6.86%, 1/12/27 .... 777 761
L2414595.UP.FTS.B, 7.05%, 1/12/27 .... 1,299 1,275
L2410292.UP.FTS.B, 7.3%, 1/12/27 ..... 642 631
L2417990.UP.FTS.B, 7.34%, 1/12/27 .... 8,704 8,549
L2417199.UP.FTS.B, 7.43%, 1/12/27 .... 6,731 6,618
FW2419541.UP.FTS.B, 7.5%, 1/12/27 .... 2,300 2,261
L2414153.UP.FTS.B, 7.51%, 1/12/27 .... 436 427
L2417691.UP.FTS.B, 7.69%, 1/12/27 .... 3,918 3,838
L2418009.UP.FTS.B, 9.08%, 1/12/27 .... 2,159 2,121
L2414926.UP.FTS.B, 9.43%, 1/12/27 .... 5,739 5,636
L2413887.UP.FTS.B, 9.49%, 1/12/27 .... 1,090 1,073
FW2415990.UP.FTS.B, 9.9%, 1/12/27 .... 6,212 4,193
L2414275.UP.FTS.B, 9.91%, 1/12/27 .... 6,394 6,286
L2417012.UP.FTS.B, 10.17%, 1/12/27 .... 322 316
FW2417548.UP.FTS.B, 10.24%, 1/12/27 .. 2,759 2,710
FW2417403.UP.FTS.B, 10.31%, 1/12/27 .. 1,292 1,272
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2414718.UP.FTS.B, 10.85%, 1/12/27 .... $ 744 $ 732
L2414779.UP.FTS.B, 11.77%, 1/12/27 .... 757 746
L2419353.UP.FTS.B, 12.95%, 1/12/27 .... 6,312 6,215
L2414553.UP.FTS.B, 14.38%, 1/12/27 .... 4,409 2,994
L2418960.UP.FTS.B, 15.54%, 1/12/27 .... 4,052 4,005
L2414253.UP.FTS.B, 16.15%, 1/12/27 .... 1,650 1,630
L2414473.UP.FTS.B, 16.4%, 1/12/27 .... 178 176
L2420474.UP.FTS.B, 16.75%, 1/12/27 .... 3,126 3,079
L2417581.UP.FTS.B, 17.27%, 1/12/27 .... 919 909
FW2415024.UP.FTS.B, 19.94%, 1/12/27 .. 1,903 1,872
L2418100.UP.FTS.B, 20.74%, 1/12/27 .... 4,011 3,951
L2389418.UP.FTS.B, 22.12%, 1/12/27 .... 1,658 564
FW2416362.UP.FTS.B, 23.42%, 1/12/27 .. 989 973
L2409743.UP.FTS.B, 23.49%, 1/12/27 .... 3,098 1,993
L2415306.UP.FTS.B, 24.21%, 1/12/27 .... 2,529 2,488
L2411740.UP.FTS.B, 25.36%, 1/12/27 .... 382 376
L2414777.UP.FTS.B, 25.43%, 1/12/27 .... 312 307
L2418684.UP.FTS.B, 25.49%, 1/12/27 .... 722 710
FW2418174.UP.FTS.B, 25.89%, 1/12/27 .. 2,280 2,244
FW2419574.UP.FTS.B, 26.43%, 1/12/27 .. 4,267 4,198
b
FW2418008.UP.FTS.B, 28.88%, 1/12/27 .. 555 103
FW2418392.UP.FTS.B, 30.87%, 1/12/27 .. 523 515
FW2416140.UP.FTS.B, 30.99%, 1/12/27 .. 572 563
FW2419527.UP.FTS.B, 33.12%, 1/12/27 .. 271 266
L2418737.UP.FTS.B, 5.93%, 1/16/27 .... 678 664
L2410494.UP.FTS.B, 17.56%, 1/16/27 .... 4,230 4,178
L2413379.UP.FTS.B, 24.03%, 1/18/27 .... 4,723 4,644
FW2415348.UP.FTS.B, 30.45%, 1/19/27 .. 5,146 5,063
L2419563.UP.FTS.B, 14.64%, 1/27/27 .... 5,683 5,596
L2417088.UP.FTS.B, 15.78%, 2/12/27 .... 1,756 1,736
L1708544.UP.FTS.B, 12.57%, 2/14/27 .... 761 749
FW1708581.UP.FTS.B, 23.53%, 2/14/27 .. 876 863
L1709217.UP.FTS.B, 25.78%, 2/14/27 .... 8,173 6,384
L2632551.UP.FTS.B, 5.37%, 2/15/27 .... 2,228 2,179
L2632779.UP.FTS.B, 5.63%, 2/15/27 .... 1,305 1,276
L2630774.UP.FTS.B, 8.69%, 2/15/27 .... 791 773
L2635638.UP.FTS.B, 9.41%, 2/15/27 .... 1,297 1,276
FW2633029.UP.FTS.B, 9.57%, 2/15/27 ... 301 295
FW2635247.UP.FTS.B, 10.37%, 2/15/27 .. 1,712 1,684
L2633836.UP.FTS.B, 12%, 2/15/27 ...... 2,281 2,244
L2630147.UP.FTS.B, 12.15%, 2/15/27 .... 8,435 8,302
L2635861.UP.FTS.B, 12.41%, 2/15/27 .... 1,796 1,768
L2637042.UP.FTS.B, 13.14%, 2/15/27 .... 1,715 1,688
L2631332.UP.FTS.B, 13.22%, 2/15/27 .... 1,073 1,056
FW2633237.UP.FTS.B, 13.24%, 2/15/27 .. 762 750
b
L2632724.UP.FTS.B, 14.48%, 2/15/27 .... 1,485 246
L2637603.UP.FTS.B, 14.83%, 2/15/27 .... 1,402 1,380
FW2631558.UP.FTS.B, 15.18%, 2/15/27 .. 3,327 3,275
L2635221.UP.FTS.B, 15.45%, 2/15/27 .... 1,285 1,266
FW2631951.UP.FTS.B, 15.91%, 2/15/27 .. 2,252 1,721
L2635424.UP.FTS.B, 16.37%, 2/15/27 .... 9,059 8,958
FW2635945.UP.FTS.B, 17.32%, 2/15/27 .. 1,265 1,246
FW2635531.UP.FTS.B, 18.53%, 2/15/27 .. 2,769 2,738
L2633648.UP.FTS.B, 20.29%, 2/15/27 .... 2,347 2,320
L2632212.UP.FTS.B, 21.09%, 2/15/27 .... 950 936
FW2631142.UP.FTS.B, 21.84%, 2/15/27 .. 744 732
L2636740.UP.FTS.B, 22.15%, 2/15/27 .... 251 247

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2633500.UP.FTS.B, 22.28%, 2/15/27 .... $ 1,281 $ 1,261
L2629665.UP.FTS.B, 24.47%, 2/15/27 .... 1,972 1,548
L2634268.UP.FTS.B, 25.05%, 2/15/27 .... 584 575
L2632154.UP.FTS.B, 25.31%, 2/15/27 .... 6,139 6,047
L2631893.UP.FTS.B, 25.41%, 2/15/27 .... 892 879
L2634591.UP.FTS.B, 25.45%, 2/15/27 .... 288 283
FW2631141.UP.FTS.B, 25.72%, 2/15/27 .. 3,470 3,418
L2634677.UP.FTS.B, 25.78%, 2/15/27 .... 1,053 1,037
L2636195.UP.FTS.B, 25.92%, 2/15/27 .... 3,952 3,893
L2635199.UP.FTS.B, 26.23%, 2/15/27 .... 1,667 1,642
FW2634760.UP.FTS.B, 26.38%, 2/15/27 .. 1,564 1,540
FW2637086.UP.FTS.B, 26.68%, 2/15/27 .. 880 866
FW2632183.UP.FTS.B, 27.72%, 2/15/27 .. 1,916 1,888
FW2629864.UP.FTS.B, 30.9%, 2/15/27 ... 732 576
FW2631968.UP.FTS.B, 30.98%, 2/15/27 .. 802 790
FW2633604.UP.FTS.B, 31.13%, 2/15/27 .. 751 740
L2641249.UP.FTS.B, 9.09%, 2/16/27 .... 2,927 2,873
FW2640044.UP.FTS.B, 9.77%, 2/16/27 ... 1,117 1,097
L2628258.UP.FTS.B, 10.4%, 2/16/27 .... 3,320 3,268
L2639939.UP.FTS.B, 10.73%, 2/16/27 .... 2,943 2,897
L2640107.UP.FTS.B, 11.57%, 2/16/27 .... 2,229 2,195
L2642580.UP.FTS.B, 11.66%, 2/16/27 .... 730 719
L2642829.UP.FTS.B, 11.96%, 2/16/27 .... 4,489 4,420
L2637999.UP.FTS.B, 12.45%, 2/16/27 .... 2,367 2,331
L2639543.UP.FTS.B, 14.06%, 2/16/27 .... 2,178 2,145
L2637807.UP.FTS.B, 14.59%, 2/16/27 .... 3,183 3,135
L2643572.UP.FTS.B, 14.72%, 2/16/27 .... 440 434
FW2640160.UP.FTS.B, 14.88%, 2/16/27 .. 5,079 5,001
FW2643607.UP.FTS.B, 16.31%, 2/16/27 .. 11,304 11,183
FW2638305.UP.FTS.B, 16.48%, 2/16/27 .. 2,484 2,457
L2639711.UP.FTS.B, 16.7%, 2/16/27 ..... 364 360
L2641429.UP.FTS.B, 17.81%, 2/16/27 .... 3,015 2,983
L2638277.UP.FTS.B, 18.32%, 2/16/27 .... 1,177 1,164
FW2640938.UP.FTS.B, 20.16%, 2/16/27 .. 2,637 2,597
L2643431.UP.FTS.B, 20.38%, 2/16/27 .... 4,039 3,098
FW2639130.UP.FTS.B, 21.01%, 2/16/27 .. 977 963
L2631819.UP.FTS.B, 22.11%, 2/16/27 .... 4,432 4,365
L2637903.UP.FTS.B, 22.13%, 2/16/27 .... 2,857 2,817
FW2643737.UP.FTS.B, 23.79%, 2/16/27 .. 4,481 1,528
L2644184.UP.FTS.B, 24.14%, 2/16/27 .... 2,556 2,530
L2638887.UP.FTS.B, 24.84%, 2/16/27 .... 519 511
L2642235.UP.FTS.B, 24.97%, 2/16/27 .... 392 386
L2644251.UP.FTS.B, 25.49%, 2/16/27 .... 325 321
L2643938.UP.FTS.B, 25.5%, 2/16/27 .... 415 409
L2638678.UP.FTS.B, 25.84%, 2/16/27 .... 1,770 1,744
FW2638017.UP.FTS.B, 27.09%, 2/16/27 .. 2,306 2,274
FW2636711.UP.FTS.B, 27.4%, 2/16/27 ... 2,704 2,666
FW2644630.UP.FTS.B, 28.55%, 2/16/27 .. 2,916 2,876
FW2639696.UP.FTS.B, 30.14%, 2/16/27 .. 280 276
FW2639361.UP.FTS.B, 31.17%, 2/16/27 .. 397 392
FW2638060.UP.FTS.B, 31.21%, 2/16/27 .. 742 732
FW2645630.UP.FTS.B, 12.87%, 2/17/27 .. 1,906 1,879
L2644980.UP.FTS.B, 12.95%, 2/17/27 .... 347 342
FW2645588.UP.FTS.B, 15.61%, 2/17/27 .. 875 750
b
L2645010.UP.FTS.B, 20.52%, 2/17/27 .... 3,456 592
FW2642053.UP.FTS.B, 21.61%, 2/17/27 .. 1,026 1,011
L2645131.UP.FTS.B, 25.45%, 2/17/27 .... 329 325
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2645571.UP.FTS.B, 26.48%, 2/17/27 .. $ 1,063 $ 1,049
FW2645842.UP.FTS.B, 30.86%, 2/17/27 .. 773 762
FW2639867.UP.FTS.B, 26.3%, 2/19/27 ... 558 550
L2633374.UP.FTS.B, 7.21%, 2/22/27 .... 3,665 3,583
FW2636201.UP.FTS.B, 12.12%, 2/28/27 .. 1,483 1,459
FW2645675.UP.FTS.B, 15.8%, 2/28/27 ... 6,143 6,080
L2643974.UP.FTS.B, 25.5%, 2/28/27 .... 963 950
FW2644598.UP.FTS.B, 29.38%, 3/01/27 .. 3,239 3,194
L1874284.UP.FTS.B, 13.39%, 3/18/27 .... 1,599 1,575
L1874238.UP.FTS.B, 17.32%, 3/18/27 .... 1,703 1,302
b
L1873877.UP.FTS.B, 25.05%, 3/18/27 .... 2,038 148
FW1873866.UP.FTS.B, 28.25%, 3/18/27 .. 283 20
b
FW1872975.UP.FTS.B, 32.03%, 3/18/27 .. 1,693 121
L1874548.UP.FTS.B, 26.04%, 3/26/27 .... 2,004 1,978
b
L1873528.UP.FTS.B, 25.71%, 3/28/27 .... 3,114 224
FW2204427.UP.FTS.B, 30.34%, 4/08/27 .. 2,842 1,832
L1947969.UP.FTS.B, 8.25%, 4/09/27 .... 695 428
L2004674.UP.FTS.B, 22.44%, 4/09/27 .... 3,420 3,365
L2006933.UP.FTS.B, 23.7%, 4/09/27 .... 1,801 1,771
L2006560.UP.FTS.B, 24.67%, 4/09/27 .... 2,395 2,354
L2004971.UP.FTS.B, 25.6%, 4/09/27 .... 2,937 2,882
FW2007255.UP.FTS.B, 28.65%, 4/09/27 .. 1,565 1,539
FW2009107.UP.FTS.B, 29.81%, 4/09/27 .. 1,191 1,170
FW2008461.UP.FTS.B, 31.23%, 4/09/27 .. 457 450
L2079526.UP.FTS.B, 17.98%, 4/19/27 .... 1,024 771
L2078541.UP.FTS.B, 18.53%, 4/19/27 .... 891 878
L2076557.UP.FTS.B, 21.86%, 4/19/27 .... 7,337 7,248
L2078089.UP.FTS.B, 22.76%, 4/19/27 .... 6,295 6,211
FW2077484.UP.FTS.B, 23.29%, 4/19/27 .. 6,043 1,915
FW2076494.UP.FTS.B, 27.89%, 4/19/27 .. 1,461 1,444
L2005313.UP.FTS.B, 17.04%, 4/20/27 .... 11,268 11,132
FW2009466.UP.FTS.B, 29.96%, 4/24/27 .. 224 221
L2412142.UP.FTS.B, 8.74%, 4/26/27 .... 4,937 4,838
L2196542.UP.FTS.B, 14.21%, 5/07/27 .... 2,903 1,711
FW2198673.UP.FTS.B, 15.71%, 5/07/27 .. 7,453 4,443
L2197891.UP.FTS.B, 23.8%, 5/07/27 .... 940 923
FW2198564.UP.FTS.B, 27.96%, 5/07/27 .. 1,776 1,111
FW2197220.UP.FTS.B, 29.81%, 5/07/27 .. 932 916
b
L2203856.UP.FTS.B, 13.82%, 5/08/27 .... 12,256 883
b
L2205436.UP.FTS.B, 16.02%, 5/08/27 .... 13,386 2,061
L2201272.UP.FTS.B, 16.5%, 5/08/27 .... 1,407 1,381
L2205691.UP.FTS.B, 16.93%, 5/08/27 .... 9,261 670
L2203740.UP.FTS.B, 19.62%, 5/08/27 .... 710 698
b
FW2202220.UP.FTS.B, 20.45%, 5/08/27 .. 10,488 824
L2204624.UP.FTS.B, 23.54%, 5/08/27 .... 8,815 5,509
L2204118.UP.FTS.B, 23.56%, 5/08/27 .... 6,251 6,140
FW2202542.UP.FTS.B, 24.64%, 5/08/27 .. 1,665 1,638
L2203217.UP.FTS.B, 25.16%, 5/08/27 .... 391 385
FW2201944.UP.FTS.B, 25.52%, 5/08/27 .. 2,347 1,433
L2195192.UP.FTS.B, 17.22%, 5/15/27 .... 1,129 1,115
b
L2197038.UP.FTS.B, 12.26%, 5/16/27 .... 1,395 101
FW2198942.UP.FTS.B, 24.77%, 5/18/27 .. 6,397 4,819
FW2645832.UP.FTS.B, 18.88%, 5/21/27 .. 5,156 5,103
L2194879.UP.FTS.B, 17.51%, 5/22/27 .... 5,980 5,906
L2195912.UP.FTS.B, 25.21%, 5/22/27 .... 2,414 2,368
FW2195399.UP.FTS.B, 29.81%, 5/22/27 .. 1,048 1,032

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2203741.UP.FTS.B, 7.33%, 5/23/27 .... $ 4,128 $ 4,043
FW2199867.UP.FTS.B, 13.82%, 5/23/27 .. 5,400 5,307
L2203381.UP.FTS.B, 18.04%, 5/23/27 .... 1,994 1,969
L2204897.UP.FTS.B, 23.87%, 5/23/27 .... 11,416 8,380
L2206744.UP.FTS.B, 13.51%, 5/28/27 .... 7,052 6,933
FW2185665.UP.FTS.B, 20.17%, 6/08/27 .. 2,760 198
L2412468.UP.FTS.B, 7.67%, 6/11/27 ..... 13,688 7,649
L2412874.UP.FTS.B, 8.03%, 6/11/27 ..... 1,994 580
L2412901.UP.FTS.B, 8.44%, 6/11/27 ..... 4,199 2,370
L2408318.UP.FTS.B, 10.27%, 6/11/27 .... 1,184 1,162
L2413229.UP.FTS.B, 11.26%, 6/11/27 .... 7,138 7,009
FW2407472.UP.FTS.B, 18.08%, 6/11/27 .. 9,110 8,951
b
L2413373.UP.FTS.B, 23.72%, 6/11/27 .... 16,202 1,174
FW2409812.UP.FTS.B, 24.81%, 6/11/27 .. 1,188 1,168
FW2411228.UP.FTS.B, 26.37%, 6/11/27 .. 1,770 1,744
FW2413018.UP.FTS.B, 30.69%, 6/11/27 .. 309 303
b
L2415490.UP.FTS.B, 12.71%, 6/12/27 .... 6,033 436
b
L2418697.UP.FTS.B, 22.86%, 6/12/27 .... 1,820 288
L2416737.UP.FTS.B, 23.4%, 6/12/27 .... 750 511
FW2418092.UP.FTS.B, 30.98%, 6/12/27 .. 582 573
FW2411936.UP.FTS.B, 13.61%, 6/26/27 .. 2,237 2,197
b
L2198053.UP.FTS.B, 20.47%, 7/08/27 .... 1,817 283
FW1711888.UP.FTS.B, 15.29%, 7/14/27 .. 2,103 2,079
L2637476.UP.FTS.B, 21.48%, 7/15/27 .... 4,389 315
L2633167.UP.FTS.B, 24.54%, 7/15/27 .... 2,466 2,429
FW2634310.UP.FTS.B, 27.59%, 7/15/27 .. 3,560 2,592
FW2634423.UP.FTS.B, 28.99%, 7/15/27 .. 10,120 9,985
FW2637881.UP.FTS.B, 14.54%, 7/16/27 .. 1,860 1,826
L2639355.UP.FTS.B, 21.49%, 7/16/27 .... 1,351 1,331
FW2639691.UP.FTS.B, 23.69%, 7/16/27 .. 6,238 6,135
L2645113.UP.FTS.B, 10.21%, 7/17/27 .... 2,420 2,376
FW2645472.UP.FTS.B, 26.31%, 7/17/27 .. 6,533 6,440
FW2632915.UP.FTS.B, 24.46%, 7/20/27 .. 5,573 5,481
FW2644628.UP.FTS.B, 30.88%, 7/24/27 .. 690 682
L2642277.UP.FTS.B, 22.82%, 7/28/27 .... 2,706 2,666
L2407955.UP.FTS.B, 27%, 8/11/27 ...... 2,542 182
L2009631.UP.FTS.B, 16.91%, 9/09/27 .... 2,838 2,803
FW2007802.UP.FTS.B, 23.93%, 9/09/27 .. 13,669 13,378
L2004302.UP.FTS.B, 21.93%, 9/24/27 .... 1,023 1,004
FW2005949.UP.FTS.B, 25.57%, 9/24/27 .. 2,979 2,925
FW2192438.UP.FTS.B, 23.66%, 10/07/27 . 3,578 3,509
L2202159.UP.FTS.B, 13.54%, 10/08/27 ... 8,409 8,213
L2203340.UP.FTS.B, 21.11%, 10/08/27 ... 882 64
L2206615.UP.FTS.B, 25.87%, 10/08/27 ... 8,166 4,428
b
FW2202975.UP.FTS.B, 30.2%, 10/08/27 .. 2,397 161
L2641861.UP.FTS.B, 16.53%, 10/17/27 ... 4,451 322
L2200600.UP.FTS.B, 11.71%, 10/23/27 ... 1,677 1,156
L2201626.UP.FTS.B, 25.65%, 11/08/27 ... 1,425 103
FW2410081.UP.FTS.B, 8.78%, 11/11/27 .. 2,977 216
FW2415964.UP.FTS.B, 31.16%, 11/12/27 . 496 312
FW2410499.UP.FTS.B, 31.67%, 11/16/27 . 753 741
b
L2645397.UP.FTS.B, 26.19%, 11/19/27 ... 1,295 203
FW2406392.UP.FTS.B, 23.41%, 12/11/27 . 3,126 226
L2644100.UP.FTS.B, 5.16%, 12/16/27 .... 987 967
FW2643411.UP.FTS.B, 29.58%, 12/16/27 . 2,727 2,686
L1710242.UP.FTS.B, 16.42%, 9/14/28 .... 1,399 1,377
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1973640.UP.FTS.B, 20.1%, 11/09/28 .... $ 5,691 $ 405
L2009558.UP.FTS.B, 26.34%, 11/09/28 ... 9,332 9,288
L2195991.UP.FTS.B, 26.01%, 12/07/28 ... 5,404 5,389
L2204377.UP.FTS.B, 25.94%, 12/08/28 ... 2,614 2,582
L2635238.UP.FTS.B, 13.81%, 2/15/29 .... 7,786 7,735
L2631621.UP.FTS.B, 15.64%, 2/15/29 .... 11,526 11,331
L2633434.UP.FTS.B, 17.36%, 2/15/29 .... 2,529 2,517
L2413593.UP.FTS.B, 23.06%, 4/11/29 .... 4,860 352
1,017,861
Total Marketplace Loans (Cost
$9,189,510 ) .......................
$2,232,026
a
The rate shown represents the yield at period end.
b
Defaulted security or security for which income has been deemed uncollectible. See Note 6.

Franklin Strategic Series
Schedule of Investments, April 30, 2026
Franklin Core Plus Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At April 30, 2026 , the Fund had the following futures contracts outstanding. See Note 1 ( d ).
At April 30, 2026 , the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
At April 30, 2026 , the Fund had the following credit default swap contracts outstanding. See Note 1(d) .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Euro-Bobl .................................. Short 26 $ 3,522,945 6/08/26 $ 49,656
Euro-Bund ................................. Short 28 4,119,605 6/08/26 82,185
U.S. Treasury 10 Year Notes .................... Short 366 40,477,312 6/18/26 518,655
U.S. Treasury 10 Year Ultra Notes ................ Long 206 23,249,031 6/18/26 (193,405)
U.S. Treasury 2 Year Notes ..................... Long 314 65,037,250 6/30/26 (108,202)
U.S. Treasury 5 Year Notes ..................... Long 214 23,076,891 6/30/26 (93,910)
U.S. Treasury Long Bonds ..................... Long 791 89,259,406 6/18/26 (2,858,180)
U.S. Treasury Ultra Bonds ...................... Long 276 31,748,625 6/18/26 (1,175,415)
Total Futures Contracts ...................................................................... $(3,778,616)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Sell 3,974,000 4,614,963 5/26/26 $ — $ (54,085)
Euro ............. JPHQ Sell 2,600,000 3,085,770 6/22/26 27,212 —
Euro ............. JPHQ Buy 846,000 996,657 7/13/26 — (553)
Euro ............. JPHQ Sell 2,381,000 2,805,012 7/13/26 1,556 —
Total Forward Exchange Contracts ................................................... $28,768 $(54,638)
Net unrealized appreciation (depreciation) ............................................ $(25,870)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Buy Protection
c
Traded Index
iTraxx Europe
Main 45 .... (1.00)% Quarterly 6/20/31 69,880,000 EUR $ (1,683,607) $ (990,819) $ (692,788)

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Note 9 regarding other derivative information.
See Abbreviations on page 158.
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts (continued)
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.45 . 5.00% Quarterly 12/20/30 10,230,000 $ 797,704 $ 732,056 $ 65,648
Non-
Investment
Grade
CDX.NA.HY.46 . 5.00% Quarterly 6/20/31 18,400,000 1,418,605 951,748 466,857
Non-
Investment
Grade
CDX.NA.IG.46 .. 1.00% Quarterly 6/20/31 80,470,000 1,784,139 1,232,845 551,294
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $2,316,841 $1,925,830 $391,011
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CDX.NA.HY.45 . (5.00)% Quarterly CITI 12/20/30 9,300,000 (1,414,531) (1,291,228) (123,303)
Total OTC Swap Contracts .............................................. $(1,414,531) $(1,291,228) $(123,303)
Total Credit Default Swap Contracts .................................... $902,310 $ 634,602 $267,708
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $44.86 $45.99 $39.15 $43.14 $56.25
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.25) (0.16) (0.20) (0.12) (0.28)
Net realized and unrealized gains (losses) ........... 9.34 4.24 12.81 (2.19) (7.76)
Total from investment operations .................... 9.09 4.08 12.61 (2.31) (8.04)
Less distributions from:
Net realized gains ............................. (8.65) (5.21) (5.77) (1.68) (5.07)
Net asset value, end of year ....................... $45.30 $44.86 $45.99 $39.15 $43.14
Total return
c
................................... 20.74% 7.85% 33.49% (4.98)% (16.57)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.89% 0.89% 0.91% 0.95% 0.90%
Expenses net of waiver and payments by affiliates ....... 0.88% 0.89%
d
0.91%
d,e
0.94%
e
0.89%
e
Net investment (loss) ............................ (0.53)% (0.32)% (0.45)% (0.30)% (0.49)%
Supplemental data
Net assets, end of year (000’s) ..................... $3,569,378 $3,383,277 $3,453,647 $2,765,017 $3,215,834
Portfolio turnover rate ............................ 39.14%
f
27.59% 27.49% 16.52%
f
17.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11 for current year information.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $29.51 $31.99 $28.86 $32.55 $43.87
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.39) (0.36) (0.38) (0.30) (0.54)
Net realized and unrealized gains (losses) ........... 6.05 3.09 9.28 (1.71) (5.71)
Total from investment operations .................... 5.66 2.73 8.90 (2.01) (6.25)
Less distributions from:
Net realized gains ............................. (8.65) (5.21) (5.77) (1.68) (5.07)
Net asset value, end of year ....................... $26.52 $29.51 $31.99 $28.86 $32.55
Total return
c
................................... 19.82% 7.03% 32.52% (5.69)% (17.20)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.64% 1.64% 1.66% 1.70% 1.65%
Expenses net of waiver and payments by affiliates ....... 1.64%
d
1.64%
d
1.66%
d,e
1.69%
e
1.64%
e
Net investment (loss) ............................ (1.28)% (1.07)% (1.18)% (1.05)% (1.23)%
Supplemental data
Net assets, end of year (000’s) ..................... $67,999 $75,994 $87,686 $119,070 $158,895
Portfolio turnover rate ............................ 39.14%
f
27.59% 27.49% 16.52%
f
17.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11 for current year information.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2026 2025 2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $40.28 $41.85 $36.13 $40.06 $52.69
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.33) (0.26) (0.29) (0.20) (0.39)
Net realized and unrealized gains (losses) ........... 8.35 3.90 11.78 (2.05) (7.17)
Total from investment operations .................... 8.02 3.64 11.49 (2.25) (7.56)
Less distributions from:
Net realized gains ............................. (8.65) (5.21) (5.77) (1.68) (5.07)
Net asset value, end of year ....................... $39.65 $40.28 $41.85 $36.13 $40.06
Total return .................................... 20.42% 7.57% 33.18% (5.21)% (16.79)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.14% 1.14% 1.16% 1.20% 1.15%
Expenses net of waiver and payments by affiliates ....... 1.14%
c
1.14%
c
1.16%
c,d
1.19%
d
1.14%
d
Net investment (loss) ............................ (0.78)% (0.57)% (0.70)% (0.55)% (0.73)%
Supplemental data
Net assets, end of year (000’s) ..................... $25,148 $25,260 $28,933 $22,664 $27,009
Portfolio turnover rate ............................ 39.14%
e
27.59% 27.49% 16.52%
e
17.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11 for current year information.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $53.48 $53.82 $44.87 $48.98 $63.06
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.12) (—)
c
(0.05) 0.02 (0.10)
Net realized and unrealized gains (losses) ........... 11.19 4.87 14.77 (2.45) (8.91)
Total from investment operations .................... 11.07 4.87 14.72 (2.43) (9.01)
Less distributions from:
Net realized gains ............................. (8.65) (5.21) (5.77) (1.68) (5.07)
Net asset value, end of year ....................... $55.90 $53.48 $53.82 $44.87 $48.98
Total return .................................... 21.11% 8.19% 33.94% (4.62)% (16.32)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.57% 0.57% 0.58% 0.59% 0.57%
Expenses net of waiver and payments by affiliates ....... 0.57%
d
0.57%
d
0.58%
d,e
0.58%
e
0.57%
d,e
Net investment income (loss) ...................... (0.21)% (—)%
f
(0.11)% 0.05% (0.16)%
Supplemental data
Net assets, end of year (000’s) ..................... $408,527 $371,773 $375,777 $449,119 $461,475
Portfolio turnover rate ............................ 39.14%
g
27.59% 27.49% 16.52%
g
17.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11 for current year information.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2026 2025 2024 2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $52.06 $52.54 $43.96 $48.07 $62.01
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.16) (0.04) (0.10) (0.02) (0.15)
Net realized and unrealized gains (losses) ........... 10.89 4.77 14.45 (2.41) (8.72)
Total from investment operations .................... 10.73 4.73 14.35 (2.43) (8.87)
Less distributions from:
Net realized gains ............................. (8.65) (5.21) (5.77) (1.68) (5.07)
Net asset value, end of year ....................... $54.14 $52.06 $52.54 $43.96 $48.07
Total return .................................... 21.04% 8.12% 33.80% (4.71)% (16.37)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.64% 0.64% 0.66% 0.69% 0.65%
Expenses net of waiver and payments by affiliates ....... 0.63% 0.64%
c
0.66%
c,d
0.68%
d
0.64%
d
Net investment (loss) ............................ (0.28)% (0.08)% (0.19)% (0.05)% (0.24)%
Supplemental data
Net assets, end of year (000’s) ..................... $323,349 $304,150 $291,914 $325,234 $636,524
Portfolio turnover rate ............................ 39.14%
e
27.59% 27.49% 16.52%
e
17.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11 for current year information.

Franklin Strategic Series
Schedule of Investments, April 30, 2026
Franklin Growth Opportunities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.2%
Aerospace & Defense 5.8%
a,b,c
Anduril Industries, Inc. , B ............................. United States 117,526 $ 8,103,418
a,b,c
Anduril Industries, Inc. , C ............................. United States 55 3,792
b
Axon Enterprise, Inc. ................................. United States 80,066 32,167,316
BWX Technologies, Inc. .............................. United States 168,598 36,482,921
Curtiss-Wright Corp. ................................. United States 83,386 60,054,597
Howmet Aerospace, Inc. .............................. United States 183,253 44,537,809
a,b,c
Space Exploration Technologies Corp. , A .................. United States 142,857 75,227,068
256,576,921
Automobiles 1.9%
b
Tesla, Inc. ......................................... United States 223,200 85,179,816
Beverages 0.6%
Coca-Cola Co. (The) ................................. United States 326,610 25,723,803
Biotechnology 1.6%
b
Insmed, Inc. ....................................... United States 227,635 31,033,479
b
Natera, Inc. ........................................ United States 193,955 39,985,763
71,019,242
Broadline Retail 5.3%
b
Amazon.com, Inc. ................................... United States 873,802 231,609,958
Building Products 1.2%
Trane Technologies plc ............................... United States 110,655 54,502,014
Capital Markets 0.7%
S&P Global, Inc. .................................... United States 72,600 31,307,298
Chemicals 0.9%
Linde plc .......................................... United States 80,837 40,510,654
Commercial Services & Supplies 1.1%
a,b,c
Celonis SE ........................................ Germany 4,619 416,631
a,b,c
Celonis SE , D ...................................... Germany 25,571 2,306,491
a,b
Optoro, Inc. ........................................ United States 556,026 —
Republic Services, Inc. , A ............................. United States 209,953 43,926,367
46,649,489
Communications Equipment 1.7%
b
Arista Networks, Inc. ................................. United States 284,115 49,069,502
b
Ciena Corp. ....................................... United States 46,431 24,496,067
73,565,569
Construction & Engineering 0.5%
Comfort Systems USA, Inc. ............................ United States 12,815 23,582,804
Construction Materials 0.8%
Martin Marietta Materials, Inc. .......................... United States 53,572 33,164,818
Consumer Staples Distribution & Retail 2.2%
Casey's General Stores, Inc. ........................... United States 115,652 95,083,292
Electric Utilities 0.7%
Entergy Corp. ...................................... United States 251,944 29,706,717
Electrical Equipment 2.3%
b
Forgent Power Solutions, Inc. , A ........................ United States 332,179 12,496,574
GE Vernova, Inc. .................................... United States 59,727 64,711,815
nVent Electric plc ................................... United States 158,665 22,673,229
99,881,618

Franklin Strategic Series
Schedule of Investments
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components 3.3%
Amphenol Corp. , A .................................. United States 640,449 $ 94,318,924
b
Celestica, Inc. ...................................... Canada 70,419 28,842,918
b
Coherent Corp. ..................................... United States 72,133 23,061,642
146,223,484
Entertainment 2.1%
b
Netflix, Inc. ........................................ United States 757,944 70,951,138
b
ROBLOX Corp. , A ................................... United States 402,009 22,215,017
93,166,155
Financial Services 1.5%
Mastercard, Inc. , A .................................. United States 126,585 63,662,128
Ground Transportation 0.8%
Old Dominion Freight Line, Inc. ......................... United States 170,767 36,276,034
Health Care Equipment & Supplies 0.9%
b
Dexcom, Inc. ....................................... United States 359,238 21,392,623
b
Intuitive Surgical, Inc. ................................ United States 41,520 18,999,967
40,392,590
Health Care Providers & Services 1.6%
McKesson Corp. .................................... United States 85,928 70,048,506
Hotels, Restaurants & Leisure 0.7%
b
DoorDash, Inc. , A ................................... United States 183,223 30,900,559
Interactive Media & Services 11.2%
Alphabet, Inc. , C .................................... United States 864,803 330,302,858
Meta Platforms, Inc. , A ............................... United States 261,427 159,969,795
490,272,653
IT Services 1.7%
a,b,c
Canva Australia Holdings Pty. Ltd. , A ..................... Australia 3,094 5,093,157
a,b,c
Canva Australia Holdings Pty. Ltd. , B ..................... Australia 11,829 19,472,190
b
Cloudflare, Inc. , A ................................... United States 126,315 25,890,786
b
Shopify, Inc. , A ..................................... Canada 217,662 26,365,398
76,821,531
Life Sciences Tools & Services 0.5%
b
Repligen Corp. ..................................... United States 88,804 10,506,401
b,d
Tempus AI, Inc. , A ................................... United States 186,393 10,341,084
20,847,485
Machinery 1.0%
Parker-Hannifin Corp. ................................ United States 47,348 43,059,218
Pharmaceuticals 3.2%
Eli Lilly & Co. ...................................... United States 107,712 100,667,635
b
Jazz Pharmaceuticals plc ............................. United States 192,521 39,085,614
139,753,249
Semiconductors & Semiconductor Equipment 24.7%
b
Advanced Micro Devices, Inc. .......................... United States 105,207 37,294,829
Analog Devices, Inc. ................................. United States 100,531 40,439,600
Broadcom, Inc. ..................................... United States 510,415 213,062,534
KLA Corp. ......................................... United States 17,181 30,072,763
Lam Research Corp. ................................. United States 191,021 49,256,675
b
Lattice Semiconductor Corp. ........................... United States 437,397 53,484,905
b
MACOM Technology Solutions Holdings, Inc. .............. United States 78,346 22,063,017
Micron Technology, Inc. ............................... United States 50,525 26,129,509

Franklin Strategic Series
Schedule of Investments
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc. ......................... United States 54,601 $ 88,148,400
NVIDIA Corp. ...................................... United States 2,144,801 428,037,936
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 160,443 63,545,055
Teradyne, Inc. ...................................... United States 98,639 33,879,537
1,085,414,760
Software 6.5%
b
AppLovin Corp. , A ................................... United States 36,621 16,345,783
a,b,c
ClearMotion, Inc. .................................... United States 6,309,366 650,899
b
Crowdstrike Holdings, Inc. , A ........................... United States 57,593 25,672,080
Microsoft Corp. ..................................... United States 443,757 180,955,230
a,b,c
OpenAI Foundation .................................. United States 8,668 5,960,897
a,b,c
Plaid, Inc. , A ....................................... United States 56,433 13,666,978
a,b,c
Stripe, Inc. , B ...................................... United States 260,482 16,635,683
b
Synopsys, Inc. ..................................... United States 53,327 25,735,610
285,623,160
Specialty Retail 1.0%
b
AutoZone, Inc. ..................................... United States 8,320 30,817,530
b
Carvana Co. , A ..................................... United States 32,968 13,048,734
43,866,264
Technology Hardware, Storage & Peripherals 7.8%
Apple, Inc. ........................................ United States 1,138,591 308,956,668
Dell Technologies, Inc. , C ............................. United States 107,581 22,479,050
b
Everpure, Inc. , A .................................... United States 162,855 11,635,989
343,071,707
Trading Companies & Distributors 0.4%
b,d
QXO, Inc. ......................................... United States 931,611 18,697,433
Total Common Stocks (Cost $ 1,980,982,888 ) ..................................
4,226,160,929
Convertible Preferred Stocks 2.4%
Aerospace & Defense 0.3%
a,b,c
Anduril Industries, Inc. , G ............................. United States 180,222 12,426,307
Automobile Components 0.3%
a,b,c
Flock Group, Inc. , B ................................. United States 750,387 11,729,975
a,b,c
Flock Group, Inc. , C ................................. United States 80,684 1,261,244
a,b,c
Flock Group, Inc. , F-1 ................................ United States 21,303 333,006
13,324,225
Software 1.8%
a,b,c
Anthropic PBC , G-1 ................................. United States 38,589 9,999,815
a,b,c
Databricks, Inc. , G .................................. United States 338,280 64,623,462
a,b,c
OneTrust LLC , C .................................... United States 517,056 4,805,902
79,429,179
Total Convertible Preferred Stocks (Cost $ 60,096,304 ) .........................
105,179,711
Preferred Stocks 0.3%
Software 0.3%
a,b,c
Anthropic PBC , F-1 .................................. United States 49,656 12,867,677
a,b,c
ClearMotion, Inc. , A-3 ................................ United States 417,667 60,170

Franklin Strategic Series
Schedule of Investments
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Preferred Stocks
(continued)
Software (continued)
a,b,c
ClearMotion, Inc. , A-4 ................................ United States 2,606,463 $ 341,496
13,269,343
Total Preferred Stocks (Cost $ 7,251,387 ) .....................................
13,269,343
Escrows and Litigation Trusts 0.0%
a,b
Fortinet, Inc., Escrow Account .......................... United States 810,440 —
a,b
Wheels Up Experience, Inc., Escrow Account .............. United States 514 —
Total Escrows and Litigation Trusts (Cost $ – ) .................................
—
Total Long Term Investments (Cost $ 2,048,330,579 ) ...........................
4,344,609,983
a
Short Term Investments 1.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.1%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
3.593% ......................................... United States 47,555,504 47,555,504
Total Money Market Funds (Cost $ 47,555,504 ) ................................
47,555,504
g
Investments from Cash Collateral Received for
Loaned Securities 0.4%
Money Market Funds 0.4%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
3.593% ......................................... United States 19,950,750 19,950,750
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 19,950,750 ) .........................................................
19,950,750
Total Short Term Investments (Cost $ 67,506,254 ) ..............................
67,506,254
a
Total Investments (Cost $ 2,115,836,833 ) 100.4% ...............................
$4,412,116,237
Other Assets, less Liabilities (0.4) % .........................................
(17,715,424)
Net Assets 100.0% .........................................................
$4,394,400,813
a a a
See Abbreviations on page 158 .
a
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
b
Non-income producing.
c
See Note 7 regarding restricted securities.
d
A portion or all of the security is on loan at April 30, 2026. See Note 1(e).
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(e) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.15 $30.98 $28.10 $27.01 $20.02
Income from investment operations
a
:
Net investment income
b
......................... 0.51 0.52 0.55 0.68 0.50
Net realized and unrealized gains (losses) ........... 17.56 (2.67) 2.90 1.09 6.77
Total from investment operations .................... 18.07 (2.15) 3.45 1.77 7.27
Less distributions from:
Net investment income .......................... (0.62) (0.68) (0.57) (0.68) (0.28)
Net asset value, end of year ....................... $45.60 $28.15 $30.98 $28.10 $27.01
Total return
c
................................... 64.73% (6.87)% 12.41% 6.56% 36.63%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.97% 1.00% 1.02% 0.97% 1.10%
Expenses net of waiver and payments by affiliates ....... 0.96%
d
0.99% 1.01%
e
0.96%
e
1.10%
d
Net investment income ........................... 1.40% 1.72% 1.90% 2.45% 2.17%
Supplemental data
Net assets , end of year (000’s) ..................... $389,699 $221,768 $272,081 $301,153 $289,403
Portfolio turnover rate ............................ 27.09% 19.72% 11.86% 23.76% 27.45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.48 $30.12 $27.43 $26.45 $19.58
Income from investment operations
a
:
Net investment income
b
......................... 0.24 0.29 0.33 0.46 0.32
Net realized and unrealized gains (losses) ........... 17.12 (2.58) 2.82 1.06 6.63
Total from investment operations .................... 17.36 (2.29) 3.15 1.52 6.95
Less distributions from:
Net investment income .......................... (0.38) (0.35) (0.46) (0.54) (0.08)
Net asset value, end of year ....................... $44.46 $27.48 $30.12 $27.43 $26.45
Total return
c
................................... 63.49% (7.58)% 11.60% 5.75% 35.59%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.72% 1.75% 1.77% 1.72% 1.86%
Expenses net of waiver and payments by affiliates ....... 1.71%
d
1.74% 1.76%
e
1.71%
e
1.86%
d
Net investment income ........................... 0.67% 0.99% 1.16% 1.72% 1.41%
Supplemental data
Net assets , end of year (000’s) ..................... $18,182 $13,076 $17,371 $25,090 $30,427
Portfolio turnover rate ............................ 27.09% 19.72% 11.86% 23.76% 27.45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.67 $33.71 $30.45 $29.17 $21.58
Income from investment operations
a
:
Net investment income
b
......................... 0.68 0.69 0.73 0.79 0.64
Net realized and unrealized gains (losses) ........... 19.18 (2.91) 3.15 1.24 7.31
Total from investment operations .................... 19.86 (2.22) 3.88 2.03 7.95
Less distributions from:
Net investment income .......................... (0.73) (0.82) (0.62) (0.75) (0.36)
Net asset value, end of year ....................... $49.80 $30.67 $33.71 $30.45 $29.17
Total return .................................... 65.36% (6.56)% 12.90% 6.99% 37.24%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.64% 0.67% 0.67% 0.65% 0.80%
Expenses net of waiver and payments by affiliates ....... 0.59%
c
0.62% 0.61%
d
0.56%
d
0.65%
Net investment income ........................... 1.70% 2.09% 2.34% 2.65% 2.53%
Supplemental data
Net assets , end of year (000’s) ..................... $19,396 $6,894 $7,995 $12,387 $4,943
Portfolio turnover rate ............................ 27.09% 19.72% 11.86% 23.76% 27.45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2026 2025 2024 2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.43 $33.43 $30.23 $28.97 $21.44
Income from investment operations
a
:
Net investment income
b
......................... 0.64 0.65 0.67 0.80 0.60
Net realized and unrealized gains (losses) ........... 19.02 (2.89) 3.13 1.18 7.24
Total from investment operations .................... 19.66 (2.24) 3.80 1.98 7.84
Less distributions from:
Net investment income .......................... (0.69) (0.76) (0.60) (0.72) (0.31)
Net asset value, end of year ....................... $49.40 $30.43 $33.43 $30.23 $28.97
Total return .................................... 65.18% (6.68)% 12.72% 6.86% 36.93%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.71% 0.75% 0.77% 0.72% 0.85%
Expenses net of waiver and payments by affiliates ....... 0.70%
c
0.74% 0.76%
d
0.71%
d
0.85%
c
Net investment income ........................... 1.62% 1.97% 2.15% 2.71% 2.39%
Supplemental data
Net assets , end of year (000’s) ..................... $111,640 $52,147 $76,028 $82,840 $87,707
Portfolio turnover rate ............................ 27.09% 19.72% 11.86% 23.76% 27.45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, April 30, 2026
Franklin Natural Resources Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks 97.5%
Agricultural Products & Services 0.8%
Bunge Global SA ..................................... United States 34,700 $ 4,409,329
Coal & Consumable Fuels 0.8%
Cameco Corp. ....................................... Canada 36,100 4,441,744
Construction & Engineering 0.5%
a,b
Cadeler A/S , ADR ..................................... Denmark 100,624 2,785,272
a
Construction Materials 2.0%
Martin Marietta Materials, Inc. ............................ United States 17,100 10,586,097
Copper 4.4%
Antofagasta plc ....................................... Chile 88,600 4,296,899
a
Capstone Copper Corp. ................................ Canada 185,600 1,546,724
a
ERO Copper Corp. .................................... Brazil 50,300 1,300,131
Freeport-McMoRan, Inc. ................................ United States 222,500 12,856,050
Lundin Mining Corp. ................................... Chile 156,800 4,024,035
24,023,839
Diversified Metals & Mining 9.4%
a
Aclara Resources, Inc. ................................. United Kingdom 549,700 1,966,755
a,c
Aclara Resources, Inc. , 144A ............................ United Kingdom 455,354 1,629,198
Anglo American plc .................................... South Africa 57,316 2,836,281
b
BHP Group Ltd. , ADR .................................. Australia 159,900 12,680,070
a
Brazilian Rare Earths Ltd. ............................... Australia 630,000 2,258,771
Glencore plc ......................................... Australia 546,900 4,250,418
Hudbay Minerals, Inc. .................................. Canada 67,600 1,563,656
a
IperionX Ltd. ......................................... Australia 933,700 2,848,064
a
Ivanhoe Electric, Inc. ................................... United States 99,000 1,270,170
a
Ivanhoe Mines Ltd. , A .................................. Congo 306,600 2,482,865
a
Lindian Resources Ltd. ................................. Australia 5,058,152 2,981,523
a,b
MP Materials Corp. .................................... United States 68,700 4,536,948
Rio Tinto plc , ADR ..................................... Australia 43,600 4,380,928
South32 Ltd. ......................................... Australia 685,800 2,032,402
Teck Resources Ltd. , B ................................. Canada 52,200 3,050,046
50,768,095
Electrical Components & Equipment 0.9%
a
Otovo ASA .......................................... Norway 1,518,096 1,751,734
a
T1 Energy, Inc. ....................................... Norway 704,800 3,383,040
5,134,774
Electronic Equipment & Instruments 0.5%
Badger Meter, Inc. ..................................... United States 23,700 2,865,567
Fertilizers & Agricultural Chemicals 3.8%
Corteva, Inc. ......................................... United States 115,200 9,332,352
Nutrien Ltd. .......................................... Canada 147,500 11,210,000
20,542,352
Gold 10.7%
Agnico Eagle Mines Ltd. ................................ Canada 66,300 12,467,338
Alamos Gold, Inc. , A ................................... Canada 130,100 5,191,166
Barrick Mining Corp. ................................... Canada 326,900 12,860,246
a
Coeur Mining, Inc. ..................................... United States 132,900 2,388,213
Equinox Gold Corp. .................................... Canada 509,400 7,111,224
Newmont Corp. ....................................... United States 159,700 17,741,073
57,759,260

Franklin Strategic Series
Schedule of Investments
Franklin Natural Resources Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares a Value
a
Common Stocks
(continued)
Heavy Electrical Equipment 1.1%
a
Forgent Power Solutions, Inc. , A .......................... United States 56,700 $ 2,133,054
GE Vernova, Inc. ...................................... United States 3,400 3,683,764
5,816,818
Industrial Gases 4.1%
Air Products and Chemicals, Inc. .......................... United States 33,100 9,931,655
Linde plc ............................................ United States 24,000 12,027,360
21,959,015
Industrial Machinery & Supplies & Components 0.5%
Xylem, Inc. .......................................... United States 21,800 2,575,888
Integrated Oil & Gas 15.3%
BP plc , ADR ......................................... United States 274,500 13,005,810
Chevron Corp. ....................................... United States 76,140 14,718,624
Exxon Mobil Corp. ..................................... United States 135,806 20,958,940
Occidental Petroleum Corp. ............................. United States 102,200 6,191,276
Shell plc , ADR ........................................ United States 96,600 8,758,722
Suncor Energy, Inc. .................................... Canada 131,800 9,031,504
TotalEnergies SE ..................................... France 111,800 10,364,978
83,029,854
Metal, Glass & Plastic Containers 1.0%
Ball Corp. ........................................... United States 42,000 2,565,360
Crown Holdings, Inc. ................................... United States 25,700 2,526,567
5,091,927
Oil & Gas Drilling 0.8%
Patterson-UTI Energy, Inc. .............................. United States 210,300 2,569,866
a
Precision Drilling Corp. ................................. Canada 17,200 1,605,276
4,175,142
Oil & Gas Equipment & Services 7.7%
Baker Hughes Co. , A ................................... United States 65,100 4,535,517
Cactus, Inc. , A ........................................ United States 51,800 2,886,296
Flowco Holdings, Inc. , A ................................ United States 77,000 1,911,910
Halliburton Co. ....................................... United States 65,400 2,766,420
Liberty Energy, Inc. , A .................................. United States 134,600 4,548,134
a
Oceaneering International, Inc. ........................... United States 34,700 1,302,638
Ranger Energy Services, Inc. , A .......................... United States 77,000 1,344,420
Select Water Solutions, Inc. , A ............................ United States 147,718 2,471,322
SLB Ltd. ............................................ United States 126,400 7,189,632
Solaris Energy Infrastructure, Inc. , A ....................... United States 28,300 2,089,672
Technip Energies NV ................................... France 58,099 2,748,523
TechnipFMC plc ...................................... United Kingdom 86,500 6,536,805
Trican Well Service Ltd. ................................. Canada 249,600 1,324,854
41,656,143
Oil & Gas Exploration & Production 17.8%
Aker BP ASA ......................................... Norway 186,100 7,275,081
Canadian Natural Resources Ltd. ......................... Canada 212,600 10,148,330
ConocoPhillips ....................................... United States 149,100 18,753,798
Coterra Energy, Inc. ................................... United States 316,400 11,361,924
EOG Resources, Inc. .................................. United States 94,000 13,213,580
EQT Corp. .......................................... United States 115,700 6,951,256
a
Infinity Natural Resources, Inc. , A ......................... United States 283,800 4,623,102
Matador Resources Co. ................................ United States 93,300 5,918,952
Ovintiv, Inc. .......................................... United States 125,900 7,749,145

Franklin Strategic Series
Schedule of Investments
Franklin Natural Resources Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks
(continued)
Oil & Gas Exploration & Production (continued)
Permian Resources Corp. , A ............................. United States 195,700 $ 4,231,034
a
Tamboran Resources Corp. .............................. Australia 65,400 2,360,940
Tourmaline Oil Corp. ................................... Canada 57,200 2,770,832
95,357,974
Oil & Gas Refining & Marketing 4.2%
Marathon Petroleum Corp. .............................. United States 26,500 6,579,685
Phillips 66 ........................................... United States 55,600 9,960,740
Valero Energy Corp. ................................... United States 25,000 6,314,500
22,854,925
Oil & Gas Storage & Transportation 8.5%
Cheniere Energy, Inc. .................................. United States 10,300 2,831,985
Enbridge, Inc. ........................................ Canada 76,900 4,261,798
Kinder Morgan, Inc. .................................... United States 276,200 9,078,694
ONEOK, Inc. ......................................... United States 20,800 1,923,168
Targa Resources Corp. ................................. United States 33,000 8,582,640
TC Energy Corp. ...................................... Canada 114,900 7,690,257
Williams Cos., Inc. (The) ................................ United States 145,800 11,125,998
45,494,540
Paper & Plastic Packaging Products & Materials 0.6%
Packaging Corp. of America ............................. United States 16,700 3,564,615
Precious Metals & Minerals 0.1%
Valterra Platinum Ltd. .................................. South Africa 5,648 458,862
Specialty Chemicals 0.6%
Albemarle Corp. ...................................... United States 800 157,360
Neo Performance Materials, Inc. .......................... Canada 74,300 1,383,877
c
Neo Performance Materials, Inc. , 144A ..................... Canada 85,000 1,583,171
3,124,408
Steel 1.4%
Reliance, Inc. ........................................ United States 11,400 4,132,500
Vale SA , ADR , B ...................................... Brazil 186,500 3,051,140
7,183,640
Total Common Stocks (Cost $ 276,440,161 ) .....................................
525,660,080
a
Convertible Preferred Stocks 0.8%
Environmental & Facilities Services 0.4%
a,d,e
Redwood Materials, Inc. , E .............................. United States 39,802 1,899,983
a
Specialty Chemicals 0.4%
Albemarle Corp. , 7.25% ................................ United States 30,800 2,400,552
Total Convertible Preferred Stocks (Cost $ 3,439,983 ) ............................
4,300,535
Warrants
a a a a a
Warrants 0.1%
Integrated Oil & Gas 0.1%
a
Occidental Petroleum Corp. , 8/03/27 ....................... United States 17,900 690,045
Total Warrants (Cost $ 88,605 ) .................................................
690,045

Franklin Strategic Series
Schedule of Investments
Franklin Natural Resources Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a Value
a a a a a a
Convertible Bonds 0.3%
Gold 0.3%
c
B2Gold Corp. , Senior Note , 144A, 2.75% , 2/01/30 ............. Canada 933,000 $ 1,500,497
Total Convertible Bonds (Cost $ 933,000 ) .......................................
1,500,497
Total Long Term Investments (Cost $ 280,901,749 ) ...............................
532,151,157
a
Short Term Investments 3.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.4%
f,g
Franklin Institutional U.S. Government Money Market Fund , 3.593 % United States 7,586,679 7,586,679
Total Money Market Funds (Cost $ 7,586,679 ) ...................................
7,586,679
h
Investments from Cash Collateral Received for
Loaned Securities 2.4%
Money Market Funds 2.4%
f,g
Franklin Institutional U.S. Government Money Market Fund , 3.593 % United States 12,868,615 12,868,615
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 12,868,615 ) ................................................................
12,868,615
Total Short Term Investments (Cost $ 20,455,294 ) ................................
20,455,294
a
Total Investments (Cost $ 301,357,043 ) 102.5% ..................................
$552,606,451
Other Assets, less Liabilities (2.5) % ...........................................
(13,690,469)
Net Assets 100.0% ...........................................................
$538,915,982
See Abbreviations on page 158 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at April 30, 2026. See Note 1(e).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2026, the aggregate value of these securities was $4,712,866, representing 0.9% of net assets.
d
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
e
See Note 7 regarding restricted securities.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(e) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.25 $20.93 $17.19 $17.78 $30.08
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.15) (0.14) (0.09) (0.09) (0.14)
Net realized and unrealized gains (losses) ........... 6.20 (0.54) 3.83 (0.40) (7.89)
Total from investment operations .................... 6.05 (0.68) 3.74 (0.49) (8.03)
Less distributions from:
Net realized gains ............................. (2.04) — — (0.10) (4.27)
Net asset value, end of year ....................... $24.26 $20.25 $20.93 $17.19 $17.78
Total return
c
................................... 30.13% (3.25)% 21.76% (2.73)% (29.53)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.07% 1.04% 1.08% 1.11% 1.03%
Expenses net of waiver and payments by affiliates ....... 1.07%
d
1.04%
d
1.07%
e
1.10%
e
1.03%
d,e
Net investment (loss) ............................ (0.67)% (0.64)% (0.48)% (0.54)% (0.54)%
Supplemental data
Net assets, end of year (000’s) ..................... $873,630 $778,491 $881,445 $763,871 $860,536
Portfolio turnover rate ............................ 48.01% 16.31%
f
15.99% 16.86% 30.88%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11 for prior year information.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.75 $14.32 $11.84 $12.37 $22.57
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.22) (0.21) (0.16) (0.15) (0.25)
Net realized and unrealized gains (losses) ........... 4.19 (0.36) 2.64 (0.28) (5.68)
Total from investment operations .................... 3.97 (0.57) 2.48 (0.43) (5.93)
Less distributions from:
Net realized gains ............................. (2.04) — — (0.10) (4.27)
Net asset value, end of year ....................... $15.68 $13.75 $14.32 $11.84 $12.37
Total return
c
................................... 29.21% (3.98)% 20.95% (3.44)% (30.07)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.82% 1.79% 1.83% 1.86% 1.78%
Expenses net of waiver and payments by affiliates ....... 1.82%
d
1.79%
d
1.82%
e
1.84%
e
1.78%
d,e
Net investment (loss) ............................ (1.41)% (1.39)% (1.23)% (1.28)% (1.31)%
Supplemental data
Net assets, end of year (000’s) ..................... $17,343 $19,333 $22,351 $20,551 $32,755
Portfolio turnover rate ............................ 48.01% 16.31%
f
15.99% 16.86% 30.88%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11 for prior year information.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2026 2025 2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.18 $18.85 $15.52 $16.10 $27.76
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.19) (0.18) (0.12) (0.12) (0.19)
Net realized and unrealized gains (losses) ........... 5.57 (0.49) 3.45 (0.36) (7.20)
Total from investment operations .................... 5.38 (0.67) 3.33 (0.48) (7.39)
Less distributions from:
Net realized gains ............................. (2.04) — — (0.10) (4.27)
Net asset value, end of year ....................... $21.52 $18.18 $18.85 $15.52 $16.10
Total return .................................... 29.79% (3.50)% 21.46% (2.95)% (29.71)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.32% 1.29% 1.33% 1.36% 1.28%
Expenses net of waiver and payments by affiliates ....... 1.32%
c
1.29%
c
1.32%
d
1.35%
d
1.28%
c,d
Net investment (loss) ............................ (0.92)% (0.89)% (0.73)% (0.79)% (0.79)%
Supplemental data
Net assets, end of year (000’s) ..................... $48,833 $40,535 $39,963 $39,777 $50,324
Portfolio turnover rate ............................ 48.01% 16.31%
e
15.99% 16.86% 30.88%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11 for prior year information.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $23.92 $24.63 $20.15 $20.73 $34.14
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.07) (0.07) (0.02) (0.02) (0.04)
Net realized and unrealized gains (losses) ........... 7.35 (0.64) 4.50 (0.46) (9.10)
Total from investment operations .................... 7.28 (0.71) 4.48 (0.48) (9.14)
Less distributions from:
Net realized gains ............................. (2.04) — — (0.10) (4.27)
Net asset value, end of year ....................... $29.16 $23.92 $24.63 $20.15 $20.73
Total return .................................... 30.66% (2.88)% 22.23% (2.29)% (29.26)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.67% 0.66% 0.67% 0.68% 0.65%
Expenses net of waiver and payments by affiliates ....... 0.66% 0.65% 0.66%
c
0.66%
c
0.64%
c
Net investment (loss) ............................ (0.26)% (0.25)% (0.07)% (0.10)% (0.15)%
Supplemental data
Net assets, end of year (000’s) ..................... $1,151,092 $1,113,133 $1,458,516 $1,345,064 $1,529,170
Portfolio turnover rate ............................ 48.01% 16.31%
d
15.99% 16.86% 30.88%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11 for prior year information.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2026 2025 2024 2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $23.19 $23.91 $19.59 $20.19 $33.43
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.11) (0.10) (0.05) (0.05) (0.08)
Net realized and unrealized gains (losses) ........... 7.13 (0.62) 4.37 (0.45) (8.89)
Total from investment operations .................... 7.02 (0.72) 4.32 (0.50) (8.97)
Less distributions from:
Net realized gains ............................. (2.04) — — (0.10) (4.27)
Net asset value, end of year ....................... $28.17 $23.19 $23.91 $19.59 $20.19
Total return .................................... 30.50% (3.05)% 22.10% (2.50)% (29.34)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.82% 0.79% 0.83% 0.86% 0.78%
Expenses net of waiver and payments by affiliates ....... 0.82%
c
0.79%
c
0.82%
d
0.85%
d
0.77%
d
Net investment (loss) ............................ (0.42)% (0.38)% (0.23)% (0.29)% (0.29)%
Supplemental data
Net assets, end of year (000’s) ..................... $344,389 $326,857 $390,099 $341,973 $433,191
Portfolio turnover rate ............................ 48.01% 16.31%
e
15.99% 16.86% 30.88%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11 for prior year information.

Franklin Strategic Series
Schedule of Investments, April 30, 2026
Franklin Small Cap Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.8%
Aerospace & Defense 6.2%
a
AAR Corp. ........................................ United States 426,041 $ 47,022,145
a,b
Aevex Corp. , A ..................................... United States 465,304 14,075,446
BWX Technologies, Inc. .............................. United States 301,978 65,345,019
a
Kratos Defense & Security Solutions, Inc. ................. United States 389,378 24,550,283
150,992,893
Banks 2.1%
FB Financial Corp. .................................. United States 442,703 23,936,951
Western Alliance Bancorp ............................. United States 337,723 27,537,934
51,474,885
Biotechnology 11.2%
a
Alkermes plc ....................................... United States 317,039 10,687,385
a
Apogee Therapeutics, Inc. ............................. United States 68,595 5,685,839
a
Arcutis Biotherapeutics, Inc. ........................... United States 398,931 9,263,178
a,b
Ascendis Pharma A/S ................................ Denmark 131,118 30,075,847
a
Benitec Biopharma, Inc. .............................. Australia 357,531 4,308,249
a
Bicara Therapeutics, Inc. .............................. United States 505,080 10,899,626
a
Bridgebio Pharma, Inc. ............................... United States 429,950 30,573,744
a
CG oncology, Inc. ................................... United States 202,961 13,545,617
a
Cytokinetics, Inc. .................................... United States 214,074 13,694,314
a
Dianthus Therapeutics, Inc. ............................ United States 208,194 18,279,433
a
Dyne Therapeutics, Inc. .............................. United States 505,324 8,868,436
a
Mirum Pharmaceuticals, Inc. ........................... United States 162,759 15,838,078
a,b
Newamsterdam Pharma Co. NV ........................ Netherlands 296,852 8,478,093
a,b
Olema Pharmaceuticals, Inc. ........................... United States 382,477 5,511,494
a
Oruka Therapeutics, Inc. .............................. United States 213,110 14,578,855
a
Praxis Precision Medicines, Inc. ........................ United States 25,376 8,090,630
a
PTC Therapeutics, Inc. ............................... United States 185,128 12,044,428
a
Relay Therapeutics, Inc. .............................. United States 460,495 5,968,015
a
Revolution Medicines, Inc. ............................. United States 84,606 12,193,417
a
Spyre Therapeutics, Inc. .............................. United States 155,799 11,599,236
a
Syndax Pharmaceuticals, Inc. .......................... United States 563,259 12,070,640
a
Xenon Pharmaceuticals, Inc. ........................... Canada 200,051 11,210,858
273,465,412
Building Products 3.3%
AAON, Inc. ........................................ United States 474,302 44,257,120
a
Modine Manufacturing Co. ............................ United States 143,981 36,661,882
80,919,002
Capital Markets 3.7%
Evercore, Inc. , A .................................... United States 76,714 24,647,441
Hamilton Lane, Inc. , A ................................ United States 166,979 15,360,398
Houlihan Lokey, Inc. , A ............................... United States 169,911 26,293,727
a
Miami International Holdings, Inc. ....................... United States 505,985 23,523,243
89,824,809
Commercial Services & Supplies 0.0%
a,c
Optoro, Inc. ........................................ United States 554,878 —
Communications Equipment 1.8%
a
Lumentum Holdings, Inc. .............................. United States 48,526 43,785,980
Construction & Engineering 6.3%
Arcosa, Inc. ....................................... United States 543,335 68,715,577
Granite Construction, Inc. ............................. United States 441,767 60,553,003

Franklin Strategic Series
Schedule of Investments
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Construction & Engineering (continued)
a,b
Solv Energy, Inc. , A .................................. United States 620,471 $ 24,719,565
153,988,145
Construction Materials 0.3%
b
Titan America SA ................................... Belgium 465,636 7,678,338
Consumer Staples Distribution & Retail 1.5%
a
Performance Food Group Co. .......................... United States 391,733 35,475,340
Diversified Consumer Services 0.1%
a,b
Nerdy, Inc. ........................................ United States 1,988,031 1,777,697
Electrical Equipment 1.3%
a
Forgent Power Solutions, Inc. , A ........................ United States 836,032 31,451,524
Electronic Equipment, Instruments & Components 4.6%
Badger Meter, Inc. ................................... United States 151,859 18,361,272
a
Fabrinet .......................................... Thailand 61,026 41,709,440
a
Mirion Technologies, Inc. , A ............................ United States 770,242 15,212,279
Vontier Corp. ....................................... United States 1,037,534 37,226,720
112,509,711
Energy Equipment & Services 2.6%
Cactus, Inc. , A ...................................... United States 421,346 23,477,399
Liberty Energy, Inc. , A ................................ United States 1,155,269 39,036,540
62,513,939
Financial Services 1.9%
a
Flywire Corp. ...................................... United States 1,029,716 13,911,463
a
Paymentus Holdings, Inc. , A ........................... United States 1,136,062 31,866,539
45,778,002
Food Products 0.8%
a
Freshpet, Inc. ...................................... United States 285,124 19,211,655
Health Care Equipment & Supplies 3.1%
a
Ceribell, Inc. ....................................... United States 767,437 15,471,530
a
Haemonetics Corp. .................................. United States 315,365 18,950,283
a
Integer Holdings Corp. ............................... United States 282,278 24,984,426
a
Kestra Medical Technologies Ltd. ....................... United States 792,087 16,412,042
75,818,281
Health Care Providers & Services 5.5%
Ensign Group, Inc. (The) .............................. United States 124,880 23,313,847
a
GeneDx Holdings Corp. , A ............................. United States 201,666 12,682,775
a
Guardant Health, Inc. ................................ United States 304,272 26,496,006
a
HealthEquity, Inc. ................................... United States 292,152 23,965,229
a
Hinge Health, Inc. , A ................................. United States 348,510 15,543,546
a
Privia Health Group, Inc. .............................. United States 1,272,198 31,614,120
133,615,523
Health Care REITs 0.0%
†
a
Janus Living, Inc. , A-1 ................................ United States 22,515 590,794
Hotel & Resort REITs 0.7%
Pebblebrook Hotel Trust .............................. United States 1,142,568 16,053,080
Hotels, Restaurants & Leisure 3.4%
a
Cava Group, Inc. .................................... United States 315,564 29,476,833
a
Navan, Inc. , A ...................................... United States 560,849 9,809,249

Franklin Strategic Series
Schedule of Investments
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
Texas Roadhouse, Inc. , A ............................. United States 156,627 $ 25,215,381
Wingstop, Inc. ...................................... United States 115,426 18,936,790
83,438,253
Household Durables 1.0%
a
M/I Homes, Inc. ..................................... United States 195,570 25,715,499
IT Services 0.6%
a
DigitalOcean Holdings, Inc. ............................ United States 143,861 13,872,516
Life Sciences Tools & Services 1.8%
Bio-Techne Corp. ................................... United States 300,718 16,635,720
a
Repligen Corp. ..................................... United States 234,118 27,698,500
44,334,220
Machinery 3.0%
a
Alliance Laundry Holdings, Inc. ......................... United States 787,743 19,985,040
a
RBC Bearings, Inc. .................................. United States 87,266 52,280,188
72,265,228
Media 1.6%
New York Times Co. (The) , A ........................... United States 502,038 39,676,063
Oil, Gas & Consumable Fuels 2.4%
a
Infinity Natural Resources, Inc. , A ....................... United States 1,176,185 19,160,054
Matador Resources Co. .............................. United States 611,064 38,765,900
57,925,954
Passenger Airlines 1.6%
a
Alaska Air Group, Inc. ................................ United States 491,479 19,221,744
a
Allegiant Travel Co. .................................. United States 251,350 19,012,114
38,233,858
Personal Care Products 0.6%
a
BellRing Brands, Inc. ................................. United States 870,171 15,489,044
Pharmaceuticals 3.5%
a
Amylyx Pharmaceuticals, Inc. .......................... United States 751,245 12,019,920
a
EyePoint, Inc. ...................................... United States 1,506,751 19,889,113
a
Jazz Pharmaceuticals plc ............................. United States 188,758 38,321,649
a,b
LENZ Therapeutics, Inc. .............................. United States 147,282 1,322,593
a
Phathom Pharmaceuticals, Inc. ......................... United States 565,898 6,338,058
a
Structure Therapeutics, Inc. , ADR ....................... United States 185,223 7,677,493
85,568,826
Professional Services 1.9%
a,b
Andersen Group, Inc. , A .............................. United States 952,087 33,684,838
a
Legalzoom.com, Inc. ................................. United States 1,914,759 12,350,196
46,035,034
Semiconductors & Semiconductor Equipment 8.5%
a
Credo Technology Group Holding Ltd. .................... United States 263,118 45,785,163
a
Lattice Semiconductor Corp. ........................... United States 443,407 54,219,808
a
Onto Innovation, Inc. ................................. United States 187,795 55,410,793
a
SiTime Corp. ....................................... United States 90,474 50,859,959
206,275,723

Franklin Strategic Series
Schedule of Investments
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 6.7%
a,c,d
ClearMotion, Inc. .................................... United States 3,698,772 $ 381,580
a
Freshworks, Inc. , A .................................. United States 1,001,040 8,168,486
a
Gitlab, Inc. , A ...................................... United States 637,482 14,113,852
a
Intapp, Inc. ........................................ United States 499,138 11,205,648
a
JFrog Ltd. ......................................... United States 332,466 15,439,721
a
Klaviyo, Inc. , A ..................................... United States 941,201 18,908,728
a
LiveRamp Holdings, Inc. .............................. United States 532,998 15,579,532
a
nCino, Inc. ........................................ United States 1,045,050 18,267,474
a
Netskope, Inc. , A .................................... United States 1,070,518 10,662,359
a
Procore Technologies, Inc. ............................ United States 468,167 26,488,889
a
ServiceTitan, Inc. , A ................................. United States 395,472 23,514,765
162,731,034
Specialty Retail 1.5%
a
Boot Barn Holdings, Inc. .............................. United States 122,754 21,046,173
Lithia Motors, Inc. , A ................................. United States 57,385 16,648,536
37,694,709
Textiles, Apparel & Luxury Goods 0.6%
Steven Madden Ltd. ................................. United States 410,498 15,418,305
Trading Companies & Distributors 1.1%
Herc Holdings, Inc. .................................. United States 204,177 25,914,145
Total Common Stocks (Cost $ 1,616,015,433 ) ..................................
2,357,513,421
Convertible Preferred Stocks 2.8%
Automobile Components 0.6%
a,c,d
Flock Group, Inc. , G ................................. United States 987,540 15,437,126
Communications Equipment 0.2%
a,c,d
Astranis Space Technologies Corp. , E .................... United States 311,952 5,999,994
Diversified Consumer Services 0.5%
a,c,d
Newsela, Inc. , D .................................... United States 709,046 12,707,441
Software 1.3%
a,c,d
Benchling, Inc. , F ................................... United States 382,306 1,803,489
a,c,d
Checkr, Inc. , E ..................................... United States 1,388,889 21,170,063
a,c,d
OneTrust LLC , A .................................... United States 625,361 5,812,569
a,c,d
OneTrust LLC , A-1 .................................. United States 56,457 524,753
a,c,d
Smule, Inc. , J ...................................... United States 162,712 1,603,972
30,914,846
Specialty Retail 0.2%
a,c,d
1661, Inc. , F ....................................... United States 3,436,485 3,786,378
Total Convertible Preferred Stocks (Cost $ 96,764,288 ) .........................
68,845,785
Preferred Stocks 0.2%
Automobile Components 0.2%
a,c,d
Tula eTechnology, Inc. ................................ United States 361,111 —
a,c,d
Tula eTechnology, Inc. , E ............................. United States 3,611,111 3,872,916
3,872,916
Software 0.0%
†
a,c,d
ClearMotion, Inc. , A-3 ................................ United States 1,037,942 149,527
a,c,d
ClearMotion, Inc. , A-4 ................................ United States 6,477,294 848,649

Franklin Strategic Series
Schedule of Investments
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Preferred Stocks
(continued)
Software (continued)
a,c,d
Smule, Inc. , 144A , G ................................. United States 1,542,673 $ 177,103
a,c,d
Smule, Inc. , 144A , H ................................. United States 352,675 47,866
1,223,145
Total Preferred Stocks (Cost $ 21,224,989 ) ....................................
5,096,061
Rights
Rights 0.0%
Biotechnology 0.0%
a,c,d
Chinook Therapeutics, Inc., CVR , 6/30/30 ................. United States 410,500 —
Total Rights (Cost $ – ) ......................................................
—
Shares
Escrows and Litigation Trusts 0.0%
a,c
Wheels Up Experience, Inc., Escrow Account .............. United States 440 —
Total Escrows and Litigation Trusts (Cost $ – ) .................................
—
Total Long Term Investments (Cost $ 1,734,004,710 ) ...........................
2,431,455,267
a
Short Term Investments 2.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.5%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
3.593% ......................................... United States 11,427,550 11,427,550
Total Money Market Funds (Cost $ 11,427,550 ) ................................
11,427,550
g
Investments from Cash Collateral Received for
Loaned Securities 2.1%
Money Market Funds 2.1%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
3.593% ......................................... United States 51,918,825 51,918,825
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 51,918,825 ) .........................................................
51,918,825
Total Short Term Investments (Cost $ 63,346,375 ) ..............................
63,346,375
a
Total Investments (Cost $ 1,797,351,085 ) 102.4% ..............................
$2,494,801,642
Other Assets, less Liabilities (2.4) % .........................................
(59,514,243)
Net Assets 100.0% .........................................................
$2,435,287,399
a a a

Franklin Strategic Series
Schedule of Investments
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 158 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at April 30, 2026. See Note 1(e).
c
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
d
See Note 7 regarding restricted securities.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(e) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $36.02 $35.22 $29.75 $33.07 $49.66
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.12) (0.08) (0.01) (0.05) (0.25)
Net realized and unrealized gains (losses) ........... 5.29 0.88 5.48 (1.39) (9.42)
Total from investment operations .................... 5.17 0.80 5.47 (1.44) (9.67)
Less distributions from:
Net realized gains ............................. (3.04) — — (1.88) (6.92)
Net asset value, end of year ....................... $38.15 $36.02 $35.22 $29.75 $33.07
Total return
c
................................... 14.38% 2.27% 18.39% (4.07)% (22.83)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.85% 0.84% 0.87% 0.90% 0.85%
Expenses net of waiver and payments by affiliates ....... 0.84% 0.84%
d
0.85%
e
0.88%
e
0.84%
e
Net investment (loss) ............................ (0.29)% (0.20)% (0.02)% (0.17)% (0.54)%
Supplemental data
Net assets, end of year (000’s) ..................... $2,595,224 $2,596,499 $2,822,866 $2,578,199 $3,019,703
Portfolio turnover rate ............................ 32.96% 33.86%
f
37.02% 27.75% 48.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11 for prior year information.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.04 $15.80 $13.45 $16.20 $27.98
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.18) (0.16) (0.11) (0.13) (0.32)
Net realized and unrealized gains (losses) ........... 2.35 0.40 2.46 (0.74) (4.54)
Total from investment operations .................... 2.17 0.24 2.35 (0.87) (4.86)
Less distributions from:
Net realized gains ............................. (3.04) — — (1.88) (6.92)
Net asset value, end of year ....................... $15.17 $16.04 $15.80 $13.45 $16.20
Total return
c
................................... 13.55% 1.52% 17.47% (4.76)% (23.43)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.60% 1.59% 1.62% 1.65% 1.60%
Expenses net of waiver and payments by affiliates ....... 1.59% 1.59%
d
1.60%
e
1.63%
e
1.59%
e
Net investment (loss) ............................ (1.04)% (0.95)% (0.77)% (0.92)% (1.29)%
Supplemental data
Net assets, end of year (000’s) ..................... $41,625 $48,685 $60,281 $82,982 $110,596
Portfolio turnover rate ............................ 32.96% 33.86%
f
37.02% 27.75% 48.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11 for prior year information.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2026 2025 2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.04 $29.44 $24.93 $28.11 $43.32
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.18) (0.14) (0.07) (0.11) (0.32)
Net realized and unrealized gains (losses) ........... 4.40 0.74 4.58 (1.19) (7.97)
Total from investment operations .................... 4.22 0.60 4.51 (1.30) (8.29)
Less distributions from:
Net realized gains ............................. (3.04) — — (1.88) (6.92)
Net asset value, end of year ....................... $31.22 $30.04 $29.44 $24.93 $28.11
Total return .................................... 14.07% 2.04% 18.09% (4.30)% (23.00)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.10% 1.09% 1.12% 1.15% 1.10%
Expenses net of waiver and payments by affiliates ....... 1.09% 1.09%
c
1.10%
d
1.13%
d
1.09%
d
Net investment (loss) ............................ (0.54)% (0.45)% (0.27)% (0.42)% (0.79)%
Supplemental data
Net assets, end of year (000’s) ..................... $34,130 $33,211 $37,276 $34,371 $38,761
Portfolio turnover rate ............................ 32.96% 33.86%
e
37.02% 27.75% 48.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11 for prior year information.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $44.32 $43.23 $36.39 $39.84 $58.24
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.02 0.07 0.14 0.08 (0.10)
Net realized and unrealized gains (losses) ........... 6.52 1.07 6.70 (1.65) (11.38)
Total from investment operations .................... 6.54 1.14 6.84 (1.57) (11.48)
Less distributions from:
Net investment income .......................... — (0.05) — — —
Net realized gains ............................. (3.04) — — (1.88) (6.92)
Total distributions ............................... (3.04) (0.05) — (1.88) (6.92)
Net asset value, end of year ....................... $47.82 $44.32 $43.23 $36.39 $39.84
Total return .................................... 14.79% 2.61% 18.82% (3.70)% (22.57)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.51% 0.51% 0.51% 0.53% 0.51%
Expenses net of waiver and payments by affiliates ....... 0.50% 0.50% 0.49%
c
0.49%
c
0.50%
c
Net investment income (loss) ...................... 0.05% 0.14% 0.34% 0.23% (0.19)%
Supplemental data
Net assets, end of year (000’s) ..................... $437,861 $437,087 $539,962 $451,447 $540,509
Portfolio turnover rate ............................ 32.96% 33.86%
d
37.02% 27.75% 48.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11 for prior year information.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2026 2025 2024 2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $42.85 $41.79 $35.22 $38.68 $56.79
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.02) 0.02 0.09 0.03 (0.15)
Net realized and unrealized gains (losses) ........... 6.30 1.04 6.48 (1.61) (11.04)
Total from investment operations .................... 6.28 1.06 6.57 (1.58) (11.19)
Less distributions from:
Net investment income .......................... — (—)
c
— — —
Net realized gains ............................. (3.04) — — (1.88) (6.92)
Net asset value, end of year ....................... $46.09 $42.85 $41.79 $35.22 $38.68
Total return .................................... 14.69% 2.52% 18.68% (3.81)% (22.65)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.60% 0.59% 0.62% 0.65% 0.60%
Expenses net of waiver and payments by affiliates ....... 0.59% 0.59%
d
0.60%
e
0.63%
e
0.59%
e
Net investment income (loss) ...................... (0.04)% 0.05% 0.23% 0.08% (0.28)%
Supplemental data
Net assets, end of year (000’s) ..................... $423,911 $416,492 $435,671 $469,050 $532,573
Portfolio turnover rate ............................ 32.96% 33.86%
f
37.02% 27.75% 48.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11 for prior year information.

Franklin Strategic Series
Schedule of Investments, April 30, 2026
Franklin Small-Mid Cap Growth Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.1%
Aerospace & Defense 7.5%
a
Arxis, Inc. , A ....................................... United States 222,303 $ 7,780,605
a
Axon Enterprise, Inc. ................................. United States 172,026 69,113,166
BWX Technologies, Inc. .............................. United States 250,270 54,155,925
Howmet Aerospace, Inc. .............................. United States 551,035 133,923,546
264,973,242
Banks 1.2%
Fifth Third Bancorp .................................. United States 851,600 43,227,216
Biotechnology 5.4%
a
Alnylam Pharmaceuticals, Inc. .......................... United States 158,320 48,998,457
a
Ascendis Pharma A/S ................................ Denmark 72,761 16,689,918
a
CG oncology, Inc. ................................... United States 200,480 13,380,035
a
Insmed, Inc. ....................................... United States 235,515 32,107,760
a
Ionis Pharmaceuticals, Inc. ............................ United States 167,060 12,489,406
a
Natera, Inc. ........................................ United States 324,800 66,960,768
190,626,344
Building Products 1.6%
AAON, Inc. ........................................ United States 597,073 55,712,882
Capital Markets 7.1%
Ares Management Corp. , A ............................ United States 411,312 48,288,029
LPL Financial Holdings, Inc. ........................... United States 139,948 46,760,825
MSCI, Inc. , A ....................................... United States 109,440 64,723,910
Nasdaq, Inc. ....................................... United States 443,736 40,783,776
a
Robinhood Markets, Inc. , A ............................ United States 220,553 16,076,108
Tradeweb Markets, Inc. , A ............................. United States 296,376 33,564,582
250,197,230
Construction & Engineering 3.2%
Comfort Systems USA, Inc. ............................ United States 61,667 113,482,697
Consumer Staples Distribution & Retail 1.8%
Casey's General Stores, Inc. ........................... United States 60,400 49,657,860
a
Performance Food Group Co. .......................... United States 136,395 12,351,931
62,009,791
Electrical Equipment 6.8%
AMETEK, Inc. ...................................... United States 265,345 62,488,747
Vertiv Holdings Co. , A ................................ United States 537,785 176,656,995
239,145,742
Entertainment 2.1%
a
ROBLOX Corp. , A ................................... United States 1,338,959 73,990,874
Financial Services 0.8%
a
Paymentus Holdings, Inc. , A ........................... United States 954,396 26,770,808
Ground Transportation 1.5%
Old Dominion Freight Line, Inc. ......................... United States 244,488 51,936,586
Health Care Equipment & Supplies 2.9%
a
Dexcom, Inc. ....................................... United States 1,035,580 61,668,789
a
IDEXX Laboratories, Inc. .............................. United States 75,336 42,248,429
103,917,218
Health Care Providers & Services 2.0%
Cencora, Inc. ...................................... United States 231,186 71,207,600

Franklin Strategic Series
Schedule of Investments
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Technology 0.7%
a
Veeva Systems, Inc. , A ............................... United States 166,734 $ 26,005,502
Hotels, Restaurants & Leisure 11.6%
a
Cava Group, Inc. .................................... United States 461,336 43,093,396
a
DoorDash, Inc. , A ................................... United States 269,209 45,402,098
Hilton Worldwide Holdings, Inc. ......................... United States 266,715 86,434,330
Marriott International, Inc. , A ........................... United States 151,450 54,777,950
Royal Caribbean Cruises Ltd. .......................... United States 410,701 108,326,496
Texas Roadhouse, Inc. , A ............................. United States 278,884 44,897,535
Wingstop, Inc. ...................................... United States 167,672 27,508,268
410,440,073
Household Durables 0.8%
a
NVR, Inc. ......................................... United States 4,717 29,791,959
Independent Power and Renewable Electricity Producers 2.1%
Vistra Corp. ........................................ United States 475,201 75,005,726
Interactive Media & Services 0.3%
a
Pinterest, Inc. , A .................................... United States 437,741 8,605,988
IT Services 2.2%
a
Cloudflare, Inc. , A ................................... United States 370,301 75,900,596
Life Sciences Tools & Services 1.0%
a
Repligen Corp. ..................................... United States 296,425 35,070,042
Machinery 0.9%
Xylem, Inc. ........................................ United States 275,637 32,569,268
Media 1.3%
New York Times Co. (The) , A ........................... United States 585,501 46,272,144
Oil, Gas & Consumable Fuels 3.3%
Cheniere Energy, Inc. ................................ United States 88,393 24,303,655
Targa Resources Corp. ............................... United States 358,980 93,363,519
117,667,174
Professional Services 1.5%
Verisk Analytics, Inc. , A ............................... United States 291,117 53,708,175
Real Estate Management & Development 0.6%
a
Jones Lang LaSalle, Inc. .............................. United States 62,023 19,731,377
Residential REITs 0.4%
Equity LifeStyle Properties, Inc. ......................... United States 197,734 12,514,585
Semiconductors & Semiconductor Equipment 6.2%
a
Credo Technology Group Holding Ltd. .................... United States 166,730 29,012,687
a
Lattice Semiconductor Corp. ........................... United States 435,091 53,202,928
Monolithic Power Systems, Inc. ......................... United States 74,528 120,318,748
a
Onto Innovation, Inc. ................................. United States 57,063 16,837,009
219,371,372
Software 7.5%
a
Arteris, Inc. ........................................ United States 1,456,454 42,178,908
a
Datadog, Inc. , A .................................... United States 519,477 68,669,664
a
Fair Isaac Corp. .................................... United States 33,957 34,805,925
a
Guidewire Software, Inc. .............................. United States 237,365 32,848,942
a
Manhattan Associates, Inc. ............................ United States 102,085 14,076,501
a,b,c
Plaid, Inc. , A ....................................... United States 30,940 7,493,068

Franklin Strategic Series
Schedule of Investments
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Procore Technologies, Inc. ............................ United States 552,941 $ 31,285,402
a
Tyler Technologies, Inc. ............................... United States 98,554 33,620,711
264,979,121
Specialty Retail 6.8%
a
AutoZone, Inc. ..................................... United States 15,400 57,042,062
a
Burlington Stores, Inc. ................................ United States 178,660 57,172,987
a
Carvana Co. , A ..................................... United States 200,070 79,187,706
Tractor Supply Co. .................................. United States 1,377,833 48,361,938
241,764,693
Technology Hardware, Storage & Peripherals 1.0%
a
Everpure, Inc. , A .................................... United States 504,541 36,049,454
Trading Companies & Distributors 2.0%
Fastenal Co. ....................................... United States 417,357 18,751,850
United Rentals, Inc. .................................. United States 54,446 52,259,449
71,011,299
Total Common Stocks (Cost $ 2,246,150,861 ) ..................................
3,323,656,778
Convertible Preferred Stocks 2.7%
Aerospace & Defense 0.8%
a,b,c
Anduril Industries, Inc. , F .............................. United States 414,483 28,578,603
Diversified Consumer Services 0.2%
a,b,c
Newsela, Inc. , D .................................... United States 423,782 7,594,972
Semiconductors & Semiconductor Equipment 0.2%
a,b,c
Phononic Devices, Inc. , F-S ........................... United States 2,970,061 6,046,293
Software 1.5%
a,b,c
Benchling, Inc. , F ................................... United States 347,106 1,637,436
a,b,c
Databricks, Inc. , G .................................. United States 227,829 43,523,409
a,b,c
OneTrust LLC , C .................................... United States 767,526 7,133,956
52,294,801
Total Convertible Preferred Stocks (Cost $ 65,344,990 ) .........................
94,514,669
Preferred Stocks 0.0%
†
Semiconductors & Semiconductor Equipment 0.0%
†
a,b,c
Phononic Devices, Inc. , G-2-S .......................... United States 513,050 1,824,398
a,b,c
Phononic, Inc. , H-S .................................. United States 117,763 584,839
2,409,237
Total Preferred Stocks (Cost $ 460,692 ) .......................................
2,409,237
Warrants
Warrants 0.0%
†
Semiconductors & Semiconductor Equipment 0.0%
†
a,b,c
Phononic, Inc. , H-S , 12/31/29 .......................... United States 23,970 32,191
a,b,c
Phononic, Inc. , H-S-X , 12/31/29 ........................ United States 47,104 63,259
95,450
Total Warrants (Cost $ 44,031 ) ...............................................
95,450

Franklin Strategic Series
Schedule of Investments
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds 0.0%
†
Semiconductors & Semiconductor Equipment 0.0%
†
b,c
Phononic, Inc. , 5.31% , 11/30/27 ........................ United States 66,235 $ 79,754
b,c
Phononic, Inc. , H-S , 5.31% , 11/30/27 .................... United States 66,235 81,015
b,c
Phononic, Inc. , H-S , 5.31% , 11/30/27 .................... United States 66,235 82,304
243,073
Total Convertible Bonds (Cost $ 198,704 ) .....................................
243,073
d
Senior Floating Rate Interests 0.1%
Semiconductors & Semiconductor Equipment 0.1%
b,e
Phononic, Inc., First Lien, Term Loan, B , PIK, 12% , 12/31/27 ... United States 1,174,043 1,010,160
Total Senior Floating Rate Interests (Cost $ 1,127,742 ) .........................
1,010,160
Shares
a
Escrows and Litigation Trusts 0.0%
a,b
Blaize Events & Media, Inc., Escrow Account ............... United States 343,168 —
a,b
Blaize Holdings, Inc., Escrow Account .................... United States 114,150 —
Total Escrows and Litigation Trusts (Cost $ – ) .................................
—
Total Long Term Investments (Cost $ 2,313,327,020 ) ...........................
3,421,929,367
a
Short Term Investments 2.1%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.1%
f,g
Franklin Institutional U.S. Government Money Market Fund ,
3.593% ......................................... United States 74,959,605 74,959,605
Total Money Market Funds (Cost $ 74,959,605 ) ................................
74,959,605
Total Short Term Investments (Cost $ 74,959,605 ) ..............................
74,959,605
a
Total Investments (Cost $ 2,388,286,625 ) 99.0% ................................
$3,496,888,972
Other Assets, less Liabilities 1.0% ...........................................
35,863,907
Net Assets 100.0% .........................................................
$3,532,752,879
a a a

Franklin Strategic Series
Schedule of Investments
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 158 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
c
See Note 7 regarding restricted securities.
d
See Note 1(g) regarding senior floating rate interests.
e
Income may be received in additional securities and/or cash.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
April 30, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Biotechnology
Discovery Fund
Franklin Core
Plus Bond Fund
Franklin Growth
Opportunities
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $494,620,655 $3,207,346,313 $2,048,330,579
Cost - Non-controlled affiliates (Note 3 f ) ...................... 57,612,300 234,995,433 67,506,254
Value - Unaffiliated issuers (Includes securities loaned of $31,272,989,
$— and $19,958,958, respectively) .......................... $1,014,410,785 $3,120,796,519 $4,344,609,983
Value - Non-controlled affiliates (Note 3 f ) ...................... 57,612,300 234,995,433 67,506,254
Cash .................................................. 93,044 — 35,681
Foreign currency, at value (cost $113, $167,265 and $–, respectively) .. 116 169,148 —
Receivables:
Investment securities sold ................................. 313,172 1,844,303 105,530,395
Receivable for sales of TBA securities (Note 1 c ) ................ – 21,612,812 –
Capital shares sold ...................................... 450,599 2,714,380 1,230,540
Dividends and interest ................................... 229,019 27,901,807 223,896
Deposits with brokers for:
OTC derivative contracts ................................ — 1,040,000 —
TBA transactions (Note 1c) .............................. — 2,003,000 —
Futures contracts ...................................... — 5,198,156 —
Centrally cleared swap contracts .......................... — 237,200 —
Variation margin on centrally cleared swap contracts ............. — 145,230 —
Unrealized appreciation on OTC forward exchange contracts ........ — 28,768 —
Unrealized appreciation on unfunded commitments (Note 1 c ) ........ 311,468 — —
Total assets ........................................ 1,073,420,503 3,418,686,756 4,519,136,749
Liabilities:
Payables:
Investment securities purchased ............................ 2,798,212 52,335,774 11,844,549
Payable for purchases of TBA securities (Note 1 c ) ............... — 590,170,941 —
Capital shares redeemed ................................. 656,925 1,461,089 89,323,250
Management fees ....................................... 510,798 852,087 1,881,512
Distribution fees ........................................ 135,819 460,215 770,434
Transfer agent fees ...................................... 261,242 704,098 826,168
Trustees' fees and expenses ............................... 247 190 54
Variation margin on futures contracts ......................... — 37,617 —
Funds advanced by custodian ............................... — 411,174 —
OTC swap contracts (upfront receipts $–, $1,419,283 and $–,
respectively) ............................................ — 1,291,228 —
Unrealized depreciation on OTC swap contracts .................. — 123,303 —
Options written, at value (premiums received $–, $1,504,514 and $–, respectively) ............................................ — 1,611,285 —
Unrealized depreciation on OTC forward exchange contracts ........ — 54,638 —
TBA sale commitments, at value (proceeds $–, $21,612,812 and $–)
(Note 1c) ............................................... — 21,469,454 —
Payable upon return of securities loaned (Note 1 e ) ................ 31,626,763 — 19,950,750
Unrealized depreciation on unfunded loan commitments (Note 8 ) ..... — 92 —
Accrued expenses and other liabilities ......................... 70,227 384,301 139,219
Total liabilities ....................................... 36,060,233 671,367,486 124,735,936
Net assets, at value ............................... $1,037,360,270 $2,747,319,270 $4,394,400,813
Net assets consist of:
Paid-in capital ........................................... $455,619,045 $3,901,923,879 $1,889,321,150
Total distributable earnings (losses) ........................... 581,741,225 (1,154,604,609) 2,505,079,663
Net assets, at value ............................... $1,037,360,270 $2,747,319,270 $4,394,400,813

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Biotechnology
Discovery Fund
Franklin Core
Plus Bond Fund
Franklin Growth
Opportunities
Fund
Class A:
Net assets, at value ..................................... $861,885,514 $2,044,094,482 $3,569,378,187
Shares outstanding ...................................... 4,963,881 246,238,308 78,797,446
Net asset value per share
a,b
................................ $173.63 $8.30 $45.30
Maximum offering price per share (net asset value per share ÷ 94.50%,
96.25% and 94.50%, respectively)
b
.......................... $183.74 $8.62 $47.94
Class C:
Net assets, at value ..................................... $22,571,899 $45,167,848 $67,998,689
Shares outstanding ...................................... 146,448 5,433,207 2,563,799
Net asset value and maximum offering price per share
a,b
.......... $154.13 $8.31 $26.52
Class R:
Net assets, at value ..................................... $— $33,525,075 $25,147,654
Shares outstanding ...................................... — 4,060,396 634,251
Net asset value and maximum offering price per share
b
........... $— $8.26 $39.65
Class R6:
Net assets, at value ..................................... $13,158,425 $282,963,666 $408,527,105
Shares outstanding ...................................... 69,918 34,022,747 7,307,798
Net asset value and maximum offering price per share
b
........... $188.20 $8.32 $55.90
Advisor Class:
Net assets, at value ..................................... $139,744,432 $341,568,199 $323,349,178
Shares outstanding ...................................... 758,068 41,079,666 5,972,224
Net asset value and maximum offering price per share
b
........... $184.34 $8.31 $54.14
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Natural
Resources
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $280,901,749 $1,734,004,710 $2,313,327,020
Cost - Non-controlled affiliates (Note 3 f ) ...................... 20,455,294 63,346,375 74,959,605
Value - Unaffiliated issuers (Includes securities loaned of $12,988,816,
$52,624,457 and $—, respectively) .......................... $532,151,157 $2,431,455,267 $3,421,929,367
Value - Non-controlled affiliates (Note 3 f ) ...................... 20,455,294 63,346,375 74,959,605
Cash .................................................. 106,660 — 6,840
Foreign currency, at value (cost $81,082, $– and $166, respectively) .. 81,170 — 171
Receivables:
Investment securities sold (Includes securities loaned $–, $659,884 and $– respectively) ..................................... 13,633 8,024,054 39,684,882
Capital shares sold ...................................... 475,050 532,160 646,247
Dividends and interest ................................... 265,462 173,340 725,732
European Union tax reclaims (Note 1 i ) ....................... 65,052 — —
Due from custodian ...................................... — 1,198,750 —
Total assets ........................................ 553,613,478 2,504,729,946 3,537,952,844
Liabilities:
Payables:
Investment securities purchased ............................ 947,270 1,064,280 —
Capital shares redeemed ................................. 414,660 12,960,156 2,185,246
Management fees ....................................... 212,261 1,220,464 1,290,045
Distribution fees ........................................ 93,950 210,207 568,976
Transfer agent fees ...................................... 117,327 532,122 986,223
Trustees' fees and expenses ............................... 99 134 216
Funds advanced by custodian ............................... — 198,324 —
Payable upon return of securities loaned (Note 1 e ) ................ 12,868,615 53,117,575 —
Accrued expenses and other liabilities ......................... 43,314 139,285 169,259
Total liabilities ....................................... 14,697,496 69,442,547 5,199,965
Net assets, at value ............................... $538,915,982 $2,435,287,399 $3,532,752,879
Net assets consist of:
Paid-in capital ........................................... $413,537,403 $1,422,126,677 $2,353,006,343
Total distributable earnings (losses) ........................... 125,378,579 1,013,160,722 1,179,746,536
Net assets, at value ............................... $538,915,982 $2,435,287,399 $3,532,752,879

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Natural
Resources
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Class A:
Net assets, at value ..................................... $389,698,549 $873,630,329 $2,595,224,470
Shares outstanding ...................................... 8,546,118 36,008,822 68,026,218
Net asset value per share
a,b
................................ $45.60 $24.26 $38.15
Maximum offering price per share (net asset value per share ÷
94.50%)
b
.............................................. $48.25 $25.67 $40.37
Class C:
Net assets, at value ..................................... $18,181,552 $17,343,081 $41,625,312
Shares outstanding ...................................... 408,925 1,106,148 2,743,939
Net asset value and maximum offering price per share
a,b
.......... $44.46 $15.68 $15.17
Class R:
Net assets, at value ..................................... $— $48,833,074 $34,130,448
Shares outstanding ...................................... — 2,269,284 1,093,125
Net asset value and maximum offering price per share
b
........... $— $21.52 $31.22
Class R6:
Net assets, at value ..................................... $19,396,026 $1,151,091,967 $437,861,376
Shares outstanding ...................................... 389,460 39,474,981 9,157,059
Net asset value and maximum offering price per share
b
........... $49.80 $29.16 $47.82
Advisor Class:
Net assets, at value ..................................... $111,639,855 $344,388,948 $423,911,273
Shares outstanding ...................................... 2,259,931 12,227,193 9,198,420
Net asset value and maximum offering price per share
b
........... $49.40 $28.17 $46.09
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Strategic Series
Financial Statements
Statements of Operations
for the year ended April 30, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Biotechnology
Discovery Fund
Franklin Core
Plus Bond Fund
Franklin Growth
Opportunities
Fund
Investment income:
Dividends: (net of foreign taxes of $2,384, $– and $58,437, respectively)
Unaffiliated issuers ...................................... $3,565,905 $114,279 $14,836,331
Non-controlled affiliates (Note 3 f ) ........................... 728,255 4,256,023 1,104,970
Interest:
Unaffiliated issuers ...................................... — 127,813,171 —
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... (517,768) 12,459 (697,248)
Non-controlled affiliates (Note 3 f ) ........................... 1,177,751 4,804 759,446
Total investment income ................................. 4,954,143 132,200,736 16,003,499
Expenses:
Management fees (Note 3 a ) ................................. 5,380,598 9,035,652 24,268,214
Distribution fees: (Note 3c )
    Class A .............................................. 1,834,630 5,057,427 9,150,742
    Class C .............................................. 202,109 305,467 762,908
    Class R .............................................. — 171,023 130,470
Transfer agent fees: (Note 3e )
    Class A .............................................. 896,470 2,825,585 3,072,065
    Class C .............................................. 24,857 65,466 64,243
    Class R .............................................. — 47,724 21,932
    Class R6 ............................................. 14,443 63,726 72,616
    Advisor Class .......................................... 144,189 420,845 279,522
Custodian fees .......................................... 4,447 17,900 24,954
Reports to shareholders fees ................................ 79,251 282,439 213,823
Registration and filing fees .................................. 88,876 119,636 91,715
Professional fees ......................................... 107,254 288,620 138,980
Trustees' fees and expenses ................................ 9,894 27,991 48,949
Marketplace lending fees (Note 1 h ) ........................... — 546,604 —
Other .................................................. 29,668 180,249 118,357
Total expenses ....................................... 8,816,686 19,456,354 38,459,490
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (91,716) (2,187,640) (86,905)
Net expenses ....................................... 8,724,970 17,268,714 38,372,585
Net investment income (loss) .......................... (3,770,827) 114,932,022 (22,369,086)

Franklin Strategic Series
Financial Statements
Statements of Operations
(continued)
for the year ended April 30, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Biotechnology
Discovery Fund
Franklin Core
Plus Bond Fund
Franklin Growth
Opportunities
Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
*
Unaffiliated issuers .................................... 132,431,714 (16,231,490) 719,356,046
Non-controlled affiliates (Note 3 f ) .......................... — 338,565 —
Written options ......................................... — 1,771,572 —
Foreign currency transactions .............................. 1,922 11,840 —
Forward exchange contracts ............................... — (339,383) —
Futures contracts ....................................... — (2,182,585) —
TBA sale commitments ................................... — 3,064,225 —
Swap contracts ......................................... — (2,182,807) —
Net realized gain (loss) ................................ 132,433,636 (15,750,063) 719,356,046
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 301,996,177 23,149,775 137,236,875
Non-controlled affiliates (Note 3 f ) .......................... — (1,061,917) —
Translation of other assets and liabilities denominated in foreign currencies ........................................... (5) (1,721) —
Unfunded commitments (Note 1 c ) ........................... 311,468 — —
Unfunded loan commitments (Note 8 ) ........................ — (24) —
Written options ......................................... — (106,771) —
Forward exchange contracts ............................... — 144,902 —
Futures contracts ....................................... — (2,216,598) —
TBA sale commitments ................................... — 143,358 —
Swap contracts ......................................... — (252,763) —
Change in deferred tax benefit ............................. — (287,971) —
Net change in unrealized appreciation (depreciation) .......... 302,307,640 19,510,270 137,236,875
Net realized and unrealized gain (loss) .......................... 434,741,276 3,760,207 856,592,921
Net increase (decrease) in net assets resulting from operations ........ $430,970,449 $118,692,229 $834,223,835

Franklin Strategic Series
Financial Statements
Statements of Operations
(continued)
for the year ended April 30, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Natural
Resources
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Investment income:
Dividends: (net of foreign taxes of $404,047, $– and $–, respectively)
Unaffiliated issuers ...................................... $8,508,739 $7,808,790 $17,622,223
Non-controlled affiliates (Note 3 f ) ........................... 372,469 1,668,928 2,630,648
Interest:
Unaffiliated issuers ...................................... 77,907 — 103,876
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... (375,984) (1,569,913) (273,403)
Non-controlled affiliates (Note 3 f ) ........................... 459,264 1,928,892 373,347
Other income (Note 1i) ..................................... 63,005 — —
Total investment income ................................. 9,105,400 9,836,697 20,456,691
Expenses:
Management fees (Note 3 a ) ................................. 1,993,550 15,248,855 17,048,347
Distribution fees: (Note 3c )
    Class A .............................................. 715,888 2,129,580 6,850,563
    Class C .............................................. 154,305 188,919 477,203
    Class R .............................................. — 226,686 176,179
Transfer agent fees: (Note 3e )
    Class A .............................................. 406,877 1,552,754 3,361,698
    Class C .............................................. 22,096 34,519 58,772
    Class R .............................................. — 82,586 43,191
    Class R6 ............................................. 8,143 351,158 176,088
    Advisor Class .......................................... 104,662 630,027 550,080
Custodian fees .......................................... 5,009 13,779 28,126
Reports to shareholders fees ................................ 39,138 177,980 269,042
Registration and filing fees .................................. 45,900 94,571 71,909
Professional fees ......................................... 89,132 120,188 127,925
Trustees' fees and expenses ................................ 4,395 27,021 41,028
Other .................................................. 47,453 58,197 85,375
Total expenses ....................................... 3,636,548 20,936,820 29,365,526
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (44,498) (163,897) (185,250)
Net expenses ....................................... 3,592,050 20,772,923 29,180,276
Net investment income (loss) .......................... 5,513,350 (10,936,226) (8,723,585)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 25,796,403 384,753,801 264,955,392
Foreign currency transactions .............................. 15,489 — —
Net realized gain (loss) ................................ 25,811,892 384,753,801 264,955,392
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 162,285,186 270,177,712 245,936,725
Translation of other assets and liabilities denominated in foreign currencies ........................................... (1,700) — 4
Net change in unrealized appreciation (depreciation) .......... 162,283,486 270,177,712 245,936,729
Net realized and unrealized gain (loss) .......................... 188,095,378 654,931,513 510,892,121
Net increase (decrease) in net assets resulting from operations ........ $193,608,728 $643,995,287 $502,168,536
*
Includes gains from redemption in-kind. See Note 11.

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Biotechnology Discovery Fund Franklin Core Plus Bond Fund
Year Ended
April 30, 2026
Year Ended
April 30, 2025
Year Ended
April 30, 2026
Year Ended
April 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(3,770,827) $(2,590,143) $114,932,022 $119,294,173
Net realized gain (loss) ............ 132,433,636 73,170,652 (15,750,063) (38,648,459)
Net change in unrealized appreciation
(depreciation) ................. 302,307,640 (94,432,247) 19,510,270 93,676,023
Net increase (decrease) in net
assets resulting from operations . 430,970,449 (23,851,738) 118,692,229 174,321,737
Distributions to shareholders:
Class A ........................ (83,604,188) (58,160,749) (86,978,395) (95,594,345)
Class C ........................ (2,442,259) (2,094,936) (1,820,476) (2,412,060)
Class R ........................ — — (1,393,969) (1,613,364)
Class R6 ....................... (1,454,759) (718,012) (7,647,352) (6,689,754)
Advisor Class ................... (13,121,806) (10,336,804) (13,660,378) (13,313,957)
Total distributions to shareholders ..... (100,623,012) (71,310,501) (111,500,570) (119,623,480)
Capital share transactions: (Note 2 )
Class A ........................ (2,040,920) (38,843,761) 47,867,343 (133,993,404)
Class C ........................ (1,895,840) (7,618,126) (4,826,778) (16,499,318)
Class R ........................ — — (1,542,895) (1,822,597)
Class R6 ....................... 2,873,926 (2,735,688) 152,958,148 (5,214,894)
Advisor Class ................... 659,401 (22,539,823) 77,426,224 (14,309,594)
Total capital share transactions ....... (403,433) (71,737,398) 271,882,042 (171,839,807)
Net increase (decrease) in net
assets ..................... 329,944,004 (166,899,637) 279,073,701 (117,141,550)
Net assets:
Beginning of year .................. 707,416,266 874,315,903 2,468,245,569 2,585,387,119
End of year ...................... $1,037,360,270 $707,416,266 $2,747,319,270 $2,468,245,569

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Growth Opportunities Fund Franklin Natural Resources Fund
Year Ended
April 30, 2026
Year Ended
April 30, 2025
Year Ended
April 30, 2026
Year Ended
April 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(22,369,086) $(13,326,269) $5,513,350 $5,936,093
Net realized gain (loss) ............ 719,356,046 635,930,982 25,811,892 40,252,844
Net change in unrealized appreciation
(depreciation) ................. 137,236,875 (271,511,394) 162,283,486 (69,393,925)
Net increase (decrease) in net
assets resulting from operations . 834,223,835 351,093,319 193,608,728 (23,204,988)
Distributions to shareholders:
Class A ........................ (612,663,084) (369,084,244) (4,817,152) (5,502,509)
Class C ........................ (19,015,638) (12,622,834) (160,066) (182,237)
Class R ........................ (4,900,231) (3,415,709) — —
Class R6 ....................... (56,931,350) (34,745,269) (219,156) (189,377)
Advisor Class ................... (48,211,191) (28,758,057) (1,265,420) (1,473,063)
Total distributions to shareholders ..... (741,721,494) (448,626,113) (6,461,794) (7,347,186)
Capital share transactions: (Note 2 )
Class A ........................ 122,601,424 13,326,108 29,895,817 (27,661,206)
Class C ........................ (2,901,437) (6,183,112) (2,366,776) (2,902,346)
Class R ........................ (123,716) (2,540,912) — —
Class R6 ....................... 16,732,533 (1,469,348) 7,011,085 (408,268)
Advisor Class ................... 5,135,808 16,896,851 23,343,521 (18,065,354)
Total capital share transactions ....... 141,444,612 20,029,587 57,883,647 (49,037,174)
Net increase (decrease) in net
assets ..................... 233,946,953 (77,503,207) 245,030,581 (79,589,348)
Net assets:
Beginning of year .................. 4,160,453,860 4,237,957,067 293,885,401 373,474,749
End of year ...................... $4,394,400,813 $4,160,453,860 $538,915,982 $293,885,401

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Small Cap Growth Fund Franklin Small-Mid Cap Growth Fund
Year Ended
April 30, 2026
Year Ended
April 30, 2025
Year Ended
April 30, 2026
Year Ended
April 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(10,936,226) $(11,377,359) $(8,723,585) $(5,524,130)
Net realized gain (loss) ............ 384,753,801 144,656,230 264,955,392 307,720,259
Net change in unrealized appreciation
(depreciation) ................. 270,177,712 (178,380,414) 245,936,729 (192,741,089)
Net increase (decrease) in net
assets resulting from operations . 643,995,287 (45,101,543) 502,168,536 109,455,040
Distributions to shareholders:
Class A ........................ (72,040,761) — (202,149,326) —
Class C ........................ (2,329,693) — (7,705,668) —
Class R ........................ (4,258,273) — (3,099,620) —
Class R6 ....................... (82,542,335) — (27,526,306) (584,008)
Advisor Class ................... (24,999,071) — (27,635,120) (36,409)
Total distributions to shareholders ..... (186,170,133) — (268,116,040) (620,417)
Capital share transactions: (Note 2 )
Class A ........................ (55,079,343) (82,255,977) (165,615,063) (300,799,425)
Class C ........................ (4,584,322) (2,290,623) (5,737,002) (13,148,119)
Class R ........................ 933,597 3,114,250 (603,930) (5,075,773)
Class R6 ....................... (193,227,775) (332,174,220) (35,047,398) (122,929,048)
Advisor Class ................... (48,928,040) (55,318,476) (26,269,429) (30,964,132)
Total capital share transactions ....... (300,885,883) (468,925,046) (233,272,822) (472,916,497)
Net increase (decrease) in net
assets ..................... 156,939,271 (514,026,589) 779,674 (364,081,874)
Net assets:
Beginning of year .................. 2,278,348,128 2,792,374,717 3,531,973,205 3,896,055,079
End of year ...................... $2,435,287,399 $2,278,348,128 $3,532,752,879 $3,531,973,205

Franklin Strategic Series

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Strategic Series  (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of t welve separate funds, six of which are included in
this report (Funds). The Funds follow the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
apply the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The classes of shares offered within each of the Funds are indicated below. Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years.  Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Class A, Class C, Class R6 & Advisor Class
Franklin Biotechnology Discovery Fund
Franklin Natural Resources Fund
Class A, Class C, Class R, Class R6 & Advisor Class
Franklin Core Plus Bond Fund
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use
various techniques including industry standard option pricing models and proprietary discounted cash flow models to
determine the fair value of those instruments. The Funds' net

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benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At April 30, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery and to-
be-announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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to market fluctuations and are subject to the risk that
the value at delivery may be more or less than the trade
date purchase price. Although the Funds will generally
purchase these securities with the intention of holding the
securities, they may sell the securities before the settlement date. Collateral has been pledged and/or received for open
TBA trades. These types of securities may be considered
unfunded and the Fund may be obligated to perform on
such agreements at a future date. Unfunded commitments
are marked to market daily and any unrealized appreciation
or depreciation is included in the Statement of Assets and
Liabilities and the Statement of Operations. At April 30, 2026,
unfunded commitments were as follows:
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statements of Assets and Liabilities. Early termination by
the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the
ISDA agreement.
At April 30, 2026, certain or all Funds had OTC derivatives
in a net liability position by counterparty and the aggregate value of collateral pledged for such contracts was as follows:
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
Investment
Unfunded
Commitment
Franklin Biotechnology Discovery Fund
Candid Therapeutics, Inc., $3,046,668
Obsidian Therapeutics, Inc., C $3,667,504
$6,714,172
Net Liability
Position
Aggregate
Value of
Collateral
Pledged
Franklin Core Plus Bond Fund $1,457,743 $1,300,000
1. Organization and Significant Accounting Policies
(continued)
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
(continued)

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Annual Report
cash may be invested according to the Funds' investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. Futures contracts
outstanding at period end, if any, are listed in the Funds'
Schedules of Investments.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage and/or gain exposure to
certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or
sell a foreign currency at a specific exchange rate on a future date. Forward exchange contracts outstanding at period end,
if any, are listed in the Funds' Schedules of Investments.
Certain or all Funds entered into credit default swap
contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the
Fund and a counterparty whereby the buyer of the contract
receives credit protection and the seller of the contract
guarantees the credit worthiness of a referenced debt
obligation. These agreements may be privately negotiated in
the over-the-counter market (OTC credit default swaps) or
may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may be a
single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap
contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional
amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount.
For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in
fair value is accounted for as a variation margin payable or receivable in the Consolidated Statements of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statements of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statements of Operations. Credit default swap contracts outstanding at period end, if any, are listed in the
Funds' Schedules of Investments.
Certain or all Funds purchased or wrote exchange
traded and/or OTC option contracts primarily to manage and/
or gain exposure to equity volatility and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of
a swap (swaption), at a specified price. When an option is
purchased or written, an amount equal to the premium paid
or received is recorded as an asset or liability, respectively.
Upon exercise of an option, the acquisition cost or sales
proceeds of the underlying investment is adjusted by any
premium received or paid. Upon expiration of an option, any
premium received or paid is recorded as a realized gain or
loss. Upon closing an option other than through expiration
or exercise, the difference between the premium received
or paid and the cost to close the position is recorded as
a realized gain or loss. Option contracts outstanding at
period end, if any, are listed in the Funds' Schedules of
Investments.
See Note 9  regarding other derivative information.
e. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

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Annual Report
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds, and/or uninvested cash as included in due from custodian in the Statements of
Assets and Liabilities. The Fund may receive income from
the investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net
of fees paid to the securities lending agent and/or third-
party vendor, is reported separately in the Statements of
Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify
the Fund in the event of default by a third party borrower.
Securities on loan outstanding at period end, if any, are listed in the Funds' Schedules of Investments.
f. Mortgage Dollar Rolls
Certain or all Funds enter into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements
between the Fund and a financial institution where the Fund
sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
g. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing
Rate (SOFR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
h. Marketplace Lending
Certain or all Funds invest in loans obtained through
marketplace lending. Marketplace lending, sometimes
referred to as peer-to-peer lending, is a method of financing in which a platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional
forms of debt financing. Prospective borrowers are required
to provide certain financial information to the platform,
including, but not limited to, the intended purpose of the
loan, income, employment information, credit score, debt-
to-income ratio, credit history (including defaults and
delinquencies) and home ownership status. Based on this
and other information, the platform assigns its own credit
rating to the borrower and sets the interest rate for the
requested loan. The platform then posts the borrowing
requests online, giving investors the opportunity to purchase the loans based on factors such as the interest rates and
expected yields of the loans, the borrower background data,
and the credit rating assigned by the platform.
When the Funds invest in these loans, they usually purchase
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the
Funds, less any servicing fees assessed. The servicer is
typically responsible for taking actions against a borrower
in the event of a default on the loan. Servicing fees, along with other administration fees, are included in marketplace
lending fees in the Statements of Operations. The Funds,
as investors in a loan, would be entitled to receive payment only from the borrower and would not be able to recover
1. Organization and Significant Accounting Policies
(continued)
e. Securities Lending
(continued)

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any deficiency from the platform, except under very narrow
circumstances. The loans in which the Funds may invest are
unsecured.
i. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if
any, are recorded based on the tax regulations and rates
that exist in the foreign markets in which the Funds invest.
In some cases, the Funds may be entitled to reclaim all or
a portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statements of
Assets and Liabilities and dividend income in the Statements of Operations. In many cases, however, the Funds may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, certain or all Funds record an
estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements
of Operations and any related receivable, if any, is reflected as European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2026, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). The Funds' federal and state income and federal
excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state
departments of revenue.
j. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Certain
or all Funds may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received
by the Funds. Facility fees are recognized as income over
the expected term of the loan. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
1. Organization and Significant Accounting Policies
(continued)
h. Marketplace Lending
(continued)

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Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statements of Operations.
k. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
l. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At April 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin Biotechnology
Discovery Fund Franklin Core Plus Bond Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended April 30, 2026
Shares sold
a
................................... 452,826 $71,581,297 39,993,641 $335,013,734
Shares issued in reinvestment of distributions .......... 471,712 79,384,475 9,897,465 82,552,750
Shares redeemed ............................... (1,027,573) (153,006,692) (44,244,021) (369,699,141)
Net increase (decrease) .......................... (103,035) $(2,040,920) 5,647,085 $47,867,343
Year ended April 30, 2025
Shares sold
a
................................... 332,355 $44,053,974 22,481,003 $186,387,121
Shares issued in reinvestment of distributions .......... 458,575 55,359,208 10,959,008 90,763,522
Shares redeemed ............................... (1,051,742) (138,256,943) (49,596,623) (411,144,047)
Net increase (decrease) .......................... (260,812) $(38,843,761) (16,156,612) $(133,993,404)
Class C
1. Organization and Significant Accounting Policies
(continued)
j. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

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Franklin Biotechnology
Discovery Fund Franklin Core Plus Bond Fund
Shares Amount Shares Amount
Class C Shares:
Year ended April 30, 2026
Shares sold ................................... 26,661 $3,563,880 1,562,595 $13,103,380
Shares issued in reinvestment of distributions .......... 16,176 2,422,884 211,384 1,764,984
Shares redeemed
a
.............................. (60,742) (7,882,604) (2,356,029) (19,695,142)
Net increase (decrease) .......................... (17,905) $(1,895,840) (582,050) $(4,826,778)
Year ended April 30, 2025
Shares sold ................................... 19,046 $2,353,553 753,774 $6,257,260
Shares issued in reinvestment of distributions .......... 19,065 2,077,266 281,445 2,334,099
Shares redeemed
a
.............................. (99,243) (12,048,945) (3,024,923) (25,090,677)
Net increase (decrease) .......................... (61,132) $(7,618,126) (1,989,704) $(16,499,318)
Class R
Class R Shares:
Year ended April 30, 2026
Shares sold ................................... — $— 1,260,218 $10,482,036
Shares issued in reinvestment of distributions .......... — — 167,768 1,392,158
Shares redeemed ............................... — — (1,616,566) (13,417,089)
Net increase (decrease) .......................... — $— (188,580) $(1,542,895)
Year ended April 30, 2025
Shares sold ................................... — $— 1,024,893 $8,467,666
Shares issued in reinvestment of distributions .......... — — 195,600 1,611,622
Shares redeemed ............................... — — (1,443,030) (11,901,885)
Net increase (decrease) .......................... — $— (222,537) $(1,822,597)
Class R6
Class R6 Shares:
Year ended April 30, 2026
Shares sold ................................... 62,072 $10,713,579 22,290,109 $186,905,014
Shares issued in reinvestment of distributions .......... 7,740 1,410,180 776,337 6,488,881
Shares redeemed ............................... (53,986) (9,249,833) (4,827,510) (40,435,747)
Net increase (decrease) .......................... 15,826 $2,873,926 18,238,936 $152,958,148
Year ended April 30, 2025
Shares sold ................................... 16,934 $2,422,327 2,929,164 $24,331,763
Shares issued in reinvestment of distributions .......... 5,289 685,392 691,054 5,733,962
Shares redeemed ............................... (41,454) (5,843,407) (4,242,650) (35,280,619)
Net increase (decrease) .......................... (19,231) $(2,735,688) (622,432) $(5,214,894)
Advisor Class
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements

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Franklin Biotechnology
Discovery Fund Franklin Core Plus Bond Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended April 30, 2026
Shares sold ................................... 203,282 $34,026,257 17,131,235 $143,549,189
Shares issued in reinvestment of distributions .......... 72,286 12,903,771 1,200,545 10,031,756
Shares redeemed ............................... (288,166) (46,270,627) (9,102,941) (76,154,721)
Net increase (decrease) .......................... (12,598) $659,401 9,228,839 $77,426,224
Year ended April 30, 2025
Shares sold ................................... 220,200 $30,743,369 6,280,226 $52,139,748
Shares issued in reinvestment of distributions .......... 80,296 10,216,149 1,138,066 9,442,088
Shares redeemed ............................... (477,052) (63,499,341) (9,142,865) (75,891,430)
Net increase (decrease) .......................... (176,556) $(22,539,823) (1,724,573) $(14,309,594)
Franklin Growth Opportunities
Fund Franklin Natural Resources Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended April 30, 2026
Shares sold
a
................................... 4,683,801 $223,489,392 2,541,925 $100,691,102
Shares issued in reinvestment of distributions .......... 13,485,705 596,472,754 129,315 4,725,177
Shares redeemed ............................... (14,790,752) (697,360,722) (2,004,183) (75,520,462)
Net increase (decrease) .......................... 3,378,754 $122,601,424 667,057 $29,895,817
Year ended April 30, 2025
Shares sold
a
................................... 5,031,942 $250,874,920 925,041 $27,838,462
Shares issued in reinvestment of distributions .......... 7,302,641 359,874,058 194,399 5,414,009
Shares redeemed ............................... (12,005,894) (597,422,870) (2,024,155) (60,913,677)
Net increase (decrease) .......................... 328,689 $13,326,108 (904,715) $(27,661,206)
Class C
Class C Shares:
Year ended April 30, 2026
Shares sold ................................... 291,912 $8,795,031 86,187 $3,223,767
Shares issued in reinvestment of distributions .......... 729,395 18,942,404 4,463 159,430
Shares redeemed
a
.............................. (1,032,731) (30,638,872) (157,628) (5,749,973)
Net increase (decrease) .......................... (11,424) $(2,901,437) (66,978) $(2,366,776)
Year ended April 30, 2025
Shares sold ................................... 356,759 $12,096,577 94,231 $2,813,600
Shares issued in reinvestment of distributions .......... 387,090 12,580,477 6,634 180,856
Shares redeemed
a
.............................. (910,033) (30,860,166) (201,667) (5,896,802)
Net increase (decrease) .......................... (166,184) $(6,183,112) (100,802) $(2,902,346)
Class R
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements

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Franklin Growth Opportunities
Fund Franklin Natural Resources Fund
Shares Amount Shares Amount
Class R Shares:
Year ended April 30, 2026
Shares sold ................................... 74,393 $3,207,758 — $—
Shares issued in reinvestment of distributions .......... 126,458 4,900,231 — —
Shares redeemed ............................... (193,793) (8,231,705) — —
Net increase (decrease) .......................... 7,058 $(123,716) — $—
Year ended April 30, 2025
Shares sold ................................... 93,018 $4,125,976 — $—
Shares issued in reinvestment of distributions .......... 77,139 3,415,709 — —
Shares redeemed ............................... (234,362) (10,082,597) — —
Net increase (decrease) .......................... (64,205) $(2,540,912) — $—
Class R6
Class R6 Shares:
Year ended April 30, 2026
Shares sold ................................... 1,978,710 $110,802,413 235,117 $9,847,873
Shares issued in reinvestment of distributions .......... 1,043,128 56,881,762 5,498 219,156
Shares redeemed in-kind (Not e 11) .................. (1,529,052) (85,474,006) — —
Shares redeemed ............................... (1,136,364) (65,477,636) (75,943) (3,055,944)
Net increase (decrease) .......................... 356,422 $16,732,533 164,672 $7,011,085
Year ended April 30, 2025
Shares sold ................................... 455,037 $26,879,630 60,752 $1,999,816
Shares issued in reinvestment of distributions .......... 591,573 34,713,486 6,248 189,377
Shares redeemed ............................... (1,077,443) (63,062,464) (79,392) (2,597,461)
Net increase (decrease) .......................... (30,833) $(1,469,348) (12,392) $(408,268)
Advisor Class
Advisor Class Shares:
Year ended April 30, 2026
Shares sold ................................... 570,840 $32,104,980 831,085 $34,993,830
Shares issued in reinvestment of distributions .......... 890,650 47,044,169 31,875 1,260,631
Shares redeemed ............................... (1,331,401) (74,013,341) (316,660) (12,910,940)
Net increase (decrease) .......................... 130,089 $5,135,808 546,300 $23,343,521
Year ended April 30, 2025
Shares sold ................................... 841,794 $48,289,642 299,136 $9,817,889
Shares issued in reinvestment of distributions .......... 487,232 27,840,441 48,788 1,467,544
Shares redeemed ............................... (1,042,578) (59,233,232) (908,746) (29,350,787)
Net increase (decrease) .......................... 286,448 $16,896,851 (560,822) $(18,065,354)
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements

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Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended April 30, 2026
Shares sold
a
................................... 3,101,248 $71,345,735 4,205,625 $165,499,049
Shares issued in reinvestment of distributions .......... 2,972,039 70,229,288 5,216,816 198,030,341
Shares redeemed ............................... (8,512,645) (196,654,366) (13,485,096) (529,144,453)
Net increase (decrease) .......................... (2,439,358) $(55,079,343) (4,062,655) $(165,615,063)
Year ended April 30, 2025
Shares sold
a
................................... 4,955,470 $109,647,310 5,367,190 $203,572,054
Shares redeemed ............................... (8,615,492) (191,903,287) (13,437,841) (504,371,479)
Net increase (decrease) .......................... (3,660,022) $(82,255,977) (8,070,651) $(300,799,425)
Class C
Class C Shares:
Year ended April 30, 2026
Shares sold ................................... 181,432 $2,778,167 326,799 $5,525,953
Shares issued in reinvestment of distributions .......... 151,481 2,319,174 505,294 7,645,105
Shares redeemed
a
.............................. (632,578) (9,681,663) (1,122,915) (18,908,060)
Net increase (decrease) .......................... (299,665) $(4,584,322) (290,822) $(5,737,002)
Year ended April 30, 2025
Shares sold ................................... 223,183 $3,388,766 364,289 $6,156,727
Shares redeemed
a
.............................. (377,681) (5,679,389) (1,144,009) (19,304,846)
Net increase (decrease) .......................... (154,498) $(2,290,623) (779,720) $(13,148,119)
Class R
Class R Shares:
Year ended April 30, 2026
Shares sold ................................... 401,464 $8,291,387 157,905 $5,097,476
Shares issued in reinvestment of distributions .......... 202,968 4,258,273 99,567 3,095,521
Shares redeemed ............................... (564,298) (11,616,063) (270,081) (8,796,927)
Net increase (decrease) .......................... 40,134 $933,597 (12,609) $(603,930)
Year ended April 30, 2025
Shares sold ................................... 798,778 $16,855,590 194,991 $6,053,095
Shares redeemed ............................... (690,039) (13,741,340) (355,454) (11,128,868)
Net increase (decrease) .......................... 108,739 $3,114,250 (160,463) $(5,075,773)
Class R6
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth
Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended April 30, 2026
Shares sold ................................... 8,190,921 $222,960,058 1,934,449 $93,878,361
Shares issued in reinvestment of distributions .......... 2,551,955 72,373,453 505,819 24,036,539
Shares redeemed ............................... (17,808,329) (488,561,286) (3,145,268) (152,962,298)
Net increase (decrease) .......................... (7,065,453) $(193,227,775) (705,000) $(35,047,398)
Year ended April 30, 2025
Shares sold ................................... 8,186,126 $213,802,927 2,024,595 $92,994,472
Shares issued in reinvestment of distributions .......... — — 10,403 510,275
Shares redeemed in-kind (Not e 11) .................. (2,046,951) (51,319,956) (530,869) (23,798,846)
Shares redeemed ............................... (18,809,271) (494,657,191) (4,131,407) (192,634,949)
Net increase (decrease) .......................... (12,670,096) $(332,174,220) (2,627,278) $(122,929,048)
Advisor Class
Advisor Class Shares:
Year ended April 30, 2026
Shares sold ................................... 1,669,576 $44,082,030 1,384,638 $64,724,024
Shares issued in reinvestment of distributions .......... 818,641 22,438,962 581,876 26,655,751
Shares redeemed ............................... (4,355,250) (115,449,032) (2,487,808) (117,649,204)
Net increase (decrease) .......................... (1,867,033) $(48,928,040) (521,294) $(26,269,429)
Year ended April 30, 2025
Shares sold ................................... 2,433,680 $61,722,891 1,568,765 $70,783,754
Shares issued in reinvestment of distributions .......... — — 743 35,253
Shares redeemed ............................... (4,651,378) (117,041,367) (2,274,042) (101,783,139)
Net increase (decrease) .......................... (2,217,698) $(55,318,476) (704,534) $(30,964,132)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements

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Annual Report
a. Management Fees
Franklin Biotechnology Discovery Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Prior to May 8, 2025, Franklin Core Plus Bond Fund paid fees, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Effective May 8, 2025, Franklin Core Plus Bond Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Annualized Fee Rate Net Assets
0.775% Up to and including $100 million
0.650% Over $100 million, up to and including $200 million
0.635% Over $200 million, up to and including $250 million
0.585% Over $250 million, up to and including $700 million
0.550% Over $700 million, up to and including $1.2 billion
0.525% Over $1.2 billion, up to and including $7.5 billion
0.515% Over $7.5 billion, up to and including $10 billion
0.505% Over $10 billion, up to and including $12.5 billion
0.495% Over $12.5 billion, up to and including $15 billion
0.475% In excess of $15 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
Annualized Fee Rate Net Assets
0.350% Up to and including $5 billion
0.330% Over $5 billion, up to and including $10 billion
0.310% Over $10 billion, up to and including $20 billion
0.290% In excess of $20 billion
3. Transactions with Affiliates
(continued)

Franklin Strategic Series
Notes to Financial Statements

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Annual Report
Franklin Growth Opportunities Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Natural Resources Fund and Franklin Small-Mid Cap Growth Fund pay an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of each of the Funds as follows:
Franklin Small Cap Growth Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Annualized Fee Rate Net Assets
0.700% Up to and including $500 million
0.600% Over $500 million, up to and including $1 billion
0.550% Over $1 billion, up to and including $1.5 billion
0.500% Over $1.5 billion, up to and including $6.5 billion
0.475% Over $6.5 billion, up to and including $11.5 billion
0.450% Over $11.5 billion, up to and including $16.5 billion
0.440% Over $16.5 billion, up to and including $19 billion
0.430% Over $19 billion, up to and including $21.5 billion
0.420% In excess of $21.5 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.650% Over $500 million, up to and including $1 billion
0.600% Over $1 billion, up to and including $1.5 billion
0.550% Over $1.5 billion, up to and including $6.5 billion
0.525% Over $6.5 billion, up to and including $11.5 billion
0.500% Over $11.5 billion, up to and including $16.5 billion
0.490% Over $16.5 billion, up to and including $19 billion
0.480% Over $19 billion, up to and including $21.5 billion
0.470% In excess of $21.5 billion
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
For the year ended April 30, 2026, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
For Franklin Biotechnology Discovery Fund, Franklin Growth Opportunities Fund, Franklin Natural Resources Fund and
Franklin Small Cap Growth Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
Franklin
Biotechnology
Discovery Fund
Franklin Core
Plus Bond Fund
Franklin Growth
Opportunities
Fund
Gross effective investment management fee rate ................... 0.609% 0.352% 0.539%
Franklin Natural
Resources
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Gross effective investment management fee rate ................... 0.515% 0.621% 0.457%
Franklin
Biotechnology
Discovery Fund
Franklin Core
Plus Bond Fund
Franklin Growth
Opportunities
Fund
Class A ................................................ 0.35% 0.25% 0.35%
Class C ................................................ 1.00% 0.65% 1.00%
Class R ................................................ —% 0.50% 0.50%
Franklin Natural
Resources
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Class A ................................................ 0.35% 0.35% 0.25%
Class C ................................................ 1.00% 1.00% 1.00%
Class R ................................................ —% 0.50% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

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Notes to Financial Statements

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Annual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended April 30, 2026, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The
Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements
Franklin
Biotechnology
Discovery Fund
Franklin Core
Plus Bond Fund
Franklin Growth
Opportunities
Fund
Sales charges retained net of commissions paid to unaffiliated brokers/
dealers .................................................. $52,630 $52,907 $217,954
CDSC retained ............................................ $8,887 $27,743 $26,969
Franklin Natural
Resources
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Sales charges retained net of commissions paid to unaffiliated brokers/
dealers .................................................. $55,347 $79,280 $157,806
CDSC retained ............................................ $7,772 $7,144 $11,820
Franklin
Biotechnology
Discovery Fund
Franklin Core
Plus Bond Fund
Franklin Growth
Opportunities
Fund
Transfer agent fees ......................................... $359,690 $1,300,999 $1,248,145
Franklin Natural
Resources
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Transfer agent fees ......................................... $207,535 $1,133,086 $1,274,363
3. Transactions with Affiliates
(continued)

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Notes to Financial Statements

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Annual Report
of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the year ended April 30, 2026, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $17,698,635 $263,259,822 $(254,972,920) $— $— $25,985,537 25,985,537 $728,255
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $6,416,814 $478,451,846 $(453,241,897) $— $— $31,626,763 31,626,763 $1,177,751
Total Affiliated Securities ... $24,115,449 $741,711,668 $(708,214,817) $— $— $57,612,300 $1,906,006
Franklin Core Plus Bond Fund
Non-Controlled Affiliates
Dividends
Franklin BSP Real Estate Debt
BDC .................. $24,292,230 $— $(23,568,878) $338,565 $(1,061,917) $— — $663,723
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ 20,674,651 790,237,907 (575,917,125) — — 234,995,433 234,995,433 3,592,300
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $— $10,224,000 $(10,224,000) $— $— $— — $4,804
Total Affiliated Securities ... $44,966,881 $800,461,907 $(609,710,003) $338,565 $(1,061,917) $234,995,433 $4,260,827
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $40,512,033 $1,007,079,188 $(1,000,035,717) $— $— $47,555,504 47,555,504 $1,104,970
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

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Notes to Financial Statements

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Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Growth Opportunities Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $9,816,000 $391,493,861 $(381,359,111) $— $— $19,950,750 19,950,750 $759,446
Total Affiliated Securities ... $50,328,033 $1,398,573,049 $(1,381,394,828) $— $— $67,506,254 $1,864,416
Franklin Natural Resources Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $12,963,979 $98,547,424 $(103,924,724) $— $— $7,586,679 7,586,679 $372,469
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $8,457,500 $343,725,970 $(339,314,855) $— $— $12,868,615 12,868,615 $459,264
Total Affiliated Securities ... $21,421,479 $442,273,394 $(443,239,579) $— $— $20,455,294 $831,733
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $27,922,674 $729,777,542 $(746,272,666) $— $— $11,427,550 11,427,550 $1,668,928
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $19,765,870 $908,752,513 $(876,599,558) $— $— $51,918,825 51,918,825 $1,928,892
Total Affiliated Securities ... $47,688,544 $1,638,530,055 $(1,622,872,224) $— $— $63,346,375 $3,597,820
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

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Notes to Financial Statements

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Annual Report
g. Waiver and Expense Reimbursements
Effective May 8, 2025, Advisers has contractually agreed in advance to waive or limit its respective fees and to assume as their own expense certain expenses otherwise payable by Franklin Core Plus Bond Fund so that the operating expenses
(excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for each Class do not exceed 0.47%, and for Class R6 do not exceed 0.37%, based on the average net assets of each Class until August 31, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Prior to May 8, 2025, the expenses (excluding certain fees and expenses as previously disclosed) for each Class of Franklin
Core Plus Bond were limited to 0.58% and for Class R6 were limited to 0.48% based on average net assets of each Class.
 Effective September 1, 2025, operating expenses include acquired fund fees and expenses.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until August 31, 2026.
h. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases, sales and the related net realized gains (losses), if any, (excluding in-kind transactions) for the year ended April 30, 2026, were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $67,276,399 $596,622,727 $(588,939,521) $— $— $74,959,605 74,959,605 $2,630,648
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $8,437,275 $394,069,592 $(402,506,867) $— $— $— — $373,347
Total Affiliated Securities ... $75,713,674 $990,692,319 $(991,446,388) $— $— $74,959,605 $3,003,995
Franklin Small
Cap Growth
Fund
Purchases .............................. $2,011,609
Sales .................................. —
Net Realized Gains (Losses) ................. —
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

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4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2026, the capital loss carryforwards were as follows:
During the year ended April 30, 2026, the utilized capital loss carryforwards were as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At April 30, 2026, the deferred losses were as follows:
The tax character of distributions paid during the years ended April 30, 2026 and 2025, was as follows:
Franklin Core
Plus Bond Fund
Franklin Natural
Resources
Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................................................... $ 156,787,169 $ —
Long term ............................................................... 892,305,908 130,116,851
Total capital loss carryforwards .............................................. $1,049,093,077 $130,116,851
Franklin Core
Plus Bond Fund
Franklin Natural
Resources
Fund
Capital loss utilized carryforwards ............................................... $9,879,476 $24,920,135
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap
Growth Fund
Late-year ordinary loss ...........................................
$8,322,509 $6,079,144 $2,892,994
Franklin Biotechnology Discovery
Fund Franklin Core Plus Bond Fund
2026 2025 2026 2025
Distributions paid from:
Ordinary income ........................ $23,180,444 $23,129,664 $111,500,570 $119,623,480
Long term capital gain .................... 77,442,568 48,180,837 — —
$100,623,012 $71,310,501 $111,500,570 $119,623,480
Franklin Growth Opportunities Fund Franklin Natural Resources Fund
2026 2025 2026 2025
Distributions paid from:
Ordinary income ........................ $— $15,984,820 $6,461,794 $7,347,186
Long term capital gain .................... 741,721,494 432,641,293 — —
$741,721,494 $448,626,113 $6,461,794 $7,347,186

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At April 30, 2026, the cost of investments, net unrealized appreciation (depreciation) , undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, passive foreign investment company shares, paydown losses, payments-in-kind, bond discounts and premiums, derivative financial instruments, corporate actions, net operating losses and in-kind transactions.
The Funds except for Franklin Core Plus Bond Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
Franklin Small Cap Growth Fund Franklin Small-Mid Cap Growth Fund
2026 2025 2026 2025
Distributions paid from:
Ordinary income ........................ $— $— $— $619,958
Long term capital gain .................... 186,170,133 — 268,116,040 459
$186,170,133 $— $268,116,040 $620,417
Franklin
Biotechnology
Discovery Fund
Franklin Core
Plus Bond Fund
Franklin Growth
Opportunities
Fund
a a a a
Cost of investments ........................................ $560,575,683 $3,434,784,833 $2,126,355,381
Unrealized appreciation ...................................... $545,633,836 $33,072,041 $2,374,512,544
Unrealized depreciation ...................................... (34,186,434) (138,047,837) (88,751,688)
Net unrealized appreciation (depreciation) ........................ $511,447,402 $(104,975,796) $2,285,760,856
Distributable earnings:
Undistributed ordinary income ................................. $22,915,030 $440,424 $—
Undistributed long term capital gains ............................ 47,067,252 — 227,641,315
Total distributable earnings ................................... $69,982,282 $440,424 $227,641,315
Franklin Natural
Resources
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
a a a a
Cost of investments ........................................ $310,295,982 $1,811,356,098 $2,389,603,262
Unrealized appreciation ...................................... $254,773,699 $907,419,139 $1,238,300,507
Unrealized depreciation ...................................... (12,463,230) (223,973,595) (131,014,797)
Net unrealized appreciation (depreciation) ........................ $242,310,469 $683,445,544 $1,107,285,710
Distributable earnings:
Undistributed ordinary income ................................. $10,953,923 $67,778,784 $—
Undistributed long term capital gains ............................ — 207,031,075 67,523,676
Total distributable earnings ................................... $10,953,923 $274,809,859 $67,523,676
4. Income Taxes
(continued)

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5. Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions) for the year ended April 30,
2026, were as follows:
At April 30, 2026, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
6. Credit Risk and Defaulted Securities
At April 30, 2026, Franklin Core Plus Bond Fund had 9.2% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Franklin Core Plus Bond Fund held a defaulted securities and/or other securities for which the income has been deemed uncollectible. At April 30, 2026, the value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
Franklin
Biotechnology
Discovery Fund
Franklin Core
Plus Bond Fund
Franklin Growth
Opportunities
Fund
Purchases ............................................... $327,287,523 $10,863,346,451 $1,745,001,151
Sales ................................................... $432,213,700 $10,647,482,976 $2,281,579,353
a
Franklin Natural
Resources
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Purchases ............................................... $166,483,610 $1,152,570,981 $1,201,163,393
Sales ................................................... $103,189,120 $1,586,946,987 $1,706,729,543
a
Sales of investments excludes in-kind transactions of $79,782,475.
Franklin
Biotechnology
Discovery Fund
Franklin Core
Plus Bond Fund
Franklin Growth
Opportunities
Fund
Securities lending transactions
a
:
Equity investments
b
......................................... $31,626,763 $— $19,950,750
Franklin Natural
Resources
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Securities lending transactions
a
:
Equity investments
b
......................................... $12,868,615 $53,117,575 $—
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.

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7. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At April 30, 2026, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Biotechnology Discovery Fund
706,649
a
Achieve Life Sciences, Inc. ..................... 4/17/26 $ 2,568,669 $ 2,976,339
706,649
a
Achieve Life Sciences, Inc., 4/10/28 .............. 4/17/26 71 621,851
223,305
b
Acumen Pharmaceuticals, Inc. .................. 3/16/26 736,906 533,699
2,735,200 Candid Therapeutics, Inc. ...................... 3/02/26 2,735,200 3,046,668
1,519,609 Candid, Inc., B .............................. 8/19/24 1,823,531 2,372,462
69,673
c
IN8bio, Inc., C, 10/04/27 ....................... 10/10/24 — 5,665
859,370 Lycia LLC, C ............................... 4/26/24 1,754,576 3,017,589
1,389,029 Ray Therapeutics, Inc., B. ..................... 4/17/26 3,671,204 3,399,269
132
d
Sensei Biotherapeutics, Inc., B .................. 2/20/26 1,827,374 3,363,564
Total Restricted Securities (Value is 1.9% of Net Assets) ............... $15,117,531 $19,337,106
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Opportunities Fund
117,526 Anduril Industries, Inc., B ...................... 7/22/25 $ 4,804,792 $ 8,103,418
55 Anduril Industries, Inc., C ...................... 7/22/25 2,249 3,792
180,222 Anduril Industries, Inc., G ...................... 5/08/25 7,367,980 12,426,307
49,656 Anthropic PBC, F-1 .......................... 8/29/25 6,999,887 12,867,677
38,589 Anthropic PBC, G-1 .......................... 2/12/26 9,999,815 9,999,815
3,094 Canva Australia Holdings Pty. Ltd., A ............. 3/18/24 3,300,249 5,093,157
11,829 Canva Australia Holdings Pty. Ltd., B ............. 12/22/21 20,158,531 19,472,190
4,619 Celonis SE ................................. 6/16/21 1,708,060 416,631
25,571 Celonis SE, D .............................. 6/16/21 - 10/04/22 9,427,681 2,306,491
6,309,366 ClearMotion, Inc. ............................ 11/06/17 - 12/21/18 15,500,000 650,899
417,667 ClearMotion, Inc., A-3 ......................... 3/23/23 — 60,170
2,606,463 ClearMotion, Inc., A-4 ......................... 12/21/21 251,500 341,496
338,280 Databricks, Inc., G ........................... 2/01/21 20,000,005 64,623,462
750,387 Flock Group, Inc., B .......................... 3/26/25 11,082,616 11,729,975
80,684 Flock Group, Inc., C .......................... 3/26/25 1,191,638 1,261,244
21,303 Flock Group, Inc., F-1 ........................ 3/26/25 314,628 333,006
517,056 OneTrust LLC, C ............................ 4/01/21 10,139,623 4,805,902
8,668 OpenAI Foundation .......................... 10/03/25 3,727,240 5,960,897
56,433 Plaid, Inc., A ................................ 3/31/25 11,511,011 13,666,978
142,857 Space Exploration Technologies Corp., A .......... 5/25/22 9,999,990 75,227,068

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Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Opportunities Fund (continued)
260,482 Stripe, Inc., B ............................... 4/30/25 $ 9,377,352 $ 16,635,683
Total Restricted Securities (Value is 6.1% of Net Assets) ............... $156,864,847 $265,986,258
Shares Issuer
Acquisition
Date Cost Value
Franklin Natural Resources Fund
39,802 Redwood Materials, Inc., E ..................... 10/20/25 $ 1,899,983 $ 1,899,983
Total Restricted Securities (Value is 0.4% of Net Assets) ............... $1,899,983 $1,899,983
Shares Issuer
Acquisition
Date Cost Value
Franklin Small Cap Growth Fund
3,436,485 1661, Inc., F ................................ 5/28/21 $ 19,999,999 $ 3,786,378
311,952 Astranis Space Technologies Corp., E ............ 2/10/26 5,999,994 5,999,994
382,306 Benchling, Inc., F ............................ 10/20/21 12,499,992 1,803,489
1,388,889 Checkr, Inc., E .............................. 8/24/21 25,000,002 21,170,063
410,500 Chinook Therapeutics, Inc., CVR, 6/30/30 ......... 8/14/23 — —
3,698,772 ClearMotion, Inc. ............................ 12/21/18 10,000,000 381,580
1,037,942 ClearMotion, Inc., A-3 ......................... 3/23/23 — 149,527
6,477,294 ClearMotion, Inc., A-4 ......................... 12/21/21 625,000 848,649
987,540 Flock Group, Inc., G .......................... 3/08/24 9,999,899 15,437,126
709,046 Newsela, Inc., D ............................. 1/21/21 15,000,010 12,707,441
625,361 OneTrust LLC, A ............................ 3/10/23 6,878,971 5,812,569
56,457 OneTrust LLC, A-1 ........................... 3/10/23 621,027 524,753
1,542,673 Smule, Inc., 144A, G ......................... 5/31/16 11,099,995 177,103
352,675 Smule, Inc., 144A, H ......................... 4/27/17 2,999,995 47,866
162,712 Smule, Inc., J ............................... 8/05/22 - 11/28/22 764,393 1,603,972
361,111 Tula eTechnology, Inc. ........................ 11/01/18 — —
3,611,111 Tula eTechnology, Inc., E ...................... 9/08/17 6,500,000 3,872,916
Total Restricted Securities (Value is 3.1% of Net Assets) ............... $127,989,277 $74,323,426
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth Fund
414,483 Anduril Industries, Inc., F ...................... 7/17/24 $ 9,009,451 $ 28,578,603
347,106 Benchling, Inc., F ............................ 10/20/21 11,349,082 1,637,436
227,829 Databricks, Inc., G ........................... 2/01/21 13,469,851 43,523,409
423,782 Newsela, Inc., D ............................. 1/21/21 8,965,193 7,594,972
767,526 OneTrust LLC, C ............................ 4/01/21 15,051,415 7,133,956
2,970,061 Phononic Devices, Inc., F-S .................... 6/06/19 7,499,998 6,046,293
513,050 Phononic Devices, Inc., G-2-S .................. 1/17/20 - 11/03/20 47 1,824,398
7. Restricted Securities
(continued)

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Notes to Financial Statements

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8. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of
Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments.
At April 30, 2026, unfunded commitments were as follows:
Principal
Amount*/
Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth Fund (continued)
66,235 Phononic, Inc., 5.31%, 11/30/27 ................. 2/11/25 $ 66,235 $ 79,754
117,763 Phononic, Inc., H-S .......................... 10/17/22 460,645 584,839
23,970 Phononic, Inc., H-S, 12/31/29 ................... 5/15/24 - 2/11/25 2 32,191
66,235 Phononic, Inc., H-S, 5.31%, 11/30/27 ............. 10/01/24 66,235 81,015
66,235 Phononic, Inc., H-S, 5.31%, 11/30/27 . ............ 5/15/24 66,235 82,304
47,104 Phononic, Inc., H-S-X, 12/31/29 ................. 10/17/22 44,029 63,259
30,940 Plaid, Inc., A ................................ 3/31/25 6,311,036 7,493,068
Total Restricted Securities (Value is 3.0% of Net Assets) ............... $72,359,454 $104,755,497
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $8,152,586 as of April 30, 2026.
b
The Fund also invests in unrestricted securities of the issuer, valued at $1,975,096 as of April 30, 2026.
c
The Fund also invests in unrestricted securities of the issuer, valued at $488,162 as of April 30, 2026.
d
The Fund also invests in unrestricted securities of the issuer, valued at $1,298,284 as of April 30, 2026.
Borrower Unfunded Commitment
Franklin Core Plus Bond Fund
First Eagle Holdings, Inc. $ 82,642
7. Restricted Securities
(continued)

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Notes to Financial Statements

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9. Other Derivative Information
At April 30, 2026, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
For the year ended April 30, 2026 , the effect of derivative contracts in the Statements of Operations was as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Core Plus Bond Fund
Interest rate contracts .......
Investments in securities, at value $ 1,593,943
a
Options written, at value $ 1,611,285
Variation margin on futures
contracts
650,496
b
Variation margin on futures
contracts
4,429,112
b
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
28,768 Unrealized depreciation on OTC
forward exchange contracts
54,638
Credit contracts ............
Variation margin on centrally
cleared swap contracts
1,083,799
b
Variation margin on centrally
cleared swap contracts
692,788
b
OTC swap contracts (upfront
payments)
—
OTC swap contracts (upfront
receipts)
1,291,228
Unrealized appreciation on OTC
swap contracts
—
Unrealized depreciation on OTC
swap contracts
123,303
Total .................... $3,357,006 $8,202,354
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
b
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Core Plus Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Investments $(1,631,260)
a
Investments $111,909
a
Written options — Written options (106,771)
Futures contracts (2,182,585) Futures contracts (2,216,598)
Swap contracts 357,057 Swap contracts —
Foreign exchange contracts .....
Investments (1,389,903)
a
Investments —
Written options 548,510 Written options —
Forward exchange contracts (339,383) Forward exchange contracts 144,902

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For the year ended April 30, 2026, the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
See Note 1(d) regarding derivative financial instruments.
10. Upcoming Reorganization
On May 19, 2026, the Board for Franklin Total Return Fund approved a proposal to reorganize Franklin Total Return Fund with and into Franklin Core Plus Bond. Upon completion of the reorganization on or about October 2, 2026, assets in Franklin Total
Return Fund will be transferred into Franklin Core Plus Bond Fund.
11. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended April 30, 2026, the Funds did not use the Global Credit Facility.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Credit contracts ...............
Investments (2,325,086)
a
Investments —
Written options 1,223,062 Written options —
Swap contracts (2,539,864) Swap contracts (252,763)
Total ....................... $(8,279,452) $(2,319,321)
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statements of Operations.
Franklin Core
Plus Bond Fund
Futures contracts ............................................................................ $322,252,528
Swap contracts .............................................................................. 100,565,574
Forward exchange contracts .................................................................... 10,416,184
Options .................................................................................... 184,083,762
9. Other Derivative Information
(continued)

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Notes to Financial Statements

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12. Redemption In-Kind
During the period ended April 30, 2026, Franklin Growth Opportunities Fund realized $65,126,047 of net gains resulting from non-pro rata redemptions in-kind in which shareholders redeemed fund shares for cash and selected portfolio securities held by the Fund, whereby portfolio securities selected by the investment manager were distributed to the redeeming shareholders of the Fund. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gain to paid-in capital.
During the year ended April 30, 2025, Franklin Small Cap Growth Fund realized $11,579,715 of net gains resulting from redemptions in-kind in which shareholders redeemed fund shares for cash and securities held by the Fund. Because such gains are not taxable to the Fund, and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
During the year ended April 30, 2025, Franklin Small-Mid Cap Growth Fund realized $5,735,544 of net gains resulting from a redemption in-kind in which a shareholder redeemed fund shares for cash and securities held by the Fund. Because such gains are not taxable to the Fund, and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
13. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2026, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
a
Common Stocks :
Biotechnology ......................... $ 785,500,471 $ 533,699 $ 2,976,339 $ 789,010,509
Capital Markets ........................ 1,542,374 — — 1,542,374
Health Care Providers & Services .......... 21,681,614 — — 21,681,614
Life Sciences Tools & Services ............ 4,108,998 1,866,598 — 5,975,596
Pharmaceuticals ....................... 172,179,993 — — 172,179,993
Convertible Preferred Stocks ................ — — 9,135,295 9,135,295
Preferred Stocks :
Life Sciences Tools & Services ............ — 2,350,384 — 2,350,384
Real Estate Management & Development .... — — 3,017,588 3,017,588
Warrants ............................... — — 8,983,143 8,983,143
Escrows and Litigation Trusts ............... — — 534,289
b
534,289
Short Term Investments ................... 57,612,300 — — 57,612,300
Total Investments in Securities ........... $1,042,625,750 $4,750,681
c
$24,646,654 $1,072,023,085

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Biotechnology Discovery Fund (continued)
Assets: (continued)
Other Financial Instruments:
Unfunded Commitments .................. $— $— $311,468 $311,468
Total Other Financial Instruments ......... $— $— $311,468 $311,468
Franklin Core Plus Bond Fund
Assets:
Investments in Securities:
a
Common Stocks :
Machinery ............................ $ — $ — $ 738,049 $ 738,049
Oil, Gas & Consumable Fuels ............. 33,843 267,821 — 301,664
Corporate Bonds :
Aerospace & Defense ................... — 29,538,970 — 29,538,970
Air Freight & Logistics ................... — 909,258 — 909,258
Automobile Components ................. — 2,839,614 — 2,839,614
Automobiles .......................... — 7,276,043 — 7,276,043
Banks ............................... — 131,711,208 — 131,711,208
Beverages ........................... — 1,327,410 — 1,327,410
Biotechnology ......................... — 14,900,544 — 14,900,544
Broadline Retail ....................... — 7,456,305 —
b
7,456,305
Building Products ...................... — 8,717,304 — 8,717,304
Capital Markets ........................ — 71,767,334 — 71,767,334
Chemicals ........................... — 7,155,888 — 7,155,888
Commercial Services & Supplies ........... — 13,522,831 — 13,522,831
Communications Equipment .............. — 7,399,781 — 7,399,781
Construction & Engineering ............... — 1,954,328 — 1,954,328
Consumer Finance ..................... — 44,363,310 — 44,363,310
Consumer Staples Distribution & Retail ...... — 2,251,194 — 2,251,194
Containers & Packaging ................. — 6,370,996 — 6,370,996
Diversified Consumer Services ............ — 1,688,571 — 1,688,571
Diversified REITs ...................... — 7,952,367 — 7,952,367
Diversified Telecommunication Services ..... — 38,231,189 — 38,231,189
Electric Utilities ........................ — 72,654,075 — 72,654,075
Electrical Equipment .................... — 4,776,694 — 4,776,694
Electronic Equipment, Instruments &
Components ........................ — 16,604,145 — 16,604,145
Energy Equipment & Services ............. — 7,053,761 — 7,053,761
Entertainment ......................... — 5,157,184 — 5,157,184
Financial Services ...................... — 9,783,302 — 9,783,302
Food Products ........................ — 19,363,283 — 19,363,283
Gas Utilities .......................... — 1,894,327 — 1,894,327
Ground Transportation .................. — 14,992,828 — 14,992,828
Health Care Equipment & Supplies ......... — 10,760,172 — 10,760,172
Health Care Providers & Services .......... — 44,811,799 — 44,811,799
Health Care REITs ..................... — 7,303,357 — 7,303,357
Health Care Technology ................. — 3,058,938 — 3,058,938
Hotel & Resort REITs ................... — 2,566,842 — 2,566,842
Hotels, Restaurants & Leisure ............. — 19,466,434 — 19,466,434
Household Durables .................... — 7,657,770 — 7,657,770
Independent Power and Renewable Electricity
Producers .......................... — 15,568,780 — 15,568,780
Insurance ............................ — 52,499,113 — 52,499,113
Interactive Media & Services .............. — 3,071,592 — 3,071,592
IT Services ........................... — 5,463,203 — 5,463,203
Leisure Products ....................... — 1,133,408 — 1,133,408
Life Sciences Tools & Services ............ — 1,366,649 — 1,366,649
Machinery ............................ — 4,976,362 — 4,976,362
13. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Core Plus Bond Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Corporate Bonds: (continued)
Media ............................... $ — $ 30,449,453 $ — $ 30,449,453
Metals & Mining ....................... — 9,410,205 — 9,410,205
Multi-Utilities .......................... — 18,553,820 — 18,553,820
Oil, Gas & Consumable Fuels ............. — 115,972,296 — 115,972,296
Paper & Forest Products ................. — 2,051,461 — 2,051,461
Personal Care Products ................. — 9,791,314 — 9,791,314
Pharmaceuticals ....................... — 31,699,820 — 31,699,820
Residential REITs ...................... — 2,644,537 — 2,644,537
Semiconductors & Semiconductor Equipment . — 18,622,973 — 18,622,973
Software ............................. — 20,459,087 — 20,459,087
Specialized REITs ...................... — 5,696,673 — 5,696,673
Specialty Retail ........................ — 1,892,026 — 1,892,026
Technology Hardware, Storage & Peripherals . — 14,051,566 — 14,051,566
Textiles, Apparel & Luxury Goods .......... — 1,829,278 — 1,829,278
Tobacco ............................. — 13,843,198 — 13,843,198
Trading Companies & Distributors .......... — 3,634,592 — 3,634,592
Transportation Infrastructure .............. — 149,940 — 149,940
Wireless Telecommunication Services ....... — 21,236,652 30,370 21,267,022
Senior Floating Rate Interests ............... — 82,495,991 —
b
82,495,991
Marketplace Loans ....................... — — 2,232,026
b
2,232,026
Foreign Government and Agency Securities .... — 72,813,357 — 72,813,357
U.S. Government and Agency Securities ....... — 400,634,101 — 400,634,101
Asset-Backed Securities ................... — 251,776,335 — 251,776,335
Commercial Mortgage-Backed Securities ...... — 171,598,242 — 171,598,242
Mortgage-Backed Securities ................ — 841,950,219 — 841,950,219
Residential Mortgage-Backed Securities ....... — 82,603,731 — 82,603,731
Agency Commercial Mortgage-Backed Securities — 124,772,681 — 124,772,681
Municipal Bonds ......................... — 25,908,343 — 25,908,343
Escrows and Litigation Trusts ............... — 30,300 9,813
b
40,113
Options Purchased ....................... — 1,593,943 — 1,593,943
Short Term Investments ................... 234,995,433 — — 234,995,433
Total Investments in Securities ........... $235,029,276 $3,117,752,418 $3,010,258 $3,355,791,952
Other Financial Instruments:
Forward Exchange Contracts ............... $— $28,768 $— $28,768
Futures Contracts ....................... 650,496 — — 650,496
Swap Contracts ......................... — 1,083,799 — 1,083,799
Total Other Financial Instruments ......... $650,496 $1,112,567 $— $1,763,063
– – – –
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 21,469,454 $ — $ 21,469,454
Options Written .......................... — 1,611,285 — 1,611,285
Forward Exchange Contracts ............... — 54,638 — 54,638
Futures Contracts ........................ 4,429,112 — — 4,429,112
Swap Contracts ......................... — 816,091 — 816,091
Unfunded Loan Commitments ............... — 92 — 92
Total Other Financial Instruments ......... $4,429,112 $23,951,560 $— $28,380,672
13. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 173,242,643 $ — $ 83,334,278 $ 256,576,921
Automobiles .......................... 85,179,816 — — 85,179,816
Beverages ........................... 25,723,803 — — 25,723,803
Biotechnology ......................... 71,019,242 — — 71,019,242
Broadline Retail ....................... 231,609,958 — — 231,609,958
Building Products ...................... 54,502,014 — — 54,502,014
Capital Markets ........................ 31,307,298 — — 31,307,298
Chemicals ........................... 40,510,654 — — 40,510,654
Commercial Services & Supplies ........... 43,926,367 — 2,723,122
b
46,649,489
Communications Equipment .............. 73,565,569 — — 73,565,569
Construction & Engineering ............... 23,582,804 — — 23,582,804
Construction Materials .................. 33,164,818 — — 33,164,818
Consumer Staples Distribution & Retail ...... 95,083,292 — — 95,083,292
Electric Utilities ........................ 29,706,717 — — 29,706,717
Electrical Equipment .................... 99,881,618 — — 99,881,618
Electronic Equipment, Instruments &
Components ........................ 146,223,484 — — 146,223,484
Entertainment ......................... 93,166,155 — — 93,166,155
Financial Services ...................... 63,662,128 — — 63,662,128
Ground Transportation .................. 36,276,034 — — 36,276,034
Health Care Equipment & Supplies ......... 40,392,590 — — 40,392,590
Health Care Providers & Services .......... 70,048,506 — — 70,048,506
Hotels, Restaurants & Leisure ............. 30,900,559 — — 30,900,559
Interactive Media & Services .............. 490,272,653 — — 490,272,653
IT Services ........................... 52,256,184 — 24,565,347 76,821,531
Life Sciences Tools & Services ............ 20,847,485 — — 20,847,485
Machinery ............................ 43,059,218 — — 43,059,218
Pharmaceuticals ....................... 139,753,249 — — 139,753,249
Semiconductors & Semiconductor Equipment . 1,085,414,760 — — 1,085,414,760
Software ............................. 248,708,703 — 36,914,457 285,623,160
Specialty Retail ........................ 43,866,264 — — 43,866,264
Technology Hardware, Storage & Peripherals . 343,071,707 — — 343,071,707
Trading Companies & Distributors .......... 18,697,433 — — 18,697,433
Convertible Preferred Stocks ................ — — 105,179,711 105,179,711
Preferred Stocks ......................... — — 13,269,343 13,269,343
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 67,506,254 — — 67,506,254
Total Investments in Securities ........... $4,146,129,979 $— $265,986,258 $4,412,116,237
Level 1 Level 2 Level 3 Total
Franklin Natural Resources Fund
Assets:
Investments in Securities:
a
Common Stocks :
Agricultural Products & Services ........... $ 4,409,329 $ — $ — $ 4,409,329
Coal & Consumable Fuels ................ 4,441,744 — — 4,441,744
Construction & Engineering ............... 2,785,272 — — 2,785,272
Construction Materials .................. 10,586,097 — — 10,586,097
Copper .............................. 19,726,940 4,296,899 — 24,023,839
Diversified Metals & Mining ............... 35,819,407 14,948,688 — 50,768,095
Electrical Components & Equipment ........ 3,383,040 1,751,734 — 5,134,774
Electronic Equipment & Instruments ........ 2,865,567 — — 2,865,567
13. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Natural Resources Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Fertilizers & Agricultural Chemicals ......... $ 20,542,352 $ — $ — $ 20,542,352
Gold ................................ 57,759,260 — — 57,759,260
Heavy Electrical Equipment .............. 5,816,818 — — 5,816,818
Industrial Gases ....................... 21,959,015 — — 21,959,015
Industrial Machinery & Supplies & Components 2,575,888 — — 2,575,888
Integrated Oil & Gas .................... 83,029,854 — — 83,029,854
Metal, Glass & Plastic Containers .......... 5,091,927 — — 5,091,927
Oil & Gas Drilling ...................... 4,175,142 — — 4,175,142
Oil & Gas Equipment & Services ........... 38,907,620 2,748,523 — 41,656,143
Oil & Gas Exploration & Production ......... 88,082,893 7,275,081 — 95,357,974
Oil & Gas Refining & Marketing ............ 22,854,925 — — 22,854,925
Oil & Gas Storage & Transportation ......... 45,494,540 — — 45,494,540
Paper & Plastic Packaging Products & Materials 3,564,615 — — 3,564,615
Precious Metals & Minerals ............... — 458,862 — 458,862
Specialty Chemicals .................... 3,124,408 — — 3,124,408
Steel ................................ 7,183,640 — — 7,183,640
Convertible Preferred Stocks :
Environmental & Facilities Services ......... — — 1,899,983 1,899,983
Specialty Chemicals .................... 2,400,552 — — 2,400,552
Warrants .............................. 690,045 — — 690,045
Convertible Bonds ....................... — 1,500,497 — 1,500,497
Short Term Investments ................... 20,455,294 — — 20,455,294
Total Investments in Securities ........... $517,726,184 $32,980,284
d
$1,899,983 $552,606,451
Level 1 Level 2 Level 3 Total
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 150,992,893 $ — $ — $ 150,992,893
Banks ............................... 51,474,885 — — 51,474,885
Biotechnology ......................... 273,465,412 — — 273,465,412
Building Products ...................... 80,919,002 — — 80,919,002
Capital Markets ........................ 89,824,809 — — 89,824,809
Commercial Services & Supplies ........... — — —
b
—
Communications Equipment .............. 43,785,980 — — 43,785,980
Construction & Engineering ............... 153,988,145 — — 153,988,145
Construction Materials .................. 7,678,338 — — 7,678,338
Consumer Staples Distribution & Retail ...... 35,475,340 — — 35,475,340
Diversified Consumer Services ............ 1,777,697 — — 1,777,697
Electrical Equipment .................... 31,451,524 — — 31,451,524
Electronic Equipment, Instruments &
Components ........................ 112,509,711 — — 112,509,711
Energy Equipment & Services ............. 62,513,939 — — 62,513,939
Financial Services ...................... 45,778,002 — — 45,778,002
Food Products ........................ 19,211,655 — — 19,211,655
Health Care Equipment & Supplies ......... 75,818,281 — — 75,818,281
Health Care Providers & Services .......... 133,615,523 — — 133,615,523
Health Care REITs ..................... 590,794 — — 590,794
Hotel & Resort REITs ................... 16,053,080 — — 16,053,080
Hotels, Restaurants & Leisure ............. 83,438,253 — — 83,438,253
Household Durables .................... 25,715,499 — — 25,715,499
13. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Small Cap Growth Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
IT Services ........................... $ 13,872,516 $ — $ — $ 13,872,516
Life Sciences Tools & Services ............ 44,334,220 — — 44,334,220
Machinery ............................ 72,265,228 — — 72,265,228
Media ............................... 39,676,063 — — 39,676,063
Oil, Gas & Consumable Fuels ............. 57,925,954 — — 57,925,954
Passenger Airlines ..................... 38,233,858 — — 38,233,858
Personal Care Products ................. 15,489,044 — — 15,489,044
Pharmaceuticals ....................... 85,568,826 — — 85,568,826
Professional Services ................... 46,035,034 — — 46,035,034
Semiconductors & Semiconductor Equipment . 206,275,723 — — 206,275,723
Software ............................. 162,349,454 — 381,580 162,731,034
Specialty Retail ........................ 37,694,709 — — 37,694,709
Textiles, Apparel & Luxury Goods .......... 15,418,305 — — 15,418,305
Trading Companies & Distributors .......... 25,914,145 — — 25,914,145
Convertible Preferred Stocks ................ — — 68,845,785 68,845,785
Preferred Stocks ......................... — — 5,096,061
b
5,096,061
Rights ................................. — — —
b
—
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 63,346,375 — — 63,346,375
Total Investments in Securities ........... $2,420,478,216 $— $74,323,426 $2,494,801,642
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... 264,973,242 — — 264,973,242
Banks ............................... 43,227,216 — — 43,227,216
Biotechnology ......................... 190,626,344 — — 190,626,344
Building Products ...................... 55,712,882 — — 55,712,882
Capital Markets ........................ 250,197,230 — — 250,197,230
Construction & Engineering ............... 113,482,697 — — 113,482,697
Consumer Staples Distribution & Retail ...... 62,009,791 — — 62,009,791
Electrical Equipment .................... 239,145,742 — — 239,145,742
Entertainment ......................... 73,990,874 — — 73,990,874
Financial Services ...................... 26,770,808 — — 26,770,808
Ground Transportation .................. 51,936,586 — — 51,936,586
Health Care Equipment & Supplies ......... 103,917,218 — — 103,917,218
Health Care Providers & Services .......... 71,207,600 — — 71,207,600
Health Care Technology ................. 26,005,502 — — 26,005,502
Hotels, Restaurants & Leisure ............. 410,440,073 — — 410,440,073
Household Durables .................... 29,791,959 — — 29,791,959
Independent Power and Renewable Electricity
Producers .......................... 75,005,726 — — 75,005,726
Interactive Media & Services .............. 8,605,988 — — 8,605,988
IT Services ........................... 75,900,596 — — 75,900,596
Life Sciences Tools & Services ............ 35,070,042 — — 35,070,042
Machinery ............................ 32,569,268 — — 32,569,268
Media ............................... 46,272,144 — — 46,272,144
Oil, Gas & Consumable Fuels ............. 117,667,174 — — 117,667,174
Professional Services ................... 53,708,175 — — 53,708,175
Real Estate Management & Development .... 19,731,377 — — 19,731,377
Residential REITs ...................... 12,514,585 — — 12,514,585
Semiconductors & Semiconductor Equipment . 219,371,372 — — 219,371,372
Software ............................. 257,486,053 — 7,493,068 264,979,121
13. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At April 30, 2026, the reconciliations are as follows:
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Specialty Retail ........................ $ 241,764,693 $ — $ — $ 241,764,693
Technology Hardware, Storage & Peripherals . 36,049,454 — — 36,049,454
Trading Companies & Distributors .......... 71,011,299 — — 71,011,299
Convertible Preferred Stocks ................ — — 94,514,669 94,514,669
Preferred Stocks ......................... — — 2,409,237 2,409,237
Warrants ............................... — — 95,450 95,450
Convertible Bonds ....................... — — 243,073 243,073
Senior Floating Rate Interests ............... — — 1,010,160 1,010,160
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 74,959,605 — — 74,959,605
Total Investments in Securities ........... $3,391,123,315 $— $105,765,657 $3,496,888,972
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $4,216,982, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument
Valuation note for more information.
d
Includes foreign securities valued at $31,479,787, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument
Valuation note for more information.
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Biotechnology ...... $ — $ 2,568,669 $ — $ — $ — $ — $ — $ 407,670 $ 2,976,339 $ 407,670
Convertible Preferred
Stocks :
Biotechnology ...... — 5,498,578 — — — — — 1,264,255 6,762,833 1,264,255
Household Products .. 1,275,136 — — — — — — 1,097,326 2,372,462 1,097,326
Preferred Stocks :
Real Estate
Management &
Development ..... 1,311,980 — — — — — — 1,705,608 3,017,588 1,705,609
Warrants :
Biotechnology ...... 289,723 1,020,208 (9)
d
4,224,842 — — (13) 3,448,392 8,983,143 3,659,042
Escrows and Litigation
Trusts : 400,031
d
— (838,547) — — — 838,547 134,258 534,289
d
134,258
Total Investments in
Securities ............ $3,276,870 $9,087,455 $(838,556) $4,224,842 $— $— $838,534 $8,057,509 $24,646,654 $8,268,160
Other Financial Instruments:
Unfunded
Commitments ......
$— $— $— $— $— $— $— $311,468 $311,468 $311,468
13. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Core Plus Bond Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... $ —
d
$ — $ —
d
$ — $ — $ — $ (986,430) $ 986,430 $ — $ —
Machinery ......... 750,386 — — — — — — (12,337) 738,049 (12,337)
Management Investment
Companies :
Capital Markets ..... 24,292,230 — (23,568,844) — — — 338,532 (1,061,918) — —
Warrants :
Machinery ......... 1,787 — —
d
— — — (1,272) (515) — —
Oil, Gas & Consumable
Fuels .......... —
d
— —
d
— — — — — — —
Software .......... —
d
— —
d
— — — (750,000) 750,000 — —
Corporate Bonds :
Broadline Retail ..... —
d
— — — — — — — —
d
—
Financial Services ... —
d
— (20,345) — — — (1,446,931) 1,467,276 — —
Wireless
Telecommunication
Services ........ 30,370 — — — — 22,053 — (22,053) 30,370 (22,053)
Senior Floating Rate
Interests :
Software .......... —
d
— — — — — — — —
d
—
Marketplace Loans :
Financial Services ... 29,226,804 115,577 (27,046,640) — — — 269,176 (332,891) 2,232,026
d
(5,273,594)
Escrows and Litigation
Trusts ........... 8,787 —
d
— — — — — 1,026 9,813
d
1,026
Total Investments in
Securities ............ $54,310,364 $115,577 $(50,635,829) $— $— $22,053 $(2,576,925) $1,775,018 $3,010,258 $(5,306,958)
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense . 26,428,545 4,807,041 — — — — — 52,098,692 83,334,278 52,098,692
Commercial Services &
Supplies ........ 6,471,119 —
d
(13,532) — — — 13,532 (3,747,997) 2,723,122
d
(3,747,997)
IT Services ........ 19,175,724 — — — — — — 5,389,623 24,565,347 5,389,623
Leisure Products .... 55,397,163 — (51,496,420) — — — 31,766,190 (35,666,933) — —
Software .......... 21,592,488 3,727,240 — — — — — 11,594,729 36,914,457 11,594,729
Convertible Preferred
Stocks :
Aerospace & Defense . — 7,367,980 — — — — — 5,058,327 12,426,307 5,058,327
Automobile Components 12,588,882 — — — — — — 735,343 13,324,225 735,343
Software .......... 37,296,393 9,999,815 — — — — — 32,132,971 79,429,179 32,132,971
Preferred Stocks :
Commercial Services &
Supplies ........ 7,445,041 — (549,993) — — — (10,392,598) 3,497,550 — —
Software .......... 5,669,986 6,999,887 (3,223,200) — — — (777,033) 4,599,703 13,269,343 5,877,087
Escrows and Litigation
Trusts : —
d
— —
d
— — — — — —
d
—
Total Investments in
Securities ............ $192,065,341 $32,901,963 $(55,283,145) $— $— $— $20,610,091 $75,692,008 $265,986,258 $109,138,775
13. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Commercial Services &
Supplies ........ $ — $ —
d
$ (13,504) $ — $ — $ — $ 13,504 $ — $ —
d
$ —
Software .......... 412,783 — — — — — — (31,203) 381,580 (31,203)
Convertible Preferred
Stocks :
Automobile Components 14,585,176 — — — — — — 851,950 15,437,126 851,950
Communications
Equipment ....... — 5,999,994 — — — — — — 5,999,994 —
Diversified Consumer
Services ........ 11,929,905 — — — — — — 777,536 12,707,441 777,536
Software .......... 36,310,373 — — — — — — (5,395,527) 30,914,846 (5,395,527)
Specialty Retail ..... 5,047,362 — — — — — — (1,260,984) 3,786,378 (1,260,984)
Preferred Stocks :
Automobile Components 7,317,732
d
— — — — — — (3,444,816) 3,872,916
d
(3,444,816)
Commercial Services &
Supplies ........ 7,429,670 — (548,858) — — — (10,371,141) 3,490,329 — —
Software .......... 1,456,951 — — — — — — (233,806) 1,223,145 (233,806)
Rights :
Biotechnology ...... 802,045 — (821,000) — — — 660,906 (641,951) —
d
(641,951)
Escrows and Litigation
Trusts ........... —
d
— —
d
— — — — — —
d
—
Total Investments in
Securities ............ $85,291,997 $5,999,994 $(1,383,362) $— $— $— $(9,696,731) $(5,888,472) $74,323,426 $(9,378,801)
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Leisure Products .... 42,691,367 — (39,684,882) — — — 25,632,821 (28,639,306) — —
Software .......... 6,311,036 — — — — — — 1,182,032 7,493,068 1,182,032
Convertible Preferred
Stocks :
Aerospace & Defense . 16,944,894 — — — — — — 11,633,709 28,578,603 11,633,709
Diversified Consumer
Services ........ 7,130,256 — — — — — — 464,716 7,594,972 464,716
Semiconductors &
Semiconductor
Equipment ....... 135,046 — — — — — — 5,911,247 6,046,293 5,911,247
Software .......... 35,005,434 — — — — — — 17,289,367 52,294,801 17,289,367
Preferred Stocks :
Semiconductors &
Semiconductor
Equipment ....... 180,297 — — — — — — 2,228,940 2,409,237 2,228,940
Warrants :
Semiconductors &
Semiconductor
Equipment ....... 6,183 — — — — — — 89,267 95,450 89,267
Convertible Bonds :
Semiconductors &
Semiconductor
Equipment ....... 198,705 — — — — — — 44,368 243,073 44,368
13. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2026, are as follows:
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Small-Mid Cap Growth Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Senior Floating Rate
Interests :
Semiconductors &
Semiconductor
Equipment ....... $ 824,303 $ 109,594 $ — $ — $ — $ (14,078) $ — $ 90,341 $ 1,010,160 $ 90,341
Escrows and Litigation
Trusts : —
d
— — — — — — — —
d
—
Total Investments in
Securities ............ $109,427,521 $109,594 $(39,684,882) $— $— $(14,078) $25,632,821 $10,294,681 $105,765,657 $38,933,987
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
Impact to
Fair Value
if Input
Increases
a
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Convertible Preferred Stocks:
Software. . . . . . . $64,623,462 Market comparables Discount for lack of marketability
12.4% Decrease
EV / Revenue multiple 27.9x Increase
Revenue $5.7 bil Increase
Trade price $190.0 Increase
All Other Investments. . . . 201,362,796
b,c,d
Total. . . . . . . . . . . . . . . . . . $265,986,258
13. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
Impact to
Fair Value
if Input
Increases
a
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Convertible Preferred Stocks:
Diversified Consumer Services. . . . .  $12,707,441 Market comparables Discount for lack of marketability
9.1% Decrease
EV / EBITDA multiple 5.8x Increase
EV / Revenue multiple 1.3x Increase
Volatility 41.9% Increase
Software . . . . . . . . . . . . . .  21,170,063 Market comparables Discount for lack of marketability
11.0% Decrease
EV / Revenue multiple 2.5x Increase
Volatility 48.9% Increase
All Other Investments. . . . 40,445,922
b,c,d
Total. . . . . . . . . . . . . . . . . . $74,323,426
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
Impact to
Fair Value
if Input
Increases
a
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Convertible Preferred Stocks:
Software
.......................
$43,523,409 Market comparables Discount for lack of
marketability
12.4% Decrease
EV / Revenue multiple 27.9x Increase
Revenue $5.7 bil Increase
Trade price $190.0 Increase
All Other Investments. . . . . . . . . 62,242,248
b,c,d
Total. . . . . . . . . . . . . . . . . . . . . . $105,765,657
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
c
Includes financial instruments determined to have no value.
d
Includes the fair value of assets and/or liabilities derived from recent transactions, private transaction prices, or non-public third-party pricing information that is unobservable.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
13. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 3 financial instruments, for the Franklin Biotechnology Discovery Fund, include the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
14. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Funds' investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
15. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
13. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Abbreviations
Counterparty
BOFA
Bank of America NA
CITI
Citibank NA
JPHQ
JPMorgan Chase Bank NA
Cu r rency
CAD
Canadian Dollar
EUR
Euro
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
Selected Portfolio
ADR
American Depositary Receipt
BDC
Business Development Company
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CVR
Contingent Value Right
ETM
Escrowed to Maturity
FFCB
Federal Farm Credit Banks Funding Corp.
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
IO
Interest Only
MBS
Mortgage-Backed Security
NATL
National Reinsurance Corp.
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note

Franklin Strategic Series

franklintempleton.com
Annual Report
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Franklin Strategic Series and Shareholders of Franklin Biotechnology Discovery Fund, Franklin
Core Plus Bond Fund, Franklin Growth Opportunities Fund, Franklin Natural Resources Fund, Franklin Small Cap Growth
Fund and Franklin Small-Mid Cap Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Biotechnology Discovery Fund, Franklin Core Plus Bond Fund, Franklin Growth Opportunities Fund, Franklin Natural
Resources Fund, Franklin Small Cap Growth Fund and Franklin Small-Mid Cap Growth Fund (six of the funds constituting
Franklin Strategic Series, hereafter collectively referred to as the "Funds") as of April 30, 2026, the related statements of operations for the year ended April 30, 2026, the statements of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended
April 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2026 and each of the financial highlights for each of the five years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodians, transfer agent, private placement agents, agent banks, portfolio companies and brokers; when replies were not received from private placement agents, agent banks, or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
June 17, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Strategic Series
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended April 30, 2026:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to:
Franklin
Biotechnology
Discovery Fund
Franklin Core Plus
Bond Fund
Franklin Growth
Opportunities Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $77,442,568 — $776,486,096
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $3,229,092 $778,002 $13,529,794
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $3,467,481 $778,002 $15,057,578
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) $11,766,876 — —
Section 163(j) Interest Dividends Earned §163(j) — $121,271,847 —
Interest Earned from Federal Obligations Note (1) — $17,545,319 —
Pursuant to:
Franklin Natural
Resources Fund
Franklin Small Cap
Growth Fund
Franklin Small-Mid
Cap Growth Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) — $203,398,002 $283,156,503
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $4,573,547 $7,816,686 $15,980,516
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $8,009,347 $7,869,850 $15,988,209
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) — $7,530,976 —
Section 163(j) Interest Dividends Earned §163(j) $58,692 $1,308,109 —

Franklin Strategic Series

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Funds' investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

FSS-AFSOI 06/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Strategic Series

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	June 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	June 25, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	June 25, 2026